UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
October 31, 2024
Schwab 1000 Index
®
Fund
Ticker Symbol: SNXFX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$6	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 38.17%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 38.07%. The fund generally invests in securities that are included in the Schwab 1000 Index
®
which returned 38.20% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index
®
may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab
1000
Index
®
Fund | Annual Report
1
REG125965-00  00306171

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991)	38.17%	14.78%	12.56%
Russell 1000 ® Index 2	38.07%	15.00%	12.75%
Schwab 1000 Index ®	38.20%	14.82%	12.65%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index
®
to the Russell 1000
®
Index. The Russell 1000
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory
index.
2
Schwab 1000 Index
®
Fund | Annual Report

Statistics

Net Assets (millions)	$17,357
Number of Holdings (excludes derivatives)	997
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$7,926,411
Weighted Average Market Cap (millions)	$914,590
Price/Earnings Ratio (P/E)	26.5
Price/Book Ratio (P/B)	4.4
Dividends Received Deduction	92.22%
Qualified Dividend Income	$194,424,399
Qualified Business Income (199A)	$10,152,519
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 1000 Index
®
Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1000 Index
®
Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, six series have a fiscal year-end of August 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$283,400	$280,635	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023/2024: $2,549,698	2022/2023: $	3,651,860

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | October 31, 2024
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$65.03	$60.02	$71.21	$50.75	$47.17
Income (loss) from investment operations:
Net investment income (loss)[1]	1.13	1.05	0.97	0.90	1.02
Net realized and unrealized gains (losses)	23.29	4.94	(11.23)	20.60	3.52
Total from investment operations	24.42	5.99	(10.26)	21.50	4.54
Less distributions:
Distributions from net investment income	(1.05)	(0.98)	(0.86)	(1.04)	(0.87)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)
Total distributions	(1.05)	(0.98)	(0.93)	(1.04)	(0.96)
Net asset value at end of period	$88.40	$65.03	$60.02	$71.21	$50.75
Total return	37.95%	10.11%	(14.63%)	42.89%	9.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Net investment income (loss)	1.41%	1.63%	1.49%	1.42%	2.11%
Portfolio turnover rate	2%	2%[3]	2%	3%	4%
Net assets, end of period (x 1,000,000)	$104,140	$70,062	$61,068	$67,401	$44,184

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Aptiv PLC *	573,235	32,576,945
BorgWarner, Inc.	496,756	16,705,904
Ford Motor Co.	8,372,891	86,157,048
General Motors Co.	2,416,969	122,685,347
Tesla, Inc. *	5,967,407	1,490,956,639
		1,749,081,883

Banks 3.3%
Bank of America Corp.	14,519,193	607,192,651
Citigroup, Inc.	4,104,045	263,356,568
Citizens Financial Group, Inc.	967,151	40,736,400
Fifth Third Bancorp	1,455,897	63,593,581
Huntington Bancshares, Inc.	3,124,170	48,705,810
JPMorgan Chase & Co.	6,119,171	1,357,966,428
KeyCorp	2,006,649	34,614,695
M&T Bank Corp.	358,535	69,799,596
PNC Financial Services Group, Inc.	853,371	160,664,158
Regions Financial Corp.	1,976,580	47,180,965
Truist Financial Corp.	2,878,504	123,919,597
U.S. Bancorp	3,359,181	162,282,034
Wells Fargo & Co.	7,320,578	475,251,924
		3,455,264,407

Capital Goods 5.7%
3M Co.	1,179,493	151,529,466
A.O. Smith Corp.	256,909	19,293,866
Allegion PLC	188,717	26,350,555
AMETEK, Inc.	498,911	91,470,343
Axon Enterprise, Inc. *	154,352	65,368,072
Boeing Co. *	1,571,440	234,631,706
Builders FirstSource, Inc. *	251,090	43,036,826
Carrier Global Corp.	1,803,833	131,174,736
Caterpillar, Inc.	1,042,883	392,332,585
Cummins, Inc.	295,169	97,104,698
Deere & Co.	551,744	223,285,279
Dover Corp.	295,531	55,952,884
Eaton Corp. PLC	856,225	283,907,085
Emerson Electric Co.	1,230,624	133,239,660
Fastenal Co.	1,228,223	96,022,474
Fortive Corp.	752,639	53,761,004
GE Vernova, Inc. *	591,906	178,554,364
Generac Holdings, Inc. *	128,612	21,291,717
General Dynamics Corp.	555,369	161,951,154
General Electric Co.	2,332,056	400,600,580
Honeywell International, Inc.	1,400,523	288,059,571
Howmet Aerospace, Inc.	875,911	87,345,845
Hubbell, Inc., Class B	115,898	49,491,923
Huntington Ingalls Industries, Inc.	84,900	15,703,104
IDEX Corp.	162,276	34,830,921
Illinois Tool Works, Inc.	581,643	151,884,437
Ingersoll Rand, Inc.	865,300	83,068,800
Johnson Controls International PLC	1,438,639	108,689,176
L3Harris Technologies, Inc.	408,864	101,181,574
Lockheed Martin Corp.	456,300	249,162,615
Masco Corp.	471,837	37,704,495
Nordson Corp.	115,917	28,734,665
Northrop Grumman Corp.	295,195	150,260,159
Otis Worldwide Corp.	863,451	84,790,888
PACCAR, Inc.	1,127,971	117,624,816
Parker-Hannifin Corp.	276,793	175,506,137
Pentair PLC	357,951	35,480,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	316,162	95,363,944
Rockwell Automation, Inc.	243,782	65,019,097
RTX Corp.	2,860,980	346,149,970
Snap-on, Inc.	112,570	37,162,734
Stanley Black & Decker, Inc.	332,487	30,901,342
Textron, Inc.	405,518	32,611,757
Trane Technologies PLC	485,827	179,833,722
TransDigm Group, Inc.	120,710	157,200,633
United Rentals, Inc.	143,302	116,475,866
Westinghouse Air Brake Technologies Corp.	375,869	70,655,855
WW Grainger, Inc.	95,643	106,090,085
Xylem, Inc.	521,002	63,447,623
		5,961,290,911

Commercial & Professional Services 1.2%
Amentum Holdings, Inc. *	267,693	7,961,190
Automatic Data Processing, Inc.	877,363	253,768,474
Broadridge Financial Solutions, Inc.	251,164	52,960,441
Cintas Corp.	735,769	151,428,618
Copart, Inc. *	1,887,736	97,161,772
Dayforce, Inc. *	338,910	24,045,664
Equifax, Inc.	265,722	70,421,644
Jacobs Solutions, Inc.	267,693	37,632,282
Leidos Holdings, Inc.	291,593	53,408,174
Paychex, Inc.	690,103	96,152,051
Paycom Software, Inc.	104,565	21,857,222
Republic Services, Inc., Class A	440,014	87,122,772
Rollins, Inc.	599,790	28,274,101
Veralto Corp.	531,292	54,292,729
Verisk Analytics, Inc., Class A	305,690	83,979,157
Waste Management, Inc.	786,520	169,770,342
		1,290,236,633

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	20,090,053	3,744,785,879
AutoZone, Inc. *	36,765	110,625,885
Best Buy Co., Inc.	423,944	38,337,256
CarMax, Inc. *	338,848	24,525,818
eBay, Inc.	1,050,766	60,429,553
Genuine Parts Co.	297,913	34,170,621
Home Depot, Inc.	2,132,690	839,746,688
LKQ Corp.	572,572	21,064,924
Lowe's Cos., Inc.	1,225,559	320,888,113
O'Reilly Automotive, Inc. *	124,570	143,646,650
Pool Corp.	81,685	29,540,563
Ross Stores, Inc.	717,815	100,293,112
TJX Cos., Inc.	2,430,802	274,753,550
Tractor Supply Co.	231,723	61,524,774
Ulta Beauty, Inc. *	103,183	38,072,463
		5,842,405,849

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	328,500	52,852,365
DR Horton, Inc.	631,437	106,712,853
Garmin Ltd.	331,259	65,705,223
Hasbro, Inc.	281,015	18,443,014
Lennar Corp., Class A	518,373	88,278,922
Lululemon Athletica, Inc. *	246,678	73,485,376
Mohawk Industries, Inc. *	112,566	15,114,237
NIKE, Inc., Class B	2,580,880	199,063,274
NVR, Inc. *	6,615	60,545,838
PulteGroup, Inc.	446,294	57,808,462
Ralph Lauren Corp., Class A	86,949	17,209,816
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	497,261	23,595,034
		778,814,414

Consumer Services 2.0%
Airbnb, Inc., Class A *	946,292	127,550,699
Booking Holdings, Inc.	72,101	337,162,301
Caesars Entertainment, Inc. *	470,484	18,842,884
Carnival Corp. *	2,184,161	48,051,542
Chipotle Mexican Grill, Inc., Class A *	2,949,063	164,469,244
Darden Restaurants, Inc.	255,592	40,899,832
Domino's Pizza, Inc.	75,091	31,067,399
Expedia Group, Inc. *	269,386	42,107,726
Hilton Worldwide Holdings, Inc.	529,648	124,387,833
Las Vegas Sands Corp.	763,743	39,600,075
Marriott International, Inc., Class A	502,354	130,622,087
McDonald's Corp.	1,542,809	450,669,937
MGM Resorts International *	492,240	18,148,889
Norwegian Cruise Line Holdings Ltd. *	941,963	23,869,342
Royal Caribbean Cruises Ltd.	507,998	104,825,387
Starbucks Corp.	2,439,060	238,296,162
Wynn Resorts Ltd.	199,025	19,110,380
Yum! Brands, Inc.	602,750	79,056,690
		2,038,738,409

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	953,492	833,523,637
Dollar General Corp.	474,158	37,951,606
Dollar Tree, Inc. *	438,643	28,353,883
Kroger Co.	1,424,008	79,416,926
Sysco Corp.	1,060,887	79,513,481
Target Corp.	996,662	149,539,166
Walgreens Boots Alliance, Inc.	1,553,943	14,700,301
Walmart, Inc.	9,341,709	765,553,053
		1,988,552,053

Energy 3.4%
APA Corp.	796,324	18,793,246
Baker Hughes Co., Class A	2,133,318	81,236,749
Chevron Corp.	3,658,155	544,406,627
ConocoPhillips	2,498,098	273,641,655
Coterra Energy, Inc.	1,589,772	38,027,346
Devon Energy Corp.	1,346,226	52,072,022
Diamondback Energy, Inc.	403,226	71,278,260
EOG Resources, Inc.	1,220,708	148,877,548
EQT Corp.	1,272,979	46,514,653
Exxon Mobil Corp.	9,555,305	1,115,868,518
Halliburton Co.	1,902,448	52,773,908
Hess Corp.	595,858	80,130,984
Kinder Morgan, Inc.	4,158,150	101,916,257
Marathon Oil Corp.	1,207,619	33,451,046
Marathon Petroleum Corp.	720,375	104,792,951
Occidental Petroleum Corp.	1,451,947	72,757,064
ONEOK, Inc.	1,256,050	121,686,124
Phillips 66	900,712	109,724,736
Schlumberger NV	3,051,135	122,258,979
Targa Resources Corp.	470,635	78,577,220
Valero Energy Corp.	687,136	89,162,767
Williams Cos., Inc.	2,620,117	137,215,527
		3,495,164,187

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	335,894	37,468,976
American Tower Corp.	1,003,198	214,222,901
AvalonBay Communities, Inc.	305,989	67,810,222
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	314,178	25,310,180
Camden Property Trust	230,536	26,693,763
Crown Castle, Inc.	935,187	100,523,251
Digital Realty Trust, Inc.	662,739	118,119,972
Equinix, Inc.	204,244	185,469,891
Equity Residential	732,302	51,532,092
Essex Property Trust, Inc.	137,346	38,987,036
Extra Space Storage, Inc.	455,344	74,357,675
Federal Realty Investment Trust	162,496	18,011,057
Healthpeak Properties, Inc.	1,517,551	34,069,020
Host Hotels & Resorts, Inc.	1,519,185	26,190,749
Invitation Homes, Inc.	1,233,171	38,733,901
Iron Mountain, Inc.	631,816	78,174,594
Kimco Realty Corp.	1,445,756	34,293,332
Mid-America Apartment Communities, Inc.	249,515	37,761,600
Prologis, Inc.	1,992,240	225,003,586
Public Storage	338,555	111,404,908
Realty Income Corp.	1,871,896	111,134,465
Regency Centers Corp.	353,413	25,247,825
SBA Communications Corp., Class A	231,099	53,030,287
Simon Property Group, Inc.	659,234	111,489,654
UDR, Inc.	648,120	27,344,183
Ventas, Inc.	887,633	58,131,085
VICI Properties, Inc., Class A	2,253,431	71,568,969
Welltower, Inc.	1,242,372	167,571,135
Weyerhaeuser Co.	1,567,855	48,854,362
		2,218,510,671

Financial Services 7.9%
American Express Co.	1,207,892	326,227,471
Ameriprise Financial, Inc.	210,569	107,453,361
Bank of New York Mellon Corp.	1,587,860	119,661,130
Berkshire Hathaway, Inc., Class B *	3,939,674	1,776,477,800
Blackrock, Inc.	299,468	293,787,092
Blackstone, Inc.	1,549,725	259,966,369
Capital One Financial Corp.	822,067	133,824,287
Cboe Global Markets, Inc.	225,641	48,190,148
Charles Schwab Corp. (a)	3,189,646	225,922,626
CME Group, Inc.	773,074	174,219,957
Corpay, Inc. *	149,539	49,305,999
Discover Financial Services	540,700	80,256,101
FactSet Research Systems, Inc.	82,056	37,258,347
Fidelity National Information Services, Inc.	1,175,289	105,458,682
Fiserv, Inc. *	1,239,231	245,243,815
Franklin Resources, Inc.	680,431	14,132,552
Global Payments, Inc.	547,370	56,767,743
Goldman Sachs Group, Inc.	679,199	351,682,450
Intercontinental Exchange, Inc.	1,233,954	192,336,410
Invesco Ltd.	974,340	16,895,056
Jack Henry & Associates, Inc.	156,716	28,511,342
KKR & Co., Inc.	1,450,505	200,517,811
MarketAxess Holdings, Inc.	81,383	23,553,868
Mastercard, Inc., Class A	1,774,435	886,489,982
Moody's Corp.	336,320	152,702,733
Morgan Stanley	2,679,279	311,466,184
MSCI, Inc., Class A	168,706	96,364,867
Nasdaq, Inc.	889,603	65,759,454
Northern Trust Corp.	435,177	43,743,992
PayPal Holdings, Inc. *	2,201,382	174,569,592
Raymond James Financial, Inc.	399,393	59,198,030
S&P Global, Inc.	688,663	330,806,159
State Street Corp.	642,531	59,626,877
Synchrony Financial	851,285	46,939,855
T. Rowe Price Group, Inc.	477,363	52,443,099
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	3,592,670	1,041,335,399
		8,189,096,640

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	3,673,621	200,065,400
Archer-Daniels-Midland Co.	1,028,392	56,777,522
Brown-Forman Corp., Class B	391,925	17,256,458
Bunge Global SA	303,398	25,491,500
Campbell Soup Co.	424,922	19,822,611
Coca-Cola Co.	8,342,412	544,842,928
Conagra Brands, Inc.	1,023,618	29,623,505
Constellation Brands, Inc., Class A	336,106	78,090,868
General Mills, Inc.	1,200,325	81,646,107
Hershey Co.	316,523	56,208,154
Hormel Foods Corp.	635,138	19,403,466
J.M. Smucker Co.	229,416	26,041,010
Kellanova	578,485	46,654,815
Keurig Dr. Pepper, Inc.	2,421,364	79,783,944
Kraft Heinz Co.	1,893,984	63,372,705
Lamb Weston Holdings, Inc.	306,115	23,782,074
McCormick & Co., Inc. - Non Voting Shares	542,688	42,459,909
Molson Coors Beverage Co., Class B	373,858	20,364,045
Mondelez International, Inc., Class A	2,870,278	196,556,638
Monster Beverage Corp. *	1,513,427	79,727,334
PepsiCo, Inc.	2,954,178	490,629,882
Philip Morris International, Inc.	3,343,954	443,742,696
Tyson Foods, Inc., Class A	610,714	35,781,733
		2,678,125,304

Health Care Equipment & Services 4.7%
Abbott Laboratories	3,742,042	424,235,301
Align Technology, Inc. *	152,156	31,196,545
Baxter International, Inc.	1,103,317	39,388,417
Becton Dickinson & Co.	620,788	145,009,869
Boston Scientific Corp. *	3,167,635	266,144,693
Cardinal Health, Inc.	522,655	56,718,521
Cencora, Inc.	374,192	85,345,711
Centene Corp. *	1,128,399	70,254,122
Cigna Group	600,670	189,096,923
Cooper Cos., Inc. *	427,623	44,763,576
CVS Health Corp.	2,708,879	152,943,308
DaVita, Inc. *	98,188	13,727,664
Dexcom, Inc. *	864,750	60,947,580
Edwards Lifesciences Corp. *	1,298,630	87,021,196
Elevance Health, Inc.	498,903	202,434,881
GE HealthCare Technologies, Inc.	982,063	85,783,203
HCA Healthcare, Inc.	400,214	143,572,770
Henry Schein, Inc. *	275,355	19,338,182
Hologic, Inc. *	498,985	40,352,917
Humana, Inc.	258,242	66,582,535
IDEXX Laboratories, Inc. *	176,592	71,858,817
Insulet Corp. *	150,902	34,938,340
Intuitive Surgical, Inc. *	762,876	384,367,444
Labcorp Holdings, Inc.	180,404	41,180,821
McKesson Corp.	278,584	139,456,365
Medtronic PLC	2,759,712	246,304,296
Molina Healthcare, Inc. *	125,352	40,265,569
Quest Diagnostics, Inc.	241,106	37,330,442
ResMed, Inc.	315,314	76,454,186
Solventum Corp. *	300,490	21,809,564
STERIS PLC	212,280	47,094,318
Stryker Corp.	737,534	262,768,613
Teleflex, Inc.	100,416	20,189,641
UnitedHealth Group, Inc.	1,986,019	1,121,107,725
Universal Health Services, Inc., Class B	127,762	26,103,054
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	439,043	46,942,478
		4,843,029,587

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	526,047	52,557,356
Clorox Co.	265,279	42,059,985
Colgate-Palmolive Co.	1,757,077	164,655,686
Estee Lauder Cos., Inc., Class A	500,533	34,506,745
Kenvue, Inc.	4,126,987	94,631,812
Kimberly-Clark Corp.	725,070	97,289,893
Procter & Gamble Co.	5,062,920	836,293,125
		1,321,994,602

Insurance 2.1%
Aflac, Inc.	1,081,677	113,348,933
Allstate Corp.	568,315	106,002,114
American International Group, Inc.	1,384,380	105,046,754
Aon PLC, Class A	466,390	171,104,499
Arch Capital Group Ltd. *	807,383	79,575,669
Arthur J Gallagher & Co.	470,379	132,270,575
Assurant, Inc.	112,199	21,508,548
Brown & Brown, Inc.	507,600	53,115,264
Chubb Ltd.	808,600	228,380,984
Cincinnati Financial Corp.	334,677	47,132,562
Erie Indemnity Co., Class A	53,065	23,817,695
Everest Group Ltd.	92,720	32,972,159
Globe Life, Inc.	191,391	20,210,890
Hartford Financial Services Group, Inc.	628,365	69,396,631
Loews Corp.	391,066	30,878,571
Marsh & McLennan Cos., Inc.	1,058,311	230,965,793
MetLife, Inc.	1,265,803	99,264,271
Principal Financial Group, Inc.	459,571	37,868,650
Progressive Corp.	1,259,609	305,870,853
Prudential Financial, Inc.	769,172	94,208,187
Travelers Cos., Inc.	489,770	120,454,034
W.R. Berkley Corp.	648,283	37,062,339
Willis Towers Watson PLC	217,964	65,866,541
		2,226,322,516

Materials 2.2%
Air Products & Chemicals, Inc.	477,520	148,284,286
Albemarle Corp.	253,793	24,041,811
Amcor PLC	3,113,735	34,655,871
Avery Dennison Corp.	172,022	35,613,715
Ball Corp.	654,987	38,807,980
Celanese Corp., Class A	236,110	29,742,777
CF Industries Holdings, Inc.	390,603	32,119,285
Corteva, Inc.	1,484,522	90,437,080
Dow, Inc.	1,510,613	74,594,070
DuPont de Nemours, Inc.	900,733	74,751,832
Eastman Chemical Co.	253,052	26,593,235
Ecolab, Inc.	543,800	133,627,974
FMC Corp.	267,612	17,392,104
Freeport-McMoRan, Inc.	3,087,768	139,011,315
International Flavors & Fragrances, Inc.	551,597	54,845,290
International Paper Co.	743,198	41,277,217
Linde PLC	1,033,889	471,608,467
LyondellBasell Industries NV, Class A	559,370	48,581,284
Martin Marietta Materials, Inc.	131,195	77,712,046
Mosaic Co.	690,782	18,485,326
Newmont Corp.	2,466,998	112,100,389
Nucor Corp.	509,571	72,277,551
Packaging Corp. of America	191,464	43,833,768
PPG Industries, Inc.	500,701	62,342,281
Sherwin-Williams Co.	499,135	179,074,664
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	1,061,689	54,676,983
Steel Dynamics, Inc.	310,073	40,464,526
Vulcan Materials Co.	283,600	77,686,548
		2,254,639,675

Media & Entertainment 8.1%
Alphabet, Inc., Class A	12,601,106	2,156,175,248
Alphabet, Inc., Class C	10,330,154	1,783,914,294
Charter Communications, Inc., Class A *	208,594	68,337,480
Comcast Corp., Class A	8,308,379	362,826,911
Electronic Arts, Inc.	516,380	77,895,923
Fox Corp., Class A	748,377	31,431,834
Interpublic Group of Cos., Inc.	807,889	23,751,937
Live Nation Entertainment, Inc. *	338,063	39,600,700
Match Group, Inc. *	549,933	19,814,086
Meta Platforms, Inc., Class A	4,698,754	2,666,918,795
Netflix, Inc. *	923,016	697,827,786
News Corp., Class A	1,070,290	29,165,403
Omnicom Group, Inc.	420,195	42,439,695
Paramount Global, Class B (b)	1,267,382	13,865,159
Take-Two Interactive Software, Inc. *	350,835	56,737,036
Walt Disney Co.	3,900,529	375,230,890
Warner Bros Discovery, Inc. *	4,818,143	39,171,503
		8,485,104,680

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	3,798,923	774,486,432
Agilent Technologies, Inc.	625,709	81,536,140
Amgen, Inc.	1,155,648	369,992,264
Biogen, Inc. *	313,413	54,533,862
Bio-Techne Corp.	335,416	24,736,930
Bristol-Myers Squibb Co.	4,364,348	243,399,688
Catalent, Inc. *	391,075	22,916,995
Charles River Laboratories International, Inc. *	110,971	19,817,201
Danaher Corp.	1,382,421	339,605,543
Eli Lilly & Co.	1,696,608	1,407,743,522
Gilead Sciences, Inc.	2,680,110	238,047,370
Incyte Corp. *	343,952	25,493,722
IQVIA Holdings, Inc. *	371,491	76,460,278
Johnson & Johnson	5,177,323	827,646,855
Merck & Co., Inc.	5,451,681	557,816,000
Mettler-Toledo International, Inc. *	45,621	58,930,927
Moderna, Inc. *	730,527	39,711,448
Pfizer, Inc.	12,187,511	344,906,561
Regeneron Pharmaceuticals, Inc. *	228,411	191,454,100
Revvity, Inc.	263,365	31,232,455
Thermo Fisher Scientific, Inc.	821,569	448,839,576
Vertex Pharmaceuticals, Inc. *	555,201	264,264,572
Viatris, Inc.	2,581,668	29,947,349
Waters Corp. *	127,652	41,245,638
West Pharmaceutical Services, Inc.	156,510	48,194,124
Zoetis, Inc.	974,389	174,201,265
		6,737,160,817

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	645,554	84,548,207
CoStar Group, Inc. *	882,319	64,224,000
		148,772,207

Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc. *	3,480,912	501,494,992
Analog Devices, Inc.	1,067,717	238,218,340
Applied Materials, Inc.	1,780,748	323,348,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	10,011,382	1,699,632,322
Enphase Energy, Inc. *	290,114	24,091,067
First Solar, Inc. *	230,606	44,848,255
Intel Corp.	9,169,350	197,324,412
KLA Corp.	288,745	192,370,581
Lam Research Corp.	2,807,331	208,725,060
Microchip Technology, Inc.	1,150,478	84,410,571
Micron Technology, Inc.	2,385,786	237,743,575
Monolithic Power Systems, Inc.	104,977	79,709,036
NVIDIA Corp.	52,907,869	7,024,048,688
NXP Semiconductors NV	547,942	128,492,399
ON Semiconductor Corp. *	920,706	64,900,566
Qorvo, Inc. *	202,029	14,396,586
QUALCOMM, Inc.	2,395,909	389,982,108
Skyworks Solutions, Inc.	344,517	30,172,799
Teradyne, Inc.	351,785	37,363,085
Texas Instruments, Inc.	1,963,712	398,947,730
		11,920,220,394

Software & Services 11.2%
Accenture PLC, Class A	1,347,181	464,534,952
Adobe, Inc. *	953,632	455,912,387
Akamai Technologies, Inc. *	326,251	32,977,451
ANSYS, Inc. *	188,578	60,422,277
Autodesk, Inc. *	462,536	131,267,717
Cadence Design Systems, Inc. *	588,676	162,545,217
Cognizant Technology Solutions Corp., Class A	1,063,304	79,311,845
Crowdstrike Holdings, Inc., Class A *	496,566	147,415,548
EPAM Systems, Inc. *	123,479	23,294,313
Fair Isaac Corp. *	52,835	105,305,967
Fortinet, Inc. *	1,367,169	107,541,514
Gartner, Inc. *	165,356	83,091,390
Gen Digital, Inc.	1,154,789	33,615,908
GoDaddy, Inc., Class A *	303,528	50,628,470
International Business Machines Corp.	1,981,137	409,540,641
Intuit, Inc.	601,229	366,930,059
Microsoft Corp.	15,986,431	6,496,086,237
Oracle Corp.	3,437,718	576,986,589
Palantir Technologies, Inc., Class A *	4,335,987	180,203,620
Palo Alto Networks, Inc. *	696,649	251,023,534
PTC, Inc. *	256,902	47,611,648
Roper Technologies, Inc.	230,446	123,917,728
Salesforce, Inc.	2,084,054	607,230,814
ServiceNow, Inc. *	443,050	413,361,219
Synopsys, Inc. *	329,650	169,311,537
Tyler Technologies, Inc. *	91,848	55,622,230
VeriSign, Inc. *	181,622	32,118,034
		11,667,808,846

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	2,593,372	173,807,791
Apple, Inc.	32,699,939	7,387,243,220
Arista Networks, Inc. *	553,450	213,875,218
CDW Corp.	286,763	53,977,399
Cisco Systems, Inc.	8,664,879	474,575,423
Corning, Inc.	1,652,601	78,647,282
Dell Technologies, Inc., Class C	617,854	76,385,290
F5, Inc. *	126,450	29,574,126
Hewlett Packard Enterprise Co.	2,790,018	54,377,451
HP, Inc.	2,099,528	74,575,235
Jabil, Inc.	245,889	30,266,477
Juniper Networks, Inc.	709,974	27,617,989
Keysight Technologies, Inc. *	375,014	55,880,836
Motorola Solutions, Inc.	359,300	161,451,455
NetApp, Inc.	442,414	51,014,758
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	452,088	45,376,073
Super Micro Computer, Inc. *	1,087,521	31,657,736
TE Connectivity PLC	653,582	96,351,058
Teledyne Technologies, Inc. *	100,864	45,925,396
Trimble, Inc. *	523,950	31,698,975
Western Digital Corp. *	698,819	45,639,869
Zebra Technologies Corp., Class A *	111,040	42,413,949
		9,282,333,006

Telecommunication Services 0.9%
AT&T, Inc.	15,421,233	347,594,592
T-Mobile U.S., Inc.	1,052,682	234,916,515
Verizon Communications, Inc.	9,053,526	381,425,050
		963,936,157

Transportation 1.5%
CH Robinson Worldwide, Inc.	250,784	25,840,783
CSX Corp.	4,162,217	140,016,980
Delta Air Lines, Inc.	1,377,837	78,839,833
Expeditors International of Washington, Inc.	301,755	35,908,845
FedEx Corp.	484,786	132,758,646
JB Hunt Transport Services, Inc.	173,768	31,385,976
Norfolk Southern Corp.	486,273	121,777,347
Old Dominion Freight Line, Inc.	404,662	81,466,554
Southwest Airlines Co.	1,284,249	39,272,335
Uber Technologies, Inc. *	4,518,541	325,560,879
Union Pacific Corp.	1,310,218	304,062,291
United Airlines Holdings, Inc. *	707,389	55,360,263
United Parcel Service, Inc., Class B	1,573,808	210,984,701
		1,583,235,433

Utilities 2.5%
AES Corp.	1,527,121	25,182,225
Alliant Energy Corp.	553,382	33,202,920
Ameren Corp.	574,360	50,032,500
American Electric Power Co., Inc.	1,142,996	112,870,855
American Water Works Co., Inc.	418,776	57,837,153
Atmos Energy Corp.	334,906	46,478,255
CenterPoint Energy, Inc.	1,406,769	41,541,889
CMS Energy Corp.	638,189	44,424,336
Consolidated Edison, Inc.	745,722	75,825,013
Constellation Energy Corp.	673,200	177,024,672
Dominion Energy, Inc.	1,807,108	107,577,139
DTE Energy Co.	444,218	55,180,760
Duke Energy Corp.	1,660,361	191,389,812
Edison International	831,410	68,508,184
Entergy Corp.	459,463	71,115,683
Evergy, Inc.	491,979	29,735,211
SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	770,568	50,741,903
Exelon Corp.	2,145,104	84,302,587
FirstEnergy Corp.	1,103,764	46,170,448
NextEra Energy, Inc.	4,418,738	350,184,986
NiSource, Inc.	960,863	33,783,943
NRG Energy, Inc.	445,634	40,285,314
PG&E Corp.	4,603,818	93,089,200
Pinnacle West Capital Corp.	245,505	21,557,794
PPL Corp.	1,578,727	51,403,351
Public Service Enterprise Group, Inc.	1,073,097	95,945,603
Sempra	1,361,929	113,544,021
Southern Co.	2,349,551	213,879,627
Vistra Corp.	737,158	92,115,264
WEC Energy Group, Inc.	681,987	65,150,218
Xcel Energy, Inc.	1,198,832	80,093,966
		2,620,174,832
Total Common Stocks (Cost $41,547,549,446)		103,740,014,113

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	1,812,305	1,812,305
Total Short-Term Investments (Cost $1,812,305)		1,812,305
Total Investments in Securities (Cost $41,549,361,751)		103,741,826,418

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	1,420	407,433,500	(8,251,205)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,802,420.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$152,666,938	$18,599,006	($1,176,917 )	($474,837 )	$56,308,436	$225,922,626	3,189,646	$3,043,271
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$103,740,014,113	$—	$—	$103,740,014,113
Short-Term Investments[1]	1,812,305	—	—	1,812,305
Liabilities
Futures Contracts[2]	(8,251,205)	—	—	(8,251,205)
Total	$103,733,575,213	$—	$—	$103,733,575,213

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $113,824,228)		$225,922,626
Investments in securities, at value - unaffiliated issuers (cost $41,435,537,523) including securities on loan of $1,802,420		103,515,903,792
Cash		333,951,860
Deposit with broker for futures contracts		26,659,600
Receivables:
Fund shares sold		71,533,282
Dividends		54,812,247
Income from securities on loan	+	1,000
Total assets		104,228,784,407

Liabilities
Collateral held for securities on loan		1,812,305
Payables:
Fund shares redeemed		77,141,664
Variation margin on futures contracts		7,895,730
Investment adviser fees	+	1,786,091
Total liabilities		88,635,790
Net assets		$104,140,148,617

Net Assets by Source
Capital received from investors		$41,836,107,567
Total distributable earnings	+	62,304,041,050
Net assets		$104,140,148,617

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$104,140,148,617		1,178,044,143		$88.40

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $324,837)		$1,287,548,611
Other Interest		9,726,437
Dividends received from securities - affiliated issuers		3,043,271
Securities on loan, net	+	11,251
Total investment income		1,300,329,570

Expenses
Investment adviser fees		18,192,902
Total expenses	–	18,192,902
Net investment income		1,282,136,668

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(474,837)
Net realized losses on sales of securities - unaffiliated issuers		(229,959,341)
Net realized gains on futures contracts	+	97,659,450
Net realized losses		(132,774,728)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		56,308,436
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		26,135,485,327
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,448,817)
Net change in unrealized appreciation (depreciation)	+	26,189,344,946
Net realized and unrealized gains		26,056,570,218
Increase in net assets resulting from operations		$27,338,706,886
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,282,136,668	$1,096,359,862
Net realized losses		(132,774,728)	(260,101,329)
Net change in unrealized appreciation (depreciation)	+	26,189,344,946	5,263,994,272
Increase in net assets resulting from operations		$27,338,706,886	$6,100,252,805

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,135,808,670 )	($999,828,367 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		235,261,245	$18,780,662,028	176,030,065	$11,382,757,051
Shares reinvested		13,102,805	923,878,716	13,335,796	802,281,581
Shares redeemed	+	(147,780,023)	(11,829,511,743)	(129,402,948)	(8,291,585,464)
Net transactions in fund shares		100,584,027	$7,875,029,001	59,962,913	$3,893,453,168

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,077,460,116	$70,062,221,400	1,017,497,203	$61,068,343,794
Total increase	+	100,584,027	34,077,927,217	59,962,913	8,993,877,606
End of period		1,178,044,143	$104,140,148,617	1,077,460,116	$70,062,221,400
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$90.46	$84.03	$102.69	$73.73	$68.68
Income (loss) from investment operations:
Net investment income (loss)[1]	1.52	1.41	1.29	1.24	1.38
Net realized and unrealized gains (losses)	32.64	6.34	(18.14)	30.02	5.81
Total from investment operations	34.16	7.75	(16.85)	31.26	7.19
Less distributions:
Distributions from net investment income	(1.44)	(1.32)	(1.23)	(1.42)	(1.29)
Distributions from net realized gains	—	—	(0.58)	(0.88)	(0.85)
Total distributions	(1.44)	(1.32)	(1.81)	(2.30)	(2.14)
Net asset value at end of period	$123.18	$90.46	$84.03	$102.69	$73.73
Total return	38.17%	9.35%	(16.73%)	43.16%	10.60%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%[2]	0.05%	0.05%
Net investment income (loss)	1.36%	1.57%	1.40%	1.36%	1.97%
Portfolio turnover rate	3%[3]	3%[3]	2%[3]	5%[3]	4%
Net assets, end of period (x 1,000,000)	$17,357	$12,811	$11,888	$14,222	$9,774

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	86,820	4,933,981
Autoliv, Inc.	24,180	2,245,838
BorgWarner, Inc.	74,495	2,505,267
Ford Motor Co.	1,276,119	13,131,265
General Motors Co.	367,307	18,644,503
Gentex Corp.	72,704	2,203,658
Harley-Davidson, Inc.	38,603	1,233,366
Lear Corp.	18,457	1,767,442
Lucid Group, Inc. *(a)	371,270	820,507
Modine Manufacturing Co. *	17,123	2,016,576
Rivian Automotive, Inc., Class A *	232,238	2,345,604
Tesla, Inc. *	905,532	226,247,170
Thor Industries, Inc.	16,778	1,746,254
		279,841,431

Banks 3.4%
Bank of America Corp.	2,203,234	92,139,246
BOK Financial Corp.	7,325	778,135
Cadence Bank	59,154	1,977,518
Citigroup, Inc.	623,374	40,001,910
Citizens Financial Group, Inc.	146,199	6,157,902
Columbia Banking System, Inc.	69,875	1,992,136
Comerica, Inc.	42,796	2,726,533
Commerce Bancshares, Inc.	39,166	2,447,875
Cullen/Frost Bankers, Inc.	21,276	2,709,499
East West Bancorp, Inc.	45,176	4,404,208
Fifth Third Bancorp	220,858	9,647,077
First Citizens BancShares, Inc., Class A	3,922	7,598,287
First Financial Bankshares, Inc.	41,684	1,506,460
First Horizon Corp.	174,253	3,019,804
FNB Corp.	114,358	1,658,191
Glacier Bancorp, Inc.	36,844	1,921,415
Home BancShares, Inc.	58,678	1,601,323
Huntington Bancshares, Inc.	473,086	7,375,411
JPMorgan Chase & Co.	928,562	206,066,479
KeyCorp	302,729	5,222,075
M&T Bank Corp.	54,503	10,610,644
Old National Bancorp	103,385	1,991,195
Pinnacle Financial Partners, Inc.	25,092	2,645,951
PNC Financial Services Group, Inc.	129,946	24,464,933
Popular, Inc.	23,851	2,128,225
Prosperity Bancshares, Inc.	30,146	2,206,687
Regions Financial Corp.	298,665	7,129,134
SouthState Corp.	25,298	2,467,314
Synovus Financial Corp.	47,781	2,382,838
Truist Financial Corp.	437,399	18,830,027
U.S. Bancorp	509,719	24,624,525
UMB Financial Corp.	14,280	1,566,944
United Bankshares, Inc.	43,489	1,638,665
Webster Financial Corp.	54,345	2,815,071
Wells Fargo & Co.	1,110,871	72,117,745
Western Alliance Bancorp	35,185	2,927,744
Wintrust Financial Corp.	21,577	2,500,559
Zions Bancorp NA	47,176	2,455,983
		586,455,668

Capital Goods 6.5%
3M Co.	179,535	23,064,861
A.O. Smith Corp.	38,646	2,902,315
AAON, Inc.	22,277	2,544,479
SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity Brands, Inc.	10,099	3,036,668
Advanced Drainage Systems, Inc.	22,786	3,415,166
AECOM	43,606	4,657,121
AeroVironment, Inc. *	9,123	1,961,080
AGCO Corp.	20,552	2,051,912
Air Lease Corp., Class A	32,719	1,451,088
Allegion PLC	28,375	3,962,001
Allison Transmission Holdings, Inc.	28,363	3,030,870
AMETEK, Inc.	75,342	13,813,202
API Group Corp. *	78,693	2,686,579
Applied Industrial Technologies, Inc.	12,406	2,873,106
Armstrong World Industries, Inc.	13,979	1,950,769
Axon Enterprise, Inc. *	23,369	9,896,771
AZEK Co., Inc., Class A *	47,628	2,095,632
Beacon Roofing Supply, Inc. *	19,997	1,841,124
Boeing Co. *	238,842	35,661,499
Boise Cascade Co.	12,967	1,725,000
Builders FirstSource, Inc. *	38,039	6,519,885
BWX Technologies, Inc.	29,619	3,606,113
Carlisle Cos., Inc.	15,006	6,335,983
Carrier Global Corp.	274,557	19,965,785
Caterpillar, Inc.	158,254	59,535,155
CNH Industrial NV	285,756	3,209,040
Comfort Systems USA, Inc.	11,547	4,515,339
Core & Main, Inc., Class A *	62,879	2,784,282
Crane Co.	16,192	2,546,678
CSW Industrials, Inc.	5,369	1,895,794
Cummins, Inc.	44,765	14,726,790
Curtiss-Wright Corp.	12,480	4,305,101
Deere & Co.	83,581	33,824,395
Donaldson Co., Inc.	38,056	2,784,177
Dover Corp.	44,861	8,493,533
Dycom Industries, Inc. *	9,476	1,651,951
Eaton Corp. PLC	130,073	43,129,605
EMCOR Group, Inc.	15,237	6,796,769
Emerson Electric Co.	186,981	20,244,433
Esab Corp.	17,784	2,188,143
Fastenal Co.	186,873	14,609,731
Federal Signal Corp.	19,668	1,604,319
Ferguson Enterprises, Inc.	65,747	12,935,065
Flowserve Corp.	41,383	2,178,401
Fluor Corp. *	56,026	2,929,039
Fortive Corp.	114,210	8,158,020
Fortune Brands Innovations, Inc.	40,928	3,410,530
FTAI Aviation Ltd.	33,386	4,488,414
GATX Corp.	11,099	1,528,998
GE Vernova, Inc. *	89,850	27,104,151
Generac Holdings, Inc. *	19,489	3,226,404
General Dynamics Corp.	83,956	24,482,409
General Electric Co.	353,865	60,786,930
Graco, Inc.	54,768	4,460,854
HEICO Corp.	31,858	7,803,617
Hexcel Corp.	27,187	1,595,605
Honeywell International, Inc.	212,731	43,754,512
Howmet Aerospace, Inc.	133,275	13,290,183
Hubbell, Inc., Class B	17,505	7,475,160
Huntington Ingalls Industries, Inc.	12,944	2,394,122
IDEX Corp.	24,476	5,253,529
Illinois Tool Works, Inc.	87,843	22,938,443
Ingersoll Rand, Inc.	131,683	12,641,568
ITT, Inc.	26,268	3,680,672
Johnson Controls International PLC	217,993	16,469,371
L3Harris Technologies, Inc.	62,000	15,343,140
Lennox International, Inc.	10,437	6,289,023
Leonardo DRS, Inc. *	23,668	711,697
Lincoln Electric Holdings, Inc.	18,742	3,608,960
Loar Holdings, Inc. *	3,578	308,352
Lockheed Martin Corp.	69,213	37,793,759
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	70,910	5,666,418
MasTec, Inc. *	19,900	2,445,511
MDU Resources Group, Inc.	65,908	1,901,446
Middleby Corp. *	17,694	2,294,912
Moog, Inc., Class A	9,170	1,729,462
Mueller Industries, Inc.	37,422	3,067,481
NEXTracker, Inc., Class A *	46,714	1,860,151
Nordson Corp.	17,962	4,452,600
Northrop Grumman Corp.	44,954	22,882,485
nVent Electric PLC	54,759	4,083,379
Oshkosh Corp.	21,664	2,214,927
Otis Worldwide Corp.	130,772	12,841,810
Owens Corning	28,614	5,058,669
PACCAR, Inc.	171,087	17,840,952
Parker-Hannifin Corp.	42,034	26,652,498
Pentair PLC	53,797	5,332,359
Quanta Services, Inc.	48,125	14,515,944
RBC Bearings, Inc. *	9,522	2,669,493
Regal Rexnord Corp.	21,589	3,595,432
Rockwell Automation, Inc.	36,996	9,867,203
RTX Corp.	434,143	52,526,962
Sensata Technologies Holding PLC	50,073	1,719,507
Simpson Manufacturing Co., Inc.	13,895	2,498,182
SiteOne Landscape Supply, Inc. *	14,826	2,071,785
Snap-on, Inc.	17,368	5,733,698
SPX Technologies, Inc. *	14,928	2,142,019
Stanley Black & Decker, Inc.	50,587	4,701,556
Textron, Inc.	61,149	4,917,603
Timken Co.	21,489	1,783,587
Toro Co.	34,370	2,766,098
Trane Technologies PLC	73,671	27,270,057
TransDigm Group, Inc.	18,347	23,893,298
Trex Co., Inc. *	36,051	2,554,213
UFP Industries, Inc.	19,682	2,407,896
United Rentals, Inc.	21,753	17,680,838
Valmont Industries, Inc.	6,592	2,054,595
Vertiv Holdings Co., Class A	122,612	13,400,265
Watsco, Inc.	11,333	5,360,622
Watts Water Technologies, Inc., Class A	9,019	1,718,931
WESCO International, Inc.	14,422	2,768,591
Westinghouse Air Brake Technologies Corp.	57,048	10,723,883
WillScot Holdings Corp. *	62,825	2,082,021
Woodward, Inc.	19,471	3,194,996
WW Grainger, Inc.	14,552	16,141,515
Xylem, Inc.	79,215	9,646,803
Zurn Elkay Water Solutions Corp.	47,808	1,725,869
		1,121,393,694

Commercial & Professional Services 1.5%
Amentum Holdings, Inc. *	41,237	1,226,388
Automatic Data Processing, Inc.	133,083	38,492,927
Booz Allen Hamilton Holding Corp., Class A	42,101	7,648,068
Broadridge Financial Solutions, Inc.	38,096	8,032,923
CACI International, Inc., Class A *	7,309	4,038,661
Casella Waste Systems, Inc., Class A *	20,149	1,972,184
Cintas Corp.	112,031	23,057,100
Clarivate PLC *	153,234	1,011,344
Clean Harbors, Inc. *	16,627	3,845,160
Concentrix Corp.	15,290	649,978
Copart, Inc. *	285,795	14,709,869
Dayforce, Inc. *	52,393	3,717,283
Dun & Bradstreet Holdings, Inc.	100,447	1,194,315
Equifax, Inc.	40,468	10,724,829
ExlService Holdings, Inc. *	53,913	2,246,555
SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	16,733	1,579,261
FTI Consulting, Inc. *	11,714	2,285,167
Genpact Ltd.	54,268	2,071,410
Jacobs Solutions, Inc.	41,237	5,797,097
KBR, Inc.	43,923	2,943,280
Leidos Holdings, Inc.	43,919	8,044,204
Maximus, Inc.	19,991	1,728,022
MSA Safety, Inc.	12,118	2,010,982
Parsons Corp. *	15,099	1,633,108
Paychex, Inc.	104,115	14,506,343
Paycom Software, Inc.	15,879	3,319,187
Paylocity Holding Corp. *	14,121	2,606,313
RB Global, Inc.	60,772	5,149,819
Republic Services, Inc., Class A	66,631	13,192,938
Robert Half, Inc.	32,226	2,194,913
Rollins, Inc.	91,657	4,320,711
Science Applications International Corp.	16,170	2,333,169
SS&C Technologies Holdings, Inc.	69,168	4,836,918
Stericycle, Inc. *	30,283	1,861,496
Tetra Tech, Inc.	86,558	4,230,955
TransUnion	63,217	6,403,882
Veralto Corp.	80,708	8,247,551
Verisk Analytics, Inc., Class A	46,518	12,779,425
Waste Management, Inc.	119,310	25,753,064
		262,396,799

Consumer Discretionary Distribution & Retail 5.4%
Abercrombie & Fitch Co., Class A *	16,691	2,199,707
Amazon.com, Inc. *	3,048,591	568,257,362
AutoNation, Inc. *	8,671	1,348,080
AutoZone, Inc. *	5,587	16,811,283
Bath & Body Works, Inc.	73,959	2,098,956
Best Buy Co., Inc.	63,905	5,778,929
Burlington Stores, Inc. *	20,635	5,112,734
CarMax, Inc. *	50,946	3,687,472
Carvana Co., Class A *	37,240	9,209,824
Dick's Sporting Goods, Inc.	18,857	3,691,258
eBay, Inc.	159,590	9,178,021
Etsy, Inc. *	37,177	1,912,385
Floor & Decor Holdings, Inc., Class A *	34,604	3,565,942
GameStop Corp., Class A *	126,728	2,810,827
Gap, Inc.	72,258	1,500,799
Genuine Parts Co.	45,396	5,206,921
Home Depot, Inc.	323,628	127,428,525
Lithia Motors, Inc., Class A	8,693	2,889,292
LKQ Corp.	85,589	3,148,819
Lowe's Cos., Inc.	185,974	48,693,573
Murphy USA, Inc.	6,170	3,013,737
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,867,822
O'Reilly Automotive, Inc. *	18,971	21,876,219
Penske Automotive Group, Inc.	6,451	971,327
Pool Corp.	12,392	4,481,443
Ross Stores, Inc.	109,025	15,232,973
TJX Cos., Inc.	368,792	41,684,560
Tractor Supply Co.	35,224	9,352,324
Ulta Beauty, Inc. *	15,588	5,751,660
Valvoline, Inc. *	42,059	1,694,137
Williams-Sonoma, Inc.	41,636	5,584,637
		936,041,548

Consumer Durables & Apparel 0.9%
Brunswick Corp.	21,241	1,693,757
Champion Homes, Inc. *	17,149	1,513,056
Columbia Sportswear Co.	10,384	835,601
Crocs, Inc. *	19,798	2,134,620
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Deckers Outdoor Corp. *	49,835	8,017,953
DR Horton, Inc.	95,834	16,195,946
Garmin Ltd.	50,186	9,954,393
Hasbro, Inc.	43,117	2,829,769
Installed Building Products, Inc.	7,599	1,648,223
KB Home	23,247	1,824,890
Lennar Corp., Class A	82,155	13,990,997
Lululemon Athletica, Inc. *	37,591	11,198,359
Mattel, Inc. *	111,221	2,266,684
Meritage Homes Corp.	11,724	2,124,389
Mohawk Industries, Inc. *	17,045	2,288,632
NIKE, Inc., Class B	392,716	30,290,185
NVR, Inc. *	1,008	9,226,033
PulteGroup, Inc.	67,610	8,757,523
PVH Corp.	18,668	1,838,051
Ralph Lauren Corp., Class A	12,819	2,537,265
SharkNinja, Inc.	21,430	1,976,060
Skechers USA, Inc., Class A *	43,337	2,663,492
Tapestry, Inc.	74,489	3,534,503
Taylor Morrison Home Corp., Class A *	34,610	2,370,785
Tempur Sealy International, Inc.	57,230	2,741,889
Toll Brothers, Inc.	33,501	4,905,886
TopBuild Corp. *	9,791	3,459,944
VF Corp.	107,006	2,216,094
Whirlpool Corp.	17,925	1,855,417
		156,890,396

Consumer Services 2.3%
ADT, Inc.	116,929	841,889
Airbnb, Inc., Class A *	143,791	19,381,589
Aramark	85,923	3,250,467
Booking Holdings, Inc.	10,935	51,134,794
Boyd Gaming Corp.	21,968	1,522,163
Bright Horizons Family Solutions, Inc. *	19,073	2,545,673
Caesars Entertainment, Inc. *	70,442	2,821,202
Carnival Corp. *	330,110	7,262,420
Cava Group, Inc. *	26,465	3,534,665
Chipotle Mexican Grill, Inc., Class A *	447,557	24,960,254
Choice Hotels International, Inc. (a)	7,396	1,031,816
Churchill Downs, Inc.	23,822	3,337,462
Darden Restaurants, Inc.	38,547	6,168,291
Domino's Pizza, Inc.	11,380	4,708,247
DoorDash, Inc., Class A *	108,107	16,940,367
DraftKings, Inc., Class A *	159,817	5,644,736
Duolingo, Inc. *	12,371	3,624,332
Expedia Group, Inc. *	40,723	6,365,412
Flutter Entertainment PLC *	58,020	13,505,315
H&R Block, Inc.	45,779	2,734,380
Hilton Worldwide Holdings, Inc.	80,181	18,830,508
Hyatt Hotels Corp., Class A	14,623	2,126,915
Las Vegas Sands Corp.	114,965	5,960,935
Life Time Group Holdings, Inc. *	23,212	517,163
Light & Wonder, Inc. *	28,632	2,685,109
Marriott International, Inc., Class A	76,423	19,871,509
McDonald's Corp.	234,116	68,387,625
MGM Resorts International *	74,925	2,762,485
Norwegian Cruise Line Holdings Ltd. *	139,998	3,547,549
Planet Fitness, Inc., Class A *	27,546	2,162,912
Royal Caribbean Cruises Ltd.	77,367	15,964,681
Service Corp. International	46,678	3,811,259
Starbucks Corp.	369,733	36,122,914
Texas Roadhouse, Inc., Class A	21,694	4,146,157
Vail Resorts, Inc.	12,178	2,017,773
Viking Holdings Ltd. *	29,795	1,169,454
Wingstop, Inc.	9,677	2,783,976
Wyndham Hotels & Resorts, Inc.	26,359	2,328,027
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	30,203	2,900,092
Yum! Brands, Inc.	91,590	12,012,944
		391,425,461

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	128,673	2,328,981
BJ's Wholesale Club Holdings, Inc. *	44,045	3,731,933
Casey's General Stores, Inc.	11,974	4,717,996
Costco Wholesale Corp.	144,689	126,484,230
Dollar General Corp.	71,766	5,744,151
Dollar Tree, Inc. *	65,990	4,265,594
Kroger Co.	216,787	12,090,211
Maplebear, Inc. *	53,652	2,366,053
Performance Food Group Co. *	50,589	4,110,356
Sprouts Farmers Market, Inc. *	32,696	4,199,147
Sysco Corp.	160,414	12,023,029
Target Corp.	151,183	22,683,497
U.S. Foods Holding Corp. *	79,666	4,911,409
Walgreens Boots Alliance, Inc.	235,518	2,228,000
Walmart, Inc.	1,417,570	116,169,862
		328,054,449

Energy 3.4%
Antero Midstream Corp.	107,634	1,546,701
Antero Resources Corp. *	96,680	2,502,078
APA Corp.	119,125	2,811,350
Baker Hughes Co., Class A	324,017	12,338,567
ChampionX Corp.	63,418	1,789,656
Cheniere Energy, Inc.	73,797	14,123,270
Chevron Corp.	555,112	82,611,768
Chord Energy Corp.	20,417	2,554,167
Civitas Resources, Inc.	28,633	1,397,004
ConocoPhillips	379,111	41,527,819
Coterra Energy, Inc.	240,286	5,747,641
Devon Energy Corp.	203,563	7,873,817
Diamondback Energy, Inc.	61,237	10,824,865
DT Midstream, Inc.	31,234	2,815,745
EOG Resources, Inc.	185,571	22,632,239
EQT Corp.	193,936	7,086,421
Expand Energy Corp.	67,386	5,708,942
Exxon Mobil Corp.	1,449,982	169,328,898
Halliburton Co.	287,401	7,972,504
Hess Corp.	90,076	12,113,420
HF Sinclair Corp.	52,612	2,031,349
Kinder Morgan, Inc.	630,189	15,445,932
Marathon Oil Corp.	182,563	5,056,995
Marathon Petroleum Corp.	109,327	15,903,799
Matador Resources Co.	36,775	1,916,345
Murphy Oil Corp.	48,795	1,536,067
Noble Corp. PLC	45,248	1,447,031
NOV, Inc.	125,792	1,951,034
Occidental Petroleum Corp.	218,657	10,956,902
ONEOK, Inc.	190,980	18,502,142
Ovintiv, Inc.	85,658	3,357,794
Permian Resources Corp., Class A	206,292	2,811,760
Phillips 66	136,672	16,649,383
Range Resources Corp.	79,999	2,402,370
Schlumberger NV	463,560	18,574,849
Targa Resources Corp.	71,526	11,941,981
TechnipFMC PLC	139,982	3,736,120
Texas Pacific Land Corp.	6,186	7,212,876
Valero Energy Corp.	104,809	13,600,016
Weatherford International PLC	23,272	1,838,488
Williams Cos., Inc.	398,687	20,879,238
		593,059,343

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.3%
Agree Realty Corp.	32,009	2,376,668
Alexandria Real Estate Equities, Inc.	50,849	5,672,206
American Homes 4 Rent, Class A	102,532	3,613,228
American Tower Corp.	152,682	32,603,714
Americold Realty Trust, Inc.	84,882	2,179,770
AvalonBay Communities, Inc.	46,370	10,276,056
Brixmor Property Group, Inc.	98,553	2,656,003
BXP, Inc.	47,345	3,814,113
Camden Property Trust	34,493	3,993,944
Crown Castle, Inc.	142,032	15,267,020
CubeSmart	72,751	3,480,408
Digital Realty Trust, Inc.	100,639	17,936,889
EastGroup Properties, Inc.	15,766	2,700,400
Equinix, Inc.	31,037	28,184,079
Equity LifeStyle Properties, Inc.	61,225	4,293,097
Equity Residential	111,379	7,837,740
Essential Properties Realty Trust, Inc.	56,830	1,800,943
Essex Property Trust, Inc.	20,921	5,938,635
Extra Space Storage, Inc.	69,280	11,313,424
Federal Realty Investment Trust	24,484	2,713,807
First Industrial Realty Trust, Inc.	42,795	2,246,310
Gaming & Leisure Properties, Inc.	90,366	4,535,470
Healthcare Realty Trust, Inc., Class A	118,494	2,035,727
Healthpeak Properties, Inc.	229,194	5,145,405
Host Hotels & Resorts, Inc.	229,147	3,950,494
Invitation Homes, Inc.	185,934	5,840,187
Iron Mountain, Inc.	95,876	11,862,737
Kimco Realty Corp.	219,675	5,210,691
Kite Realty Group Trust	73,215	1,879,429
Lamar Advertising Co., Class A	28,259	3,730,188
Lineage, Inc.	19,172	1,419,495
Mid-America Apartment Communities, Inc.	37,958	5,744,564
NNN REIT, Inc.	60,524	2,629,163
Omega Healthcare Investors, Inc.	84,106	3,571,982
Prologis, Inc.	301,882	34,094,553
Public Storage	51,478	16,939,351
Realty Income Corp.	284,520	16,891,952
Regency Centers Corp.	53,054	3,790,178
Rexford Industrial Realty, Inc.	72,267	3,099,532
Ryman Hospitality Properties, Inc.	19,484	2,085,762
SBA Communications Corp., Class A	35,091	8,052,332
Simon Property Group, Inc.	100,139	16,935,508
STAG Industrial, Inc.	58,850	2,193,928
Sun Communities, Inc.	38,258	5,076,071
Terreno Realty Corp.	32,271	1,934,646
UDR, Inc.	97,969	4,133,312
Ventas, Inc.	134,088	8,781,423
VICI Properties, Inc., Class A	341,626	10,850,042
Vornado Realty Trust	52,846	2,188,353
Welltower, Inc.	189,151	25,512,687
Weyerhaeuser Co.	237,557	7,402,276
WP Carey, Inc.	72,316	4,029,447
		402,445,339

Financial Services 8.1%
Affiliated Managers Group, Inc.	9,646	1,870,359
Affirm Holdings, Inc. *	78,578	3,445,645
AGNC Investment Corp.	254,807	2,372,253
Ally Financial, Inc.	88,935	3,117,172
American Express Co.	183,293	49,503,773
Ameriprise Financial, Inc.	32,145	16,403,594
Annaly Capital Management, Inc.	164,681	3,130,586
Apollo Global Management, Inc.	147,074	21,069,821
ARES Management Corp., Class A	60,262	10,104,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of New York Mellon Corp.	241,034	18,164,322
Berkshire Hathaway, Inc., Class B *	597,831	269,573,955
Blackrock, Inc.	45,422	44,560,345
Blackstone, Inc.	234,895	39,403,636
Block, Inc. *	181,519	13,127,454
Blue Owl Capital, Inc., Class A	168,585	3,769,561
Capital One Financial Corp.	124,666	20,294,378
Carlyle Group, Inc.	68,752	3,439,663
Cboe Global Markets, Inc.	34,149	7,293,202
Charles Schwab Corp. (b)	483,700	34,260,471
CME Group, Inc.	117,668	26,517,660
Coinbase Global, Inc., Class A *	66,344	11,892,162
Corebridge Financial, Inc.	79,339	2,520,600
Corpay, Inc. *	22,669	7,474,423
Credit Acceptance Corp. *	2,171	922,675
Discover Financial Services	81,941	12,162,503
Enact Holdings, Inc.	10,030	341,923
Equitable Holdings, Inc.	101,216	4,589,133
Essent Group Ltd.	33,655	2,019,637
Evercore, Inc., Class A	11,558	3,053,277
FactSet Research Systems, Inc.	12,429	5,643,512
Fidelity National Information Services, Inc.	178,278	15,996,885
FirstCash Holdings, Inc.	12,765	1,320,795
Fiserv, Inc. *	187,839	37,173,338
Franklin Resources, Inc.	99,212	2,060,633
Global Payments, Inc.	83,123	8,620,686
Goldman Sachs Group, Inc.	103,039	53,352,564
Hamilton Lane, Inc., Class A	13,209	2,372,865
Houlihan Lokey, Inc., Class A	17,473	3,018,810
Interactive Brokers Group, Inc., Class A	35,739	5,453,057
Intercontinental Exchange, Inc.	187,596	29,240,589
Invesco Ltd.	147,753	2,562,037
Jack Henry & Associates, Inc.	23,563	4,286,817
Jackson Financial, Inc., Class A	24,473	2,446,076
Janus Henderson Group PLC	41,519	1,715,150
Jefferies Financial Group, Inc.	53,200	3,403,736
KKR & Co., Inc.	220,202	30,440,724
Lazard, Inc.	36,704	1,944,945
LPL Financial Holdings, Inc.	24,345	6,869,672
MarketAxess Holdings, Inc.	12,381	3,583,309
Mastercard, Inc., Class A	269,264	134,521,602
MGIC Investment Corp.	84,341	2,111,899
Moody's Corp.	51,234	23,262,285
Morgan Stanley	407,086	47,323,747
Morningstar, Inc.	8,804	2,888,152
Mr. Cooper Group, Inc. *	20,701	1,833,074
MSCI, Inc., Class A	25,706	14,683,267
Nasdaq, Inc.	135,235	9,996,571
Northern Trust Corp.	65,725	6,606,677
OneMain Holdings, Inc.	39,470	1,960,475
PayPal Holdings, Inc. *	334,171	26,499,760
PennyMac Financial Services, Inc.	10,352	1,031,887
Radian Group, Inc.	48,766	1,702,421
Raymond James Financial, Inc.	60,491	8,965,976
Rithm Capital Corp.	170,784	1,808,603
Robinhood Markets, Inc., Class A *	231,994	5,449,539
S&P Global, Inc.	104,502	50,198,581
SEI Investments Co.	31,173	2,330,493
Shift4 Payments, Inc., Class A *	21,287	1,925,196
SoFi Technologies, Inc. *	350,244	3,912,225
Starwood Property Trust, Inc.	104,951	2,071,733
State Street Corp.	97,515	9,049,392
Stifel Financial Corp.	33,457	3,466,814
Synchrony Financial	128,851	7,104,844
T. Rowe Price Group, Inc.	72,648	7,981,109
Toast, Inc., Class A *	132,058	3,965,702
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tradeweb Markets, Inc., Class A	37,583	4,773,041
Visa, Inc., Class A	545,174	158,018,684
Voya Financial, Inc.	32,011	2,570,483
WEX, Inc. *	13,641	2,354,437
		1,408,273,784

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	557,395	30,355,732
Archer-Daniels-Midland Co.	156,135	8,620,213
Brown-Forman Corp., Class B	77,099	3,394,669
Bunge Global SA	46,867	3,937,765
Campbell Soup Co.	64,545	3,011,024
Celsius Holdings, Inc. *	52,286	1,572,763
Coca-Cola Co.	1,265,899	82,675,864
Coca-Cola Consolidated, Inc.	1,922	2,160,828
Conagra Brands, Inc.	157,208	4,549,599
Constellation Brands, Inc., Class A	51,187	11,892,788
Darling Ingredients, Inc. *	51,251	2,004,427
Flowers Foods, Inc.	66,191	1,471,426
Freshpet, Inc. *	15,828	2,097,843
General Mills, Inc.	181,688	12,358,418
Hershey Co.	48,170	8,554,029
Hormel Foods Corp.	92,993	2,840,936
Ingredion, Inc.	20,986	2,786,101
J.M. Smucker Co.	34,892	3,960,591
Kellanova	87,656	7,069,456
Keurig Dr. Pepper, Inc.	368,020	12,126,259
Kraft Heinz Co.	287,852	9,631,528
Lamb Weston Holdings, Inc.	46,319	3,598,523
Lancaster Colony Corp.	6,244	1,083,958
McCormick & Co., Inc. - Non Voting Shares	81,932	6,410,360
Molson Coors Beverage Co., Class B	57,300	3,121,131
Mondelez International, Inc., Class A	436,357	29,881,727
Monster Beverage Corp. *	230,462	12,140,738
PepsiCo, Inc.	448,275	74,449,512
Philip Morris International, Inc.	507,433	67,336,359
Pilgrim's Pride Corp. *	13,039	631,609
Post Holdings, Inc. *	15,446	1,686,858
Tyson Foods, Inc., Class A	93,201	5,460,647
		422,873,681

Health Care Equipment & Services 4.5%
Abbott Laboratories	567,612	64,350,172
Acadia Healthcare Co., Inc. *	29,408	1,255,428
Align Technology, Inc. *	22,839	4,682,680
Baxter International, Inc.	167,577	5,982,499
Becton Dickinson & Co.	94,311	22,030,107
Boston Scientific Corp. *	481,053	40,418,073
Cardinal Health, Inc.	79,502	8,627,557
Cencora, Inc.	56,930	12,984,594
Centene Corp. *	171,897	10,702,307
Chemed Corp.	4,831	2,609,899
Cigna Group	91,144	28,693,043
Cooper Cos., Inc. *	65,497	6,856,226
CorVel Corp. *	2,949	878,271
CVS Health Corp.	411,179	23,215,166
DaVita, Inc. *	15,078	2,108,055
DENTSPLY SIRONA, Inc.	68,524	1,587,701
Dexcom, Inc. *	130,392	9,190,028
Edwards Lifesciences Corp. *	196,874	13,192,527
Elevance Health, Inc.	75,631	30,688,035
Encompass Health Corp.	33,148	3,296,900
Ensign Group, Inc.	18,467	2,862,200
GE HealthCare Technologies, Inc.	149,269	13,038,647
Glaukos Corp. *	17,913	2,368,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Globus Medical, Inc., Class A *	37,260	2,740,100
HCA Healthcare, Inc.	60,643	21,755,070
HealthEquity, Inc. *	28,127	2,397,827
Henry Schein, Inc. *	41,153	2,890,175
Hologic, Inc. *	75,345	6,093,150
Humana, Inc.	39,355	10,146,900
IDEXX Laboratories, Inc. *	26,892	10,942,893
Inspire Medical Systems, Inc. *	9,374	1,828,305
Insulet Corp. *	22,676	5,250,174
Intuitive Surgical, Inc. *	115,764	58,326,534
Labcorp Holdings, Inc.	27,374	6,248,663
Lantheus Holdings, Inc. *	22,718	2,495,345
Masimo Corp. *	13,910	2,003,179
McKesson Corp.	42,411	21,230,522
Medtronic PLC	418,904	37,387,182
Merit Medical Systems, Inc. *	18,874	1,862,109
Molina Healthcare, Inc. *	19,158	6,153,933
Option Care Health, Inc. *	54,110	1,246,694
PACS Group, Inc. *	12,094	516,172
Penumbra, Inc. *	12,511	2,863,393
Quest Diagnostics, Inc.	36,324	5,624,045
R1 RCM, Inc. *	51,057	728,073
ResMed, Inc.	48,005	11,639,772
Solventum Corp. *	44,451	3,226,254
STERIS PLC	32,185	7,140,242
Stryker Corp.	111,896	39,866,307
Teleflex, Inc.	15,519	3,120,250
Tenet Healthcare Corp. *	31,325	4,856,002
UnitedHealth Group, Inc.	301,371	170,123,930
Universal Health Services, Inc., Class B	19,433	3,970,356
Veeva Systems, Inc., Class A *	48,461	10,120,111
Zimmer Biomet Holdings, Inc.	66,465	7,106,438
		783,519,209

Household & Personal Products 1.2%
BellRing Brands, Inc. *	41,705	2,745,440
Church & Dwight Co., Inc.	79,860	7,978,813
Clorox Co.	40,306	6,390,516
Colgate-Palmolive Co.	266,817	25,003,421
Coty, Inc., Class A *	117,200	871,968
elf Beauty, Inc. *	18,411	1,937,758
Estee Lauder Cos., Inc., Class A	76,121	5,247,782
Kenvue, Inc.	625,043	14,332,236
Kimberly-Clark Corp.	109,966	14,755,238
Procter & Gamble Co.	768,279	126,904,325
Reynolds Consumer Products, Inc.	17,315	466,639
		206,634,136

Insurance 2.2%
Aflac, Inc.	164,914	17,281,338
Allstate Corp.	86,335	16,103,204
American Financial Group, Inc.	23,413	3,018,638
American International Group, Inc.	210,192	15,949,369
Aon PLC, Class A	71,037	26,061,344
Arch Capital Group Ltd. *	122,427	12,066,405
Arthur J Gallagher & Co.	71,653	20,148,824
Assurant, Inc.	17,184	3,294,173
Axis Capital Holdings Ltd.	24,471	1,915,100
Brown & Brown, Inc.	77,469	8,106,356
Chubb Ltd.	122,808	34,685,891
Cincinnati Financial Corp.	51,072	7,192,470
CNA Financial Corp.	6,753	323,536
Enstar Group Ltd. *	4,036	1,301,610
Erie Indemnity Co., Class A	8,119	3,644,132
Everest Group Ltd.	14,118	5,020,502
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	5,666	227,207
Fidelity National Financial, Inc.	84,690	5,095,797
First American Financial Corp.	32,764	2,101,811
Globe Life, Inc.	29,354	3,099,782
Hanover Insurance Group, Inc.	11,702	1,735,758
Hartford Financial Services Group, Inc.	95,681	10,567,010
Kinsale Capital Group, Inc.	7,207	3,085,389
Lincoln National Corp.	56,360	1,958,510
Loews Corp.	58,703	4,635,189
Markel Group, Inc. *	4,224	6,513,450
Marsh & McLennan Cos., Inc.	160,430	35,012,243
MetLife, Inc.	192,131	15,066,913
Old Republic International Corp.	77,506	2,707,284
Primerica, Inc.	10,962	3,034,391
Principal Financial Group, Inc.	69,465	5,723,916
Progressive Corp.	191,229	46,436,138
Prudential Financial, Inc.	116,593	14,280,311
Reinsurance Group of America, Inc.	21,785	4,598,378
RenaissanceRe Holdings Ltd.	17,037	4,470,509
RLI Corp.	13,544	2,112,458
Ryan Specialty Holdings, Inc., Class A	32,834	2,162,776
Selective Insurance Group, Inc.	20,045	1,820,487
Travelers Cos., Inc.	74,503	18,323,268
Unum Group	55,624	3,569,948
W.R. Berkley Corp.	98,229	5,615,752
Willis Towers Watson PLC	33,201	10,033,010
		390,100,577

Materials 2.5%
Air Products & Chemicals, Inc.	72,643	22,557,831
Albemarle Corp.	38,012	3,600,877
Alcoa Corp.	84,336	3,381,030
Amcor PLC	468,610	5,215,629
Anglogold Ashanti PLC (a)	112,112	3,116,714
AptarGroup, Inc.	21,867	3,671,688
ATI, Inc. *	40,910	2,156,366
Avery Dennison Corp.	26,243	5,433,088
Axalta Coating Systems Ltd. *	70,648	2,678,972
Balchem Corp.	10,805	1,808,001
Ball Corp.	99,186	5,876,770
Berry Global Group, Inc.	38,005	2,677,452
Cabot Corp.	17,681	1,906,542
Carpenter Technology Corp.	16,304	2,437,448
Celanese Corp., Class A	35,470	4,468,156
CF Industries Holdings, Inc.	58,812	4,836,111
Cleveland-Cliffs, Inc. *	150,851	1,958,046
Commercial Metals Co.	36,187	1,946,861
Corteva, Inc.	226,037	13,770,174
CRH PLC	222,825	21,264,190
Crown Holdings, Inc.	39,187	3,665,944
Dow, Inc.	228,756	11,295,971
DuPont de Nemours, Inc.	136,229	11,305,645
Eagle Materials, Inc.	10,966	3,130,354
Eastman Chemical Co.	38,573	4,053,637
Ecolab, Inc.	82,744	20,332,683
Element Solutions, Inc.	73,899	2,002,663
FMC Corp.	41,511	2,697,800
Freeport-McMoRan, Inc.	469,427	21,133,603
Graphic Packaging Holding Co.	97,603	2,758,261
International Flavors & Fragrances, Inc.	83,462	8,298,627
International Paper Co.	113,396	6,298,014
Linde PLC	156,872	71,557,163
Louisiana-Pacific Corp.	20,391	2,016,670
LyondellBasell Industries NV, Class A	85,223	7,401,617
Martin Marietta Materials, Inc.	19,925	11,802,374
SECURITY	NUMBER OF SHARES	VALUE ($)
Mosaic Co.	103,329	2,765,084
NewMarket Corp.	2,468	1,295,626
Newmont Corp.	374,657	17,024,414
Nucor Corp.	77,515	10,994,728
Olin Corp.	37,941	1,556,719
Packaging Corp. of America	29,073	6,655,973
PPG Industries, Inc.	76,008	9,463,756
Reliance, Inc.	17,915	5,129,781
Royal Gold, Inc.	21,766	3,179,142
RPM International, Inc.	42,035	5,343,069
Sealed Air Corp.	47,196	1,707,551
Sherwin-Williams Co.	75,637	27,136,286
Silgan Holdings, Inc.	27,479	1,421,763
Smurfit WestRock PLC	161,270	8,305,405
Sonoco Products Co.	30,782	1,616,671
Steel Dynamics, Inc.	46,822	6,110,271
Summit Materials, Inc., Class A *	39,104	1,853,921
U.S. Steel Corp.	73,982	2,874,201
Vulcan Materials Co.	43,022	11,785,016
Westlake Corp.	10,589	1,397,113
		432,129,462

Media & Entertainment 7.8%
Alphabet, Inc., Class A	1,912,171	327,191,580
Alphabet, Inc., Class C	1,567,563	270,702,454
Charter Communications, Inc., Class A *	31,747	10,400,635
Comcast Corp., Class A	1,260,542	55,047,869
Electronic Arts, Inc.	78,668	11,867,068
Endeavor Group Holdings, Inc., Class A (a)	62,295	1,837,080
Fox Corp., Class A	112,799	4,737,558
Interpublic Group of Cos., Inc.	121,830	3,581,802
Liberty Broadband Corp., Class C *	36,372	2,939,585
Liberty Media Corp.-Liberty Formula One, Class C *	71,662	5,721,494
Live Nation Entertainment, Inc. *	51,107	5,986,674
Match Group, Inc. *	84,056	3,028,538
Meta Platforms, Inc., Class A	713,019	404,695,324
Netflix, Inc. *	140,064	105,892,586
New York Times Co., Class A	52,444	2,928,473
News Corp., Class A	161,637	4,404,608
Nexstar Media Group, Inc., Class A	10,109	1,778,375
Omnicom Group, Inc.	63,674	6,431,074
Paramount Global, Class B	194,111	2,123,574
Pinterest, Inc., Class A *	198,376	6,306,373
Reddit, Inc., Class A *	26,328	3,140,930
ROBLOX Corp., Class A *	172,151	8,903,650
Roku, Inc. *	41,433	2,655,027
Sirius XM Holdings, Inc. (a)	71,833	1,915,068
Snap, Inc., Class A *	341,262	4,149,746
Take-Two Interactive Software, Inc. *	53,222	8,607,062
TKO Group Holdings, Inc. *	21,674	2,530,873
Trade Desk, Inc., Class A *	146,293	17,585,881
Walt Disney Co.	591,821	56,933,180
Warner Bros Discovery, Inc. *	732,648	5,956,428
		1,349,980,569

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	576,473	117,525,550
Agilent Technologies, Inc.	95,312	12,420,107
Alnylam Pharmaceuticals, Inc. *	41,899	11,169,854
Amgen, Inc.	175,365	56,144,858
Apellis Pharmaceuticals, Inc. *	35,268	961,406
Avantor, Inc. *	221,897	4,963,836
Avidity Biosciences, Inc. *	38,268	1,617,206
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	47,592	8,281,008
BioMarin Pharmaceutical, Inc. *	61,704	4,065,677
Bio-Rad Laboratories, Inc., Class A *	6,235	2,233,315
Bio-Techne Corp.	51,921	3,829,174
Blueprint Medicines Corp. *	20,699	1,811,369
Bridgebio Pharma, Inc. *	46,048	1,077,984
Bristol-Myers Squibb Co.	662,557	36,950,804
Bruker Corp.	35,990	2,037,394
Catalent, Inc. *	59,744	3,500,998
Charles River Laboratories International, Inc. *	16,899	3,017,823
Cytokinetics, Inc. *	38,454	1,961,154
Danaher Corp.	209,777	51,533,818
Elanco Animal Health, Inc. *	163,440	2,065,882
Eli Lilly & Co.	257,454	213,619,882
Exact Sciences Corp. *	60,391	4,162,752
Exelixis, Inc. *	93,088	3,090,522
Gilead Sciences, Inc.	406,104	36,070,157
Halozyme Therapeutics, Inc. *	41,568	2,102,094
Illumina, Inc. *	51,795	7,465,731
Immunovant, Inc. *	21,522	629,734
Incyte Corp. *	52,673	3,904,123
Insmed, Inc. *	56,167	3,778,916
Intra-Cellular Therapies, Inc. *	32,578	2,760,985
Ionis Pharmaceuticals, Inc. *	51,551	1,979,043
IQVIA Holdings, Inc. *	56,578	11,644,884
Jazz Pharmaceuticals PLC *	20,615	2,268,268
Johnson & Johnson	785,640	125,592,410
Krystal Biotech, Inc. *	8,261	1,425,270
Madrigal Pharmaceuticals, Inc. *	5,537	1,435,966
Medpace Holdings, Inc. *	7,840	2,463,485
Merck & Co., Inc.	827,272	84,646,471
Mettler-Toledo International, Inc. *	6,925	8,945,369
Moderna, Inc. *	110,385	6,000,529
Natera, Inc. *	40,441	4,891,743
Neurocrine Biosciences, Inc. *	33,303	4,005,352
Nuvalent, Inc., Class A *	12,202	1,079,755
Organon & Co.	83,300	1,564,374
Pfizer, Inc.	1,849,038	52,327,775
Regeneron Pharmaceuticals, Inc. *	34,697	29,083,025
Repligen Corp. *	17,121	2,298,837
REVOLUTION Medicines, Inc. *	51,302	2,744,657
Revvity, Inc.	40,145	4,760,796
Roivant Sciences Ltd. *	142,214	1,642,572
Royalty Pharma PLC, Class A	127,931	3,454,137
Sarepta Therapeutics, Inc. *	30,859	3,888,234
Summit Therapeutics, Inc. *	45,071	837,870
Thermo Fisher Scientific, Inc.	124,670	68,109,714
Ultragenyx Pharmaceutical, Inc. *	30,112	1,535,411
United Therapeutics Corp. *	14,515	5,428,174
Vaxcyte, Inc. *	36,395	3,870,608
Vertex Pharmaceuticals, Inc. *	84,174	40,065,140
Viatris, Inc.	384,251	4,457,312
Viking Therapeutics, Inc. *	36,221	2,627,471
Waters Corp. *	19,362	6,256,056
West Pharmaceutical Services, Inc.	23,693	7,295,785
Zoetis, Inc.	148,070	26,471,955
		1,129,852,561

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	98,433	12,891,770
CoStar Group, Inc. *	133,546	9,720,813
Jones Lang LaSalle, Inc. *	15,496	4,198,796
Zillow Group, Inc., Class C *	49,183	2,955,407
		29,766,786

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc. *	528,216	76,100,079
Amkor Technology, Inc.	37,312	949,590
Analog Devices, Inc.	162,023	36,148,951
Applied Materials, Inc.	270,222	49,066,911
Astera Labs, Inc. *	6,538	458,706
Broadcom, Inc.	1,519,190	257,912,886
Cirrus Logic, Inc. *	17,283	1,898,019
Enphase Energy, Inc. *	44,730	3,714,379
Entegris, Inc.	49,191	5,150,790
First Solar, Inc. *	34,977	6,802,327
GLOBALFOUNDRIES, Inc. *	27,339	997,873
Intel Corp.	1,394,616	30,012,136
KLA Corp.	43,833	29,202,860
Lam Research Corp.	425,240	31,616,594
Lattice Semiconductor Corp. *	45,121	2,285,830
MACOM Technology Solutions Holdings, Inc. *	18,957	2,130,767
Marvell Technology, Inc.	282,822	22,656,870
Microchip Technology, Inc.	174,848	12,828,598
Micron Technology, Inc.	361,558	36,029,255
MKS Instruments, Inc.	21,823	2,167,679
Monolithic Power Systems, Inc.	15,923	12,090,334
NVIDIA Corp.	8,028,574	1,065,873,484
NXP Semiconductors NV	83,104	19,487,888
ON Semiconductor Corp. *	139,844	9,857,604
Onto Innovation, Inc. *	16,218	3,216,516
Qorvo, Inc. *	30,796	2,194,523
QUALCOMM, Inc.	363,507	59,168,034
Skyworks Solutions, Inc.	52,003	4,554,423
Teradyne, Inc.	53,214	5,651,859
Texas Instruments, Inc.	297,986	60,538,836
Universal Display Corp.	14,402	2,596,969
		1,853,361,570

Software & Services 11.4%
Accenture PLC, Class A	204,430	70,491,553
ACI Worldwide, Inc. *	33,990	1,672,308
Adobe, Inc. *	144,710	69,182,957
Akamai Technologies, Inc. *	49,340	4,987,287
Altair Engineering, Inc., Class A *	19,298	2,006,799
Amdocs Ltd.	38,299	3,360,546
ANSYS, Inc. *	28,520	9,138,093
Appfolio, Inc., Class A *	7,497	1,558,401
AppLovin Corp., Class A *	69,907	11,841,547
Aspen Technology, Inc. *	8,656	2,031,823
Atlassian Corp., Class A *	52,060	9,815,392
Aurora Innovation, Inc. *	323,013	1,678,053
Autodesk, Inc. *	70,375	19,972,425
Bentley Systems, Inc., Class B	50,027	2,414,303
Bill Holdings, Inc. *	30,440	1,776,478
Box, Inc., Class A *	47,290	1,501,930
Cadence Design Systems, Inc. *	89,471	24,704,733
CCC Intelligent Solutions Holdings, Inc. *	134,986	1,405,204
Cloudflare, Inc., Class A *	98,690	8,656,100
Cognizant Technology Solutions Corp., Class A	161,765	12,066,051
CommVault Systems, Inc. *	14,226	2,221,959
Confluent, Inc., Class A *	81,049	2,121,052
Crowdstrike Holdings, Inc., Class A *	75,471	22,405,076
Datadog, Inc., Class A *	101,401	12,719,742
DocuSign, Inc., Class A *	67,074	4,653,594
Dropbox, Inc., Class A *	76,515	1,977,913
Dynatrace, Inc. *	97,210	5,229,898
Elastic NV *	27,292	2,189,637
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	18,597	3,508,324
Fair Isaac Corp. *	8,009	15,962,818
Fortinet, Inc. *	207,492	16,321,321
Gartner, Inc. *	25,208	12,667,020
Gen Digital, Inc.	176,701	5,143,766
Gitlab, Inc., Class A *	37,724	2,027,665
GoDaddy, Inc., Class A *	45,982	7,669,798
Guidewire Software, Inc. *	26,980	5,025,295
HashiCorp, Inc., Class A *	49,777	1,685,449
HubSpot, Inc. *	16,728	9,280,527
Informatica, Inc., Class A *	21,777	594,512
International Business Machines Corp.	300,582	62,136,311
Intuit, Inc.	91,234	55,680,110
Kyndryl Holdings, Inc. *	75,288	1,723,342
Manhattan Associates, Inc. *	19,979	5,261,670
Microsoft Corp.	2,425,882	985,757,151
MicroStrategy, Inc., Class A *	57,093	13,959,239
MongoDB, Inc., Class A *	23,976	6,483,110
Nutanix, Inc., Class A *	80,359	4,990,294
Okta, Inc. *	53,001	3,810,242
Oracle Corp.	521,661	87,555,582
Palantir Technologies, Inc., Class A *	658,281	27,358,158
Palo Alto Networks, Inc. *	105,596	38,049,407
Pegasystems, Inc.	14,430	1,146,319
Procore Technologies, Inc. *	34,619	2,272,737
PTC, Inc. *	38,934	7,215,638
QXO, Inc. (a)	80,186	1,220,431
Roper Technologies, Inc.	34,948	18,792,588
Salesforce, Inc.	316,247	92,144,888
Samsara, Inc., Class A *	66,913	3,197,772
SentinelOne, Inc., Class A *	93,657	2,415,414
ServiceNow, Inc. *	67,231	62,725,851
Smartsheet, Inc., Class A *	44,734	2,523,892
Snowflake, Inc., Class A *	109,419	12,563,490
SPS Commerce, Inc. *	12,131	2,001,615
Synopsys, Inc. *	50,059	25,710,803
Twilio, Inc., Class A *	52,421	4,227,754
Tyler Technologies, Inc. *	13,882	8,406,800
UiPath, Inc., Class A *	145,663	1,800,395
Unity Software, Inc. *	94,665	1,900,873
Varonis Systems, Inc., Class B *	36,538	1,840,419
VeriSign, Inc. *	27,270	4,822,427
Workday, Inc., Class A *	69,410	16,231,529
Zeta Global Holdings Corp., Class A *	65,800	1,821,344
Zoom Video Communications, Inc., Class A *	86,515	6,466,131
Zscaler, Inc. *	30,618	5,535,428
		1,973,416,503

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	393,299	26,358,899
Apple, Inc.	4,962,095	1,120,986,881
Arista Networks, Inc. *	84,005	32,462,892
Arrow Electronics, Inc. *	17,549	2,082,540
Badger Meter, Inc.	9,639	1,928,282
CDW Corp.	43,621	8,210,781
Ciena Corp. *	47,580	3,021,806
Cisco Systems, Inc.	1,314,393	71,989,305
Cognex Corp.	54,881	2,207,863
Coherent Corp. *	50,089	4,630,227
Corning, Inc.	251,485	11,968,171
Dell Technologies, Inc., Class C	94,025	11,624,311
F5, Inc. *	18,835	4,405,130
Fabrinet *	11,889	2,864,892
Flex Ltd. *	129,378	4,485,535
Hewlett Packard Enterprise Co.	424,402	8,271,595
SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	319,595	11,352,014
Insight Enterprises, Inc. *	9,153	1,601,043
Jabil, Inc.	37,017	4,556,423
Juniper Networks, Inc.	105,624	4,108,774
Keysight Technologies, Inc. *	57,010	8,495,060
Littelfuse, Inc.	8,248	2,017,708
Motorola Solutions, Inc.	54,545	24,509,796
NetApp, Inc.	67,145	7,742,490
Novanta, Inc. *	11,672	1,987,041
Pure Storage, Inc., Class A *	101,161	5,063,108
Seagate Technology Holdings PLC	68,606	6,885,984
Super Micro Computer, Inc. *	164,630	4,792,379
TD SYNNEX Corp.	24,774	2,857,681
TE Connectivity PLC	98,932	14,584,555
Teledyne Technologies, Inc. *	15,186	6,914,490
Trimble, Inc. *	79,487	4,808,964
Ubiquiti, Inc.	1,380	366,652
Vontier Corp.	51,143	1,896,382
Western Digital Corp. *	106,685	6,967,597
Zebra Technologies Corp., Class A *	16,744	6,395,706
		1,445,402,957

Telecommunication Services 0.9%
AT&T, Inc.	2,339,647	52,735,643
Frontier Communications Parent, Inc. *	72,288	2,582,850
GCI Liberty, Inc. *(c)	32,171	0
Lumen Technologies, Inc. *	332,328	2,123,576
T-Mobile U.S., Inc.	160,186	35,747,108
Verizon Communications, Inc.	1,373,839	57,879,837
		151,069,014

Transportation 1.5%
Alaska Air Group, Inc. *	40,615	1,945,865
American Airlines Group, Inc. *	214,308	2,871,727
CH Robinson Worldwide, Inc.	38,559	3,973,119
CSX Corp.	631,973	21,259,572
Delta Air Lines, Inc.	209,414	11,982,669
Expeditors International of Washington, Inc.	45,833	5,454,127
FedEx Corp.	73,628	20,163,028
GXO Logistics, Inc. *	39,400	2,356,514
JB Hunt Transport Services, Inc.	26,285	4,747,597
Kirby Corp. *	18,735	2,150,029
Knight-Swift Transportation Holdings, Inc.	51,688	2,691,911
Landstar System, Inc.	11,273	1,981,455
Norfolk Southern Corp.	73,815	18,485,490
Old Dominion Freight Line, Inc.	61,578	12,396,883
Ryder System, Inc.	14,269	2,087,269
Saia, Inc. *	8,642	4,222,568
Southwest Airlines Co.	195,010	5,963,406
Uber Technologies, Inc. *	685,607	49,397,984
U-Haul Holding Co., Non Voting Shares	32,569	2,223,160
Union Pacific Corp.	198,821	46,140,389
United Airlines Holdings, Inc. *	107,200	8,389,472
United Parcel Service, Inc., Class B	239,213	32,068,895
XPO, Inc. *	38,129	4,976,978
		267,930,107

Utilities 2.4%
AES Corp.	231,207	3,812,603
Alliant Energy Corp.	83,260	4,995,600
Ameren Corp.	87,092	7,586,584
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	173,213	17,104,784
American Water Works Co., Inc.	63,662	8,792,359
Atmos Energy Corp.	50,617	7,024,627
Avangrid, Inc.	20,665	737,947
CenterPoint Energy, Inc.	213,301	6,298,778
CMS Energy Corp.	97,495	6,786,627
Consolidated Edison, Inc.	112,894	11,479,062
Constellation Energy Corp.	102,220	26,879,771
Dominion Energy, Inc.	274,162	16,320,864
DTE Energy Co.	67,498	8,384,602
Duke Energy Corp.	252,203	29,071,440
Edison International	126,135	10,393,524
Entergy Corp.	69,786	10,801,477
Essential Utilities, Inc.	81,150	3,132,390
Evergy, Inc.	74,630	4,510,637
Eversource Energy	116,986	7,703,528
Exelon Corp.	326,365	12,826,144
FirstEnergy Corp.	167,285	6,997,532
IDACORP, Inc.	17,459	1,806,657
National Fuel Gas Co.	30,539	1,848,526
NextEra Energy, Inc.	670,503	53,137,363
NiSource, Inc.	145,831	5,127,418
NRG Energy, Inc.	67,442	6,096,757
OGE Energy Corp.	64,108	2,563,679
PG&E Corp.	698,097	14,115,521
Pinnacle West Capital Corp.	36,560	3,210,334
Portland General Electric Co.	33,396	1,582,970
PPL Corp.	240,773	7,839,569
Public Service Enterprise Group, Inc.	162,711	14,547,990
Sempra	206,629	17,226,660
Southern Co.	357,330	32,527,750
Southwest Gas Holdings, Inc.	19,799	1,450,277
UGI Corp.	71,292	1,704,592
Vistra Corp.	112,307	14,033,883
WEC Energy Group, Inc.	103,250	9,863,472
Xcel Energy, Inc.	181,911	12,153,474
		412,477,772
Total Common Stocks (Cost $3,451,133,892)		17,314,792,816

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)	34,247,339	34,247,339
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	9,146,230	9,146,230
		43,393,569
Total Short-Term Investments (Cost $43,393,569)		43,393,569
Total Investments in Securities (Cost $3,494,527,461)		17,358,186,385

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	150	43,038,750	(649,250)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,738,336.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$527,354	($565,769 )	($54,398 )	$9,129,496	$34,260,471	483,700	$488,163

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,163,723,802	$—	$—	$17,163,723,802
Telecommunication Services	151,069,014	—	0 *	151,069,014
Short-Term Investments[1]	43,393,569	—	—	43,393,569
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($649,250 )	$—	$—	($649,250 )
Total	$17,357,537,135	$—	$0	$17,357,537,135

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $4,285,580)		$34,260,471
Investments in securities, at value - unaffiliated issuers (cost $3,490,241,881) including securities on loan of $8,738,336		17,323,925,914
Deposit with broker for futures contracts		3,051,400
Receivables:
Dividends		8,866,633
Fund shares sold		3,295,278
Income from securities on loan	+	20,378
Total assets		17,373,420,074

Liabilities
Collateral held for securities on loan		9,146,230
Payables:
Fund shares redeemed		5,382,667
Variation margin on futures contracts		851,250
Investment adviser fees	+	746,281
Total liabilities		16,126,428
Net assets		$17,357,293,646

Net Assets by Source
Capital received from investors		$3,401,293,109
Total distributable earnings	+	13,956,000,537
Net assets		$17,357,293,646

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,357,293,646		140,908,053		$123.18

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $67,476)		$222,638,988
Dividends received from securities - affiliated issuers		488,163
Other Interest		195,886
Securities on loan, net	+	545,601
Total investment income		223,868,638

Expenses
Investment adviser fees		7,926,411
Total expenses	–	7,926,411
Net investment income		215,942,227

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(54,398)
Net realized gains on sales of securities - unaffiliated issuers		10,051,693
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		167,667,411
Net realized gains on futures contracts	+	14,398,331
Net realized gains		192,063,037
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,129,496
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,440,564,135
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,575,822
Net change in unrealized appreciation (depreciation)	+	4,452,269,453
Net realized and unrealized gains		4,644,332,490
Increase in net assets resulting from operations		$4,860,274,717
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$215,942,227	$200,447,118
Net realized gains		192,063,037	35,256,500
Net change in unrealized appreciation (depreciation)	+	4,452,269,453	867,956,867
Increase in net assets resulting from operations		$4,860,274,717	$1,103,660,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($204,576,918 )	($187,210,509 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,138,456	$1,240,390,357	10,449,076	$932,613,677
Shares reinvested		1,638,307	161,356,836	1,790,033	150,434,406
Shares redeemed	+	(13,478,717)	(1,510,750,063)	(12,095,922)	(1,077,003,486)
Net transactions in fund shares		(701,954)	($109,002,870 )	143,187	$6,044,597

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,610,007	$12,810,598,717	141,466,820	$11,888,104,144
Total increase (decrease)	+	(701,954)	4,546,694,929	143,187	922,494,573
End of period		140,908,053	$17,357,293,646	141,610,007	$12,810,598,717
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$26.99	$29.87	$39.97	$27.18	$28.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.47	0.40	0.37	0.35
Net realized and unrealized gains (losses)	8.66	(2.98)	(7.31)	13.29	(0.23)
Total from investment operations	9.13	(2.51)	(6.91)	13.66	0.12
Less distributions:
Distributions from net investment income	(0.49)	(0.37)	(0.42)	(0.38)	(0.42)
Distributions from net realized gains	—	—	(2.77)	(0.49)	(1.36)
Total distributions	(0.49)	(0.37)	(3.19)	(0.87)	(1.78)
Net asset value at end of period	$35.63	$26.99	$29.87	$39.97	$27.18
Total return	34.14%	(8.47%)	(18.53%)	50.82%	0.00%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Net investment income (loss)	1.42%	1.60%	1.25%	0.98%	1.31%
Portfolio turnover rate	15%[3]	10%[3]	16%[3]	19%[3]	21%
Net assets, end of period (x 1,000,000)	$6,330	$4,881	$5,372	$6,587	$3,988

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	215,626	4,211,176
American Axle & Manufacturing Holdings, Inc. *	278,946	1,576,045
Canoo, Inc., Class A *(a)	140,373	106,262
Cooper-Standard Holdings, Inc. *	40,434	507,447
Dana, Inc.	313,925	2,407,805
Dorman Products, Inc. *	62,944	7,177,504
Fox Factory Holding Corp. *	101,341	3,647,263
Gentherm, Inc. *	75,614	3,172,007
Goodyear Tire & Rubber Co. *	683,012	5,470,926
Holley, Inc. *	108,436	280,849
LCI Industries	59,455	6,616,152
Livewire Group, Inc., Class A *(a)	40,543	239,609
Luminar Technologies, Inc., Class A *(a)	807,083	625,812
Modine Manufacturing Co. *	124,132	14,619,026
Patrick Industries, Inc.	51,825	6,528,914
Phinia, Inc.	104,083	4,848,186
Solid Power, Inc. *	371,344	438,186
Standard Motor Products, Inc.	50,067	1,611,657
Stoneridge, Inc. *	64,899	453,644
Visteon Corp. *	65,580	5,918,595
Winnebago Industries, Inc.	67,694	3,793,572
XPEL, Inc. *	60,427	2,330,669
		76,581,306

Banks 10.2%
1st Source Corp.	44,471	2,634,017
ACNB Corp.	19,767	830,214
Amalgamated Financial Corp.	43,172	1,431,799
Amerant Bancorp, Inc.	71,203	1,518,048
Ameris Bancorp	158,391	9,818,658
Ames National Corp.	21,074	358,153
Arrow Financial Corp.	39,825	1,136,605
Associated Banc-Corp.	359,158	8,526,411
Atlantic Union Bankshares Corp.	214,485	8,107,533
Axos Financial, Inc. *	131,054	8,874,977
Banc of California, Inc.	334,775	5,142,144
BancFirst Corp.	47,773	5,193,403
Bancorp, Inc. *	119,938	6,028,084
Bank First Corp.	23,549	2,166,743
Bank of Hawaii Corp.	93,714	6,768,962
Bank of Marin Bancorp	39,344	873,830
Bank of NT Butterfield & Son Ltd.	111,972	4,094,816
Bank7 Corp.	9,500	398,525
BankUnited, Inc.	178,851	6,320,594
Bankwell Financial Group, Inc.	15,260	435,063
Banner Corp.	82,334	5,272,669
Bar Harbor Bankshares	35,286	1,134,445
BayCom Corp.	24,990	621,001
BCB Bancorp, Inc.	36,640	444,810
Berkshire Hills Bancorp, Inc.	102,951	2,803,356
Blue Foundry Bancorp *	48,725	478,967
Bridgewater Bancshares, Inc. *	47,111	687,821
Brookline Bancorp, Inc.	213,651	2,403,574
Burke & Herbert Financial Services Corp.	32,453	2,055,573
Business First Bancshares, Inc.	58,413	1,529,836
Byline Bancorp, Inc.	74,895	2,015,424
Cadence Bank	437,910	14,639,331
California BanCorp *	59,274	864,215
Camden National Corp.	34,875	1,463,006
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Bancorp, Inc.	22,071	557,293
Capital City Bank Group, Inc.	33,420	1,169,700
Capitol Federal Financial, Inc.	298,586	1,924,387
Carter Bankshares, Inc. *	54,001	993,618
Cathay General Bancorp	166,909	7,674,476
Central Pacific Financial Corp.	64,471	1,736,849
Chemung Financial Corp.	8,015	382,957
ChoiceOne Financial Services, Inc.	19,959	662,040
Citizens & Northern Corp.	35,178	665,568
Citizens Financial Services, Inc.	10,662	621,488
City Holding Co.	35,152	4,098,723
Civista Bancshares, Inc.	37,412	762,082
CNB Financial Corp.	50,223	1,274,660
Coastal Financial Corp. *	27,223	1,714,777
Colony Bankcorp, Inc.	39,258	597,114
Columbia Financial, Inc. *	64,625	1,103,795
Community Financial System, Inc.	125,465	7,670,930
Community Trust Bancorp, Inc.	37,031	1,918,206
Community West Bancshares	39,970	749,038
ConnectOne Bancorp, Inc.	87,376	2,117,994
CrossFirst Bankshares, Inc. *	109,557	1,720,045
Customers Bancorp, Inc. *	71,221	3,285,425
CVB Financial Corp.	317,686	6,172,639
Dime Community Bancshares, Inc.	85,140	2,560,160
Eagle Bancorp, Inc.	70,417	1,845,630
Eastern Bankshares, Inc.	462,675	7,555,483
Enterprise Bancorp, Inc.	23,579	757,122
Enterprise Financial Services Corp.	89,078	4,696,192
Equity Bancshares, Inc., Class A	34,371	1,460,424
Esquire Financial Holdings, Inc.	16,730	1,113,883
ESSA Bancorp, Inc.	19,870	373,953
Farmers & Merchants Bancorp, Inc.	30,553	828,292
Farmers National Banc Corp.	88,317	1,215,242
FB Financial Corp.	85,531	4,208,125
Fidelity D&D Bancorp, Inc.	11,242	590,205
Financial Institutions, Inc.	36,416	874,348
First BanCorp	388,293	7,486,289
First Bancorp, Inc.	25,286	654,907
First Bancorp/Southern Pines NC	96,338	4,017,295
First Bancshares, Inc.	72,887	2,439,528
First Bank	51,526	729,608
First Busey Corp.	128,359	3,120,407
First Business Financial Services, Inc.	18,811	805,111
First Commonwealth Financial Corp.	243,324	4,000,247
First Community Bankshares, Inc.	40,652	1,685,432
First Financial Bancorp	226,466	5,793,000
First Financial Bankshares, Inc.	312,960	11,310,374
First Financial Corp.	27,248	1,170,574
First Financial Northwest, Inc.	16,532	371,970
First Foundation, Inc.	150,522	1,013,013
First Internet Bancorp	19,187	670,969
First Interstate BancSystem, Inc., Class A	190,196	5,858,037
First Merchants Corp.	139,845	5,181,257
First Mid Bancshares, Inc.	55,160	2,104,354
First of Long Island Corp.	51,782	651,159
First Western Financial, Inc. *	19,768	375,790
Five Star Bancorp	39,640	1,192,371
Flagstar Financial, Inc.	608,134	6,154,316
Flushing Financial Corp.	66,899	1,048,642
FS Bancorp, Inc.	16,003	700,291
Fulton Financial Corp.	435,412	7,885,311
FVCBankcorp, Inc. *	39,583	515,569
German American Bancorp, Inc.	68,158	2,759,717
Glacier Bancorp, Inc.	273,911	14,284,459
Great Southern Bancorp, Inc.	20,895	1,184,538
Greene County Bancorp, Inc.	16,993	475,804
Guaranty Bancshares, Inc.	19,306	634,395
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	208,755	10,871,960
Hanmi Financial Corp.	72,754	1,663,884
HarborOne Bancorp, Inc.	91,841	1,090,153
HBT Financial, Inc.	30,050	641,868
Heartland Financial USA, Inc.	102,074	6,073,403
Heritage Commerce Corp.	144,290	1,401,056
Heritage Financial Corp.	81,602	1,876,030
Hilltop Holdings, Inc.	112,177	3,435,982
Hingham Institution For Savings	3,820	968,446
Home Bancorp, Inc.	17,324	816,827
Home BancShares, Inc.	453,055	12,363,871
HomeStreet, Inc.	43,927	397,759
HomeTrust Bancshares, Inc.	35,728	1,184,383
Hope Bancorp, Inc.	279,367	3,461,357
Horizon Bancorp, Inc.	104,988	1,681,908
Independent Bank Corp.	48,206	1,580,193
Independent Bank Corp.	101,798	6,403,094
Independent Bank Group, Inc.	86,933	5,073,410
International Bancshares Corp.	129,644	7,941,991
Investar Holding Corp.	23,445	489,297
John Marshall Bancorp, Inc.	30,203	644,532
Kearny Financial Corp.	130,047	909,029
Lakeland Financial Corp.	59,672	3,882,857
LCNB Corp.	29,321	460,046
LINKBANCORP, Inc.	52,108	373,354
Live Oak Bancshares, Inc.	83,561	3,318,207
Mercantile Bank Corp.	37,738	1,617,451
Metrocity Bankshares, Inc.	44,603	1,319,357
Metropolitan Bank Holding Corp. *	25,533	1,366,015
Mid Penn Bancorp, Inc.	36,403	1,149,971
Middlefield Banc Corp.	16,821	475,025
Midland States Bancorp, Inc.	49,334	1,223,977
MidWestOne Financial Group, Inc.	35,427	1,025,257
MVB Financial Corp.	27,543	523,042
National Bank Holdings Corp., Class A	88,270	3,968,619
National Bankshares, Inc.	13,762	393,318
NB Bancorp, Inc. *	93,980	1,775,282
NBT Bancorp, Inc.	110,392	4,910,236
Nicolet Bankshares, Inc.	32,083	3,262,520
Northeast Bank	15,982	1,420,161
Northeast Community Bancorp, Inc.	28,944	751,386
Northfield Bancorp, Inc.	95,316	1,121,869
Northrim BanCorp, Inc.	13,079	853,666
Northwest Bancshares, Inc.	306,433	4,072,495
Norwood Financial Corp.	17,477	512,600
Oak Valley Bancorp	15,386	415,422
OceanFirst Financial Corp.	137,933	2,510,381
OFG Bancorp	110,321	4,442,627
Old National Bancorp	756,202	14,564,451
Old Second Bancorp, Inc.	104,004	1,707,746
Orange County Bancorp, Inc.	12,260	648,799
Origin Bancorp, Inc.	70,804	2,222,538
Orrstown Financial Services, Inc.	44,384	1,661,737
Pacific Premier Bancorp, Inc.	229,807	5,862,377
Park National Corp.	34,559	5,971,104
Parke Bancorp, Inc.	25,805	545,002
Pathward Financial, Inc.	60,261	4,264,068
PCB Bancorp	26,760	502,285
Peapack-Gladstone Financial Corp.	40,140	1,290,100
Peoples Bancorp of North Carolina, Inc.	10,577	272,358
Peoples Bancorp, Inc.	82,781	2,547,999
Peoples Financial Services Corp.	22,391	1,044,764
Pioneer Bancorp, Inc. *	29,340	328,608
Plumas Bancorp	13,359	554,532
Ponce Financial Group, Inc. *	46,638	524,677
Preferred Bank	29,787	2,513,129
Premier Financial Corp.	84,876	2,093,042
Primis Financial Corp.	49,021	550,506
SECURITY	NUMBER OF SHARES	VALUE ($)
Princeton Bancorp, Inc.	12,483	438,403
Provident Bancorp, Inc. *	36,981	383,493
Provident Financial Services, Inc.	303,259	5,664,878
QCR Holdings, Inc.	39,263	3,105,703
RBB Bancorp	39,943	886,735
Red River Bancshares, Inc.	11,069	578,023
Renasant Corp.	147,564	5,033,408
Republic Bancorp, Inc., Class A	20,067	1,354,522
S&T Bancorp, Inc.	91,813	3,487,058
Sandy Spring Bancorp, Inc.	106,088	3,568,800
Seacoast Banking Corp. of Florida	202,426	5,404,774
ServisFirst Bancshares, Inc.	122,088	10,150,396
Shore Bancshares, Inc.	74,582	1,084,422
Sierra Bancorp	31,213	886,449
Simmons First National Corp., Class A	297,674	6,906,037
SmartFinancial, Inc.	37,697	1,250,033
South Plains Financial, Inc.	28,667	966,078
Southern First Bancshares, Inc. *	18,515	707,458
Southern Missouri Bancorp, Inc.	22,879	1,356,725
Southern States Bancshares, Inc.	19,712	613,240
Southside Bancshares, Inc.	69,000	2,235,600
SouthState Corp.	182,769	17,825,461
Stellar Bancorp, Inc.	118,651	3,229,680
Sterling Bancorp, Inc. *	52,903	247,057
Stock Yards Bancorp, Inc.	61,693	3,977,965
Texas Capital Bancshares, Inc. *	111,616	8,588,851
Third Coast Bancshares, Inc. *	26,869	875,123
Timberland Bancorp, Inc.	18,863	544,763
Tompkins Financial Corp.	30,682	1,980,216
Towne Bank	168,540	5,480,921
TriCo Bancshares	77,133	3,295,893
Triumph Financial, Inc. *	53,158	4,697,572
TrustCo Bank Corp.	44,959	1,482,748
Trustmark Corp.	145,919	5,066,308
UMB Financial Corp.	107,863	11,835,807
United Bankshares, Inc.	317,953	11,980,469
United Community Banks, Inc.	286,816	8,162,783
Unity Bancorp, Inc.	16,925	654,659
Univest Financial Corp.	69,471	1,933,378
USCB Financial Holdings, Inc.	24,909	361,679
Valley National Bancorp	1,038,582	9,835,372
Veritex Holdings, Inc.	127,036	3,429,972
Virginia National Bankshares Corp.	11,162	442,797
WaFd, Inc.	160,134	5,441,353
Washington Trust Bancorp, Inc.	41,107	1,402,982
WesBanco, Inc.	138,104	4,343,371
West BanCorp, Inc.	38,833	837,628
Westamerica BanCorp	61,987	3,193,570
WSFS Financial Corp.	141,816	6,973,093
		642,969,306

Capital Goods 11.8%
374Water, Inc. *	142,650	222,534
3D Systems Corp. *	305,183	915,549
AAR Corp. *	82,606	4,848,972
AeroVironment, Inc. *	62,925	13,526,358
AerSale Corp. *	80,881	426,243
Alamo Group, Inc.	24,546	4,161,529
Albany International Corp., Class A	75,145	5,103,848
Allient, Inc.	35,739	617,927
Alta Equipment Group, Inc.	68,339	444,204
Ameresco, Inc., Class A *	77,145	2,373,752
American Superconductor Corp. *	83,796	2,054,678
American Woodmark Corp. *	37,365	3,389,379
Amprius Technologies, Inc. *(a)	72,908	98,426
Apogee Enterprises, Inc.	52,710	3,944,816
Applied Industrial Technologies, Inc.	92,426	21,404,937
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Archer Aviation, Inc., Class A *(a)	560,238	1,764,750
Arcosa, Inc.	116,649	10,923,012
Argan, Inc.	29,715	3,923,569
Array Technologies, Inc. *	367,417	2,399,233
Astec Industries, Inc.	54,870	1,743,769
Astronics Corp. *	69,156	1,202,623
Atkore, Inc.	88,071	7,552,969
Atmus Filtration Technologies, Inc.	200,926	7,824,058
AZZ, Inc.	70,391	5,362,386
Barnes Group, Inc.	111,328	5,205,697
Beacon Roofing Supply, Inc. *	153,082	14,094,260
Blink Charging Co. *(a)	227,789	451,022
Bloom Energy Corp., Class A *	477,014	4,579,334
Blue Bird Corp. *	77,364	3,257,798
BlueLinx Holdings, Inc. *	19,951	2,183,837
Boise Cascade Co.	95,225	12,667,782
Bowman Consulting Group Ltd., Class A *	32,408	657,882
Brookfield Business Corp., Class A	62,686	1,492,554
Byrna Technologies, Inc. *	42,858	617,584
Cadre Holdings, Inc.	62,446	2,171,247
Caesarstone Ltd. *	48,363	194,903
Centuri Holdings, Inc. *(a)	32,272	605,745
ChargePoint Holdings, Inc., Class A *(a)	932,902	1,119,482
Chart Industries, Inc. *	103,336	12,474,722
Columbus McKinnon Corp.	68,153	2,167,947
Commercial Vehicle Group, Inc. *	79,252	230,623
Concrete Pumping Holdings, Inc. *	56,294	312,432
Construction Partners, Inc., Class A *	102,941	8,104,545
CSW Industrials, Inc.	39,812	14,057,617
Custom Truck One Source, Inc. *	125,418	512,960
Distribution Solutions Group, Inc. *	25,141	967,929
DNOW, Inc. *	252,915	2,991,985
Douglas Dynamics, Inc.	54,632	1,237,415
Ducommun, Inc. *	32,671	1,920,728
DXP Enterprises, Inc. *	30,160	1,480,253
Dycom Industries, Inc. *	68,286	11,904,298
Eastern Co.	12,211	380,251
Energy Recovery, Inc. *	136,450	2,436,997
Energy Vault Holdings, Inc. *(a)	254,229	475,408
Enerpac Tool Group Corp., Class A	130,460	5,755,895
EnerSys	96,280	9,325,681
Enovix Corp. *(a)	367,693	3,311,076
Enpro, Inc.	50,543	7,359,566
ESCO Technologies, Inc.	62,285	7,819,259
Eve Holding, Inc. *(a)	71,050	218,834
EVI Industries, Inc.	12,215	242,834
Federal Signal Corp.	144,559	11,791,678
Fluence Energy, Inc. *	147,255	3,202,796
Fluor Corp. *	410,328	21,451,948
Franklin Electric Co., Inc.	108,866	10,419,565
Freyr Battery, Inc. *(a)	264,505	256,570
FTAI Aviation Ltd.	244,098	32,816,535
FuelCell Energy, Inc. *(a)	1,195,427	411,227
GATX Corp.	85,791	11,818,568
Gencor Industries, Inc. *	24,095	479,972
Gibraltar Industries, Inc. *	73,338	4,949,582
Global Industrial Co.	33,209	881,035
GMS, Inc. *	95,998	8,629,260
Gorman-Rupp Co.	50,251	1,856,774
GrafTech International Ltd. *	611,213	1,039,062
Graham Corp. *	25,222	706,720
Granite Construction, Inc.	105,952	8,905,266
Great Lakes Dredge & Dock Corp. *	158,890	1,816,113
Greenbrier Cos., Inc.	74,019	4,387,106
Griffon Corp.	90,160	5,669,261
H&E Equipment Services, Inc.	77,608	4,055,018
Helios Technologies, Inc.	79,687	3,675,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Herc Holdings, Inc.	67,683	14,155,223
Hillenbrand, Inc.	169,295	4,664,077
Hillman Solutions Corp. *	473,257	5,016,524
Hudson Technologies, Inc. *	104,613	802,382
Hyliion Holdings Corp. *	342,611	818,840
Hyster-Yale, Inc.	27,509	1,745,996
IES Holdings, Inc. *	19,730	4,314,261
Insteel Industries, Inc.	44,855	1,209,739
Intuitive Machines, Inc., Class A *(a)	66,986	522,491
Janus International Group, Inc. *	340,118	2,503,269
JELD-WEN Holding, Inc. *	205,564	2,910,786
John Bean Technologies Corp.	76,485	8,521,959
Kadant, Inc.	28,207	9,394,623
Karat Packaging, Inc.	16,706	446,050
Kennametal, Inc.	189,843	4,806,825
Kratos Defense & Security Solutions, Inc. *	355,999	8,088,297
L.B. Foster Co., Class A *	22,931	432,249
Leonardo DRS, Inc. *	176,539	5,308,528
Limbach Holdings, Inc. *	24,663	1,873,648
Lindsay Corp.	25,934	3,104,300
LSI Industries, Inc.	67,316	1,101,290
Luxfer Holdings PLC	64,972	932,998
Manitowoc Co., Inc. *	84,842	792,424
Masterbrand, Inc. *	303,774	5,455,781
Matrix Service Co. *	62,420	700,977
Mayville Engineering Co., Inc. *	30,925	633,035
McGrath RentCorp	58,492	6,650,540
Mercury Systems, Inc. *	131,372	4,249,884
Miller Industries, Inc.	26,604	1,746,287
Moog, Inc., Class A	68,267	12,875,156
MRC Global, Inc. *	202,556	2,483,337
Mueller Industries, Inc.	268,550	22,013,044
Mueller Water Products, Inc., Class A	372,630	8,045,082
MYR Group, Inc. *	39,282	5,145,942
NANO Nuclear Energy, Inc. *(a)	9,508	185,977
National Presto Industries, Inc.	12,529	901,211
Net Power, Inc. *	49,916	450,242
NEXTracker, Inc., Class A *	346,720	13,806,390
NN, Inc. *	108,301	341,148
Northwest Pipe Co. *	23,562	1,057,698
NuScale Power Corp. *(a)	189,753	3,631,872
Omega Flex, Inc.	8,394	429,101
Orion Group Holdings, Inc. *	72,291	441,698
Park Aerospace Corp.	45,249	612,219
Park-Ohio Holdings Corp.	20,308	578,169
Plug Power, Inc. *(a)	1,785,155	3,498,904
Powell Industries, Inc.	22,499	5,736,795
Preformed Line Products Co.	5,750	707,250
Primoris Services Corp.	128,655	8,056,376
Proto Labs, Inc. *	61,526	1,685,812
Quanex Building Products Corp.	106,387	3,091,606
Redwire Corp. *	52,818	406,170
Resideo Technologies, Inc. *	350,233	6,889,083
REV Group, Inc.	123,834	3,281,601
Rocket Lab USA, Inc. *	837,278	8,958,875
Rush Enterprises, Inc., Class A	165,629	9,371,289
SES AI Corp. *	306,683	145,153
Shoals Technologies Group, Inc., Class A *	411,245	2,224,835
Shyft Group, Inc.	82,178	1,061,740
SolarMax Technology, Inc. *(a)	11,258	10,518
Solidion Technology, Inc. *(a)	60,476	29,168
Southland Holdings, Inc. *	22,990	66,671
SPX Technologies, Inc. *	108,191	15,524,327
Standex International Corp.	27,900	5,130,252
Stem, Inc. *	364,053	137,430
Sterling Infrastructure, Inc. *	72,741	11,234,848
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	524,227	7,575,080
Taylor Devices, Inc. *	5,581	262,419
Tecnoglass, Inc.	54,187	3,713,435
Tennant Co.	45,449	3,979,514
Terex Corp.	160,382	8,293,353
Thermon Group Holdings, Inc. *	79,666	2,088,046
Titan International, Inc. *	120,210	774,152
Titan Machinery, Inc. *	48,899	671,139
TPI Composites, Inc. *	108,727	370,215
Transcat, Inc. *	21,629	2,067,084
Trinity Industries, Inc.	195,972	6,717,920
Triumph Group, Inc. *	175,750	2,432,380
Tutor Perini Corp. *	103,799	2,690,470
Twin Disc, Inc.	26,131	303,381
UFP Industries, Inc.	145,427	17,791,539
Ultralife Corp. *	23,696	199,283
V2X, Inc. *	29,641	1,825,886
Vicor Corp. *	54,665	2,498,737
Virgin Galactic Holdings, Inc. *(a)	44,362	291,458
VirTra, Inc. *	24,915	151,982
Wabash National Corp.	104,605	1,824,311
Watts Water Technologies, Inc., Class A	65,829	12,546,349
Willis Lease Finance Corp.	6,843	1,240,841
Xometry, Inc., Class A *	100,166	1,971,267
Zurn Elkay Water Solutions Corp.	346,273	12,500,455
		748,368,888

Commercial & Professional Services 4.0%
ABM Industries, Inc.	152,193	8,075,361
ACCO Brands Corp.	227,270	1,113,623
ACV Auctions, Inc., Class A *	354,726	6,133,213
Alight, Inc., Class A *	1,020,875	7,074,664
Aris Water Solutions, Inc., Class A	65,346	1,078,209
Asure Software, Inc. *	57,233	567,751
Barrett Business Services, Inc.	61,487	2,225,215
BlackSky Technology, Inc. *	31,242	197,449
Bridger Aerospace Group Holdings, Inc. *	20,501	69,293
BrightView Holdings, Inc. *	139,264	2,281,144
Brink's Co.	108,064	11,107,899
Casella Waste Systems, Inc., Class A *	148,366	14,522,064
CBIZ, Inc. *	114,941	7,922,883
CECO Environmental Corp. *	70,154	1,669,665
Cimpress PLC *	41,420	2,858,394
CompX International, Inc.	4,595	129,533
Conduent, Inc. *	378,785	1,363,626
CoreCivic, Inc. *	265,711	3,669,469
CRA International, Inc.	15,794	2,876,719
CSG Systems International, Inc.	71,418	3,328,793
Deluxe Corp.	106,891	2,005,275
DLH Holdings Corp. *	19,820	160,542
Driven Brands Holdings, Inc. *	144,164	2,140,835
Ennis, Inc.	61,651	1,255,214
Enviri Corp. *	191,776	1,469,004
ExlService Holdings, Inc. *	377,733	15,740,134
Exponent, Inc.	121,468	11,464,150
First Advantage Corp. *	173,145	3,137,383
FiscalNote Holdings, Inc. *	142,336	129,526
Forrester Research, Inc. *	29,599	434,217
Franklin Covey Co. *	26,821	1,067,744
GEO Group, Inc. *	297,819	4,520,892
Healthcare Services Group, Inc. *	176,687	1,938,256
Heidrick & Struggles International, Inc.	48,476	1,893,473
HireQuest, Inc.	14,505	193,062
HNI Corp.	113,100	5,573,568
Huron Consulting Group, Inc. *	42,076	4,869,455
IBEX Holdings Ltd. *	21,846	392,354
ICF International, Inc.	44,898	7,569,354
SECURITY	NUMBER OF SHARES	VALUE ($)
Innodata, Inc. *	65,795	1,323,137
Insperity, Inc.	86,431	6,808,170
Interface, Inc., Class A	137,685	2,405,357
Kelly Services, Inc., Class A	74,573	1,490,714
Kforce, Inc.	45,110	2,606,907
Korn Ferry	124,777	8,815,495
LanzaTech Global, Inc. *(a)	263,561	445,418
Legalzoom.com, Inc. *	329,562	2,366,255
Liquidity Services, Inc. *	52,551	1,134,051
Matthews International Corp., Class A	71,441	1,663,861
Maximus, Inc.	146,596	12,671,758
MillerKnoll, Inc.	167,199	3,738,570
Mistras Group, Inc. *	51,218	432,792
Montrose Environmental Group, Inc. *	76,884	2,027,431
NL Industries, Inc.	19,881	148,909
NV5 Global, Inc. *	137,772	3,148,090
OPENLANE, Inc. *	257,014	4,060,821
Performant Financial Corp. *	167,328	650,906
Perma-Fix Environmental Services, Inc. *	34,825	467,352
Pitney Bowes, Inc.	385,130	2,776,787
Planet Labs PBC *	511,147	1,129,635
Quad/Graphics, Inc.	76,970	488,760
Quest Resource Holding Corp. *	40,568	316,430
Resources Connection, Inc.	79,055	636,393
Spire Global, Inc., Class A *(a)	55,622	550,658
Steelcase, Inc., Class A	223,337	2,686,744
TriNet Group, Inc.	76,937	6,531,182
TrueBlue, Inc. *	70,793	530,240
TTEC Holdings, Inc.	45,649	237,375
UniFirst Corp.	36,226	6,513,797
Upwork, Inc. *	300,234	4,071,173
Verra Mobility Corp., Class A *	400,413	10,398,726
Viad Corp. *	49,300	1,845,792
Virco Mfg. Corp.	26,988	378,642
VSE Corp.	37,999	3,899,457
Willdan Group, Inc. *	30,605	1,447,923
WNS Holdings Ltd. *	108,580	5,210,754
		250,275,867

Consumer Discretionary Distribution & Retail 2.3%
1-800-Flowers.com, Inc., Class A *	62,634	521,115
1stdibs.com, Inc. *	60,571	252,581
Abercrombie & Fitch Co., Class A *	120,866	15,928,930
Academy Sports & Outdoors, Inc.	169,938	8,643,047
aka Brands Holding Corp. *	943	21,680
American Eagle Outfitters, Inc.	438,661	8,593,369
America's Car-Mart, Inc. *	13,519	527,782
Arhaus, Inc.	122,821	1,041,522
Arko Corp.	196,293	1,305,348
Asbury Automotive Group, Inc. *	48,684	11,092,163
BARK, Inc. *	324,812	470,977
Beyond, Inc. *	110,296	706,997
Boot Barn Holdings, Inc. *	71,130	8,859,242
Buckle, Inc.	74,434	3,167,911
Build-A-Bear Workshop, Inc.	30,910	1,177,362
Caleres, Inc.	82,774	2,470,804
Camping World Holdings, Inc., Class A	101,599	2,038,076
Citi Trends, Inc. *	15,357	290,094
Designer Brands, Inc., Class A	101,198	527,242
Destination XL Group, Inc. *	129,723	347,009
EVgo, Inc., Class A *	240,197	1,883,145
Foot Locker, Inc. *	199,998	4,637,954
Genesco, Inc. *	26,508	679,135
GigaCloud Technology, Inc., Class A *(a)	56,536	1,287,325
Group 1 Automotive, Inc.	31,832	11,597,034
Groupon, Inc., Class A *(a)	55,995	574,509
GrowGeneration Corp. *	148,623	305,420
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	34,058	754,385
J Jill, Inc.	13,199	315,588
Lands' End, Inc. *	34,061	536,120
Leslie's, Inc. *	431,113	1,159,694
MarineMax, Inc. *	51,957	1,513,507
Monro, Inc.	72,538	1,988,267
National Vision Holdings, Inc. *	188,126	1,956,510
ODP Corp. *	83,797	2,600,221
OneWater Marine, Inc., Class A *	28,285	615,764
Petco Health & Wellness Co., Inc., Class A *	202,458	864,496
Qurate Retail, Inc., Class B *	3,032	9,430
RealReal, Inc. *	231,439	671,173
Revolve Group, Inc. *	92,654	2,299,672
RumbleON, Inc., Class B *(a)	44,218	222,859
Sally Beauty Holdings, Inc. *	246,845	3,208,985
Savers Value Village, Inc. *	55,123	563,908
Shoe Carnival, Inc.	43,018	1,474,227
Signet Jewelers Ltd.	102,719	9,417,278
Sleep Number Corp. *	51,383	703,947
Sonic Automotive, Inc., Class A	34,979	1,984,359
Stitch Fix, Inc., Class A *	215,001	678,328
ThredUp, Inc., Class A *	186,367	114,895
Tile Shop Holdings, Inc. *	72,599	479,879
Tilly's, Inc., Class A *	33,968	136,551
Torrid Holdings, Inc. *	35,162	127,638
Upbound Group, Inc.	128,488	3,756,989
Urban Outfitters, Inc. *	153,503	5,518,433
Victoria's Secret & Co. *	188,917	5,716,628
Warby Parker, Inc., Class A *	210,222	3,559,058
Weyco Group, Inc.	14,938	502,813
Winmark Corp.	7,062	2,633,349
Zumiez, Inc. *	39,964	823,258
		145,855,982

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	69,398	4,254,097
AMMO, Inc. *	218,658	236,151
Beazer Homes USA, Inc. *	71,393	2,196,049
Cavco Industries, Inc. *	20,147	8,256,140
Century Communities, Inc.	66,979	5,938,358
Champion Homes, Inc. *	128,995	11,381,229
Clarus Corp.	72,135	303,688
Cricut, Inc., Class A	110,093	724,412
Dream Finders Homes, Inc., Class A *	67,302	2,008,965
Escalade, Inc.	22,762	296,589
Ethan Allen Interiors, Inc.	54,629	1,511,584
Figs, Inc., Class A *	313,238	1,957,738
Flexsteel Industries, Inc.	10,896	634,365
Funko, Inc., Class A *	75,673	895,968
G-III Apparel Group Ltd. *	96,880	2,933,526
GoPro, Inc., Class A *	294,182	397,146
Green Brick Partners, Inc. *	74,598	5,148,008
Hamilton Beach Brands Holding Co., Class A	20,185	558,115
Hanesbrands, Inc. *	846,866	5,885,719
Helen of Troy Ltd. *	54,627	3,477,009
Hooker Furnishings Corp.	25,960	416,139
Hovnanian Enterprises, Inc., Class A *	12,005	2,113,360
Installed Building Products, Inc.	57,606	12,494,741
iRobot Corp. *	69,588	607,503
JAKKS Pacific, Inc. *	18,882	595,727
Johnson Outdoors, Inc., Class A	11,236	355,282
KB Home	161,792	12,700,672
Kontoor Brands, Inc.	133,811	11,458,236
Landsea Homes Corp. *	42,240	438,451
Latham Group, Inc. *	98,041	637,267
SECURITY	NUMBER OF SHARES	VALUE ($)
La-Z-Boy, Inc.	101,423	3,859,145
Legacy Housing Corp. *	27,637	685,398
LGI Homes, Inc. *	50,045	5,082,570
Lifetime Brands, Inc.	29,397	169,327
Lovesac Co. *	34,576	1,008,236
M/I Homes, Inc. *	64,072	9,712,674
Malibu Boats, Inc., Class A *	48,753	2,188,035
Marine Products Corp.	22,083	207,801
MasterCraft Boat Holdings, Inc. *	40,659	705,840
Meritage Homes Corp.	86,328	15,642,634
Movado Group, Inc.	36,893	681,414
Oxford Industries, Inc.	35,676	2,590,791
Peloton Interactive, Inc., Class A *	818,019	6,953,161
Purple Innovation, Inc., Class A *	127,139	113,522
Rocky Brands, Inc.	18,119	368,540
Smith & Wesson Brands, Inc.	109,534	1,419,013
Solo Brands, Inc., Class A *	66,898	83,623
Sonos, Inc. *	296,556	3,715,847
Steven Madden Ltd.	174,207	7,834,089
Sturm Ruger & Co., Inc.	39,214	1,541,894
Superior Group of Cos., Inc.	30,722	453,150
Taylor Morrison Home Corp., Class A *	245,893	16,843,670
Topgolf Callaway Brands Corp. *	339,935	3,300,769
Traeger, Inc. *	82,049	254,352
Tri Pointe Homes, Inc. *	221,757	8,965,636
United Homes Group, Inc. *	14,068	75,827
Vera Bradley, Inc. *	58,409	292,629
Vista Outdoor, Inc. *	139,685	6,141,949
Vizio Holding Corp., Class A *	212,721	2,367,585
Wolverine World Wide, Inc.	190,272	2,928,286
Worthington Enterprises, Inc.	75,730	2,900,459
		209,900,100

Consumer Services 2.9%
Accel Entertainment, Inc., Class A *	122,667	1,354,244
Adtalem Global Education, Inc. *	89,889	7,273,818
American Public Education, Inc. *	37,118	563,080
Bally's Corp. *	58,529	1,021,331
Biglari Holdings, Inc., Class B *	1,689	287,654
BJ's Restaurants, Inc. *	45,575	1,690,377
Bloomin' Brands, Inc.	190,164	3,154,821
Brinker International, Inc. *	106,051	10,892,498
Carriage Services, Inc., Class A	33,462	1,251,144
Cheesecake Factory, Inc.	116,267	5,373,861
Chegg, Inc. *	234,788	375,661
Coursera, Inc. *	329,301	2,288,642
Cracker Barrel Old Country Store, Inc.	53,027	2,522,494
Dave & Buster's Entertainment, Inc. *	77,401	2,858,419
Denny's Corp. *	124,522	798,186
Despegar.com Corp. *	147,707	2,132,889
Dine Brands Global, Inc.	36,909	1,123,510
El Pollo Loco Holdings, Inc. *	60,876	743,905
European Wax Center, Inc., Class A *	79,755	573,438
Everi Holdings, Inc. *	190,036	2,533,180
First Watch Restaurant Group, Inc. *	71,792	1,220,105
Frontdoor, Inc. *	188,859	9,384,404
Full House Resorts, Inc. *	80,958	412,076
Global Business Travel Group I *	302,008	2,304,321
Golden Entertainment, Inc.	48,781	1,432,942
Graham Holdings Co., Class B	7,827	6,600,509
Hilton Grand Vacations, Inc. *	176,946	6,525,768
Inspired Entertainment, Inc. *	52,758	503,311
International Game Technology PLC	274,038	5,568,452
Jack in the Box, Inc.	47,530	2,340,853
Krispy Kreme, Inc.	204,895	2,329,656
Kura Sushi USA, Inc., Class A *(a)	14,353	1,432,716
Laureate Education, Inc.	321,315	5,520,192
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Life Time Group Holdings, Inc. *	143,491	3,196,979
Lincoln Educational Services Corp. *	64,296	853,851
Lindblad Expeditions Holdings, Inc. *	84,791	801,275
Mister Car Wash, Inc. *	225,369	1,692,521
Monarch Casino & Resort, Inc.	30,998	2,433,653
Mondee Holdings, Inc., Class A *(a)	90,096	114,422
Nathan's Famous, Inc.	6,870	578,660
Nerdy, Inc. *	172,692	156,114
ONE Group Hospitality, Inc. *	50,200	171,684
OneSpaWorld Holdings Ltd.	242,172	4,240,432
Papa John's International, Inc.	80,158	4,199,478
Perdoceo Education Corp.	157,693	3,524,439
PlayAGS, Inc. *	93,807	1,090,975
Portillo's, Inc., Class A *	130,653	1,689,343
Potbelly Corp. *	64,835	478,482
RCI Hospitality Holdings, Inc.	20,176	876,042
Red Rock Resorts, Inc., Class A	118,428	6,094,305
Rush Street Interactive, Inc. *	182,678	1,976,576
Sabre Corp. *	902,045	2,886,544
Shake Shack, Inc., Class A *	91,472	11,129,398
Six Flags Entertainment Corp.	223,285	8,799,662
Strategic Education, Inc.	53,214	4,627,489
Stride, Inc. *	102,134	9,527,060
Super Group SGHC Ltd.	362,798	1,487,472
Sweetgreen, Inc., Class A *	236,864	8,550,790
Target Hospitality Corp. *	78,773	587,647
Udemy, Inc. *	229,611	1,800,150
United Parks & Resorts, Inc. *	84,352	4,439,446
Universal Technical Institute, Inc. *	94,603	1,574,194
Vacasa, Inc., Class A *(a)	22,317	56,685
Xponential Fitness, Inc., Class A *	57,449	703,750
		184,727,975

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	78,476	3,562,810
Chefs' Warehouse, Inc. *	84,389	3,368,809
HF Foods Group, Inc. *	92,601	316,695
Ingles Markets, Inc., Class A	34,945	2,231,588
Natural Grocers by Vitamin Cottage, Inc.	21,937	600,635
PriceSmart, Inc.	60,334	5,012,549
SpartanNash Co.	80,750	1,698,980
Sprouts Farmers Market, Inc. *	242,091	31,091,747
United Natural Foods, Inc. *	141,240	2,872,822
Village Super Market, Inc., Class A	21,560	615,322
Weis Markets, Inc.	39,414	2,478,747
		53,850,704

Energy 5.2%
Aemetis, Inc. *(a)	85,177	227,423
Amplify Energy Corp. *	96,970	641,941
Archrock, Inc.	401,428	8,036,589
Ardmore Shipping Corp.	99,370	1,402,111
Atlas Energy Solutions, Inc., Class A	163,797	3,205,507
Berry Corp.	180,553	906,376
Borr Drilling Ltd. *	570,909	2,392,109
Bristow Group, Inc. *	58,996	1,956,897
Cactus, Inc., Class A	157,530	9,339,954
California Resources Corp.	165,911	8,622,395
Centrus Energy Corp., Class A *	33,887	3,517,809
ChampionX Corp.	458,464	12,937,854
Clean Energy Fuels Corp. *	414,610	1,173,346
CNX Resources Corp. *	355,296	12,090,723
Comstock Resources, Inc.	222,258	2,569,302
CONSOL Energy, Inc.	70,162	7,782,369
Core Laboratories, Inc.	113,787	2,150,574
Crescent Energy Co., Class A	343,426	4,268,785
SECURITY	NUMBER OF SHARES	VALUE ($)
CVR Energy, Inc.	81,942	1,302,878
Delek U.S. Holdings, Inc.	152,729	2,393,263
DHT Holdings, Inc.	324,501	3,348,850
Diversified Energy Co. PLC	113,408	1,360,896
DMC Global, Inc. *	46,404	468,216
Dorian LPG Ltd.	87,199	2,515,691
Drilling Tools International Corp. *	28,283	94,748
Empire Petroleum Corp. *(a)	35,048	181,549
Encore Energy Corp. *	437,297	1,709,831
Energy Fuels, Inc. *(a)	445,224	2,680,248
Evolution Petroleum Corp.	73,049	376,202
Excelerate Energy, Inc., Class A	40,902	976,740
Expro Group Holdings NV *	226,921	2,893,243
FLEX LNG Ltd.	73,284	1,795,458
Forum Energy Technologies, Inc. *	27,640	386,407
FutureFuel Corp.	65,415	395,107
Geospace Technologies Corp. *	29,596	331,475
Golar LNG Ltd.	237,421	8,608,885
Granite Ridge Resources, Inc.	129,613	768,605
Green Plains, Inc. *	152,234	1,861,822
Gulfport Energy Corp. *	31,045	4,297,870
Hallador Energy Co. *	59,479	590,626
Helix Energy Solutions Group, Inc. *	346,861	3,208,464
Helmerich & Payne, Inc.	232,641	7,816,738
HighPeak Energy, Inc. (a)	34,527	441,946
Innovex International, Inc. *	82,566	1,171,612
International Seaways, Inc.	96,838	4,216,327
Kinetik Holdings, Inc., Class A	92,156	4,485,233
Kodiak Gas Services, Inc.	48,653	1,551,058
Kosmos Energy Ltd. *	1,126,692	4,236,362
Liberty Energy, Inc., Class A	387,266	6,610,631
Magnolia Oil & Gas Corp., Class A	416,603	10,531,724
Mammoth Energy Services, Inc. *	59,935	263,714
Murphy Oil Corp.	348,575	10,973,141
Nabors Industries Ltd. *	22,011	1,637,839
NACCO Industries, Inc., Class A	9,708	303,957
Natural Gas Services Group, Inc. *	26,935	527,118
Newpark Resources, Inc. *	199,859	1,331,061
NextDecade Corp. *	277,064	1,618,054
Noble Corp. PLC	332,010	10,617,680
Nordic American Tankers Ltd.	489,357	1,600,197
Northern Oil & Gas, Inc.	238,379	8,641,239
Oceaneering International, Inc. *	242,275	5,911,510
Oil States International, Inc. *	151,068	714,552
Par Pacific Holdings, Inc. *	133,989	2,070,130
Patterson-UTI Energy, Inc.	935,890	7,178,276
PBF Energy, Inc., Class A	249,070	7,103,476
Peabody Energy Corp.	304,424	7,997,218
PrimeEnergy Resources Corp. *	1,690	278,765
ProFrac Holding Corp., Class A *(a)	52,517	312,739
ProPetro Holding Corp. *	210,951	1,457,671
Ranger Energy Services, Inc.	36,723	476,665
REX American Resources Corp. *	37,050	1,657,246
Riley Exploration Permian, Inc.	27,963	746,892
Ring Energy, Inc. *	366,918	543,039
RPC, Inc.	206,081	1,170,540
Sable Offshore Corp. *(a)	121,207	2,710,189
SandRidge Energy, Inc.	78,053	865,608
Scorpio Tankers, Inc.	112,341	6,546,110
SEACOR Marine Holdings, Inc. *	58,515	397,902
Seadrill Ltd. *	164,364	6,467,723
Select Water Solutions, Inc.	218,352	2,314,531
SFL Corp. Ltd.	285,238	3,026,375
Sitio Royalties Corp., Class A	193,242	4,307,364
SM Energy Co.	274,957	11,539,945
Solaris Energy Infrastructure, Inc.	59,369	780,109
Talos Energy, Inc. *	356,232	3,640,691
Teekay Corp. Ltd. *	138,550	1,159,663
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teekay Tankers Ltd., Class A	57,794	2,755,618
TETRA Technologies, Inc. *	304,102	1,018,742
Tidewater, Inc. *	117,393	7,051,798
Transocean Ltd. *	1,748,590	7,588,881
Uranium Energy Corp. *	956,455	7,096,896
Ur-Energy, Inc. *	811,420	1,030,503
VAALCO Energy, Inc.	251,069	1,340,708
Valaris Ltd. *	151,033	7,642,270
Verde Clean Fuels, Inc. *	7,966	33,378
Vital Energy, Inc. *	69,182	1,886,593
Vitesse Energy, Inc.	60,122	1,495,234
W&T Offshore, Inc.	233,298	496,925
World Kinect Corp.	139,224	3,640,708
		328,797,952

Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	247,119	6,051,944
Alexander & Baldwin, Inc.	175,217	3,260,788
Alexander's, Inc.	5,209	1,182,599
Alpine Income Property Trust, Inc.	29,557	518,134
American Assets Trust, Inc.	115,730	3,118,923
American Healthcare REIT, Inc.	197,428	5,251,585
Apartment Investment & Management Co., Class A *	343,293	2,897,393
Apple Hospitality REIT, Inc.	548,422	8,100,193
Armada Hoffler Properties, Inc.	158,967	1,721,613
Braemar Hotels & Resorts, Inc.	162,019	463,374
Brandywine Realty Trust	407,522	2,066,137
Broadstone Net Lease, Inc.	453,566	7,978,226
BRT Apartments Corp.	27,032	438,729
CareTrust REIT, Inc.	346,522	11,320,874
CBL & Associates Properties, Inc.	54,709	1,447,053
Centerspace	36,650	2,553,039
Chatham Lodging Trust	116,758	922,388
City Office REIT, Inc.	95,115	486,989
Clipper Realty, Inc.	26,286	172,962
Community Healthcare Trust, Inc.	66,164	1,241,237
COPT Defense Properties	270,701	8,716,572
CTO Realty Growth, Inc.	53,527	1,035,747
Curbline Properties Corp. *	227,592	5,150,407
DiamondRock Hospitality Co.	506,776	4,343,070
Diversified Healthcare Trust (b)	526,183	1,878,473
Douglas Emmett, Inc.	387,120	6,886,865
Easterly Government Properties, Inc., Class A	232,022	3,146,218
Elme Communities	212,154	3,579,038
Empire Resorts, Inc. *(c)	8,021	19,696
Empire State Realty Trust, Inc., Class A	322,149	3,414,779
Equity Commonwealth *	254,520	5,036,951
Essential Properties Realty Trust, Inc.	421,622	13,361,201
Farmland Partners, Inc.	106,765	1,250,218
Four Corners Property Trust, Inc.	220,043	6,064,385
Franklin Street Properties Corp., Class C	229,361	405,969
Getty Realty Corp.	119,238	3,742,881
Gladstone Commercial Corp.	96,487	1,519,188
Gladstone Land Corp.	81,597	1,063,209
Global Medical REIT, Inc.	146,023	1,327,349
Global Net Lease, Inc.	483,429	3,765,912
Hudson Pacific Properties, Inc.	329,808	1,424,771
Independence Realty Trust, Inc.	543,226	10,658,094
Industrial Logistics Properties Trust	160,604	567,735
Innovative Industrial Properties, Inc.	67,798	8,758,824
InvenTrust Properties Corp.	163,077	4,802,618
JBG SMITH Properties	200,204	3,403,468
Kite Realty Group Trust	521,833	13,395,453
LTC Properties, Inc.	103,429	3,950,988
LXP Industrial Trust	696,473	6,574,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Macerich Co.	519,577	9,716,090
National Health Investors, Inc.	100,367	7,693,131
NET Lease Office Properties	36,117	1,084,955
NETSTREIT Corp.	187,527	2,906,669
NexPoint Diversified Real Estate Trust	81,845	437,871
NexPoint Residential Trust, Inc.	54,141	2,254,973
One Liberty Properties, Inc.	38,469	1,027,122
Orion Office REIT, Inc.	132,125	492,826
Outfront Media, Inc.	354,921	6,303,397
Paramount Group, Inc.	442,466	2,145,960
Peakstone Realty Trust	87,329	1,145,756
Pebblebrook Hotel Trust	287,544	3,444,777
Phillips Edison & Co., Inc.	295,068	11,156,521
Piedmont Office Realty Trust, Inc., Class A	296,076	2,942,995
Plymouth Industrial REIT, Inc.	96,336	1,957,548
Postal Realty Trust, Inc., Class A	52,046	757,269
PotlatchDeltic Corp.	191,103	7,944,152
Retail Opportunity Investments Corp.	298,608	4,628,424
RLJ Lodging Trust	367,429	3,251,747
Ryman Hospitality Properties, Inc.	140,943	15,087,948
Sabra Health Care REIT, Inc.	555,057	10,768,106
Safehold, Inc.	123,960	2,637,869
Saul Centers, Inc.	25,243	988,011
Service Properties Trust	395,866	1,266,771
SITE Centers Corp.	113,796	1,815,046
SL Green Realty Corp.	156,825	11,857,538
Strawberry Fields REIT, Inc.	16,174	204,763
Summit Hotel Properties, Inc.	252,329	1,544,253
Sunstone Hotel Investors, Inc.	487,286	4,916,716
Tanger, Inc.	256,142	8,511,599
Terreno Realty Corp.	229,562	13,762,242
UMH Properties, Inc.	155,973	2,908,896
Uniti Group, Inc.	571,294	2,896,461
Universal Health Realty Income Trust	31,180	1,233,481
Urban Edge Properties	294,417	6,547,834
Veris Residential, Inc.	187,726	3,091,847
Whitestone REIT	116,507	1,605,466
Xenia Hotels & Resorts, Inc.	245,645	3,480,790
		356,856,784

Financial Services 6.5%
Acacia Research Corp. *	92,743	419,198
Advanced Flower Capital, Inc.	41,959	409,100
AG Mortgage Investment Trust, Inc.	71,554	521,629
Alerus Financial Corp.	53,955	1,091,510
AlTi Global, Inc. *	79,187	323,083
A-Mark Precious Metals, Inc.	41,811	1,624,357
Angel Oak Mortgage REIT, Inc.	26,879	242,449
Apollo Commercial Real Estate Finance, Inc.	343,823	3,056,586
Arbor Realty Trust, Inc. (a)	441,503	6,507,754
Ares Commercial Real Estate Corp.	127,677	810,749
ARMOUR Residential REIT, Inc.	117,276	2,198,925
Artisan Partners Asset Management, Inc., Class A	151,669	6,688,603
Atlanticus Holdings Corp. *	12,945	481,425
AvidXchange Holdings, Inc. *	417,654	3,441,469
B Riley Financial, Inc. (a)	49,131	289,627
Banco Latinoamericano de Comercio Exterior SA, Class E	65,620	2,097,871
BGC Group, Inc., Class A	873,643	8,186,035
Blackstone Mortgage Trust, Inc., Class A	417,971	7,611,252
Bread Financial Holdings, Inc.	119,228	5,943,516
Brightsphere Investment Group, Inc.	66,427	1,753,009
BrightSpire Capital, Inc., Class A	309,717	1,883,079
Burford Capital Ltd.	480,315	6,484,252
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc.	134,736	2,674,510
Cantaloupe, Inc. *	142,589	1,263,339
Cass Information Systems, Inc.	32,762	1,355,036
Chicago Atlantic Real Estate Finance, Inc.	39,724	600,627
Chimera Investment Corp.	194,733	2,940,468
Claros Mortgage Trust, Inc.	207,624	1,305,955
Cohen & Steers, Inc.	65,917	6,510,622
Compass Diversified Holdings	159,452	3,460,108
Consumer Portfolio Services, Inc. *	19,828	198,478
Diamond Hill Investment Group, Inc.	6,505	981,735
DigitalBridge Group, Inc.	381,088	5,979,271
Donnelley Financial Solutions, Inc. *	61,800	3,605,412
Dynex Capital, Inc.	179,745	2,194,686
Ellington Financial, Inc.	199,639	2,413,635
Enact Holdings, Inc.	69,994	2,386,095
Encore Capital Group, Inc. *	56,387	2,575,758
Enova International, Inc. *	61,130	5,312,808
Essent Group Ltd.	250,814	15,051,348
EVERTEC, Inc.	155,049	5,079,405
Federal Agricultural Mortgage Corp., Class C	22,020	4,035,605
FirstCash Holdings, Inc.	92,436	9,564,353
Flywire Corp. *	289,482	5,042,776
Forge Global Holdings, Inc. *	276,038	320,204
Franklin BSP Realty Trust, Inc.	196,155	2,551,977
GCM Grosvenor, Inc., Class A	103,312	1,192,220
Granite Point Mortgage Trust, Inc.	127,802	380,850
Green Dot Corp., Class A *	128,613	1,461,044
HA Sustainable Infrastructure Capital, Inc.	270,520	9,465,495
Hamilton Lane, Inc., Class A	92,307	16,582,029
I3 Verticals, Inc., Class A *	54,621	1,255,737
International Money Express, Inc. *	75,624	1,330,226
Invesco Mortgage Capital, Inc.	118,564	956,811
Jackson Financial, Inc., Class A	183,526	18,343,424
KKR Real Estate Finance Trust, Inc.	142,357	1,649,918
Ladder Capital Corp., Class A	273,272	3,118,033
LendingClub Corp. *	263,442	3,735,608
LendingTree, Inc. *	24,192	1,379,670
MarketWise, Inc.	97,783	56,714
Marqeta, Inc., Class A *	1,117,315	6,324,003
Medallion Financial Corp.	44,208	418,208
Merchants Bancorp	43,342	1,601,053
MFA Financial, Inc.	247,543	3,042,303
Moelis & Co., Class A	169,928	11,283,219
Moneylion, Inc. *	20,552	883,119
Mr. Cooper Group, Inc. *	153,412	13,584,633
Navient Corp.	189,258	2,693,141
NCR Atleos Corp. *	172,983	4,528,695
Nelnet, Inc., Class A	34,090	3,841,943
NerdWallet, Inc., Class A *	95,960	1,409,652
New York Mortgage Trust, Inc.	218,981	1,263,520
NewtekOne, Inc.	54,483	712,638
Nexpoint Real Estate Finance, Inc.	18,619	281,705
NMI Holdings, Inc., Class A *	188,820	7,303,558
Onity Group, Inc. *	15,896	472,429
Open Lending Corp., Class A *	243,456	1,363,354
OppFi, Inc.	42,795	219,110
Orchid Island Capital, Inc.	170,670	1,291,972
P10, Inc., Class A	97,793	1,080,613
Pagseguro Digital Ltd., Class A *	451,116	3,626,973
Patria Investments Ltd., Class A	132,329	1,540,310
Payoneer Global, Inc. *	681,606	5,875,444
Paysafe Ltd. *	77,811	1,652,706
Paysign, Inc. *	82,062	296,244
PennyMac Financial Services, Inc.	64,103	6,389,787
PennyMac Mortgage Investment Trust	207,746	2,800,416
SECURITY	NUMBER OF SHARES	VALUE ($)
Perella Weinberg Partners, Class A	126,121	2,551,428
Piper Sandler Cos.	41,745	11,840,552
PJT Partners, Inc., Class A	56,803	7,893,345
PRA Group, Inc. *	93,497	1,884,900
Priority Technology Holdings, Inc. *	47,088	253,804
PROG Holdings, Inc.	99,613	4,350,100
Radian Group, Inc.	364,470	12,723,648
Ready Capital Corp.	389,875	2,670,644
Redwood Trust, Inc.	315,166	2,307,015
Regional Management Corp.	19,749	567,191
Remitly Global, Inc. *	352,974	6,346,472
Repay Holdings Corp., Class A *	216,741	1,724,175
Seven Hills Realty Trust	30,974	390,892
Sezzle, Inc. *(a)	5,579	1,197,588
Silvercrest Asset Management Group, Inc., Class A	21,748	379,068
StepStone Group, Inc., Class A	149,552	8,992,562
StoneCo Ltd., Class A *	686,281	7,617,719
StoneX Group, Inc. *	65,649	5,911,036
Sunrise Realty Trust, Inc.	13,253	181,831
SWK Holdings Corp. *	8,736	143,358
TPG RE Finance Trust, Inc.	142,886	1,258,826
Two Harbors Investment Corp.	250,479	2,880,508
Upstart Holdings, Inc. *	184,734	8,992,851
Value Line, Inc.	2,017	97,522
Velocity Financial, Inc. *	21,286	408,904
Victory Capital Holdings, Inc., Class A	98,620	5,910,297
Virtus Investment Partners, Inc.	16,175	3,499,785
Walker & Dunlop, Inc.	77,083	8,430,568
Waterstone Financial, Inc.	40,067	590,588
WisdomTree, Inc.	336,303	3,480,736
World Acceptance Corp. *	8,253	941,667
		412,577,796

Food, Beverage & Tobacco 1.3%
Alico, Inc.	16,972	415,984
B&G Foods, Inc.	187,528	1,597,739
Beyond Meat, Inc. *(a)	141,808	863,611
BRC, Inc., Class A *	122,881	384,618
Calavo Growers, Inc.	40,663	1,080,823
Cal-Maine Foods, Inc.	98,612	8,656,161
Dole PLC	179,615	2,900,782
Duckhorn Portfolio, Inc. *	127,735	1,399,976
Forafric Global PLC *(a)	11,937	122,712
Fresh Del Monte Produce, Inc.	81,119	2,604,731
Hain Celestial Group, Inc. *	216,003	1,885,706
Ispire Technology, Inc. *(a)	46,503	260,882
J&J Snack Foods Corp.	36,546	5,997,929
John B Sanfilippo & Son, Inc.	21,379	1,763,981
Lancaster Colony Corp.	47,072	8,171,699
Lifeway Foods, Inc. *	10,542	280,523
Limoneira Co.	40,160	1,029,702
Mama's Creations, Inc. *	77,675	578,679
MGP Ingredients, Inc.	33,839	1,625,626
Mission Produce, Inc. *	105,293	1,242,457
National Beverage Corp.	56,833	2,568,283
Primo Water Corp.	379,876	9,964,147
Seneca Foods Corp., Class A *	11,186	691,630
Simply Good Foods Co. *	218,936	7,369,386
SunOpta, Inc. *	218,193	1,428,073
TreeHouse Foods, Inc. *	114,507	4,165,765
Turning Point Brands, Inc.	40,925	1,932,888
Universal Corp.	57,935	2,950,050
Utz Brands, Inc.	157,163	2,706,347
Vita Coco Co., Inc. *	95,049	2,814,401
Vital Farms, Inc. *	78,708	2,729,593
Westrock Coffee Co. *(a)	82,348	546,791
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WK Kellogg Co.	158,611	2,637,701
		85,369,376

Health Care Equipment & Services 6.2%
Accolade, Inc. *	174,856	554,294
Accuray, Inc. *	227,100	392,883
AdaptHealth Corp., Class A *	243,898	2,509,710
Addus HomeCare Corp. *	41,731	5,192,171
agilon health, Inc. *	739,845	1,886,605
AirSculpt Technologies, Inc. *(a)	28,965	164,811
Alignment Healthcare, Inc. *	240,359	2,980,452
Alphatec Holdings, Inc. *	245,679	1,928,580
AMN Healthcare Services, Inc. *	90,850	3,446,849
AngioDynamics, Inc. *	94,591	632,814
Ardent Health Partners, Inc. *	28,605	497,727
Artivion, Inc. *	95,582	2,516,674
Astrana Health, Inc. *	103,291	5,554,990
AtriCure, Inc. *	113,335	3,760,455
Avanos Medical, Inc. *	108,513	2,027,023
Aveanna Healthcare Holdings, Inc. *	128,854	599,171
Axogen, Inc. *	101,055	1,414,770
Axonics, Inc. *	122,509	8,612,383
Bioventus, Inc., Class A *	91,939	1,247,612
BrightSpring Health Services, Inc. *	129,153	1,933,420
Brookdale Senior Living, Inc. *	461,653	2,894,564
Castle Biosciences, Inc. *	61,754	2,141,011
Cerus Corp. *	431,798	677,923
Community Health Systems, Inc. *	305,107	1,235,683
Concentra Group Holdings Parent, Inc. *	54,106	1,096,729
CONMED Corp.	73,878	5,041,435
CorVel Corp. *	21,352	6,359,053
Cross Country Healthcare, Inc. *	76,797	876,254
CVRx, Inc. *	31,344	411,233
Definitive Healthcare Corp., Class A *	132,705	550,726
DocGo, Inc. *	248,895	873,621
Embecta Corp.	140,470	1,977,818
Enhabit, Inc. *	120,722	831,775
Ensign Group, Inc.	133,378	20,672,256
Evolent Health, Inc., Class A *	276,797	6,463,210
Fractyl Health, Inc. *(a)	80,664	227,069
Fulgent Genetics, Inc. *	49,523	1,062,268
GeneDx Holdings Corp. *	30,333	2,477,903
Glaukos Corp. *	117,593	15,551,674
Guardant Health, Inc. *	282,928	6,190,465
Haemonetics Corp. *	120,680	8,587,589
Health Catalyst, Inc. *	139,147	1,081,172
HealthEquity, Inc. *	203,446	17,343,771
HealthStream, Inc.	58,825	1,719,749
Hims & Hers Health, Inc. *	455,028	8,568,177
ICU Medical, Inc. *	51,575	8,805,400
Inari Medical, Inc. *	126,806	6,137,410
InfuSystem Holdings, Inc. *	46,723	289,215
Inmode Ltd. *	191,758	3,275,227
Innovage Holding Corp. *	43,240	250,792
Inogen, Inc. *	57,075	498,265
Integer Holdings Corp. *	80,158	9,959,631
Integra LifeSciences Holdings Corp. *	162,078	3,040,583
iRadimed Corp.	19,049	938,544
iRhythm Technologies, Inc. *	74,938	5,428,509
Joint Corp. *	25,698	283,963
Lantheus Holdings, Inc. *	165,478	18,176,104
LeMaitre Vascular, Inc.	48,549	4,291,246
LifeMD, Inc. *	82,235	335,519
LifeStance Health Group, Inc. *	334,050	2,241,476
LivaNova PLC *	131,282	6,776,777
Merit Medical Systems, Inc. *	137,520	13,567,723
ModivCare, Inc. *	28,758	465,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Nano-X Imaging Ltd. *(a)	132,298	750,130
National HealthCare Corp.	30,099	3,492,387
National Research Corp.	37,440	678,787
Neogen Corp. *	525,145	7,499,071
NeoGenomics, Inc. *	305,597	4,153,063
NeuroPace, Inc. *	32,181	207,567
Nevro Corp. *	85,545	471,353
Novocure Ltd. *	255,279	3,875,135
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	109,962	5,348,552
OPKO Health, Inc. *(a)	791,035	1,194,463
OptimizeRx Corp. *	41,552	216,901
Option Care Health, Inc. *	412,302	9,499,438
OraSure Technologies, Inc. *	172,455	701,030
Orchestra BioMed Holdings, Inc. *	54,779	282,112
Orthofix Medical, Inc. *	80,955	1,310,661
OrthoPediatrics Corp. *	39,678	1,052,657
Owens & Minor, Inc. *	182,018	2,313,449
PACS Group, Inc. *	95,281	4,066,593
Paragon 28, Inc. *	115,067	609,855
Patterson Cos., Inc.	188,737	3,965,364
Pediatrix Medical Group, Inc. *	202,303	2,492,373
Pennant Group, Inc. *	68,418	2,187,323
Phreesia, Inc. *	132,601	2,425,272
Privia Health Group, Inc. *	244,651	4,491,792
PROCEPT BioRobotics Corp. *	101,974	9,177,660
Progyny, Inc. *	202,356	3,045,458
Pulmonx Corp. *	90,219	563,869
Pulse Biosciences, Inc. *	43,776	763,016
Quipt Home Medical Corp. *	100,003	262,008
RadNet, Inc. *	158,975	10,339,734
RxSight, Inc. *	86,013	4,357,419
Sanara Medtech, Inc. *	9,702	320,166
Schrodinger, Inc. *	134,781	2,371,472
Select Medical Holdings Corp.	259,639	8,329,219
Semler Scientific, Inc. *	11,453	336,489
SI-BONE, Inc. *	98,270	1,356,126
Sight Sciences, Inc. *	82,883	414,415
Simulations Plus, Inc.	37,913	1,031,992
Sonida Senior Living, Inc. *	8,046	211,690
STAAR Surgical Co. *	118,596	3,438,098
Stereotaxis, Inc. *	144,601	283,418
Surgery Partners, Inc. *	184,097	5,301,994
Surmodics, Inc. *	32,910	1,234,783
Tactile Systems Technology, Inc. *	56,942	826,228
Talkspace, Inc. *	290,313	908,680
Tandem Diabetes Care, Inc. *	155,310	4,872,075
Teladoc Health, Inc. *	409,873	3,688,857
TransMedics Group, Inc. *	77,199	6,328,002
Treace Medical Concepts, Inc. *	120,333	560,752
U.S. Physical Therapy, Inc.	35,784	2,869,161
UFP Technologies, Inc. *	17,408	4,647,936
Utah Medical Products, Inc.	8,253	523,075
Varex Imaging Corp. *	93,768	1,231,174
Viemed Healthcare, Inc. *	83,368	712,796
Waystar Holding Corp. *	103,293	2,946,949
Zimvie, Inc. *	65,324	899,185
Zynex, Inc. *(a)	36,109	311,621
		395,278,768

Household & Personal Products 0.6%
Beauty Health Co. *	180,895	292,145
Central Garden & Pet Co. *	22,984	788,351
Central Garden & Pet Co., Class A *	125,539	3,658,207
Edgewell Personal Care Co.	117,749	4,115,328
Energizer Holdings, Inc.	173,139	5,552,568
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Herbalife Ltd. *	241,326	1,822,011
Honest Co., Inc. *	196,050	729,306
Interparfums, Inc.	43,675	5,287,732
Medifast, Inc. *	25,890	475,858
Nature's Sunshine Products, Inc. *	30,130	381,446
Nu Skin Enterprises, Inc., Class A	119,821	741,692
Oil-Dri Corp. of America	12,048	817,457
Olaplex Holdings, Inc. *	340,522	606,129
USANA Health Sciences, Inc. *	27,307	1,008,721
Veru, Inc. *	310,246	234,329
Waldencast PLC, Class A *	55,765	192,389
WD-40 Co.	32,775	8,589,344
		35,293,013

Insurance 2.0%
Ambac Financial Group, Inc. *	104,932	1,186,781
American Coastal Insurance Corp., Class C *	57,130	694,130
AMERISAFE, Inc.	45,688	2,469,436
Baldwin Insurance Group, Inc., Class A *	157,898	7,304,362
Bowhead Specialty Holdings, Inc. *	16,959	493,677
CNO Financial Group, Inc.	253,353	8,715,343
Crawford & Co., Class A	36,600	407,724
Donegal Group, Inc., Class A	36,212	548,974
Employers Holdings, Inc.	59,084	2,878,573
Enstar Group Ltd. *	30,478	9,829,155
F&G Annuities & Life, Inc.	44,670	1,791,267
Fidelis Insurance Holdings Ltd.	124,828	2,154,531
Genworth Financial, Inc., Class A *	1,032,108	6,956,408
GoHealth, Inc., Class A *	12,060	136,760
Goosehead Insurance, Inc., Class A *	53,902	5,869,928
Greenlight Capital Re Ltd., Class A *	67,310	907,339
Hamilton Insurance Group Ltd., Class B *	94,678	1,649,291
HCI Group, Inc.	19,858	2,250,110
Heritage Insurance Holdings, Inc. *	53,941	558,289
Hippo Holdings, Inc. *	46,455	1,029,907
Horace Mann Educators Corp.	99,080	3,689,739
Investors Title Co.	3,472	803,004
James River Group Holdings Ltd.	74,032	460,479
Kingsway Financial Services, Inc. *	30,090	269,306
Lemonade, Inc. *	123,186	2,928,131
Maiden Holdings Ltd. *	227,151	350,948
MBIA, Inc. *	110,191	434,153
Mercury General Corp.	64,507	4,362,608
NI Holdings, Inc. *	18,872	296,290
Oscar Health, Inc., Class A *	467,891	7,860,569
Palomar Holdings, Inc. *	58,682	5,267,883
ProAssurance Corp. *	121,996	1,816,521
Root, Inc., Class A *	20,910	1,430,035
Safety Insurance Group, Inc.	35,252	2,758,998
Selective Insurance Group, Inc.	146,182	13,276,249
Selectquote, Inc. *	326,255	652,510
SiriusPoint Ltd. *	237,789	3,124,548
Skyward Specialty Insurance Group, Inc. *	89,632	3,962,631
Stewart Information Services Corp.	64,873	4,463,262
Tiptree, Inc.	61,110	1,247,255
Trupanion, Inc. *	79,603	4,360,652
United Fire Group, Inc.	50,096	983,885
Universal Insurance Holdings, Inc.	57,844	1,153,409
		123,785,050

Materials 4.6%
AdvanSix, Inc.	61,437	1,742,968
Alpha Metallurgical Resources, Inc.	26,475	5,514,743
American Vanguard Corp.	59,334	310,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcadium Lithium PLC *	2,607,334	14,053,530
Arch Resources, Inc.	42,130	6,182,999
Ardagh Metal Packaging SA	350,522	1,289,921
Arq, Inc. *	58,237	341,269
ASP Isotopes, Inc. *(a)	120,278	840,743
Aspen Aerogels, Inc. *	140,572	2,507,804
Avient Corp.	217,055	10,116,934
Balchem Corp.	77,687	12,999,366
Cabot Corp.	130,271	14,047,122
Caledonia Mining Corp. PLC	40,734	607,344
Carpenter Technology Corp.	114,369	17,098,165
Century Aluminum Co. *	127,658	2,253,164
Clearwater Paper Corp. *	38,944	980,999
Coeur Mining, Inc. *	947,575	6,102,383
Commercial Metals Co.	278,123	14,963,017
Compass Minerals International, Inc.	82,442	1,014,861
Constellium SE, Class A *	310,719	3,448,981
Contango ORE, Inc. *	24,639	529,985
Core Molding Technologies, Inc. *	17,874	269,004
Critical Metals Corp. *(a)	17,306	106,951
Dakota Gold Corp. *	155,153	339,785
Ecovyst, Inc. *	282,441	1,881,057
Greif, Inc., Class A	72,689	4,538,701
Hawkins, Inc.	46,386	4,958,663
Haynes International, Inc.	30,276	1,827,459
HB Fuller Co.	131,603	9,630,708
Hecla Mining Co.	1,409,109	9,145,117
i-80 Gold Corp. *	756,075	793,879
Ingevity Corp. *	87,679	3,664,105
Innospec, Inc.	60,002	6,467,016
Intrepid Potash, Inc. *	26,067	654,021
Ivanhoe Electric, Inc. *	200,892	2,039,054
Kaiser Aluminum Corp.	38,637	2,869,184
Knife River Corp. *	136,617	13,295,566
Koppers Holdings, Inc.	49,021	1,667,204
Kronos Worldwide, Inc.	52,742	608,643
Lifezone Holdings Ltd. *(a)	86,329	554,232
LSB Industries, Inc. *	128,983	1,057,661
Materion Corp.	49,408	5,021,335
Mativ Holdings, Inc.	129,867	2,006,445
Metallus, Inc. *	102,278	1,441,097
Metals Acquisition Ltd., Class A *(a)	129,738	1,554,261
Minerals Technologies, Inc.	77,034	5,799,890
Myers Industries, Inc.	89,021	1,048,667
Northern Technologies International Corp.	18,519	235,376
Novagold Resources, Inc. *	584,816	2,023,463
O-I Glass, Inc. *	371,354	4,125,743
Olympic Steel, Inc.	23,733	851,540
Orion SA	139,469	2,090,640
Pactiv Evergreen, Inc.	98,279	1,114,484
Perimeter Solutions SA *	320,509	4,256,360
Perpetua Resources Corp. *	91,756	938,205
Piedmont Lithium, Inc. *(a)	42,788	560,523
PureCycle Technologies, Inc. *(a)	296,686	3,862,852
Quaker Chemical Corp.	33,691	5,106,882
Radius Recycling, Inc., Class A	63,958	1,035,480
Ramaco Resources, Inc., Class A	74,294	754,084
Ranpak Holdings Corp., Class A *	104,852	637,500
Rayonier Advanced Materials, Inc. *	153,013	1,217,983
Ryerson Holding Corp.	67,391	1,468,450
Sensient Technologies Corp.	101,378	7,652,011
Smith-Midland Corp. *	10,569	363,574
SSR Mining, Inc.	487,083	3,005,302
Stepan Co.	51,170	3,701,638
Summit Materials, Inc., Class A *	291,064	13,799,344
SunCoke Energy, Inc.	200,502	2,067,176
Sylvamo Corp.	84,333	7,169,992
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tredegar Corp. *	64,362	498,806
TriMas Corp.	97,144	2,608,316
Tronox Holdings PLC	285,652	3,462,102
U.S. Lime & Minerals, Inc.	25,245	2,847,131
Universal Stainless & Alloy Products, Inc. *	21,357	933,728
Valhi, Inc.	6,412	218,329
Warrior Met Coal, Inc.	124,319	7,848,258
Worthington Steel, Inc.	77,837	2,976,487
		289,618,079

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	261,505	800,205
AMC Entertainment Holdings, Inc., Class A *	811,202	3,561,177
AMC Networks, Inc., Class A *	75,471	611,315
Atlanta Braves Holdings, Inc., Class C *	146,887	5,803,505
Boston Omaha Corp., Class A *	59,426	877,128
Bumble, Inc., Class A *	230,231	1,630,035
Cable One, Inc.	13,518	4,617,208
Cardlytics, Inc. *	94,786	408,528
Cargurus, Inc. *	211,677	6,566,221
Cars.com, Inc. *	157,545	2,519,145
Cinemark Holdings, Inc. *	264,658	7,873,575
Clear Channel Outdoor Holdings, Inc. *	861,941	1,267,053
EchoStar Corp., Class A *	291,900	7,315,014
Emerald Holding, Inc.	35,934	141,580
Entravision Communications Corp., Class A	153,325	355,714
Eventbrite, Inc., Class A *	191,581	613,059
EverQuote, Inc., Class A *	60,660	1,090,667
EW Scripps Co., Class A *	143,427	481,198
fuboTV, Inc. *	717,392	1,248,262
Gambling.com Group Ltd. *	40,278	387,877
Gannett Co., Inc. *	341,857	1,603,309
Getty Images Holdings, Inc. *(a)	245,792	1,020,037
Golden Matrix Group, Inc. *	47,047	118,088
Gray Television, Inc.	203,605	1,162,585
Grindr, Inc. *	57,909	774,822
Ibotta, Inc., Class A *	18,508	1,356,451
iHeartMedia, Inc., Class A *	239,381	473,974
IMAX Corp. *	103,201	2,507,784
Innovid Corp. *	251,579	480,516
Integral Ad Science Holding Corp. *	173,887	2,058,822
John Wiley & Sons, Inc., Class A	86,692	4,273,916
Lions Gate Entertainment Corp., Class A *	407,224	3,217,070
LiveOne, Inc. *	181,284	125,086
Madison Square Garden Entertainment Corp., Class A *	94,256	3,931,418
Magnite, Inc. *	301,594	3,763,893
Marcus Corp.	57,870	1,092,007
MediaAlpha, Inc., Class A *	71,566	1,225,926
National CineMedia, Inc. *	168,902	1,214,405
Nextdoor Holdings, Inc. *	422,069	1,021,407
Outbrain, Inc. *	93,864	402,677
Playstudios, Inc. *	208,131	276,814
PubMatic, Inc., Class A *	100,867	1,483,249
QuinStreet, Inc. *	126,045	2,646,945
Reservoir Media, Inc. *	49,424	411,702
Scholastic Corp.	55,446	1,376,724
Shutterstock, Inc.	60,438	1,939,455
Sinclair, Inc.	77,845	1,344,383
Sphere Entertainment Co. *	64,313	2,688,927
Stagwell, Inc., Class A *	205,874	1,278,478
System1, Inc. *	54,967	53,868
SECURITY	NUMBER OF SHARES	VALUE ($)
TechTarget, Inc. *	61,852	1,790,306
TEGNA, Inc.	408,448	6,710,801
Thryv Holdings, Inc. *	76,773	1,103,996
Townsquare Media, Inc., Class A	31,045	304,241
TrueCar, Inc. *	203,987	797,589
Vimeo, Inc. *	358,163	1,708,437
Vivid Seats, Inc., Class A *	190,340	774,684
Webtoon Entertainment, Inc. *	35,918	373,547
WideOpenWest, Inc. *	117,180	584,728
Yelp, Inc., Class A *	157,156	5,365,306
Ziff Davis, Inc. *	109,013	5,044,031
ZipRecruiter, Inc., Class A *	172,185	1,596,155
		119,647,025

Pharmaceuticals, Biotechnology & Life Sciences 11.1%
2seventy bio, Inc. *	116,655	506,283
4D Molecular Therapeutics, Inc. *	119,334	955,865
89bio, Inc. *	200,488	1,559,797
Absci Corp. *	196,008	752,671
ACADIA Pharmaceuticals, Inc. *	286,712	4,183,128
ACELYRIN, Inc. *	175,064	994,364
Achieve Life Sciences, Inc. *	81,283	380,404
Acrivon Therapeutics, Inc. *	28,192	225,536
Actinium Pharmaceuticals, Inc. *	72,093	129,767
Acumen Pharmaceuticals, Inc. *	98,898	284,826
Adaptive Biotechnologies Corp. *	275,599	1,333,899
ADC Therapeutics SA *	194,258	547,808
ADMA Biologics, Inc. *	541,588	8,833,300
Adverum Biotechnologies, Inc. *	49,021	357,608
Aerovate Therapeutics, Inc. *(a)	29,351	71,910
Agenus, Inc. *(a)	47,954	201,407
Agios Pharmaceuticals, Inc. *	135,499	6,020,221
Akebia Therapeutics, Inc. *	488,863	811,513
Akero Therapeutics, Inc. *	163,032	5,026,277
Akoya Biosciences, Inc. *(a)	63,002	177,351
Aldeyra Therapeutics, Inc. *	117,684	619,018
Alector, Inc. *	196,054	964,586
Alkermes PLC *	393,827	10,121,354
Allogene Therapeutics, Inc. *	306,910	784,155
Altimmune, Inc. *	172,760	1,164,402
Alto Neuroscience, Inc. *	50,956	198,219
Alumis, Inc. *(a)	31,296	354,271
ALX Oncology Holdings, Inc. *	78,090	111,669
Amicus Therapeutics, Inc. *	705,867	8,061,001
Amneal Pharmaceuticals, Inc. *	381,029	3,227,316
Amphastar Pharmaceuticals, Inc. *	92,602	4,679,179
AnaptysBio, Inc. *	47,394	1,025,132
Anavex Life Sciences Corp. *(a)	181,318	1,200,325
ANI Pharmaceuticals, Inc. *	44,710	2,559,424
Anika Therapeutics, Inc. *	31,356	536,501
Annexon, Inc. *	228,879	1,675,394
Apogee Therapeutics, Inc. *	90,847	4,727,678
Applied Therapeutics, Inc. *	230,581	2,038,336
Aquestive Therapeutics, Inc. *	175,673	964,445
Arbutus Biopharma Corp. *	349,445	1,343,616
Arcellx, Inc. *	103,744	8,742,507
Arcturus Therapeutics Holdings, Inc. *	55,332	981,036
Arcus Biosciences, Inc. *	130,405	1,995,196
Arcutis Biotherapeutics, Inc. *	254,192	2,112,336
Ardelyx, Inc. *	560,755	3,291,632
ArriVent Biopharma, Inc. *	67,271	1,973,731
Arrowhead Pharmaceuticals, Inc. *	286,109	5,501,876
ARS Pharmaceuticals, Inc. *	119,335	1,756,611
Artiva Biotherapeutics, Inc. *(a)	33,293	337,591
Arvinas, Inc. *	154,481	4,082,933
Astria Therapeutics, Inc. *	109,195	1,220,800
Atea Pharmaceuticals, Inc. *	182,747	592,100
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	301,648	416,274
Aura Biosciences, Inc. *	112,994	1,179,657
Aurinia Pharmaceuticals, Inc. *	321,485	2,317,907
Avadel Pharmaceuticals PLC *	222,798	3,446,685
Avid Bioservices, Inc. *	148,078	1,474,857
Avidity Biosciences, Inc. *	259,761	10,977,500
Avita Medical, Inc. *	60,851	614,595
Axsome Therapeutics, Inc. *	87,667	7,804,993
Beam Therapeutics, Inc. *	183,253	4,015,073
BioCryst Pharmaceuticals, Inc. *	498,139	3,990,093
Biohaven Ltd. *	181,456	9,029,251
BioLife Solutions, Inc. *	86,630	2,027,142
Biomea Fusion, Inc. *	65,244	611,336
Biote Corp., Class A *	63,408	323,381
Black Diamond Therapeutics, Inc. *	94,740	259,588
Bluebird Bio, Inc. *(a)	464,711	215,626
Blueprint Medicines Corp. *	151,104	13,223,111
Boundless Bio, Inc. *	14,649	42,775
Bridgebio Pharma, Inc. *	338,253	7,918,503
C4 Therapeutics, Inc. *	143,626	765,527
Cabaletta Bio, Inc. *	109,260	387,873
Candel Therapeutics, Inc. *(a)	46,777	246,983
Capricor Therapeutics, Inc. *(a)	61,918	1,244,552
Cardiff Oncology, Inc. *(a)	104,894	327,269
CareDx, Inc. *	121,197	2,682,090
Cargo Therapeutics, Inc. *	82,187	1,602,646
Caribou Biosciences, Inc. *	201,072	394,101
Cartesian Therapeutics, Inc. *(a)	17,055	337,689
Cassava Sciences, Inc. *(a)	97,334	2,511,704
Catalyst Pharmaceuticals, Inc. *	267,902	5,840,264
Celcuity, Inc. *	64,272	996,216
Celldex Therapeutics, Inc. *	154,827	4,034,792
Century Therapeutics, Inc. *	108,037	124,243
CervoMed, Inc. *(a)	12,722	173,655
CG oncology, Inc. *	113,602	4,036,279
ChromaDex Corp. *	115,502	403,102
Cibus, Inc. *	41,559	165,820
Climb Bio, Inc. *	70,093	268,106
Codexis, Inc. *	167,704	526,591
Cogent Biosciences, Inc. *	220,359	2,531,925
Coherus Biosciences, Inc. *	260,450	194,035
Collegium Pharmaceutical, Inc. *	78,772	2,689,276
Compass Therapeutics, Inc. *	243,424	399,215
Conduit Pharmaceuticals, Inc. *	53,111	4,833
Contineum Therapeutics, Inc., Class A *(a)	13,383	224,299
Corbus Pharmaceuticals Holdings, Inc. *	24,570	392,137
Corcept Therapeutics, Inc. *	194,545	9,526,869
CorMedix, Inc. *	133,945	1,346,817
Crinetics Pharmaceuticals, Inc. *	210,727	11,792,283
CryoPort, Inc. *	104,951	698,974
Cullinan Therapeutics, Inc. *	123,917	1,926,909
Cytek Biosciences, Inc. *	292,754	1,447,669
Cytokinetics, Inc. *	274,649	14,007,099
Day One Biopharmaceuticals, Inc. *	124,843	1,837,689
Denali Therapeutics, Inc. *	299,039	7,763,052
Design Therapeutics, Inc. *	74,915	392,555
Dianthus Therapeutics, Inc. *	57,686	1,607,132
Disc Medicine, Inc. *	47,262	2,118,283
Dynavax Technologies Corp. *	317,409	3,761,297
Dyne Therapeutics, Inc. *	193,483	5,583,919
Edgewise Therapeutics, Inc. *	175,156	5,879,987
Editas Medicine, Inc. *	198,750	576,375
Elevation Oncology, Inc. *	124,181	71,317
Enanta Pharmaceuticals, Inc. *	48,739	548,070
Enliven Therapeutics, Inc. *	84,518	2,353,826
Entrada Therapeutics, Inc. *	59,851	1,025,846
Erasca, Inc. *	424,391	1,099,173
SECURITY	NUMBER OF SHARES	VALUE ($)
Esperion Therapeutics, Inc. *	459,144	936,654
Evolus, Inc. *	133,273	2,175,015
EyePoint Pharmaceuticals, Inc. *	121,626	1,430,322
Fate Therapeutics, Inc. *	243,252	576,507
Fennec Pharmaceuticals, Inc. *	55,452	241,771
Fibrobiologics, Inc. *(a)	69,732	210,591
Foghorn Therapeutics, Inc. *	59,521	453,550
Fulcrum Therapeutics, Inc. *	150,172	474,544
Galectin Therapeutics, Inc. *(a)	47,660	117,720
Generation Bio Co. *	120,426	262,529
Geron Corp. *	1,395,730	5,736,450
Greenwich Lifesciences, Inc. *	13,784	185,395
Gyre Therapeutics, Inc. *(a)	16,429	234,935
Halozyme Therapeutics, Inc. *	299,775	15,159,622
Harmony Biosciences Holdings, Inc. *	91,585	2,942,626
Harrow, Inc. *	73,735	3,322,499
Harvard Bioscience, Inc. *	98,883	232,375
Heron Therapeutics, Inc. *	277,413	482,699
HilleVax, Inc. *	75,596	136,829
Humacyte, Inc. *	212,546	1,073,357
Ideaya Biosciences, Inc. *	199,171	5,606,664
IGM Biosciences, Inc. *(a)	36,233	621,034
ImmunityBio, Inc. *(a)	349,183	1,819,243
Immunome, Inc. *	123,935	1,421,534
Immunovant, Inc. *	139,792	4,090,314
Inhibrx Biosciences, Inc. *	27,657	443,342
Inmune Bio, Inc. *	34,666	202,796
Innoviva, Inc. *	133,095	2,603,338
Inovio Pharmaceuticals, Inc. *	59,991	316,752
Inozyme Pharma, Inc. *	122,279	524,577
Insmed, Inc. *	377,658	25,408,830
Intellia Therapeutics, Inc. *	230,669	3,280,113
Invivyd, Inc. *	186,680	166,612
Iovance Biotherapeutics, Inc. *	606,981	6,336,882
Ironwood Pharmaceuticals, Inc., Class A *	340,139	1,343,549
iTeos Therapeutics, Inc. *	63,259	534,539
Janux Therapeutics, Inc. *	67,448	3,641,518
Jasper Therapeutics, Inc. *	26,718	565,887
KalVista Pharmaceuticals, Inc. *	92,557	950,560
Keros Therapeutics, Inc. *	71,007	4,121,246
Kiniksa Pharmaceuticals International PLC *	89,621	2,024,538
Kodiak Sciences, Inc. *	75,516	286,961
Korro Bio, Inc. *	14,420	829,150
Krystal Biotech, Inc. *	59,658	10,292,795
Kura Oncology, Inc. *	174,853	2,923,542
Kymera Therapeutics, Inc. *	106,647	4,923,892
Kyverna Therapeutics, Inc. *	44,552	212,959
Larimar Therapeutics, Inc. *(a)	100,457	826,259
LENZ Therapeutics, Inc.	31,171	840,370
Lexeo Therapeutics, Inc. *	56,174	443,775
Lexicon Pharmaceuticals, Inc. *(c)	271,000	528,450
Lifecore Biomedical, Inc. *	56,000	318,080
Ligand Pharmaceuticals, Inc. *	40,959	4,329,366
Lineage Cell Therapeutics, Inc. *	348,040	289,326
Liquidia Corp. *	138,644	1,504,287
Longboard Pharmaceuticals, Inc. *	78,344	4,678,704
Lyell Immunopharma, Inc. *	380,074	364,985
Lyra Therapeutics, Inc. *	111,609	30,681
MacroGenics, Inc. *	145,932	534,111
Madrigal Pharmaceuticals, Inc. *	42,214	10,947,779
MannKind Corp. *	639,497	4,521,244
Maravai LifeSciences Holdings, Inc., Class A *	265,308	1,965,932
MaxCyte, Inc. *	255,635	915,173
MediWound Ltd. *	19,125	346,163
MeiraGTx Holdings PLC *	99,060	548,792
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mersana Therapeutics, Inc. *	268,052	485,174
Mesa Laboratories, Inc.	12,446	1,419,342
Metagenomi, Inc. *	14,779	29,115
MiMedx Group, Inc. *	284,829	1,951,079
Mind Medicine MindMed, Inc. *	174,265	1,097,869
Mineralys Therapeutics, Inc. *	70,024	936,921
Mirum Pharmaceuticals, Inc. *	94,616	3,638,931
Monte Rosa Therapeutics, Inc. *	98,381	836,238
Myriad Genetics, Inc. *	214,327	4,706,621
Nautilus Biotechnology, Inc. *	115,231	299,601
Nektar Therapeutics, Class A *	445,771	530,467
Neumora Therapeutics, Inc. *	201,507	2,307,255
Neurogene, Inc. *	25,078	1,103,683
Nkarta, Inc. *	125,013	385,040
Novavax, Inc. *	338,561	3,253,571
Nurix Therapeutics, Inc. *	153,009	3,760,961
Nuvalent, Inc., Class A *	83,335	7,374,314
Nuvation Bio, Inc. *	433,521	958,081
Ocugen, Inc. *(a)	627,794	571,920
Ocular Therapeutix, Inc. *	375,341	3,952,341
Olema Pharmaceuticals, Inc. *	96,968	1,118,041
Omeros Corp., Class B *(a)	132,294	534,468
OmniAb, Inc. *	224,903	919,853
Organogenesis Holdings, Inc., Class A *	171,693	475,590
ORIC Pharmaceuticals, Inc. *	148,791	1,395,660
Outlook Therapeutics, Inc. *(a)	36,029	207,527
Ovid therapeutics, Inc. *	135,487	153,100
Pacific Biosciences of California, Inc. *(a)	665,659	1,444,480
Pacira BioSciences, Inc. *	111,425	1,849,655
PepGen, Inc. *	40,037	265,045
Perspective Therapeutics, Inc. *	129,433	1,528,604
Phathom Pharmaceuticals, Inc. *(a)	83,082	1,424,856
Phibro Animal Health Corp., Class A	49,974	1,155,399
Pliant Therapeutics, Inc. *	136,664	1,922,862
Poseida Therapeutics, Inc., Class A *	166,018	393,463
Praxis Precision Medicines, Inc. *	41,396	2,897,306
Precigen, Inc. *	310,379	244,641
Prelude Therapeutics, Inc. *	33,475	40,170
Prestige Consumer Healthcare, Inc. *	119,058	8,780,527
Prime Medicine, Inc. *(a)	134,070	520,192
ProKidney Corp. *(a)	247,204	395,526
Protagonist Therapeutics, Inc. *	140,071	6,420,855
Prothena Corp. PLC *	102,609	1,744,353
PTC Therapeutics, Inc. *	182,537	7,286,877
Puma Biotechnology, Inc. *	98,213	279,907
Pyxis Oncology, Inc. *	115,237	410,244
Q32 Bio, Inc. *(a)	14,190	670,194
Quanterix Corp. *	87,448	1,155,625
Quantum-Si, Inc. *	231,360	162,183
Rapport Therapeutics, Inc. *(a)	21,970	538,924
RAPT Therapeutics, Inc. *	70,946	150,406
Recursion Pharmaceuticals, Inc., Class A *(a)	571,360	3,610,995
REGENXBIO, Inc. *	108,834	934,884
Regulus Therapeutics, Inc. *	148,766	217,198
Relay Therapeutics, Inc. *	239,762	1,351,059
Renovaro, Inc. *	114,567	60,961
Replimune Group, Inc. *	145,705	1,713,491
Revance Therapeutics, Inc. *	253,476	1,495,508
REVOLUTION Medicines, Inc. *	366,158	19,589,453
Rhythm Pharmaceuticals, Inc. *	131,250	6,264,562
Rigel Pharmaceuticals, Inc. *	42,169	574,763
Rocket Pharmaceuticals, Inc. *	158,379	2,637,010
Sage Therapeutics, Inc. *	129,888	789,719
Sana Biotechnology, Inc. *	318,046	1,113,161
Savara, Inc. *	275,608	1,001,835
Scholar Rock Holding Corp. *	169,042	4,807,554
Scilex Holding Co. *(c)	147,603	106,307
SECURITY	NUMBER OF SHARES	VALUE ($)
scPharmaceuticals, Inc. *	68,083	282,544
Sera Prognostics, Inc., Class A *	65,113	500,719
Shattuck Labs, Inc. *	93,258	117,505
SIGA Technologies, Inc.	110,484	797,694
Skye Bioscience, Inc. *(a)	40,592	212,702
Soleno Therapeutics, Inc. *	55,405	3,050,599
Solid Biosciences, Inc. *	53,111	293,173
SpringWorks Therapeutics, Inc. *	164,760	4,964,219
Spyre Therapeutics, Inc. *	83,181	2,705,878
Standard BioTools, Inc. *	706,390	1,384,524
Stoke Therapeutics, Inc. *	86,380	1,067,657
Summit Therapeutics, Inc. *	209,468	3,894,010
Supernus Pharmaceuticals, Inc. *	121,086	4,125,400
Sutro Biopharma, Inc. *	199,901	649,678
Syndax Pharmaceuticals, Inc. *	197,601	3,726,755
Tango Therapeutics, Inc. *	114,407	621,802
Tarsus Pharmaceuticals, Inc. *	88,146	3,921,616
Taysha Gene Therapies, Inc. *	411,405	695,274
Telomir Pharmaceuticals, Inc. *	10,850	44,051
Tenaya Therapeutics, Inc. *	130,192	249,969
Terns Pharmaceuticals, Inc. *	138,071	947,167
Tevogen Bio Holdings, Inc. *(a)	49,581	125,440
TG Therapeutics, Inc. *	334,746	8,388,735
Theravance Biopharma, Inc. *	89,923	740,966
Third Harmonic Bio, Inc. *	46,913	646,930
Tourmaline Bio, Inc. *	56,702	1,447,035
Travere Therapeutics, Inc. *	177,929	3,113,757
Trevi Therapeutics, Inc. *	138,361	407,473
TScan Therapeutics, Inc. *	90,837	412,400
Twist Bioscience Corp. *	137,912	5,566,128
Tyra Biosciences, Inc. *	49,604	827,395
UroGen Pharma Ltd. *(a)	90,493	1,109,444
Vanda Pharmaceuticals, Inc. *	135,850	631,703
Vaxcyte, Inc. *	286,950	30,517,132
Ventyx Biosciences, Inc. *	143,315	309,560
Vera Therapeutics, Inc., Class A *	97,448	3,934,950
Veracyte, Inc. *	184,149	6,213,187
Verastem, Inc. *	92,442	347,582
Vericel Corp. *	116,125	5,114,145
Verrica Pharmaceuticals, Inc. *(a)	43,653	61,114
Verve Therapeutics, Inc. *	172,907	990,757
Vir Biotechnology, Inc. *	215,096	1,611,069
Viridian Therapeutics, Inc. *	150,201	3,239,836
Voyager Therapeutics, Inc. *	112,249	766,661
WaVe Life Sciences Ltd. *	188,282	2,581,346
Werewolf Therapeutics, Inc. *	71,860	183,602
X4 Pharmaceuticals, Inc. *	395,822	197,990
XBiotech, Inc. *	47,960	348,190
Xencor, Inc. *	142,502	2,993,967
Xeris Biopharma Holdings, Inc. *	342,521	1,102,918
XOMA Royalty Corp. *	18,994	573,619
Y-mAbs Therapeutics, Inc. *	87,321	1,267,028
Zentalis Pharmaceuticals, Inc. *	141,953	387,532
Zevra Therapeutics, Inc. *	99,017	806,989
Zura Bio Ltd., Class A *	105,563	464,477
Zymeworks, Inc. *	135,303	1,853,651
		702,760,810

Real Estate Management & Development 0.7%
American Realty Investors, Inc. *	3,281	45,967
Anywhere Real Estate, Inc. *	232,512	897,496
Compass, Inc., Class A *	910,155	5,779,484
Cushman & Wakefield PLC *	548,837	7,436,741
eXp World Holdings, Inc.	196,549	2,618,033
Forestar Group, Inc. *	46,031	1,453,199
FRP Holdings, Inc. *	32,699	948,271
Kennedy-Wilson Holdings, Inc.	271,885	2,906,451
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marcus & Millichap, Inc.	56,272	2,129,332
Maui Land & Pineapple Co., Inc. *	18,704	411,301
Newmark Group, Inc., Class A	321,042	4,812,420
Offerpad Solutions, Inc. *	25,044	75,382
Opendoor Technologies, Inc. *	1,493,521	2,613,662
RE/MAX Holdings, Inc., Class A *	43,474	532,122
Real Brokerage, Inc. *	230,359	1,257,760
Redfin Corp. *	282,222	2,926,642
RMR Group, Inc., Class A	37,883	911,844
St. Joe Co.	86,845	4,489,887
Star Holdings *	31,054	395,628
Stratus Properties, Inc. *	12,884	287,184
Tejon Ranch Co. *	50,735	807,194
Transcontinental Realty Investors, Inc. *	2,933	81,185
		43,817,185

Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A *	123,358	2,318,514
Aehr Test Systems *(a)	66,495	936,250
Alpha & Omega Semiconductor Ltd. *	56,585	1,869,568
Ambarella, Inc. *	90,804	5,102,277
Axcelis Technologies, Inc. *	78,106	6,663,223
CEVA, Inc. *	56,757	1,324,424
Cohu, Inc. *	111,932	2,789,345
Credo Technology Group Holding Ltd. *	309,767	11,678,216
Diodes, Inc. *	109,805	6,421,396
Everspin Technologies, Inc. *	45,526	281,351
FormFactor, Inc. *	186,314	7,076,206
GCT Semiconductor Holding, Inc. *	18,157	41,943
Ichor Holdings Ltd. *	79,784	2,174,912
Impinj, Inc. *	55,143	10,476,618
indie Semiconductor, Inc., Class A *	392,717	1,299,893
Kulicke & Soffa Industries, Inc.	129,954	5,829,736
MaxLinear, Inc. *	192,334	2,494,572
Navitas Semiconductor Corp., Class A *	304,919	753,150
NVE Corp.	11,697	881,603
PDF Solutions, Inc. *	75,526	2,138,896
Penguin Solutions, Inc. *	124,480	1,873,424
Photronics, Inc. *	148,308	3,381,422
Power Integrations, Inc.	136,083	8,223,496
QuickLogic Corp. *(a)	32,609	241,959
Rambus, Inc. *	261,852	12,521,763
Rigetti Computing, Inc. *(a)	333,214	439,842
Semtech Corp. *	155,372	6,865,889
Silicon Laboratories, Inc. *	77,079	8,005,425
SiTime Corp. *	44,074	7,448,947
SkyWater Technology, Inc. *	64,307	630,852
Synaptics, Inc. *	93,808	6,441,795
Ultra Clean Holdings, Inc. *	106,467	3,561,321
Veeco Instruments, Inc. *	133,219	3,834,043
		136,022,271

Software & Services 6.6%
8x8, Inc. *	306,189	682,801
A10 Networks, Inc.	170,102	2,491,994
ACI Worldwide, Inc. *	253,497	12,472,052
Adeia, Inc.	262,704	3,265,411
Agilysys, Inc. *	54,017	5,403,861
Airship AI Holdings, Inc., Class A *(a)	20,619	39,176
Alarm.com Holdings, Inc. *	116,199	6,196,893
Alkami Technology, Inc. *	107,234	3,925,837
Altair Engineering, Inc., Class A *	137,390	14,287,186
Amplitude, Inc., Class A *	183,778	1,652,164
Appian Corp., Class A *	97,103	3,471,432
Applied Digital Corp. *(a)	281,608	1,903,670
Arteris, Inc. *	65,472	445,864
SECURITY	NUMBER OF SHARES	VALUE ($)
Asana, Inc., Class A *	194,768	2,325,530
ASGN, Inc. *	108,531	9,995,705
AudioEye, Inc. *	18,053	384,529
Aurora Innovation, Inc. *	2,251,917	11,698,709
AvePoint, Inc. *	303,616	3,685,898
Backblaze, Inc., Class A *	99,478	718,231
BigBear.ai Holdings, Inc. *(a)	240,052	381,683
BigCommerce Holdings, Inc. *	168,474	882,804
Bit Digital, Inc. *	284,270	1,083,069
Blackbaud, Inc. *	99,011	7,476,321
BlackLine, Inc. *	138,904	7,691,114
Blend Labs, Inc., Class A *	558,468	2,027,239
Box, Inc., Class A *	338,672	10,756,223
Braze, Inc., Class A *	158,033	4,971,718
C3.ai, Inc., Class A *	202,794	4,994,816
Cerence, Inc. *	103,318	314,603
Cipher Mining, Inc. *	432,582	2,132,629
Cleanspark, Inc. *	548,098	5,815,320
Clear Secure, Inc., Class A	210,507	7,742,447
Clearwater Analytics Holdings, Inc., Class A *	365,069	9,531,952
CommVault Systems, Inc. *	104,889	16,382,613
Consensus Cloud Solutions, Inc. *	44,140	979,025
Core Scientific, Inc. *	427,654	5,683,522
Couchbase, Inc. *	93,650	1,504,956
CS Disco, Inc. *	69,330	407,660
Daily Journal Corp. *	3,360	1,629,600
Dave, Inc. *	18,622	718,064
Digimarc Corp. *	36,819	1,140,653
Digital Turbine, Inc. *	233,920	748,544
DigitalOcean Holdings, Inc. *	157,351	6,227,953
Domo, Inc., Class B *	80,659	641,239
D-Wave Quantum, Inc. *	206,253	218,628
E2open Parent Holdings, Inc. *	490,041	1,435,820
eGain Corp. *	47,996	236,140
Enfusion, Inc., Class A *	117,889	1,050,391
Envestnet, Inc. *	121,485	7,626,828
EverCommerce, Inc. *	50,435	530,576
Fastly, Inc., Class A *	308,788	2,232,537
Freshworks, Inc., Class A *	495,839	5,801,316
Grid Dynamics Holdings, Inc. *	137,594	2,190,496
Hackett Group, Inc.	60,655	1,475,130
Hut 8 Corp. *(a)	193,675	3,058,128
iLearningEngines Holdings, Inc. *(a)	69,191	103,787
Information Services Group, Inc.	86,014	264,063
Instructure Holdings, Inc. *	53,492	1,259,202
Intapp, Inc. *	94,062	4,719,091
InterDigital, Inc.	60,877	9,158,336
Jamf Holding Corp. *	196,166	3,264,202
Kaltura, Inc. *	224,764	285,450
Life360, Inc. *(a)	13,907	596,193
LiveRamp Holdings, Inc. *	159,125	3,982,899
Logility Supply Chain Solutions, Inc., Class A	77,162	814,059
MARA Holdings, Inc. *	657,672	11,029,159
Matterport, Inc. *	640,471	2,920,548
Meridianlink, Inc. *	65,049	1,428,476
Mitek Systems, Inc. *	112,140	963,283
N-able, Inc. *	170,831	2,089,263
NCR Voyix Corp. *	348,816	4,468,333
NextNav, Inc. *	180,792	2,100,803
Olo, Inc., Class A *	249,925	1,252,124
ON24, Inc. *	65,232	394,654
OneSpan, Inc. *	91,830	1,531,724
Ooma, Inc. *	61,088	730,612
Pagaya Technologies Ltd., Class A *(a)	111,991	1,290,136
PagerDuty, Inc. *	220,352	3,979,557
Porch Group, Inc. *	203,351	441,272
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Prairie Operating Co. *	9,873	82,440
Progress Software Corp.	102,202	6,550,126
PROS Holdings, Inc. *	110,421	2,186,336
Q2 Holdings, Inc. *	141,491	11,978,628
Qualys, Inc. *	89,273	10,644,913
Rackspace Technology, Inc. *	158,167	377,228
Rapid7, Inc. *	148,389	5,997,883
Red Violet, Inc. *	26,777	805,452
Rekor Systems, Inc. *	167,441	175,813
ReposiTrak, Inc.	27,744	534,072
Rimini Street, Inc. *	125,160	221,533
Riot Platforms, Inc. *	683,953	6,319,726
Roadzen, Inc. *(a)	34,913	34,215
Sapiens International Corp. NV	74,086	2,732,292
SEMrush Holdings, Inc., Class A *	86,033	1,127,893
Silvaco Group, Inc. *	14,336	89,600
SolarWinds Corp.	131,294	1,717,326
SoundHound AI, Inc., Class A *(a)	700,983	3,525,945
SoundThinking, Inc. *	24,890	263,585
Sprinklr, Inc., Class A *	303,234	2,253,029
Sprout Social, Inc., Class A *	118,781	3,146,509
SPS Commerce, Inc. *	89,422	14,754,630
Telos Corp. *	132,103	463,682
Tenable Holdings, Inc. *	283,451	11,227,494
Terawulf, Inc. *	557,277	3,633,446
Thoughtworks Holding, Inc. *	243,578	1,081,486
Tucows, Inc., Class A *	18,808	348,324
Unisys Corp. *	161,414	1,115,371
Varonis Systems, Inc., Class B *	264,963	13,346,186
Verint Systems, Inc. *	146,487	3,120,173
Vertex, Inc., Class A *	130,081	5,399,662
Viant Technology, Inc., Class A *	36,775	429,164
Weave Communications, Inc. *	95,319	1,336,372
WM Technology, Inc. *	196,588	152,375
Workiva, Inc., Class A *	121,135	9,661,728
Xperi, Inc. *	106,311	970,619
Yext, Inc. *	253,845	1,837,838
Zeta Global Holdings Corp., Class A *	429,670	11,893,266
Zuora, Inc., Class A *	334,295	3,309,521
		416,681,807

Technology Hardware & Equipment 3.8%
908 Devices, Inc. *	55,924	175,322
ADTRAN Holdings, Inc. *	191,019	1,160,440
Advanced Energy Industries, Inc.	90,034	9,771,390
Aeva Technologies, Inc. *	53,416	196,571
Applied Optoelectronics, Inc. *	90,499	1,413,594
Arlo Technologies, Inc. *	228,976	2,326,396
Aviat Networks, Inc. *	27,306	558,408
Badger Meter, Inc.	70,633	14,130,132
Bel Fuse, Inc., Class B	29,954	2,259,131
Belden, Inc.	97,491	11,101,300
Benchmark Electronics, Inc.	85,991	3,723,410
Calix, Inc. *	140,930	4,986,103
Clearfield, Inc. *	28,917	1,038,988
Climb Global Solutions, Inc.	9,983	1,022,159
CommScope Holding Co., Inc. *	506,021	3,405,521
CompoSecure, Inc., Class A (a)	58,938	890,553
Corsair Gaming, Inc. *	107,541	689,876
CPI Card Group, Inc. *	11,771	253,077
CTS Corp.	72,056	3,566,052
Daktronics, Inc. *	89,035	1,160,126
Diebold Nixdorf, Inc. *	60,537	2,801,652
Digi International, Inc. *	86,221	2,497,822
Eastman Kodak Co. *	143,178	675,800
ePlus, Inc. *	63,098	5,612,567
Evolv Technologies Holdings, Inc. *	311,382	669,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Extreme Networks, Inc. *	302,220	4,512,145
Fabrinet *	87,643	21,119,334
FARO Technologies, Inc. *	45,836	803,964
Harmonic, Inc. *	264,905	2,937,797
Immersion Corp.	73,809	622,210
Infinera Corp. *	485,869	3,265,040
Insight Enterprises, Inc. *	67,040	11,726,637
IonQ, Inc. *(a)	477,120	7,171,114
Iteris, Inc. *	100,062	719,446
Itron, Inc. *	110,437	12,342,439
Kimball Electronics, Inc. *	59,391	1,056,566
Knowles Corp. *	208,570	3,612,432
Lightwave Logic, Inc. *(a)	291,673	918,770
Methode Electronics, Inc.	84,474	736,613
MicroVision, Inc. *(a)	486,364	491,228
Mirion Technologies, Inc., Class A *	479,239	7,092,737
Napco Security Technologies, Inc.	84,635	3,256,755
NETGEAR, Inc. *	67,270	1,474,558
NetScout Systems, Inc. *	166,635	3,504,334
nLight, Inc. *	111,350	1,389,648
Novanta, Inc. *	86,243	14,682,008
OSI Systems, Inc. *	38,787	5,128,029
Ouster, Inc. *	103,170	684,017
PAR Technology Corp. *	87,384	5,154,782
PC Connection, Inc.	27,759	1,766,860
Plexus Corp. *	65,430	9,428,463
Powerfleet, Inc. NJ *	226,607	1,139,833
Ribbon Communications, Inc. *	226,611	806,735
Richardson Electronics Ltd.	29,832	409,892
Rogers Corp. *	45,019	4,514,505
Sanmina Corp. *	128,848	9,032,245
ScanSource, Inc. *	58,926	2,499,052
SmartRent, Inc. *	466,360	788,148
TTM Technologies, Inc. *	242,036	5,431,288
Turtle Beach Corp. *	42,737	682,510
Viasat, Inc. *	296,646	2,847,802
Viavi Solutions, Inc. *	529,546	4,882,414
Vishay Intertechnology, Inc.	302,642	5,132,808
Vishay Precision Group, Inc. *	29,518	685,113
Xerox Holdings Corp.	280,564	2,292,208
		242,828,340

Telecommunication Services 0.8%
Anterix, Inc. *	24,365	791,375
AST SpaceMobile, Inc., Class A *	322,450	7,677,535
ATN International, Inc.	26,206	549,278
Bandwidth, Inc., Class A *	59,986	1,169,727
Cogent Communications Holdings, Inc.	105,979	8,506,934
Consolidated Communications Holdings, Inc. *	181,736	842,346
Globalstar, Inc. *	1,738,273	1,825,187
Gogo, Inc. *	156,271	1,023,575
IDT Corp., Class B	36,963	1,734,674
Liberty Latin America Ltd., Class C *	390,980	3,784,686
Lumen Technologies, Inc. *	2,432,355	15,542,748
Shenandoah Telecommunications Co.	118,399	1,638,642
Spok Holdings, Inc.	43,106	671,160
Telephone & Data Systems, Inc.	236,550	7,037,363
		52,795,230

Transportation 1.3%
Air Transport Services Group, Inc. *	123,108	2,122,382
Allegiant Travel Co.	37,161	2,415,837
ArcBest Corp.	56,471	5,883,149
Blade Air Mobility, Inc. *	143,609	516,274
Costamare, Inc.	103,463	1,408,131
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Covenant Logistics Group, Inc., Class A	19,741	998,895
Forward Air Corp.	59,717	2,109,802
Frontier Group Holdings, Inc. *	99,473	604,796
FTAI Infrastructure, Inc.	243,952	1,968,693
Genco Shipping & Trading Ltd.	100,994	1,589,646
Golden Ocean Group Ltd.	292,614	3,136,822
Heartland Express, Inc.	112,053	1,210,733
Hertz Global Holdings, Inc. *	301,223	837,400
Himalaya Shipping Ltd. *	72,404	474,970
Hub Group, Inc., Class A	146,369	6,350,951
JetBlue Airways Corp. *	749,084	4,269,779
Joby Aviation, Inc. *(a)	963,460	4,624,608
Marten Transport Ltd.	138,847	2,149,351
Matson, Inc.	81,814	12,672,170
PAM Transportation Services, Inc. *	12,983	200,977
Pangaea Logistics Solutions Ltd.	73,750	473,475
Proficient Auto Logistics, Inc. *	35,944	294,381
Radiant Logistics, Inc. *	85,045	565,549
RXO, Inc. *	325,354	9,171,729
Safe Bulkers, Inc.	142,918	598,826
Sky Harbour Group Corp. *	26,604	293,708
SkyWest, Inc. *	95,010	9,044,952
Spirit Airlines, Inc. (a)	254,808	611,539
Sun Country Airlines Holdings, Inc. *	95,675	1,344,234
Universal Logistics Holdings, Inc.	16,099	676,802
Werner Enterprises, Inc.	148,540	5,479,641
Wheels Up Experience, Inc. *	211,028	430,497
		84,530,699

Utilities 2.8%
ALLETE, Inc.	139,580	8,920,558
Altus Power, Inc., Class A *	188,632	648,894
American States Water Co.	89,606	7,388,911
Avista Corp.	187,598	7,031,173
Black Hills Corp.	164,856	9,757,827
Brookfield Infrastructure Corp., Class A	287,838	11,824,385
Cadiz, Inc. *	101,979	310,016
California Water Service Group	138,836	7,213,919
Chesapeake Utilities Corp.	53,203	6,373,187
Consolidated Water Co. Ltd.	36,120	858,211
Genie Energy Ltd., Class B	32,407	509,438
Global Water Resources, Inc.	25,957	324,203
Hawaiian Electric Industries, Inc. *	397,312	4,080,394
MGE Energy, Inc.	87,390	7,907,921
Middlesex Water Co.	42,738	2,615,138
Montauk Renewables, Inc. *	159,853	883,987
New Jersey Resources Corp.	236,109	10,835,042
Northwest Natural Holding Co.	91,376	3,553,613
Northwestern Energy Group, Inc.	148,154	7,920,313
ONE Gas, Inc.	135,424	9,651,669
Ormat Technologies, Inc.	129,715	10,250,079
Otter Tail Corp.	99,183	7,787,849
Portland General Electric Co.	244,251	11,577,497
Pure Cycle Corp. *	50,167	527,757
RGC Resources, Inc.	19,745	404,180
SJW Group	79,198	4,408,161
Southwest Gas Holdings, Inc.	146,479	10,729,587
Spire, Inc.	136,606	8,723,659
Sunnova Energy International, Inc. *	262,216	1,591,651
SECURITY	NUMBER OF SHARES	VALUE ($)
TXNM Energy, Inc.	216,428	9,423,275
Unitil Corp.	38,188	2,210,703
York Water Co.	34,370	1,208,793
		177,451,990
Total Common Stocks (Cost $4,481,444,699)		6,316,642,303

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	47,792
GTx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(c)	14,029	49,663
		174,083
Total Rights (Cost $44,006)		174,083

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	96,107,250	96,107,250
Total Short-Term Investments (Cost $96,107,250)		96,107,250
Total Investments in Securities (Cost $4,577,595,955)		6,412,923,636

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	125	13,803,750	(311,227)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $87,260,480.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($158,714 )	($1,783,643 )	$1,769,813	$—	—	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	58,456	(170,078)	(244,648)	1,085,005	1,878,473	526,183	21,431

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	26,799	(823,297)	(2,985,074)	3,539,876	—	—	—

Transportation 0.0%
Daseke, Inc.	—	98,747	(889,815)	86,957	293,020	—	—	—
Total	$—	$184,002	($2,041,904 )	($4,926,408 )	$6,687,714	$1,878,473		$21,431

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,861,745,941	$—	$—	$4,861,745,941
Equity Real Estate Investment Trusts (REITs)	356,837,088	—	19,696	356,856,784
Health Care Equipment & Services	395,278,768	—	0 *	395,278,768
Pharmaceuticals, Biotechnology & Life Sciences	702,126,053	—	634,757	702,760,810
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	174,083	174,083
Short-Term Investments[1]	96,107,250	—	—	96,107,250
Liabilities
Futures Contracts[2]	(311,227)	—	—	(311,227)
Total	$6,411,783,873	$—	$828,536	$6,412,612,409

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $2,961,097)		$1,878,473
Investments in securities, at value - unaffiliated issuers (cost $4,574,634,858) including securities on loan of $87,260,480		6,411,045,163
Cash		11,218,937
Deposit with broker for futures contracts		1,672,000
Receivables:
Dividends		2,096,996
Fund shares sold		2,034,494
Investments sold		1,991,242
Income from securities on loan	+	534,698
Total assets		6,432,472,003

Liabilities
Collateral held for securities on loan		96,107,250
Payables:
Fund shares redeemed		4,376,944
Investments bought		1,892,484
Variation margin on futures contracts		293,163
Investment adviser fees	+	217,604
Total liabilities		102,887,445
Net assets		$6,329,584,558

Net Assets by Source
Capital received from investors		$4,895,228,788
Total distributable earnings	+	1,434,355,770
Net assets		$6,329,584,558

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,329,584,558		177,623,341		$35.63

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $158,863)		$74,006,031
Income from non-cash dividends - unaffiliated		5,007,759
Other Interest		660,713
Dividends received from securities - affiliated issuers		21,431
Securities on loan, net	+	6,415,711
Total investment income		86,111,645

Expenses
Investment adviser fees		2,363,135
Total expenses	–	2,363,135
Net investment income		83,748,510

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,926,408)
Net realized losses on sales of securities - unaffiliated issuers		(20,340,814)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		248,292,557
Net realized gains on futures contracts	+	5,758,130
Net realized gains		228,783,465
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,687,714
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,327,890,385
Net change in unrealized appreciation (depreciation) on futures contracts	+	453,127
Net change in unrealized appreciation (depreciation)	+	1,335,031,226
Net realized and unrealized gains		1,563,814,691
Increase in net assets resulting from operations		$1,647,563,201
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$83,748,510	$85,960,469
Net realized gains		228,783,465	35,197,324
Net change in unrealized appreciation (depreciation)	+	1,335,031,226	(573,316,322)
Increase (decrease) in net assets resulting from operations		$1,647,563,201	($452,158,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($86,736,454 )	($67,319,807 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,304,539	$1,258,012,921	37,521,878	$1,105,017,562
Shares reinvested		2,232,953	67,256,541	1,875,048	53,907,613
Shares redeemed	+	(43,772,659)	(1,437,652,600)	(38,355,459)	(1,130,035,083)
Net transactions in fund shares		(3,235,167)	($112,383,138 )	1,041,467	$28,890,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		180,858,508	$4,881,140,949	179,817,041	$5,371,729,193
Total increase (decrease)	+	(3,235,167)	1,448,443,609	1,041,467	(490,588,244)
End of period		177,623,341	$6,329,584,558	180,858,508	$4,881,140,949
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$71.29	$66.82	$81.64	$57.62	$53.42
Income (loss) from investment operations:
Net investment income (loss)[1]	1.22	1.13	1.05	1.00	1.07
Net realized and unrealized gains (losses)	25.58	4.39	(14.67)	24.10	4.21
Total from investment operations	26.80	5.52	(13.62)	25.10	5.28
Less distributions:
Distributions from net investment income	(1.14)	(1.05)	(0.96)	(1.08)	(0.94)
Distributions from net realized gains	—	—	(0.24)	—	(0.14)
Total distributions	(1.14)	(1.05)	(1.20)	(1.08)	(1.08)
Net asset value at end of period	$96.95	$71.29	$66.82	$81.64	$57.62
Total return	37.98%	8.38%	(16.94%)	44.01%	9.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Net investment income (loss)	1.39%	1.58%	1.44%	1.37%	1.96%
Portfolio turnover rate	2%	2%	2%	3%	4%
Net assets, end of period (x 1,000,000)	$25,665	$17,787	$16,046	$18,232	$11,487

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	40,665	794,187
American Axle & Manufacturing Holdings, Inc. *	60,450	341,543
Aptiv PLC *	122,549	6,964,460
Autoliv, Inc.	33,157	3,079,622
BorgWarner, Inc.	105,976	3,563,973
Canoo, Inc., Class A *(a)	23,749	17,978
Cooper-Standard Holdings, Inc. *	8,444	105,972
Dana, Inc.	54,773	420,109
Dorman Products, Inc. *	12,318	1,404,622
Envirotech Vehicles, Inc. *	9,637	17,539
Ford Motor Co.	1,799,065	18,512,379
Fox Factory Holding Corp. *	18,890	679,851
Garrett Motion, Inc. *	66,397	493,330
General Motors Co.	516,241	26,204,393
Gentex Corp.	104,336	3,162,424
Gentherm, Inc. *	14,378	603,157
Goodyear Tire & Rubber Co. *	127,808	1,023,742
Harley-Davidson, Inc.	56,679	1,810,894
Holley, Inc. *	22,922	59,368
LCI Industries	11,790	1,311,991
Lear Corp.	26,114	2,500,677
Lucid Group, Inc. *(a)	523,706	1,157,390
Luminar Technologies, Inc., Class A *(a)	266,055	206,299
Mobileye Global, Inc., Class A *	51,082	695,226
Modine Manufacturing Co. *	24,298	2,861,576
Motorcar Parts of America, Inc. *	7,218	38,039
Patrick Industries, Inc.	10,113	1,274,036
Phinia, Inc.	20,144	938,308
QuantumScape Corp., Class A *	170,800	879,620
Rivian Automotive, Inc., Class A *	331,992	3,353,119
Solid Power, Inc. *(a)	56,200	66,316
Standard Motor Products, Inc.	7,798	251,018
Stoneridge, Inc. *	11,655	81,468
Strattec Security Corp. *	1,500	56,325
Superior Industries International, Inc. *	10,350	28,566
Tesla, Inc. *	1,280,579	319,952,663
Thor Industries, Inc.	24,055	2,503,644
Visteon Corp. *	12,716	1,147,619
Winnebago Industries, Inc.	13,059	731,826
XPEL, Inc. *	9,832	379,220
		409,674,489

Banks 3.6%
1895 Bancorp of Wisconsin, Inc. *	1,526	15,321
1st Source Corp.	8,134	481,777
ACNB Corp.	3,576	150,192
Affinity Bancshares, Inc. *	1,146	24,524
Amalgamated Financial Corp.	7,518	249,334
Amerant Bancorp, Inc.	16,131	343,913
Ameris Bancorp	29,643	1,837,570
Ames National Corp.	4,056	68,932
Arrow Financial Corp.	6,961	198,667
Associated Banc-Corp.	69,004	1,638,155
Atlantic Union Bankshares Corp.	40,436	1,528,481
Auburn National BanCorp, Inc.	800	17,576
Axos Financial, Inc. *	24,566	1,663,610
Banc of California, Inc.	62,790	964,454
BancFirst Corp.	9,480	1,030,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Bancorp, Inc. *	23,768	1,194,580
Bank First Corp.	3,759	345,866
Bank of America Corp.	3,111,953	130,141,874
Bank of Hawaii Corp.	18,380	1,327,587
Bank of Marin Bancorp	6,631	147,275
Bank of the James Financial Group, Inc.	2,744	36,221
Bank OZK	50,011	2,187,981
Bank7 Corp.	2,054	86,165
BankFinancial Corp.	3,213	39,166
BankUnited, Inc.	36,102	1,275,845
Bankwell Financial Group, Inc.	2,376	67,740
Banner Corp.	15,660	1,002,866
Bar Harbor Bankshares	5,903	189,781
BayCom Corp.	4,901	121,790
BCB Bancorp, Inc.	7,033	85,381
Berkshire Hills Bancorp, Inc.	19,410	528,534
Blue Foundry Bancorp *	9,742	95,764
BOK Financial Corp.	10,921	1,160,138
Bridgewater Bancshares, Inc. *	8,542	124,713
Broadway Financial Corp. *	2,507	17,273
Brookline Bancorp, Inc.	38,717	435,566
Burke & Herbert Financial Services Corp.	6,104	386,627
Business First Bancshares, Inc.	9,475	248,150
Byline Bancorp, Inc.	14,729	396,357
C&F Financial Corp.	1,200	75,024
Cadence Bank	83,438	2,789,332
California BanCorp *	8,995	131,147
Camden National Corp.	5,912	248,008
Capital Bancorp, Inc.	3,170	80,043
Capital City Bank Group, Inc.	5,558	194,530
Capitol Federal Financial, Inc.	63,473	409,083
Carter Bankshares, Inc. *	9,825	180,780
Catalyst Bancorp, Inc. *	1,959	22,333
Cathay General Bancorp	32,565	1,497,339
CB Financial Services, Inc.	2,090	59,879
Central Pacific Financial Corp.	11,311	304,718
CF Bankshares, Inc.	2,505	63,577
Chemung Financial Corp.	1,306	62,401
ChoiceOne Financial Services, Inc.	2,484	82,394
Citigroup, Inc.	879,516	56,438,542
Citizens & Northern Corp.	5,947	112,517
Citizens Community Bancorp, Inc.	3,309	46,756
Citizens Financial Group, Inc.	209,105	8,807,503
Citizens Financial Services, Inc.	2,013	117,338
City Holding Co.	6,363	741,926
Civista Bancshares, Inc.	5,755	117,229
CNB Financial Corp.	8,219	208,598
Coastal Financial Corp. *	5,270	331,957
Colony Bankcorp, Inc.	7,200	109,512
Columbia Banking System, Inc.	98,774	2,816,047
Columbia Financial, Inc. *	14,396	245,884
Comerica, Inc.	61,134	3,894,847
Commerce Bancshares, Inc.	54,962	3,435,125
Community Financial System, Inc.	25,119	1,535,776
Community Trust Bancorp, Inc.	6,370	329,966
Community West Bancshares	6,826	127,919
ConnectOne Bancorp, Inc.	14,768	357,976
CrossFirst Bankshares, Inc. *	17,616	276,571
Cullen/Frost Bankers, Inc.	29,949	3,814,005
Customers Bancorp, Inc. *	14,966	690,382
CVB Financial Corp.	61,166	1,188,455
Dime Community Bancshares, Inc.	18,909	568,594
Eagle Bancorp Montana, Inc.	2,563	42,802
Eagle Bancorp, Inc.	13,609	356,692
East West Bancorp, Inc.	63,899	6,229,514
Eastern Bankshares, Inc.	88,248	1,441,090
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ECB Bancorp, Inc. *	4,412	66,180
Enterprise Bancorp, Inc.	3,412	109,559
Enterprise Financial Services Corp.	16,939	893,024
Equity Bancshares, Inc., Class A	6,351	269,854
Esquire Financial Holdings, Inc.	3,256	216,784
ESSA Bancorp, Inc.	3,176	59,772
Evans Bancorp, Inc.	2,622	104,408
Farmers & Merchants Bancorp, Inc.	6,004	162,768
Farmers National Banc Corp.	14,833	204,102
FB Financial Corp.	17,225	847,470
Fidelity D&D Bancorp, Inc.	1,779	93,398
Fifth Third Bancorp	311,922	13,624,753
Financial Institutions, Inc.	6,134	147,277
Finward Bancorp	1,806	56,438
Finwise Bancorp *	4,562	76,322
First BanCorp	76,777	1,480,261
First Bancorp, Inc.	3,588	92,929
First Bancorp/Southern Pines NC	20,264	845,009
First Bancshares, Inc.	11,989	401,272
First Bank	9,056	128,233
First Busey Corp.	25,293	614,873
First Business Financial Services, Inc.	2,713	116,116
First Capital, Inc.	1,074	38,798
First Citizens BancShares, Inc., Class A	5,554	10,760,042
First Commonwealth Financial Corp.	43,700	718,428
First Community Bankshares, Inc.	8,451	350,378
First Community Corp.	3,520	83,565
First Financial Bancorp	42,225	1,080,116
First Financial Bankshares, Inc.	59,024	2,133,127
First Financial Corp.	4,167	179,014
First Financial Northwest, Inc.	2,960	66,600
First Foundation, Inc.	42,399	285,345
First Guaranty Bancshares, Inc.	2,887	31,035
First Hawaiian, Inc.	58,509	1,447,513
First Horizon Corp.	247,191	4,283,820
First Internet Bancorp	3,435	120,122
First Interstate BancSystem, Inc., Class A	37,307	1,149,056
First Merchants Corp.	28,372	1,051,183
First Mid Bancshares, Inc.	9,125	348,119
First National Corp.	2,648	56,085
First Northwest Bancorp	3,416	34,672
First of Long Island Corp.	9,603	120,758
First Savings Financial Group, Inc.	2,389	64,479
First Seacoast Bancorp, Inc. *	3,389	31,077
First U.S. Bancshares, Inc.	4,841	57,317
First United Corp.	2,849	90,427
First Western Financial, Inc. *	2,786	52,962
Firstsun Capital Bancorp *	7,328	268,058
Five Star Bancorp	9,216	277,217
Flagstar Financial, Inc.	144,343	1,460,751
Flushing Financial Corp.	12,108	189,793
FNB Corp.	167,523	2,429,083
Franklin Financial Services Corp.	1,992	65,099
FS Bancorp, Inc.	3,171	138,763
Fulton Financial Corp.	82,085	1,486,559
FVCBankcorp, Inc. *	8,954	116,626
German American Bancorp, Inc.	14,939	604,880
Glacier Bancorp, Inc.	53,043	2,766,192
Great Southern Bancorp, Inc.	4,013	227,497
Greene County Bancorp, Inc.	3,212	89,936
Guaranty Bancshares, Inc.	3,536	116,193
Hancock Whitney Corp.	39,748	2,070,076
Hanmi Financial Corp.	13,522	309,248
Hanover Bancorp, Inc. (a)	7,022	140,370
HarborOne Bancorp, Inc.	18,808	223,251
Hawthorn Bancshares, Inc.	2,065	58,729
SECURITY	NUMBER OF SHARES	VALUE ($)
HBT Financial, Inc.	5,821	124,337
Heartland Financial USA, Inc.	18,495	1,100,453
Heritage Commerce Corp.	26,186	254,266
Heritage Financial Corp.	14,372	330,412
Hilltop Holdings, Inc.	19,849	607,975
Hingham Institution For Savings (a)	707	179,239
Home Bancorp, Inc.	3,387	159,697
Home BancShares, Inc.	85,810	2,341,755
HomeStreet, Inc.	8,389	75,962
HomeTrust Bancshares, Inc.	6,363	210,933
Hope Bancorp, Inc.	59,050	731,630
Horizon Bancorp, Inc.	16,744	268,239
Huntington Bancshares, Inc.	671,001	10,460,906
Independent Bank Corp.	9,444	309,574
Independent Bank Corp.	19,247	1,210,636
Independent Bank Group, Inc.	17,129	999,648
International Bancshares Corp.	24,669	1,511,223
Investar Holding Corp.	3,333	69,560
John Marshall Bancorp, Inc.	4,443	94,814
JPMorgan Chase & Co.	1,312,893	291,357,215
Kearny Financial Corp.	30,246	211,420
KeyCorp	429,699	7,412,308
Lakeland Financial Corp.	12,289	799,645
Landmark Bancorp, Inc.	2,076	43,575
LCNB Corp.	4,732	74,245
LINKBANCORP, Inc.	5,773	41,364
Live Oak Bancshares, Inc.	14,105	560,110
M&T Bank Corp.	77,069	15,003,793
Magyar Bancorp, Inc.	1,051	12,948
MainStreet Bancshares, Inc.	3,000	51,810
Mercantile Bank Corp.	5,802	248,674
Meridian Corp.	3,846	53,998
Metrocity Bankshares, Inc.	7,678	227,115
Metropolitan Bank Holding Corp. *	4,799	256,747
Mid Penn Bancorp, Inc.	5,597	176,809
Middlefield Banc Corp.	3,452	97,484
Midland States Bancorp, Inc.	8,785	217,956
MidWestOne Financial Group, Inc.	5,792	167,620
MVB Financial Corp.	4,605	87,449
National Bank Holdings Corp., Class A	16,969	762,926
National Bankshares, Inc.	2,506	71,621
NB Bancorp, Inc. *	18,000	340,020
NBT Bancorp, Inc.	21,649	962,948
Nicolet Bankshares, Inc.	5,917	601,700
Northeast Bank	3,001	266,669
Northeast Community Bancorp, Inc.	5,675	147,323
Northfield Bancorp, Inc.	18,804	221,323
Northrim BanCorp, Inc.	2,596	169,441
Northwest Bancshares, Inc.	54,295	721,581
Norwood Financial Corp.	3,060	89,750
NSTS Bancorp, Inc. *	1,610	18,016
Oak Valley Bancorp	3,707	100,089
OceanFirst Financial Corp.	25,110	457,002
OFG Bancorp	23,182	933,539
Ohio Valley Banc Corp.	1,400	32,914
Old National Bancorp	143,492	2,763,656
Old Point Financial Corp.	1,643	33,665
Old Second Bancorp, Inc.	17,372	285,248
OP Bancorp	5,203	77,056
Orange County Bancorp, Inc.	1,662	87,953
Origin Bancorp, Inc.	12,052	378,312
Orrstown Financial Services, Inc.	8,410	314,870
Pacific Premier Bancorp, Inc.	45,517	1,161,139
Park National Corp.	7,007	1,210,669
Parke Bancorp, Inc.	4,518	95,420
Pathward Financial, Inc.	11,847	838,294
PB Bankshares, Inc. *	2,277	35,225
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PCB Bancorp	4,081	76,600
Peapack-Gladstone Financial Corp.	6,657	213,956
Penns Woods Bancorp, Inc.	2,250	60,750
Peoples Bancorp of North Carolina, Inc.	1,896	48,822
Peoples Bancorp, Inc.	15,377	473,304
Peoples Financial Services Corp.	3,954	184,494
Pinnacle Financial Partners, Inc.	36,094	3,806,112
Pioneer Bancorp, Inc. *	2,717	30,430
Plumas Bancorp	2,267	94,103
PNC Financial Services Group, Inc.	183,314	34,512,527
Ponce Financial Group, Inc. *	10,983	123,559
Popular, Inc.	33,493	2,988,580
Preferred Bank	5,696	480,572
Premier Financial Corp.	14,638	360,973
Primis Financial Corp.	10,278	115,422
Princeton Bancorp, Inc.	1,590	55,841
Prosperity Bancshares, Inc.	44,513	3,258,352
Provident Bancorp, Inc. *	6,035	62,583
Provident Financial Holdings, Inc.	3,562	55,443
Provident Financial Services, Inc.	62,095	1,159,935
QCR Holdings, Inc.	7,130	563,983
RBB Bancorp	6,055	134,421
Red River Bancshares, Inc.	1,974	103,082
Regions Financial Corp.	420,033	10,026,188
Renasant Corp.	28,786	981,890
Republic Bancorp, Inc., Class A	3,781	255,218
Richmond Mutual BanCorp, Inc.	4,348	56,524
Riverview Bancorp, Inc.	6,215	29,459
S&T Bancorp, Inc.	19,181	728,494
Sandy Spring Bancorp, Inc.	19,518	656,586
SB Financial Group, Inc.	3,301	63,412
Seacoast Banking Corp. of Florida	37,995	1,014,467
ServisFirst Bancshares, Inc.	22,675	1,885,200
Shore Bancshares, Inc.	11,833	172,052
Sierra Bancorp	5,854	166,254
Simmons First National Corp., Class A	60,532	1,404,342
SmartFinancial, Inc.	6,197	205,493
Sound Financial Bancorp, Inc.	1,096	57,956
South Plains Financial, Inc.	5,663	190,843
Southern First Bancshares, Inc. *	2,967	113,369
Southern Missouri Bancorp, Inc.	4,045	239,869
Southern States Bancshares, Inc.	2,910	90,530
Southside Bancshares, Inc.	12,464	403,834
SouthState Corp.	35,121	3,425,351
SR Bancorp, Inc. *	3,800	41,800
Stellar Bancorp, Inc.	23,106	628,945
Sterling Bancorp, Inc. *	9,738	45,476
Stock Yards Bancorp, Inc.	13,389	863,323
Synovus Financial Corp.	66,672	3,324,933
Territorial Bancorp, Inc.	4,386	44,913
Texas Capital Bancshares, Inc. *	21,446	1,650,270
TFS Financial Corp.	26,645	342,388
Third Coast Bancshares, Inc. *	6,287	204,768
Timberland Bancorp, Inc.	3,571	103,130
Tompkins Financial Corp.	5,291	341,481
Towne Bank	31,866	1,036,282
TriCo Bancshares	14,278	610,099
Triumph Financial, Inc. *	9,395	830,236
Truist Financial Corp.	616,130	26,524,396
TrustCo Bank Corp.	7,608	250,912
Trustmark Corp.	26,268	912,025
U.S. Bancorp	720,787	34,821,220
UMB Financial Corp.	19,832	2,176,165
Union Bankshares, Inc.	2,125	61,583
United Bancorp, Inc.	3,371	44,160
United Bankshares, Inc.	60,481	2,278,924
SECURITY	NUMBER OF SHARES	VALUE ($)
United Community Banks, Inc.	53,201	1,514,100
United Security Bancshares	6,461	57,115
Unity Bancorp, Inc.	2,383	92,174
Univest Financial Corp.	12,810	356,502
USCB Financial Holdings, Inc.	5,422	78,727
Valley National Bancorp	206,074	1,951,521
Veritex Holdings, Inc.	23,608	637,416
Virginia National Bankshares Corp.	2,256	89,496
WaFd, Inc.	37,211	1,264,430
Washington Trust Bancorp, Inc.	7,375	251,709
Webster Financial Corp.	78,794	4,081,529
Wells Fargo & Co.	1,569,336	101,881,293
WesBanco, Inc.	28,444	894,564
West BanCorp, Inc.	6,294	135,762
Westamerica BanCorp	11,683	601,908
Western Alliance Bancorp	50,624	4,212,423
Western New England Bancorp, Inc.	10,349	90,140
William Penn Bancorp	4,788	60,999
Wintrust Financial Corp.	30,527	3,537,774
WSFS Financial Corp.	28,278	1,390,429
Zions Bancorp NA	68,968	3,590,474
		937,084,591

Capital Goods 6.6%
374Water, Inc. *	24,532	38,270
3D Systems Corp. *	42,500	127,500
3M Co.	253,407	32,555,197
A.O. Smith Corp.	55,445	4,163,920
AAON, Inc.	32,083	3,664,520
AAR Corp. *	15,508	910,320
Acuity Brands, Inc.	14,056	4,226,499
Advanced Drainage Systems, Inc.	32,839	4,921,909
AECOM	62,336	6,657,485
AeroVironment, Inc. *	13,018	2,798,349
AerSale Corp. *	13,422	70,734
AGCO Corp.	28,277	2,823,176
Air Lease Corp., Class A	46,954	2,082,410
Alamo Group, Inc.	4,523	766,829
Albany International Corp., Class A	14,231	966,570
Allegion PLC	40,284	5,624,855
Allient, Inc.	6,061	104,795
Allison Transmission Holdings, Inc.	40,814	4,361,384
Alpha Pro Tech Ltd. *	5,970	33,372
Alta Equipment Group, Inc.	10,115	65,748
Ameresco, Inc., Class A *	14,647	450,688
American Superconductor Corp. *	15,966	391,486
American Woodmark Corp. *	7,275	659,915
AMETEK, Inc.	107,378	19,686,683
API Group Corp. *	112,283	3,833,342
Apogee Enterprises, Inc.	9,815	734,555
Applied Industrial Technologies, Inc.	17,956	4,158,430
Archer Aviation, Inc., Class A *(a)	128,868	405,934
Arcosa, Inc.	21,785	2,039,947
Argan, Inc.	5,730	756,589
Armstrong World Industries, Inc.	20,233	2,823,515
Array Technologies, Inc. *	67,077	438,013
Astec Industries, Inc.	9,833	312,493
Astronics Corp. *	12,013	208,906
Atkore, Inc.	16,714	1,433,393
Atmus Filtration Technologies, Inc.	37,740	1,469,596
Axon Enterprise, Inc. *	33,332	14,116,102
AZEK Co., Inc., Class A *	67,533	2,971,452
AZZ, Inc.	13,226	1,007,557
Babcock & Wilcox Enterprises, Inc. *	51,145	117,634
Barnes Group, Inc.	21,129	987,992
Beacon Roofing Supply, Inc. *	29,289	2,696,638
Blink Charging Co. *(a)	53,168	105,273
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bloom Energy Corp., Class A *	99,158	951,917
Blue Bird Corp. *	15,059	634,134
BlueLinx Holdings, Inc. *	3,850	421,421
Boeing Co. *	337,183	50,344,794
Boise Cascade Co.	17,673	2,351,039
Bowman Consulting Group Ltd., Class A *	6,300	127,890
Broadwind, Inc. *	7,298	13,282
Builders FirstSource, Inc. *	53,636	9,193,210
BWX Technologies, Inc.	42,129	5,129,206
Byrna Technologies, Inc. *	8,100	116,721
Cadre Holdings, Inc.	13,121	456,217
Carlisle Cos., Inc.	21,150	8,930,164
Carrier Global Corp.	387,111	28,150,712
Caterpillar, Inc.	223,635	84,131,487
Centuri Holdings, Inc. *(a)	8,034	150,798
ChargePoint Holdings, Inc., Class A *(a)	196,893	236,272
Chart Industries, Inc. *	19,646	2,371,665
ClearSign Technologies Corp. *	25,555	22,041
CNH Industrial NV	410,084	4,605,243
Columbus McKinnon Corp.	11,948	380,066
Comfort Systems USA, Inc.	16,411	6,417,357
Commercial Vehicle Group, Inc. *	13,417	39,043
Concrete Pumping Holdings, Inc. *	9,442	52,403
Construction Partners, Inc., Class A *	19,811	1,559,720
Core & Main, Inc., Class A *	89,133	3,946,809
CPI Aerostructures, Inc. *	9,173	30,546
Crane Co.	22,583	3,551,854
CSW Industrials, Inc.	7,696	2,717,458
Cummins, Inc.	63,041	20,739,228
Curtiss-Wright Corp.	17,779	6,133,044
Custom Truck One Source, Inc. *	24,214	99,035
Deere & Co.	118,381	47,907,607
Desktop Metal, Inc., Class A *	15,045	73,871
Distribution Solutions Group, Inc. *	4,920	189,420
DNOW, Inc. *	54,266	641,967
Donaldson Co., Inc.	55,044	4,027,019
Douglas Dynamics, Inc.	10,577	239,569
Dover Corp.	63,370	11,997,842
Ducommun, Inc. *	6,692	393,423
DXP Enterprises, Inc. *	6,811	334,284
Dycom Industries, Inc. *	13,550	2,362,172
Eastern Co.	1,809	56,332
Eaton Corp. PLC	183,771	60,934,788
EMCOR Group, Inc.	21,319	9,509,766
Emerson Electric Co.	263,744	28,555,563
Energy Recovery, Inc. *	23,814	425,318
Enerpac Tool Group Corp., Class A	24,176	1,066,645
EnerSys	18,542	1,795,978
Enovix Corp. *(a)	65,857	593,042
Enpro, Inc.	9,537	1,388,683
Eos Energy Enterprises, Inc. *(a)	118,278	367,845
Esab Corp.	25,979	3,196,456
ESCO Technologies, Inc.	11,966	1,502,212
ESS Tech, Inc. *(a)	2,500	18,725
Eve Holding, Inc. *(a)	13,706	42,214
EVI Industries, Inc.	2,765	54,968
Fastenal Co.	263,999	20,639,442
Federal Signal Corp.	28,615	2,334,126
Ferguson Enterprises, Inc.	92,953	18,287,573
Flowserve Corp.	59,998	3,158,295
Fluence Energy, Inc. *	31,427	683,537
Fluor Corp. *	78,417	4,099,641
Flux Power Holdings, Inc. *	3,973	11,244
Fortive Corp.	160,830	11,488,087
Fortune Brands Innovations, Inc.	57,089	4,757,226
Franklin Electric Co., Inc.	17,679	1,692,057
SECURITY	NUMBER OF SHARES	VALUE ($)
FreightCar America, Inc. *	5,033	72,274
FTAI Aviation Ltd.	47,123	6,335,216
FuelCell Energy, Inc. *(a)	395,312	135,987
Gates Industrial Corp. PLC *	104,357	2,019,308
GATX Corp.	16,085	2,215,870
GE Vernova, Inc. *	126,403	38,130,729
Gencor Industries, Inc. *	3,418	68,087
Generac Holdings, Inc. *	27,429	4,540,871
General Dynamics Corp.	118,899	34,672,137
General Electric Co.	499,896	85,872,135
Gibraltar Industries, Inc. *	13,337	900,114
Global Industrial Co.	6,777	179,794
GMS, Inc. *	18,841	1,693,617
Gorman-Rupp Co.	9,748	360,189
Graco, Inc.	77,176	6,285,985
GrafTech International Ltd. *	88,000	149,600
Graham Corp. *	4,043	113,285
Granite Construction, Inc.	20,835	1,751,182
Great Lakes Dredge & Dock Corp. *	30,154	344,660
Greenbrier Cos., Inc.	15,526	920,226
Griffon Corp.	17,893	1,125,112
H&E Equipment Services, Inc.	14,463	755,692
Hayward Holdings, Inc. *	63,593	1,034,022
HEICO Corp.	45,058	11,036,957
Helios Technologies, Inc.	16,121	743,662
Herc Holdings, Inc.	12,917	2,701,461
Hexcel Corp.	37,198	2,183,151
Hillenbrand, Inc.	31,846	877,357
Hillman Solutions Corp. *	86,449	916,359
Honeywell International, Inc.	300,203	61,745,753
Howmet Aerospace, Inc.	187,425	18,690,021
Hubbell, Inc., Class B	24,742	10,565,576
Hudson Technologies, Inc. *	17,443	133,788
Huntington Ingalls Industries, Inc.	17,977	3,325,026
Hurco Cos., Inc.	3,214	67,526
Hydrofarm Holdings Group, Inc. *	27,153	18,383
Hyliion Holdings Corp. *	54,325	129,837
Hyster-Yale, Inc.	5,997	380,630
Ideal Power, Inc. *	3,471	24,991
IDEX Corp.	34,783	7,465,823
IES Holdings, Inc. *	3,807	832,458
Illinois Tool Works, Inc.	125,079	32,661,879
Ingersoll Rand, Inc.	185,485	17,806,560
Innovative Solutions & Support, Inc. *	6,865	50,115
Insteel Industries, Inc.	8,973	242,002
Intuitive Machines, Inc., Class A *(a)	36,805	287,079
ITT, Inc.	38,133	5,343,196
Janus International Group, Inc. *	71,323	524,937
JELD-WEN Holding, Inc. *	41,048	581,240
John Bean Technologies Corp.	14,561	1,622,387
Johnson Controls International PLC	307,307	23,217,044
Kadant, Inc.	5,473	1,822,837
Karat Packaging, Inc.	3,014	80,474
Kennametal, Inc.	34,295	868,349
Kratos Defense & Security Solutions, Inc. *	71,450	1,623,344
L.B. Foster Co., Class A *	5,290	99,717
L3Harris Technologies, Inc.	87,444	21,639,767
Lennox International, Inc.	14,648	8,826,445
Leonardo DRS, Inc. *	35,510	1,067,786
Limbach Holdings, Inc. *	4,683	355,768
Lincoln Electric Holdings, Inc.	26,176	5,040,451
Lindsay Corp.	4,679	560,076
Loar Holdings, Inc. *	5,814	501,051
Lockheed Martin Corp.	98,027	53,527,643
LSI Industries, Inc.	12,912	211,240
Luxfer Holdings PLC	12,212	175,364
Manitex International, Inc. *	9,465	53,856
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Manitowoc Co., Inc. *	15,925	148,740
Masco Corp.	99,898	7,982,849
MasTec, Inc. *	28,761	3,534,439
Masterbrand, Inc. *	61,652	1,107,270
Matrix Service Co. *	10,847	121,812
Mayville Engineering Co., Inc. *	3,327	68,104
McGrath RentCorp	11,233	1,277,192
MDU Resources Group, Inc.	92,911	2,680,482
Mercury Systems, Inc. *	22,975	743,241
Middleby Corp. *	24,472	3,174,018
Miller Industries, Inc.	5,104	335,027
Moog, Inc., Class A	13,459	2,538,367
MRC Global, Inc. *	35,400	434,004
MSC Industrial Direct Co., Inc., Class A	21,058	1,665,056
Mueller Industries, Inc.	52,122	4,272,440
Mueller Water Products, Inc., Class A	73,402	1,584,749
MYR Group, Inc. *	7,578	992,718
National Presto Industries, Inc.	2,215	159,325
NeoVolta, Inc. *	12,964	39,411
Net Power, Inc. *	29,927	269,942
NEXTracker, Inc., Class A *	67,090	2,671,524
Nikola Corp. *	34,410	135,231
NN, Inc. *	28,401	89,463
Nordson Corp.	25,323	6,277,318
Northrop Grumman Corp.	63,572	32,359,419
Northwest Pipe Co. *	4,286	192,399
NuScale Power Corp. *(a)	40,617	777,409
nVent Electric PLC	75,960	5,664,337
Omega Flex, Inc.	1,422	72,693
Optex Systems Holdings, Inc. *	1,633	13,521
Orion Energy Systems, Inc. *	16,987	16,936
Orion Group Holdings, Inc. *	16,674	101,878
Oshkosh Corp.	30,089	3,076,299
Otis Worldwide Corp.	185,196	18,186,247
Owens Corning	40,149	7,097,942
PACCAR, Inc.	241,439	25,177,259
Palladyne AI Corp. *	16,115	33,036
Park Aerospace Corp.	8,310	112,434
Parker-Hannifin Corp.	59,257	37,573,086
Park-Ohio Holdings Corp.	3,931	111,916
Pentair PLC	76,210	7,553,935
Perma-Pipe International Holdings, Inc. *	3,363	43,685
Plug Power, Inc. *(a)	367,103	719,522
Powell Industries, Inc.	4,127	1,052,302
Preformed Line Products Co.	1,284	157,932
Primoris Services Corp.	25,678	1,607,956
Proto Labs, Inc. *	11,556	316,634
Quanex Building Products Corp.	20,402	592,882
Quanta Services, Inc.	67,826	20,458,356
RBC Bearings, Inc. *	13,311	3,731,739
Redwire Corp. *	10,290	79,130
Regal Rexnord Corp.	31,111	5,181,226
Resideo Technologies, Inc. *	66,274	1,303,610
REV Group, Inc.	23,688	627,732
Rocket Lab USA, Inc. *	173,595	1,857,467
Rockwell Automation, Inc.	52,349	13,962,002
RTX Corp.	613,031	74,170,621
Rush Enterprises, Inc., Class A	31,690	1,793,020
Sensata Technologies Holding PLC	71,760	2,464,238
Shoals Technologies Group, Inc., Class A *	78,954	427,141
Shyft Group, Inc.	13,268	171,423
Simpson Manufacturing Co., Inc.	19,349	3,478,757
SiteOne Landscape Supply, Inc. *	21,201	2,962,628
SKYX Platforms Corp. *	16,813	21,353
Snap-on, Inc.	24,199	7,988,816
SECURITY	NUMBER OF SHARES	VALUE ($)
Southland Holdings, Inc. *	4,155	12,050
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,717,229
SPX Technologies, Inc. *	21,486	3,083,026
Standex International Corp.	5,702	1,048,484
Stanley Black & Decker, Inc.	70,841	6,583,963
Sterling Infrastructure, Inc. *	14,438	2,229,949
Sunrun, Inc. *	108,733	1,571,192
Symbotic, Inc. *(a)	16,004	444,751
Taylor Devices, Inc. *	2,017	94,839
TechPrecision Corp. *	4,478	15,852
Tecnoglass, Inc.	9,961	682,627
Tennant Co.	8,760	767,026
Terex Corp.	30,889	1,597,270
Textron, Inc.	86,398	6,948,127
Thermon Group Holdings, Inc. *	14,491	379,809
Timken Co.	29,679	2,463,357
Titan International, Inc. *	20,997	135,221
Titan Machinery, Inc. *	8,199	112,531
Toro Co.	48,190	3,878,331
TPI Composites, Inc. *	21,000	71,505
Trane Technologies PLC	104,044	38,512,927
Transcat, Inc. *	4,012	383,427
TransDigm Group, Inc.	25,851	33,665,757
Trex Co., Inc. *	51,283	3,633,401
Trinity Industries, Inc.	38,655	1,325,093
Triumph Group, Inc. *	38,079	527,013
Tutor Perini Corp. *	18,907	490,069
Twin Disc, Inc.	5,599	65,004
UFP Industries, Inc.	28,460	3,481,796
Ultralife Corp. *	6,691	56,271
United Rentals, Inc.	30,663	24,922,886
V2X, Inc. *	4,770	293,832
Valmont Industries, Inc.	9,518	2,966,570
Vertiv Holdings Co., Class A	174,197	19,037,990
Vicor Corp. *	11,782	538,555
Virgin Galactic Holdings, Inc. *	8,090	53,151
VirTra, Inc. *	3,586	21,875
Wabash National Corp.	19,725	344,004
Watsco, Inc.	15,950	7,544,510
Watts Water Technologies, Inc., Class A	12,974	2,472,715
WESCO International, Inc.	20,927	4,017,356
Westinghouse Air Brake Technologies Corp.	80,763	15,181,829
Westwater Resources, Inc. *	34,475	21,375
Willis Lease Finance Corp.	1,159	210,161
WillScot Holdings Corp. *	88,444	2,931,034
Woodward, Inc.	27,938	4,584,346
WW Grainger, Inc.	20,498	22,736,997
Xometry, Inc., Class A *	18,299	360,124
Xylem, Inc.	112,048	13,645,205
Zurn Elkay Water Solutions Corp.	65,405	2,361,121
		1,683,724,319

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,508,443
ACCO Brands Corp.	38,516	188,728
Acme United Corp.	1,454	57,724
ACV Auctions, Inc., Class A *	70,078	1,211,649
Alight, Inc., Class A *	226,702	1,571,045
Amentum Holdings, Inc. *	57,300	1,704,102
ARC Document Solutions, Inc.	19,042	63,981
Aris Water Solutions, Inc., Class A	14,973	247,054
Asure Software, Inc. *	7,413	73,537
Automatic Data Processing, Inc.	187,841	54,331,131
Barrett Business Services, Inc.	12,336	446,440
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BGSF, Inc.	6,465	48,035
BlackSky Technology, Inc. *	5,449	34,438
Booz Allen Hamilton Holding Corp., Class A	59,867	10,875,439
Brady Corp., Class A	19,293	1,372,504
BrightView Holdings, Inc. *	25,817	422,882
Brink's Co.	19,911	2,046,652
Broadridge Financial Solutions, Inc.	53,889	11,363,035
CACI International, Inc., Class A *	10,373	5,731,705
Casella Waste Systems, Inc., Class A *	28,367	2,776,562
CBIZ, Inc. *	23,252	1,602,760
CECO Environmental Corp. *	12,430	295,834
Cimpress PLC *	8,208	566,434
Cintas Corp.	157,704	32,457,060
Clarivate PLC *	219,800	1,450,680
Clean Harbors, Inc. *	23,391	5,409,403
Concentrix Corp.	23,573	1,002,088
Conduent, Inc. *	68,566	246,838
Copart, Inc. *	403,710	20,778,954
CoreCivic, Inc. *	49,662	685,832
CRA International, Inc.	2,904	528,935
CSG Systems International, Inc.	12,935	602,900
Dayforce, Inc. *	73,868	5,240,935
Deluxe Corp.	19,740	370,322
DLH Holdings Corp. *	3,968	32,141
Driven Brands Holdings, Inc. *	31,309	464,939
Dun & Bradstreet Holdings, Inc.	147,391	1,752,479
Ennis, Inc.	10,401	211,764
Enviri Corp. *	34,248	262,340
Equifax, Inc.	56,963	15,096,334
ExlService Holdings, Inc. *	75,035	3,126,708
Exponent, Inc.	23,887	2,254,455
First Advantage Corp. *	36,143	654,902
FiscalNote Holdings, Inc. *	35,000	31,850
Forrester Research, Inc. *	4,414	64,753
Franklin Covey Co. *	5,263	209,520
FTI Consulting, Inc. *	16,306	3,180,974
GEE Group, Inc. *	66,522	16,624
Genpact Ltd.	75,885	2,896,530
GEO Group, Inc. *	61,118	927,771
Healthcare Services Group, Inc. *	33,424	366,661
Heidrick & Struggles International, Inc.	8,008	312,792
HireQuest, Inc.	1,724	22,946
HNI Corp.	22,682	1,117,769
Hudson Global, Inc. *	1,522	22,952
Huron Consulting Group, Inc. *	7,782	900,611
ICF International, Inc.	8,748	1,474,825
Innodata, Inc. *	11,159	224,407
Insperity, Inc.	16,296	1,283,636
Interface, Inc., Class A	23,118	403,871
Jacobs Solutions, Inc.	57,300	8,055,234
KBR, Inc.	60,954	4,084,528
Kelly Services, Inc., Class A	14,539	290,635
Kforce, Inc.	8,111	468,735
Korn Ferry	24,435	1,726,333
LanzaTech Global, Inc. *	41,157	69,555
Legalzoom.com, Inc. *	58,398	419,298
Leidos Holdings, Inc.	61,585	11,279,909
Liquidity Services, Inc. *	10,485	226,266
ManpowerGroup, Inc.	23,037	1,447,875
Mastech Digital, Inc. *	3,073	29,931
Matthews International Corp., Class A	12,972	302,118
Maximus, Inc.	28,019	2,421,962
MillerKnoll, Inc.	32,897	735,577
Mistras Group, Inc. *	7,028	59,387
Montrose Environmental Group, Inc. *	15,161	399,796
MSA Safety, Inc.	18,524	3,074,058
SECURITY	NUMBER OF SHARES	VALUE ($)
NL Industries, Inc.	5,834	43,697
NV5 Global, Inc. *	24,968	570,519
Odyssey Marine Exploration, Inc., Class B *	9,740	5,059
OPENLANE, Inc. *	52,761	833,624
Parsons Corp. *	21,253	2,298,724
Paychex, Inc.	147,705	20,579,738
Paycom Software, Inc.	22,108	4,621,235
Paycor HCM, Inc. *	46,086	695,438
Paylocity Holding Corp. *	20,057	3,701,920
Performant Financial Corp. *	24,843	96,639
Perma-Fix Environmental Services, Inc. *	5,410	72,602
Pitney Bowes, Inc.	72,387	521,910
Planet Labs PBC *	85,241	188,383
Quad/Graphics, Inc.	10,911	69,285
Quest Resource Holding Corp. *	7,972	62,182
RB Global, Inc.	84,561	7,165,699
RCM Technologies, Inc. *	3,160	70,626
Republic Services, Inc., Class A	94,047	18,621,306
Resources Connection, Inc.	13,566	109,206
Robert Half, Inc.	48,156	3,279,905
Rollins, Inc.	129,057	6,083,747
Science Applications International Corp.	23,997	3,462,527
Spire Global, Inc., Class A *(a)	13,858	137,194
SS&C Technologies Holdings, Inc.	98,042	6,856,077
Steel Connect, Inc. *	3,096	33,375
Steelcase, Inc., Class A	41,203	495,672
Stericycle, Inc. *	43,863	2,696,259
TaskUS, Inc., Class A *	9,000	113,760
Team, Inc. *	2,284	45,246
Tetra Tech, Inc.	122,775	6,001,242
TransUnion	90,140	9,131,182
TriNet Group, Inc.	14,580	1,237,696
TrueBlue, Inc. *	14,017	104,987
UL Solutions, Inc., Class A	27,243	1,415,546
UniFirst Corp.	6,937	1,247,342
Upwork, Inc. *	54,356	737,067
Veralto Corp.	113,553	11,603,981
Verisk Analytics, Inc., Class A	65,773	18,069,159
Verra Mobility Corp., Class A *	78,130	2,029,036
Vestis Corp.	53,053	717,277
Viad Corp. *	9,565	358,114
Virco Mfg. Corp.	8,190	114,906
VSE Corp.	7,787	799,102
Waste Management, Inc.	168,673	36,408,067
Willdan Group, Inc. *	5,928	280,454
		413,506,524

Consumer Discretionary Distribution & Retail 5.3%
1-800-Flowers.com, Inc., Class A *	11,856	98,642
1stdibs.com, Inc. *	9,755	40,678
Abercrombie & Fitch Co., Class A *	23,567	3,105,895
Academy Sports & Outdoors, Inc.	33,263	1,691,756
Advance Auto Parts, Inc.	27,690	988,256
Amazon.com, Inc. *	4,310,691	803,512,802
AMCON Distributing Co.	430	51,617
American Eagle Outfitters, Inc.	84,396	1,653,318
America's Car-Mart, Inc. *	2,651	103,495
Arhaus, Inc.	18,293	155,125
Arko Corp.	30,423	202,313
Asbury Automotive Group, Inc. *	9,220	2,100,685
AutoNation, Inc. *	11,624	1,807,183
AutoZone, Inc. *	7,864	23,662,776
BARK, Inc. *	57,147	82,863
Barnes & Noble Education, Inc. *(a)	12,663	117,766
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	103,146	2,927,283
Best Buy Co., Inc.	91,336	8,259,514
Beyond, Inc. *	23,329	149,539
Big 5 Sporting Goods Corp.	12,375	20,171
Boot Barn Holdings, Inc. *	14,135	1,760,514
Buckle, Inc.	12,881	548,215
Build-A-Bear Workshop, Inc.	4,907	186,908
Burlington Stores, Inc. *	29,040	7,195,241
Caleres, Inc.	14,963	446,646
Camping World Holdings, Inc., Class A	17,837	357,810
CarMax, Inc. *	72,025	5,213,170
Carvana Co., Class A *	52,477	12,978,087
Cato Corp., Class A	7,948	51,900
Chewy, Inc., Class A *	65,075	1,755,073
Children's Place, Inc. *	6,000	83,460
Citi Trends, Inc. *	3,328	62,866
ContextLogic, Inc., Class A *	9,687	62,869
Designer Brands, Inc., Class A	22,662	118,069
Destination XL Group, Inc. *	23,026	61,595
Dick's Sporting Goods, Inc.	26,889	5,263,522
Dillard's, Inc., Class A	1,671	620,810
eBay, Inc.	224,972	12,938,140
Envela Corp. *	4,047	21,287
Etsy, Inc. *	53,849	2,769,993
EVgo, Inc., Class A *	53,220	417,245
Five Below, Inc. *	25,730	2,438,947
Floor & Decor Holdings, Inc., Class A *	49,781	5,129,932
Foot Locker, Inc. *	37,695	874,147
GameStop Corp., Class A *	180,434	4,002,026
Gap, Inc.	102,347	2,125,747
Genesco, Inc. *	5,301	135,812
Genuine Parts Co.	64,641	7,414,323
GigaCloud Technology, Inc., Class A *(a)	13,833	314,977
Group 1 Automotive, Inc.	6,053	2,205,229
Groupon, Inc., Class A *(a)	10,000	102,600
Grove Collaborative Holdings *(a)	30,520	39,371
GrowGeneration Corp. *	28,000	57,540
Guess?, Inc.	12,378	210,302
Haverty Furniture Cos., Inc.	5,993	132,745
Home Depot, Inc.	457,508	180,143,775
J Jill, Inc.	1,560	37,300
Kohl's Corp.	51,320	948,394
Lands' End, Inc. *	4,426	69,665
Leslie's, Inc. *	58,000	156,020
Lithia Motors, Inc., Class A	12,499	4,154,293
LKQ Corp.	123,531	4,544,706
Lowe's Cos., Inc.	262,602	68,757,082
Macy's, Inc.	128,601	1,972,739
MarineMax, Inc. *	9,973	290,513
Monro, Inc.	13,330	365,375
Murphy USA, Inc.	8,739	4,268,565
National Vision Holdings, Inc. *	41,236	428,854
Nordstrom, Inc.	47,287	1,069,159
ODP Corp. *	14,773	458,406
Ollie's Bargain Outlet Holdings, Inc. *	28,375	2,605,676
OneWater Marine, Inc., Class A *	4,282	93,219
O'Reilly Automotive, Inc. *	26,768	30,867,252
Penske Automotive Group, Inc.	9,206	1,386,147
Petco Health & Wellness Co., Inc., Class A *	38,893	166,073
PetMed Express, Inc. *	10,000	41,000
Pool Corp.	17,525	6,337,741
Qurate Retail, Inc. *	147,875	79,024
RealReal, Inc. *	43,796	127,008
Revolve Group, Inc. *	18,087	448,919
RH *	7,107	2,260,381
SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	153,574	21,457,359
Sally Beauty Holdings, Inc. *	52,790	686,270
Savers Value Village, Inc. *	10,670	109,154
Shoe Carnival, Inc.	7,662	262,577
Signet Jewelers Ltd.	20,487	1,878,248
Sleep Number Corp. *	9,204	126,095
Sonic Automotive, Inc., Class A	6,954	394,500
Sportsman's Warehouse Holdings, Inc. *	14,642	38,216
Stitch Fix, Inc., Class A *	35,867	113,160
Tandy Leather Factory, Inc. *	3,329	14,548
ThredUp, Inc., Class A *	31,702	19,544
Tile Shop Holdings, Inc. *	15,152	100,155
Tilly's, Inc., Class A *	9,759	39,231
TJX Cos., Inc.	521,160	58,906,715
Tractor Supply Co.	49,458	13,131,594
Ulta Beauty, Inc. *	22,180	8,183,976
Upbound Group, Inc.	22,070	645,327
Urban Outfitters, Inc. *	25,860	929,667
Valvoline, Inc. *	59,157	2,382,844
Victoria's Secret & Co. *	39,845	1,205,710
Warby Parker, Inc., Class A *	44,940	760,834
Wayfair, Inc., Class A *	45,731	1,958,659
Weyco Group, Inc.	3,125	105,188
Williams-Sonoma, Inc.	59,410	7,968,663
Winmark Corp.	1,442	537,707
Zumiez, Inc. *	6,961	143,397
		1,363,005,419

Consumer Durables & Apparel 1.0%
Acushnet Holdings Corp.	13,529	829,328
American Outdoor Brands, Inc. *	6,310	53,761
AMMO, Inc. *	41,078	44,364
Bassett Furniture Industries, Inc.	4,101	59,013
Beazer Homes USA, Inc. *	12,137	373,334
Brunswick Corp.	30,997	2,471,701
Capri Holdings Ltd. *	53,393	1,053,978
Carter's, Inc.	16,335	893,524
Cavco Industries, Inc. *	3,805	1,559,270
Century Communities, Inc.	12,516	1,109,669
Champion Homes, Inc. *	24,310	2,144,871
Clarus Corp.	11,806	49,703
Columbia Sportswear Co.	15,157	1,219,684
Cricut, Inc., Class A	21,338	140,404
Crocs, Inc. *	27,679	2,984,350
Crown Crafts, Inc.	5,621	25,519
Culp, Inc. *	2,586	13,732
Deckers Outdoor Corp. *	70,792	11,389,725
DR Horton, Inc.	135,317	22,868,573
Dream Finders Homes, Inc., Class A *	11,475	342,529
Escalade, Inc.	3,803	49,553
Ethan Allen Interiors, Inc.	10,573	292,555
Figs, Inc., Class A *	52,953	330,956
Flexsteel Industries, Inc.	2,656	154,632
Funko, Inc., Class A *	14,201	168,140
Garmin Ltd.	71,047	14,092,172
G-III Apparel Group Ltd. *	17,626	533,715
Green Brick Partners, Inc. *	14,150	976,491
Hamilton Beach Brands Holding Co., Class A	3,706	102,471
Hanesbrands, Inc. *	171,255	1,190,222
Hasbro, Inc.	60,210	3,951,582
Helen of Troy Ltd. *	11,293	718,799
Hooker Furnishings Corp.	5,571	89,303
Hovnanian Enterprises, Inc., Class A *	2,031	357,537
Installed Building Products, Inc.	10,712	2,323,433
iRobot Corp. *	16,534	144,342
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JAKKS Pacific, Inc. *	5,309	167,499
Johnson Outdoors, Inc., Class A	2,681	84,773
KB Home	33,012	2,591,442
Kontoor Brands, Inc.	23,446	2,007,681
Lakeland Industries, Inc.	3,608	67,073
Landsea Homes Corp. *	6,542	67,906
Latham Group, Inc. *	20,641	134,167
La-Z-Boy, Inc.	19,021	723,749
Legacy Housing Corp. *	4,652	115,370
Leggett & Platt, Inc.	63,973	767,676
Lennar Corp., Class A	116,212	19,790,904
Levi Strauss & Co., Class A	49,226	841,272
LGI Homes, Inc. *	9,067	920,845
Lifetime Brands, Inc.	5,690	32,774
Lovesac Co. *	6,938	202,312
Lululemon Athletica, Inc. *	53,245	15,861,685
M/I Homes, Inc. *	12,695	1,924,435
Malibu Boats, Inc., Class A *	8,904	399,612
Marine Products Corp.	5,165	48,603
MasterCraft Boat Holdings, Inc. *	7,841	136,120
Mattel, Inc. *	159,829	3,257,315
Meritage Homes Corp.	16,430	2,977,116
Mohawk Industries, Inc. *	23,861	3,203,816
Movado Group, Inc.	6,936	128,108
Newell Brands, Inc.	202,485	1,781,868
NIKE, Inc., Class B	554,663	42,781,157
NVR, Inc. *	1,410	12,905,462
Oxford Industries, Inc.	6,214	451,261
Peloton Interactive, Inc., Class A *	158,683	1,348,805
Polaris, Inc.	24,306	1,699,232
PulteGroup, Inc.	95,669	12,392,006
Purple Innovation, Inc., Class A *	27,507	24,561
PVH Corp.	25,886	2,548,736
Ralph Lauren Corp., Class A	18,131	3,588,669
Rocky Brands, Inc.	2,880	58,579
Skechers USA, Inc., Class A *	60,769	3,734,863
Smith & Wesson Brands, Inc.	20,549	266,212
Smith Douglas Homes Corp. *	4,614	152,816
Sonos, Inc. *	60,399	756,799
Steven Madden Ltd.	32,680	1,469,620
Sturm Ruger & Co., Inc.	7,968	313,302
Superior Group of Cos., Inc.	5,398	79,621
Tapestry, Inc.	104,896	4,977,315
Taylor Morrison Home Corp., Class A *	48,752	3,339,512
Tempur Sealy International, Inc.	80,566	3,859,917
Toll Brothers, Inc.	47,025	6,886,341
TopBuild Corp. *	13,760	4,862,509
Topgolf Callaway Brands Corp. *	68,746	667,524
Traeger, Inc. *	23,917	74,143
Tri Pointe Homes, Inc. *	43,323	1,751,549
Under Armour, Inc., Class A *	150,126	1,283,577
Unifi, Inc. *	5,875	35,955
United Homes Group, Inc. *	3,328	17,938
Universal Electronics, Inc. *	5,590	49,248
Vera Bradley, Inc. *	11,087	55,546
VF Corp.	155,817	3,226,970
Vista Outdoor, Inc. *	27,538	1,210,846
Vizio Holding Corp., Class A *	45,618	507,728
Whirlpool Corp.	25,977	2,688,879
Wolverine World Wide, Inc.	43,121	663,632
Worthington Enterprises, Inc.	14,782	566,151
YETI Holdings, Inc. *	38,879	1,368,930
Yunhong Green CTI Ltd. *	20,213	14,169
		256,017,136

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.3%
Accel Entertainment, Inc., Class A *	23,774	262,465
ADT, Inc.	165,073	1,188,526
Adtalem Global Education, Inc. *	17,277	1,398,055
Airbnb, Inc., Class A *	202,722	27,324,898
American Public Education, Inc. *	8,505	129,021
Aramark	120,371	4,553,635
Bally's Corp. *	11,844	206,678
Biglari Holdings, Inc., Class B *	514	87,539
BJ's Restaurants, Inc. *	10,196	378,170
Bloomin' Brands, Inc.	33,307	552,563
Booking Holdings, Inc.	15,454	72,266,768
Bowlero Corp., Class A (a)	14,987	155,415
Boyd Gaming Corp.	30,860	2,138,289
Bright Horizons Family Solutions, Inc. *	27,045	3,609,696
Brinker International, Inc. *	21,173	2,174,679
Caesars Entertainment, Inc. *	100,107	4,009,285
Canterbury Park Holding Corp.	1,452	27,878
Carnival Corp. *	464,044	10,208,968
Carriage Services, Inc., Class A	5,752	215,067
Cava Group, Inc. *	37,397	4,994,743
Century Casinos, Inc. *	13,792	46,341
Cheesecake Factory, Inc.	20,167	932,119
Chegg, Inc. *	47,015	75,224
Chipotle Mexican Grill, Inc., Class A *	631,268	35,205,816
Choice Hotels International, Inc. (a)	10,433	1,455,508
Churchill Downs, Inc.	34,277	4,802,208
Coursera, Inc. *	60,455	420,162
Cracker Barrel Old Country Store, Inc.	11,203	532,927
Darden Restaurants, Inc.	54,746	8,760,455
Dave & Buster's Entertainment, Inc. *	14,984	553,359
Denny's Corp. *	24,016	153,943
Dine Brands Global, Inc.	6,725	204,709
Domino's Pizza, Inc.	16,159	6,685,463
DoorDash, Inc., Class A *	152,237	23,855,538
DraftKings, Inc., Class A *	225,886	7,978,294
Duolingo, Inc. *	16,996	4,979,318
Dutch Bros, Inc., Class A *	53,739	1,779,836
El Pollo Loco Holdings, Inc. *	9,086	111,031
European Wax Center, Inc., Class A *	14,659	105,398
Everi Holdings, Inc. *	38,486	513,018
Expedia Group, Inc. *	57,730	9,023,776
First Watch Restaurant Group, Inc. *	10,809	183,699
Flutter Entertainment PLC *	81,950	19,075,502
Frontdoor, Inc. *	35,506	1,764,293
Full House Resorts, Inc. *	15,255	77,648
GAN Ltd. *	31,476	56,342
Global Business Travel Group I *	48,326	368,727
Golden Entertainment, Inc.	9,398	276,066
Graham Holdings Co., Class B	1,610	1,357,713
Grand Canyon Education, Inc. *	13,768	1,887,731
H&R Block, Inc.	65,259	3,897,920
Hilton Grand Vacations, Inc. *	29,359	1,082,760
Hilton Worldwide Holdings, Inc.	113,600	26,678,960
Hyatt Hotels Corp., Class A	20,877	3,036,560
Inspired Entertainment, Inc. *	10,938	104,349
Jack in the Box, Inc.	8,973	441,920
Krispy Kreme, Inc.	37,458	425,897
Kura Sushi USA, Inc., Class A *(a)	2,156	215,212
Las Vegas Sands Corp.	164,998	8,555,146
Laureate Education, Inc.	58,971	1,013,122
Life Time Group Holdings, Inc. *	31,740	707,167
Light & Wonder, Inc. *	41,267	3,870,019
Lincoln Educational Services Corp. *	10,639	141,286
Lindblad Expeditions Holdings, Inc. *	13,166	124,419
Marriott International, Inc., Class A	107,935	28,065,259
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	14,742	1,135,576
McDonald's Corp.	331,124	96,724,632
MGM Resorts International *	107,717	3,971,526
Mister Car Wash, Inc. *	47,073	353,518
Monarch Casino & Resort, Inc.	5,776	453,474
Mondee Holdings, Inc., Class A *(a)	17,472	22,189
Nathan's Famous, Inc.	1,235	104,024
Norwegian Cruise Line Holdings Ltd. *	200,650	5,084,471
ONE Group Hospitality, Inc. *	12,060	41,245
OneSpaWorld Holdings Ltd.	50,012	875,710
Papa John's International, Inc.	14,323	750,382
Penn Entertainment, Inc. *	72,872	1,439,222
Perdoceo Education Corp.	27,096	605,596
Planet Fitness, Inc., Class A *	39,412	3,094,630
Playa Hotels & Resorts NV *	52,884	449,514
PlayAGS, Inc. *	23,905	278,015
Portillo's, Inc., Class A *	24,798	320,638
Potbelly Corp. *	11,690	86,272
Rave Restaurant Group, Inc. *	10,012	29,135
RCI Hospitality Holdings, Inc.	3,668	159,265
Red Rock Resorts, Inc., Class A	23,238	1,195,827
Royal Caribbean Cruises Ltd.	109,688	22,634,119
Rush Street Interactive, Inc. *	31,726	343,275
Sabre Corp. *	172,600	552,320
Service Corp. International	66,423	5,423,438
Shake Shack, Inc., Class A *	18,690	2,274,012
Six Flags Entertainment Corp.	43,629	1,719,419
Soho House & Co., Inc. *	16,810	89,261
Starbucks Corp.	522,431	51,041,509
Strategic Education, Inc.	10,788	938,124
Stride, Inc. *	19,056	1,777,544
Sweetgreen, Inc., Class A *	48,262	1,742,258
Target Hospitality Corp. *	27,251	203,292
Texas Roadhouse, Inc., Class A	30,943	5,913,826
Travel & Leisure Co.	32,601	1,558,654
Udemy, Inc. *	40,027	313,812
United Parks & Resorts, Inc. *	14,466	761,346
Universal Technical Institute, Inc. *	21,431	356,612
Vail Resorts, Inc.	17,159	2,843,075
Wendy's Co.	77,071	1,472,827
Wingstop, Inc.	13,586	3,908,556
WW International, Inc. *(a)	99,577	103,560
Wyndham Hotels & Resorts, Inc.	36,751	3,245,848
Wynn Resorts Ltd.	43,289	4,156,610
Xponential Fitness, Inc., Class A *	9,583	117,392
Yum! Brands, Inc.	130,561	17,124,381
		595,254,429

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	188,122	3,405,008
Andersons, Inc.	13,831	627,927
BJ's Wholesale Club Holdings, Inc. *	62,078	5,259,869
Casey's General Stores, Inc.	17,114	6,743,258
Chefs' Warehouse, Inc. *	17,993	718,280
Costco Wholesale Corp.	204,700	178,944,646
Dollar General Corp.	101,976	8,162,159
Dollar Tree, Inc. *	93,434	6,039,574
Grocery Outlet Holding Corp. *	47,258	675,789
Ingles Markets, Inc., Class A	6,246	398,870
Kroger Co.	305,549	17,040,468
Maplebear, Inc. *	75,000	3,307,500
Natural Grocers by Vitamin Cottage, Inc.	4,452	121,896
Performance Food Group Co. *	71,619	5,819,044
PriceSmart, Inc.	11,274	936,644
SpartanNash Co.	15,368	323,343
Sprouts Farmers Market, Inc. *	46,441	5,964,418
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	227,530	17,053,373
Target Corp.	212,934	31,948,617
U.S. Foods Holding Corp. *	112,506	6,935,995
United Natural Foods, Inc. *	33,132	673,905
Village Super Market, Inc., Class A	2,371	67,668
Walgreens Boots Alliance, Inc.	337,010	3,188,115
Walmart, Inc.	2,004,998	164,309,586
Weis Markets, Inc.	7,674	482,618
		469,148,570

Energy 3.5%
Adams Resources & Energy, Inc.	794	22,089
American Resources Corp. *	38,760	40,310
Amplify Energy Corp. *	16,372	108,383
Antero Midstream Corp.	159,669	2,294,444
Antero Resources Corp. *	134,083	3,470,068
APA Corp.	173,198	4,087,473
Archrock, Inc.	77,806	1,557,676
Atlas Energy Solutions, Inc., Class A	30,315	593,265
Baker Hughes Co., Class A	458,842	17,472,703
Berry Corp.	27,783	139,471
Bristow Group, Inc. *	13,008	431,475
Cactus, Inc., Class A	31,094	1,843,563
California Resources Corp.	32,078	1,667,094
Calumet, Inc. *	34,512	736,141
Centrus Energy Corp., Class A *	7,835	813,351
ChampionX Corp.	89,262	2,518,974
Cheniere Energy, Inc.	104,254	19,952,131
Chevron Corp.	784,881	116,805,990
Chord Energy Corp.	28,856	3,609,886
Civitas Resources, Inc.	41,746	2,036,787
Clean Energy Fuels Corp. *	78,451	222,016
CNX Resources Corp. *	70,699	2,405,887
Comstock Resources, Inc.	38,144	440,945
Comstock, Inc. *	59,927	24,402
ConocoPhillips	535,487	58,657,246
CONSOL Energy, Inc.	12,540	1,390,937
Core Laboratories, Inc.	16,000	302,400
Coterra Energy, Inc.	339,617	8,123,639
Crescent Energy Co., Class A	69,516	864,084
CVR Energy, Inc.	17,792	282,893
Delek U.S. Holdings, Inc.	32,241	505,216
Devon Energy Corp.	288,747	11,168,734
Diamondback Energy, Inc.	86,217	15,240,579
DMC Global, Inc. *	8,614	86,915
Dorian LPG Ltd.	17,028	491,258
DT Midstream, Inc.	45,182	4,073,157
Empire Petroleum Corp. *	4,255	22,041
EOG Resources, Inc.	262,670	32,035,233
Epsilon Energy Ltd.	5,425	31,953
EQT Corp.	275,317	10,060,083
Evolution Petroleum Corp.	15,426	79,444
Excelerate Energy, Inc., Class A	7,154	170,838
Expand Energy Corp.	96,129	8,144,049
Expro Group Holdings NV *	55,353	705,751
Exxon Mobil Corp.	2,050,232	239,426,093
Forum Energy Technologies, Inc. *	4,222	59,024
FutureFuel Corp.	9,399	56,770
Geospace Technologies Corp. *	3,725	41,720
Gevo, Inc. *	99,561	231,977
Granite Ridge Resources, Inc.	22,980	136,271
Green Plains, Inc. *	28,596	349,729
Gulf Island Fabrication, Inc. *	6,007	33,099
Gulfport Energy Corp. *	6,265	867,327
Hallador Energy Co. *	10,747	106,718
Halliburton Co.	405,743	11,255,311
Helix Energy Solutions Group, Inc. *	70,570	652,772
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Helmerich & Payne, Inc.	44,341	1,489,858
Hess Corp.	126,991	17,077,750
HF Sinclair Corp.	75,977	2,933,472
HighPeak Energy, Inc. (a)	11,338	145,126
Innovex International, Inc. *	14,876	211,090
International Seaways, Inc.	17,558	764,475
Kinder Morgan, Inc.	890,001	21,813,925
Kinetik Holdings, Inc., Class A	15,778	767,915
KLX Energy Services Holdings, Inc. *	8,329	36,814
Kodiak Gas Services, Inc.	10,144	323,391
Kosmos Energy Ltd. *	217,678	818,469
Liberty Energy, Inc., Class A	76,251	1,301,605
Lightbridge Corp. *	5,562	54,063
Magnolia Oil & Gas Corp., Class A	83,723	2,116,517
Mammoth Energy Services, Inc. *	10,739	47,252
Marathon Oil Corp.	257,926	7,144,550
Marathon Petroleum Corp.	154,506	22,475,988
Matador Resources Co.	53,110	2,767,562
Murphy Oil Corp.	67,275	2,117,817
Nabors Industries Ltd. *	3,829	284,916
NACCO Industries, Inc., Class A	1,966	61,555
Natural Gas Services Group, Inc. *	4,213	82,448
New Fortress Energy, Inc. (a)	48,600	408,726
Newpark Resources, Inc. *	32,811	218,521
NextDecade Corp. *	75,662	441,866
Noble Corp. PLC	62,160	1,987,877
Northern Oil & Gas, Inc.	46,016	1,668,080
NOV, Inc.	186,928	2,899,253
Occidental Petroleum Corp.	312,450	15,656,869
Oceaneering International, Inc. *	48,506	1,183,546
Oil States International, Inc. *	29,052	137,416
ONEOK, Inc.	269,029	26,063,530
OPAL Fuels, Inc., Class A *	5,715	20,917
Ovintiv, Inc.	122,602	4,805,998
Par Pacific Holdings, Inc. *	26,679	412,191
Patterson-UTI Energy, Inc.	174,426	1,337,847
PBF Energy, Inc., Class A	48,089	1,371,498
Peabody Energy Corp.	60,541	1,590,412
Permian Resources Corp., Class A	291,487	3,972,968
Phillips 66	192,643	23,467,770
PHX Minerals, Inc.	18,580	67,074
PrimeEnergy Resources Corp. *	362	59,712
Profire Energy, Inc. *	27,669	69,172
ProFrac Holding Corp., Class A *(a)	13,542	80,643
ProPetro Holding Corp. *	39,887	275,619
Range Resources Corp.	113,012	3,393,750
Ranger Energy Services, Inc.	5,075	65,873
REX American Resources Corp. *	8,751	391,432
Riley Exploration Permian, Inc.	1,796	47,971
Ring Energy, Inc. *	11,664	17,263
RPC, Inc.	36,343	206,428
Sable Offshore Corp. *(a)	20,602	460,661
SandRidge Energy, Inc.	12,685	140,677
Schlumberger NV	654,350	26,219,804
SEACOR Marine Holdings, Inc. *	10,252	69,714
Select Water Solutions, Inc.	48,335	512,351
Sitio Royalties Corp., Class A	35,149	783,471
SM Energy Co.	52,363	2,197,675
Smart Sand, Inc.	17,439	36,099
Solaris Energy Infrastructure, Inc.	15,678	206,009
Summit Midstream Corp. *	4,783	167,022
Talos Energy, Inc. *	63,295	646,875
Targa Resources Corp.	100,912	16,848,268
TechnipFMC PLC	198,635	5,301,568
TETRA Technologies, Inc. *	48,733	163,256
Texas Pacific Land Corp.	8,650	10,085,900
Tidewater, Inc. *	22,034	1,323,582
Transocean Ltd. *	350,540	1,521,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Uranium Energy Corp. *	180,582	1,339,918
VAALCO Energy, Inc.	43,433	231,932
Valaris Ltd. *	31,641	1,601,035
Valero Energy Corp.	148,046	19,210,449
Viper Energy, Inc.	46,688	2,423,107
Vital Energy, Inc. *	11,591	316,087
Vitesse Energy, Inc.	10,573	262,951
W&T Offshore, Inc.	41,992	89,443
Weatherford International PLC	33,365	2,635,835
Williams Cos., Inc.	561,000	29,379,570
World Kinect Corp.	27,459	718,053
		890,997,221

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	46,117	1,129,405
Agree Realty Corp.	45,582	3,384,463
Alexander & Baldwin, Inc.	35,571	661,976
Alexander's, Inc.	964	218,857
Alexandria Real Estate Equities, Inc.	72,230	8,057,256
Alpine Income Property Trust, Inc.	4,623	81,041
American Assets Trust, Inc.	21,772	586,755
American Healthcare REIT, Inc.	68,585	1,824,361
American Homes 4 Rent, Class A	146,587	5,165,726
American Tower Corp.	215,649	46,049,687
Americold Realty Trust, Inc.	124,063	3,185,938
Apartment Investment & Management Co., Class A *	64,227	542,076
Apple Hospitality REIT, Inc.	105,963	1,565,074
Armada Hoffler Properties, Inc.	28,123	304,572
AvalonBay Communities, Inc.	65,476	14,510,136
Bluerock Homes Trust, Inc.	1,536	22,333
Braemar Hotels & Resorts, Inc.	24,766	70,831
Brandywine Realty Trust	80,539	408,333
Brixmor Property Group, Inc.	141,200	3,805,340
Broadstone Net Lease, Inc.	87,052	1,531,245
BRT Apartments Corp.	5,530	89,752
BXP, Inc.	66,270	5,338,711
Camden Property Trust	49,422	5,722,573
CareTrust REIT, Inc.	75,232	2,457,829
CBL & Associates Properties, Inc.	5,626	148,808
Centerspace	6,268	436,629
Chatham Lodging Trust	21,672	171,209
City Office REIT, Inc.	16,407	84,004
Clipper Realty, Inc.	5,283	34,762
Community Healthcare Trust, Inc.	10,035	188,257
COPT Defense Properties	51,553	1,660,007
Cousins Properties, Inc.	70,257	2,151,972
Crown Castle, Inc.	200,949	21,600,008
CTO Realty Growth, Inc.	7,821	151,336
CubeSmart	104,218	4,985,789
Curbline Properties Corp. *	42,358	958,562
DiamondRock Hospitality Co.	99,179	849,964
Digital Realty Trust, Inc.	141,756	25,265,172
Diversified Healthcare Trust (b)	100,000	357,000
Douglas Emmett, Inc.	82,507	1,467,800
Easterly Government Properties, Inc., Class A	48,425	656,643
EastGroup Properties, Inc.	21,981	3,764,906
Elme Communities	40,011	674,986
Empire State Realty Trust, Inc., Class A	58,131	616,189
EPR Properties	35,314	1,602,196
Equinix, Inc.	43,809	39,782,077
Equity Commonwealth *	51,863	1,026,369
Equity LifeStyle Properties, Inc.	85,742	6,012,229
Equity Residential	157,949	11,114,871
Essential Properties Realty Trust, Inc.	82,541	2,615,724
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essex Property Trust, Inc.	29,592	8,399,985
Extra Space Storage, Inc.	97,811	15,972,536
Farmland Partners, Inc.	21,207	248,334
Federal Realty Investment Trust	34,253	3,796,603
First Industrial Realty Trust, Inc.	62,130	3,261,204
Four Corners Property Trust, Inc.	42,097	1,160,193
Franklin Street Properties Corp., Class C	36,290	64,233
Gaming & Leisure Properties, Inc.	124,942	6,270,839
Getty Realty Corp.	23,634	741,871
Gladstone Commercial Corp.	16,360	257,588
Gladstone Land Corp.	14,746	192,140
Global Medical REIT, Inc.	26,096	237,213
Global Net Lease, Inc.	84,810	660,670
Healthcare Realty Trust, Inc., Class A	167,026	2,869,507
Healthpeak Properties, Inc.	326,712	7,334,684
Highwoods Properties, Inc.	49,859	1,672,271
Host Hotels & Resorts, Inc.	325,098	5,604,690
Hudson Pacific Properties, Inc.	58,349	252,068
Independence Realty Trust, Inc.	103,075	2,022,331
Industrial Logistics Properties Trust	24,875	87,933
Innovative Industrial Properties, Inc.	12,910	1,667,843
InvenTrust Properties Corp.	32,716	963,486
Invitation Homes, Inc.	265,367	8,335,177
Iron Mountain, Inc.	135,228	16,731,760
JBG SMITH Properties	40,899	695,283
Kilroy Realty Corp.	48,504	1,950,831
Kimco Realty Corp.	310,789	7,371,915
Kite Realty Group Trust	99,353	2,550,392
Lamar Advertising Co., Class A	40,309	5,320,788
Lineage, Inc.	27,968	2,070,751
LTC Properties, Inc.	20,899	798,342
LXP Industrial Trust	139,647	1,318,268
Macerich Co.	99,583	1,862,202
Medical Properties Trust, Inc. (a)	278,519	1,289,543
Mid-America Apartment Communities, Inc.	53,641	8,118,029
Modiv Industrial, Inc., Class C	3,196	54,076
National Health Investors, Inc.	20,414	1,564,733
National Storage Affiliates Trust	32,600	1,374,090
NET Lease Office Properties	6,279	188,621
NETSTREIT Corp.	34,339	532,255
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	16,387	87,670
NexPoint Residential Trust, Inc.	9,644	401,673
NNN REIT, Inc.	84,116	3,653,999
Office Properties Income Trust	29,171	46,382
Omega Healthcare Investors, Inc.	118,493	5,032,398
One Liberty Properties, Inc.	6,163	164,552
Orion Office REIT, Inc.	25,500	95,115
Outfront Media, Inc.	65,718	1,167,152
Paramount Group, Inc.	73,678	357,338
Park Hotels & Resorts, Inc.	97,416	1,353,108
Peakstone Realty Trust	15,426	202,389
Pebblebrook Hotel Trust	53,690	643,206
Phillips Edison & Co., Inc.	55,440	2,096,186
Piedmont Office Realty Trust, Inc., Class A	53,125	528,063
Plymouth Industrial REIT, Inc.	16,461	334,488
Postal Realty Trust, Inc., Class A	7,337	106,753
PotlatchDeltic Corp.	33,248	1,382,119
Prologis, Inc.	426,897	48,213,747
Public Storage	72,564	23,877,910
Rayonier, Inc.	62,919	1,964,960
Realty Income Corp.	400,759	23,793,062
Regency Centers Corp.	75,743	5,411,080
Retail Opportunity Investments Corp.	60,063	930,976
Rexford Industrial Realty, Inc.	100,762	4,321,682
SECURITY	NUMBER OF SHARES	VALUE ($)
RLJ Lodging Trust	69,831	618,004
Ryman Hospitality Properties, Inc.	27,387	2,931,778
Sabra Health Care REIT, Inc.	104,314	2,023,692
Safehold, Inc.	21,044	447,816
Saul Centers, Inc.	5,768	225,760
SBA Communications Corp., Class A	49,711	11,407,183
Service Properties Trust	87,224	279,117
Sila Realty Trust, Inc.	26,410	665,004
Simon Property Group, Inc.	141,001	23,846,089
SITE Centers Corp.	21,179	337,805
SL Green Realty Corp.	29,743	2,248,868
STAG Industrial, Inc.	85,177	3,175,399
Summit Hotel Properties, Inc.	47,221	288,993
Sun Communities, Inc.	54,392	7,216,731
Sunstone Hotel Investors, Inc.	90,577	913,922
Tanger, Inc.	52,925	1,758,698
Terreno Realty Corp.	44,762	2,683,482
UDR, Inc.	137,710	5,809,985
UMH Properties, Inc.	34,350	640,628
Uniti Group, Inc.	117,986	598,189
Universal Health Realty Income Trust	5,432	214,890
Urban Edge Properties	55,572	1,235,921
Ventas, Inc.	190,073	12,447,881
Veris Residential, Inc.	34,121	561,973
VICI Properties, Inc., Class A	481,839	15,303,207
Vornado Realty Trust	77,125	3,193,746
Welltower, Inc.	266,816	35,988,142
Weyerhaeuser Co.	337,876	10,528,216
Whitestone REIT	20,066	276,509
WP Carey, Inc.	100,806	5,616,910
Xenia Hotels & Resorts, Inc.	45,844	649,609
		641,257,172

Financial Services 8.0%
Acacia Research Corp. *	29,703	134,258
ACRES Commercial Realty Corp.	3,144	48,103
Advanced Flower Capital, Inc.	8,444	82,329
Affiliated Managers Group, Inc.	13,925	2,700,058
Affirm Holdings, Inc. *	111,598	4,893,572
AG Mortgage Investment Trust, Inc.	13,958	101,754
AGNC Investment Corp.	359,331	3,345,372
Alerus Financial Corp.	11,281	228,215
Ally Financial, Inc.	127,252	4,460,183
AlTi Global, Inc. *	9,783	39,915
A-Mark Precious Metals, Inc.	8,227	319,619
American Express Co.	258,920	69,929,114
Ameriprise Financial, Inc.	45,461	23,198,748
Angel Oak Mortgage REIT, Inc.	9,942	89,677
Annaly Capital Management, Inc.	233,055	4,430,376
Apollo Commercial Real Estate Finance, Inc.	61,373	545,606
Apollo Global Management, Inc.	207,656	29,748,799
Arbor Realty Trust, Inc. (a)	92,240	1,359,618
Ares Commercial Real Estate Corp.	22,535	143,097
ARES Management Corp., Class A	85,369	14,314,674
ARMOUR Residential REIT, Inc.	21,511	403,331
Artisan Partners Asset Management, Inc., Class A	31,419	1,385,578
Associated Capital Group, Inc., Class A	1,818	65,066
Atlanticus Holdings Corp. *	2,144	79,735
AvidXchange Holdings, Inc. *	89,883	740,636
B Riley Financial, Inc. (a)	6,796	40,062
Bank of New York Mellon Corp.	340,571	25,665,431
Berkshire Hathaway, Inc., Class B *	845,428	381,220,394
Better Home & Finance Holding Co. *	4,257	66,324
BGC Group, Inc., Class A	171,274	1,604,837
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackrock, Inc.	64,303	63,083,172
Blackstone Mortgage Trust, Inc., Class A	78,268	1,425,260
Blackstone, Inc.	332,302	55,743,660
Block, Inc. *	256,737	18,567,220
Blue Owl Capital, Inc., Class A	240,748	5,383,125
BM Technologies, Inc. *	10,210	48,395
Bread Financial Holdings, Inc.	23,925	1,192,661
Bridge Investment Group Holdings, Inc., Class A	13,376	145,531
Brightsphere Investment Group, Inc.	14,000	369,460
BrightSpire Capital, Inc., Class A	69,114	420,213
Cannae Holdings, Inc.	25,712	510,383
Cantaloupe, Inc. *	26,721	236,748
Capital One Financial Corp.	176,046	28,658,528
Carlyle Group, Inc.	98,545	4,930,206
Cass Information Systems, Inc.	5,702	235,835
Cboe Global Markets, Inc.	48,485	10,354,941
Charles Schwab Corp. (d)	683,357	48,402,176
Cherry Hill Mortgage Investment Corp.	15,001	50,403
Chicago Atlantic Real Estate Finance, Inc.	9,254	139,920
Chimera Investment Corp.	41,204	622,180
Claros Mortgage Trust, Inc.	50,991	320,733
CME Group, Inc.	165,968	37,402,548
Cohen & Steers, Inc.	11,667	1,152,350
Coinbase Global, Inc., Class A *	93,466	16,753,780
Consumer Portfolio Services, Inc. *	5,099	51,041
Corebridge Financial, Inc.	112,641	3,578,605
Corpay, Inc. *	32,094	10,582,034
Credit Acceptance Corp. *	2,821	1,198,925
Diamond Hill Investment Group, Inc.	1,364	205,855
DigitalBridge Group, Inc.	72,700	1,140,663
Discover Financial Services	116,070	17,228,270
Donnelley Financial Solutions, Inc. *	11,044	644,307
Dynex Capital, Inc.	32,657	398,742
Ellington Credit Co.	24,423	159,726
Ellington Financial, Inc.	43,305	523,557
Enact Holdings, Inc.	14,940	509,305
Encore Capital Group, Inc. *	12,761	582,922
Enova International, Inc. *	11,673	1,014,500
Equitable Holdings, Inc.	148,260	6,722,108
Essent Group Ltd.	49,467	2,968,515
Euronet Worldwide, Inc. *	20,230	1,992,048
Evercore, Inc., Class A	16,650	4,398,430
EVERTEC, Inc.	29,799	976,215
EZCORP, Inc., Class A *	25,151	288,985
FactSet Research Systems, Inc.	17,648	8,013,251
Federal Agricultural Mortgage Corp., Class C	4,622	847,074
Federated Hermes, Inc.	38,340	1,538,584
Fidelity National Information Services, Inc.	251,111	22,532,190
FirstCash Holdings, Inc.	18,911	1,956,721
Fiserv, Inc. *	265,758	52,593,508
Flywire Corp. *	51,215	892,165
Forge Global Holdings, Inc. *	45,163	52,389
Franklin BSP Realty Trust, Inc.	34,676	451,135
Franklin Resources, Inc.	141,160	2,931,893
GCM Grosvenor, Inc., Class A	19,770	228,146
Global Payments, Inc.	117,012	12,135,315
Goldman Sachs Group, Inc.	145,739	75,462,197
Granite Point Mortgage Trust, Inc.	23,489	69,997
Great Ajax Corp.	9,397	29,413
Great Elm Group, Inc. *	9,772	17,785
Green Dot Corp., Class A *	31,694	360,044
SECURITY	NUMBER OF SHARES	VALUE ($)
Guild Holdings Co., Class A	4,604	66,344
HA Sustainable Infrastructure Capital, Inc.	52,712	1,844,393
Hamilton Lane, Inc., Class A	18,781	3,373,819
Heritage Global, Inc. *	16,791	28,545
Houlihan Lokey, Inc., Class A	24,491	4,231,310
I3 Verticals, Inc., Class A *	10,325	237,372
Interactive Brokers Group, Inc., Class A	49,909	7,615,115
Intercontinental Exchange, Inc.	265,075	41,317,240
International Money Express, Inc. *	18,445	324,448
Invesco Ltd.	205,804	3,568,641
Invesco Mortgage Capital, Inc.	18,784	151,587
Jack Henry & Associates, Inc.	33,692	6,129,586
Jackson Financial, Inc., Class A	34,689	3,467,166
Janus Henderson Group PLC	59,917	2,475,171
Jefferies Financial Group, Inc.	74,586	4,772,012
Katapult Holdings, Inc. *	2,511	21,143
KKR & Co., Inc.	310,968	42,988,216
KKR Real Estate Finance Trust, Inc.	24,272	281,312
Ladder Capital Corp., Class A	54,768	624,903
Lazard, Inc.	51,551	2,731,687
LendingClub Corp. *	46,098	653,670
LendingTree, Inc. *	6,556	373,889
loanDepot, Inc., Class A *	36,984	78,406
LPL Financial Holdings, Inc.	34,444	9,719,408
Lument Finance Trust, Inc.	24,035	58,645
Manhattan Bridge Capital, Inc.	7,727	41,880
MarketAxess Holdings, Inc.	17,632	5,103,053
Marqeta, Inc., Class A *	205,057	1,160,623
Mastercard, Inc., Class A	380,755	190,221,390
Medallion Financial Corp.	6,557	62,029
Merchants Bancorp	12,767	471,613
MFA Financial, Inc.	47,437	583,001
MGIC Investment Corp.	119,975	3,004,174
Moelis & Co., Class A	31,939	2,120,750
Moneylion, Inc. *	2,380	102,269
Moody's Corp.	72,428	32,885,209
Morgan Stanley	574,918	66,834,217
Morningstar, Inc.	12,443	4,081,926
Mr. Cooper Group, Inc. *	29,229	2,588,228
MSCI, Inc., Class A	36,332	20,752,838
Nasdaq, Inc.	192,049	14,196,262
Navient Corp.	37,356	531,576
NCR Atleos Corp. *	32,791	858,468
Nelnet, Inc., Class A	7,814	880,638
NerdWallet, Inc., Class A *	22,319	327,866
New York Mortgage Trust, Inc.	40,532	233,870
NewtekOne, Inc.	11,192	146,391
Nexpoint Real Estate Finance, Inc.	5,703	86,286
NMI Holdings, Inc., Class A *	36,089	1,395,923
Northern Trust Corp.	93,395	9,388,065
Old Market Capital Corp. *	6,032	36,192
OneMain Holdings, Inc.	54,286	2,696,386
Onity Group, Inc. *	3,090	91,835
Open Lending Corp., Class A *	44,911	251,502
Oppenheimer Holdings, Inc., Class A	3,500	197,505
OppFi, Inc.	7,166	36,690
Orchid Island Capital, Inc.	30,417	230,257
P10, Inc., Class A	29,037	320,859
Paymentus Holdings, Inc., Class A *	8,752	215,387
Payoneer Global, Inc. *	113,997	982,654
PayPal Holdings, Inc. *	472,867	37,498,353
Paysign, Inc. *	9,553	34,486
PennyMac Financial Services, Inc.	13,965	1,392,031
PennyMac Mortgage Investment Trust	37,798	509,517
Perella Weinberg Partners, Class A	27,101	548,253
Piper Sandler Cos.	7,045	1,998,244
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PJT Partners, Inc., Class A	10,452	1,452,410
PRA Group, Inc. *	21,991	443,339
Priority Technology Holdings, Inc. *	9,469	51,038
PROG Holdings, Inc.	19,924	870,081
Radian Group, Inc.	71,257	2,487,582
Raymond James Financial, Inc.	84,883	12,581,358
Ready Capital Corp.	69,762	477,870
Redwood Trust, Inc.	69,393	507,957
Regional Management Corp.	3,411	97,964
Remitly Global, Inc. *	63,447	1,140,777
Repay Holdings Corp., Class A *	32,506	258,585
Rithm Capital Corp.	237,881	2,519,160
Robinhood Markets, Inc., Class A *	328,816	7,723,888
Rocket Cos., Inc., Class A *	65,077	1,047,740
S&P Global, Inc.	147,643	70,921,791
Sachem Capital Corp.	16,351	38,425
Security National Financial Corp., Class A *	7,403	71,513
SEI Investments Co.	45,583	3,407,785
Seven Hills Realty Trust	5,666	71,505
Sezzle, Inc. *(a)	1,400	300,524
Shift4 Payments, Inc., Class A *	30,655	2,772,438
Silvercrest Asset Management Group, Inc., Class A	3,213	56,003
SLM Corp.	103,311	2,275,941
SoFi Technologies, Inc. *	487,910	5,449,955
Starwood Property Trust, Inc.	146,317	2,888,298
State Street Corp.	137,853	12,792,758
StepStone Group, Inc., Class A	28,841	1,734,209
Stifel Financial Corp.	47,043	4,874,596
StoneX Group, Inc. *	12,675	1,141,257
Sunrise Realty Trust, Inc.	2,814	38,608
SWK Holdings Corp. *	1,451	23,811
Synchrony Financial	183,128	10,097,678
T. Rowe Price Group, Inc.	102,764	11,289,653
Toast, Inc., Class A *	188,317	5,655,160
TPG RE Finance Trust, Inc.	24,952	219,827
TPG, Inc.	41,767	2,826,791
Tradeweb Markets, Inc., Class A	53,956	6,852,412
Two Harbors Investment Corp.	51,925	597,138
U.S. Global Investors, Inc., Class A	6,234	15,273
Upstart Holdings, Inc. *	38,067	1,853,102
Usio, Inc. *	17,787	24,546
UWM Holdings Corp.	43,383	279,387
Velocity Financial, Inc. *	8,532	163,900
Victory Capital Holdings, Inc., Class A	21,725	1,301,979
Virtu Financial, Inc., Class A	38,843	1,202,579
Virtus Investment Partners, Inc.	2,899	627,257
Visa, Inc., Class A	770,918	223,450,582
Voya Financial, Inc.	45,347	3,641,364
Walker & Dunlop, Inc.	14,742	1,612,333
Waterstone Financial, Inc.	8,861	130,611
Western Union Co.	154,375	1,661,075
Westwood Holdings Group, Inc.	2,653	41,440
WEX, Inc. *	18,718	3,230,727
WisdomTree, Inc.	51,234	530,272
World Acceptance Corp. *	1,349	153,921
		2,063,021,366

Food, Beverage & Tobacco 2.4%
Alico, Inc.	2,213	54,241
Altria Group, Inc.	789,064	42,972,425
Archer-Daniels-Midland Co.	220,230	12,158,898
B&G Foods, Inc.	42,071	358,445
Beyond Meat, Inc. *(a)	28,812	175,465
Boston Beer Co., Inc., Class A *	4,323	1,258,296
BRC, Inc., Class A *	18,823	58,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Brown-Forman Corp., Class B	108,375	4,771,751
Bunge Global SA	65,637	5,514,821
Calavo Growers, Inc.	7,291	193,795
Cal-Maine Foods, Inc.	18,796	1,649,913
Campbell Soup Co.	90,575	4,225,324
Celsius Holdings, Inc. *	73,866	2,221,889
Coca-Cola Co.	1,789,539	116,874,792
Coca-Cola Consolidated, Inc.	2,704	3,039,999
Conagra Brands, Inc.	219,735	6,359,131
Constellation Brands, Inc., Class A	72,231	16,782,150
Darling Ingredients, Inc. *	72,463	2,834,028
Duckhorn Portfolio, Inc. *	19,046	208,744
Farmer Bros Co. *	11,781	21,795
Flowers Foods, Inc.	91,191	2,027,176
Fresh Del Monte Produce, Inc.	13,508	433,742
Freshpet, Inc. *	21,989	2,914,422
General Mills, Inc.	257,540	17,517,871
Hain Celestial Group, Inc. *	41,489	362,199
Hershey Co.	68,211	12,112,909
Hormel Foods Corp.	134,363	4,104,790
Ingredion, Inc.	30,240	4,014,662
J&J Snack Foods Corp.	7,048	1,156,718
J.M. Smucker Co.	48,724	5,530,661
John B Sanfilippo & Son, Inc.	3,955	326,327
Kellanova	123,923	9,994,390
Keurig Dr. Pepper, Inc.	519,548	17,119,107
Kraft Heinz Co.	409,602	13,705,283
Lamb Weston Holdings, Inc.	66,709	5,182,622
Lancaster Colony Corp.	8,715	1,512,924
Lifeway Foods, Inc. *	2,366	62,959
Limoneira Co.	7,226	185,275
Mama's Creations, Inc. *	16,154	120,347
McCormick & Co., Inc. - Non Voting Shares	116,550	9,118,872
MGP Ingredients, Inc.	7,544	362,414
Mission Produce, Inc. *	18,304	215,987
Molson Coors Beverage Co., Class B	81,129	4,419,097
Mondelez International, Inc., Class A	616,910	42,245,997
Monster Beverage Corp. *	325,216	17,132,379
National Beverage Corp.	9,990	451,448
PepsiCo, Inc.	633,219	105,165,011
Philip Morris International, Inc.	717,456	95,206,411
Pilgrim's Pride Corp. *	19,693	953,929
Post Holdings, Inc. *	21,117	2,306,188
Seaboard Corp.	109	301,495
Seneca Foods Corp., Class A *	2,612	161,500
Simply Good Foods Co. *	42,953	1,445,798
SunOpta, Inc. *	43,000	281,435
Tootsie Roll Industries, Inc.	7,644	222,975
TreeHouse Foods, Inc. *	22,159	806,144
Turning Point Brands, Inc.	9,980	471,355
Tyson Foods, Inc., Class A	130,837	7,665,740
Universal Corp.	12,751	649,281
Utz Brands, Inc.	29,813	513,380
Vita Coco Co., Inc. *	18,490	547,489
Vital Farms, Inc. *	14,019	486,179
Westrock Coffee Co. *(a)	15,240	101,194
WK Kellogg Co.	28,636	476,217
Zevia PBC, Class A *	20,011	24,213
		611,851,330

Health Care Equipment & Services 4.6%
23andMe Holding Co., Class A *	13,371	62,175
Abbott Laboratories	803,191	91,057,764
Acadia Healthcare Co., Inc. *	43,513	1,857,570
Accolade, Inc. *	37,555	119,049
Accuray, Inc. *	36,635	63,379
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AdaptHealth Corp., Class A *	56,230	578,607
Addus HomeCare Corp. *	8,098	1,007,553
agilon health, Inc. *	110,000	280,500
AirSculpt Technologies, Inc. *(a)	4,242	24,137
Align Technology, Inc. *	32,528	6,669,216
Alignment Healthcare, Inc. *	51,148	634,235
Alphatec Holdings, Inc. *	41,583	326,427
Amedisys, Inc. *	15,348	1,451,921
American Well Corp., Class A *	6,250	57,250
AMN Healthcare Services, Inc. *	17,098	648,698
AngioDynamics, Inc. *	16,851	112,733
Artivion, Inc. *	17,724	466,673
Astrana Health, Inc. *	19,744	1,061,832
AtriCure, Inc. *	21,692	719,741
Avanos Medical, Inc. *	19,723	368,426
Aveanna Healthcare Holdings, Inc. *	23,737	110,377
Axogen, Inc. *	18,219	255,066
Axonics, Inc. *	23,420	1,646,426
Baxter International, Inc.	237,099	8,464,434
Becton Dickinson & Co.	133,274	31,131,474
Biodesix, Inc. *	20,622	35,057
Bioventus, Inc., Class A *	16,149	219,142
Boston Scientific Corp. *	678,917	57,042,606
BrightSpring Health Services, Inc. *	25,000	374,250
Brookdale Senior Living, Inc. *	96,082	602,434
Butterfly Network, Inc. *	79,217	141,006
Cardinal Health, Inc.	112,422	12,200,035
Castle Biosciences, Inc. *	11,444	396,763
Cencora, Inc.	80,627	18,389,406
Centene Corp. *	241,798	15,054,343
Certara, Inc. *	51,767	528,023
Cerus Corp. *	76,254	119,719
Chemed Corp.	6,933	3,745,484
Cigna Group	129,014	40,614,897
ClearPoint Neuro, Inc. *	10,369	128,472
Clover Health Investments Corp., Class A *	212,274	874,569
Community Health Systems, Inc. *	51,561	208,822
Concentra Group Holdings Parent, Inc. *	13,578	275,226
CONMED Corp.	14,231	971,123
Cooper Cos., Inc. *	91,318	9,559,168
CorVel Corp. *	4,159	1,238,633
Cross Country Healthcare, Inc. *	14,884	169,826
CVRx, Inc. *	5,810	76,227
CVS Health Corp.	580,582	32,779,660
DaVita, Inc. *	21,273	2,974,178
Delcath Systems, Inc. *	6,977	75,980
DENTSPLY SIRONA, Inc.	95,706	2,217,508
Dexcom, Inc. *	184,996	13,038,518
DocGo, Inc. *	50,278	176,476
Doximity, Inc., Class A *	58,058	2,423,341
Edwards Lifesciences Corp. *	279,106	18,702,893
ElectroCore, Inc. *	3,035	34,599
Electromed, Inc. *	3,594	83,561
Elevance Health, Inc.	106,922	43,384,671
Embecta Corp.	34,293	482,845
Encompass Health Corp.	45,879	4,563,125
Enhabit, Inc. *	23,015	158,573
Enovis Corp. *	26,222	1,082,182
Ensign Group, Inc.	25,869	4,009,436
Envista Holdings Corp. *	78,934	1,655,246
enVVeno Medical Corp. *	2,462	8,297
Enzo Biochem, Inc. *	13,471	15,492
Evolent Health, Inc., Class A *	48,563	1,133,946
FONAR Corp. *	3,312	50,342
Fulgent Genetics, Inc. *	9,036	193,822
GE HealthCare Technologies, Inc.	210,157	18,357,214
SECURITY	NUMBER OF SHARES	VALUE ($)
GeneDx Holdings Corp. *	10,651	870,080
Glaukos Corp. *	25,838	3,417,076
Globus Medical, Inc., Class A *	52,218	3,840,112
GoodRx Holdings, Inc., Class A *	51,094	312,695
Guardant Health, Inc. *	58,617	1,282,540
Haemonetics Corp. *	23,730	1,688,627
HCA Healthcare, Inc.	85,678	30,736,126
Health Catalyst, Inc. *	26,200	203,574
HealthEquity, Inc. *	39,669	3,381,782
HealthStream, Inc.	10,329	301,968
HeartBeam, Inc. *	14,543	35,194
Henry Schein, Inc. *	58,819	4,130,858
Hims & Hers Health, Inc. *	89,166	1,678,996
Hologic, Inc. *	107,084	8,659,883
Humana, Inc.	55,980	14,433,323
Hyperfine, Inc. *	14,647	14,334
ICU Medical, Inc. *	11,535	1,969,371
IDEXX Laboratories, Inc. *	37,960	15,446,683
Inari Medical, Inc. *	24,553	1,188,365
InfuSystem Holdings, Inc. *	10,655	65,954
Innovage Holding Corp. *	7,015	40,687
Inogen, Inc. *	16,555	144,525
Inspire Medical Systems, Inc. *	14,056	2,741,482
Insulet Corp. *	32,509	7,526,809
Integer Holdings Corp. *	15,173	1,885,245
Integra LifeSciences Holdings Corp. *	35,588	667,631
Intuitive Surgical, Inc. *	163,679	82,468,027
iRadimed Corp.	3,278	161,507
iRhythm Technologies, Inc. *	14,107	1,021,911
Joint Corp. *	7,452	82,345
KORU Medical Systems, Inc. *	12,813	37,414
Labcorp Holdings, Inc.	39,082	8,921,248
Lantheus Holdings, Inc. *	31,952	3,509,608
LeMaitre Vascular, Inc.	9,238	816,547
LENSAR, Inc. *	11,846	67,285
LifeMD, Inc. *	20,209	82,453
LifeStance Health Group, Inc. *	73,312	491,924
LivaNova PLC *	25,025	1,291,791
Masimo Corp. *	20,280	2,920,523
McKesson Corp.	59,809	29,939,787
Medtronic PLC	591,404	52,782,807
Merit Medical Systems, Inc. *	27,482	2,711,374
Milestone Scientific, Inc. *	34,400	27,520
ModivCare, Inc. *	5,394	87,221
Molina Healthcare, Inc. *	26,897	8,639,854
Multiplan Corp. *	2,613	23,414
Myomo, Inc. *	21,495	78,672
National HealthCare Corp.	6,222	721,939
National Research Corp.	6,098	110,557
Neogen Corp. *	89,023	1,271,248
NeoGenomics, Inc. *	59,570	809,556
NeuroPace, Inc. *	4,356	28,096
Nevro Corp. *	16,500	90,915
Novocure Ltd. *	44,300	672,474
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	21,903	1,065,362
OPKO Health, Inc. *(a)	185,881	280,680
OptimizeRx Corp. *	6,885	35,940
Option Care Health, Inc. *	78,487	1,808,340
OraSure Technologies, Inc. *	30,500	123,983
Orchestra BioMed Holdings, Inc. *	12,514	64,447
Orthofix Medical, Inc. *	14,213	230,108
OrthoPediatrics Corp. *	7,124	189,000
Owens & Minor, Inc. *	33,542	426,319
PACS Group, Inc. *	17,234	735,547
Paragon 28, Inc. *	18,302	97,001
Patterson Cos., Inc.	35,321	742,094
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pediatrix Medical Group, Inc. *	35,753	440,477
Pennant Group, Inc. *	13,217	422,548
Penumbra, Inc. *	17,872	4,090,365
Phreesia, Inc. *	23,389	427,785
Premier, Inc., Class A	49,019	987,733
Privia Health Group, Inc. *	45,235	830,515
PROCEPT BioRobotics Corp. *	24,602	2,214,180
Pro-Dex, Inc. *	1,916	59,434
Progyny, Inc. *	36,695	552,260
Pulmonx Corp. *	17,853	111,581
Pulse Biosciences, Inc. *	6,773	118,053
Quest Diagnostics, Inc.	51,488	7,971,887
QuidelOrtho Corp. *	28,256	1,075,141
R1 RCM, Inc. *	76,273	1,087,653
RadNet, Inc. *	30,538	1,986,192
ResMed, Inc.	67,520	16,371,574
Rockwell Medical, Inc. *	7,846	28,638
RxSight, Inc. *	16,645	843,236
Sanara Medtech, Inc. *	1,654	54,582
Schrodinger, Inc. *	25,953	456,643
Select Medical Holdings Corp.	48,777	1,564,766
Semler Scientific, Inc. *	1,873	55,029
Sensus Healthcare, Inc. *	6,026	38,566
SI-BONE, Inc. *	19,218	265,208
Sight Sciences, Inc. *	12,929	64,645
Simulations Plus, Inc.	7,164	195,004
Solventum Corp. *	64,758	4,700,136
Sonida Senior Living, Inc. *	1,218	32,046
STAAR Surgical Co. *	24,350	705,907
Stereotaxis, Inc. *	22,696	44,484
STERIS PLC	45,974	10,199,332
Stryker Corp.	158,203	56,364,565
Surgery Partners, Inc. *	37,410	1,077,408
Surmodics, Inc. *	7,188	269,694
Tactile Systems Technology, Inc. *	10,021	145,405
Talkspace, Inc. *	88,164	275,953
Tandem Diabetes Care, Inc. *	29,715	932,160
Tela Bio, Inc. *	6,599	18,543
Teladoc Health, Inc. *	78,002	702,018
Teleflex, Inc.	21,717	4,366,420
Tenet Healthcare Corp. *	44,016	6,823,360
TransMedics Group, Inc. *	15,124	1,239,714
Treace Medical Concepts, Inc. *	27,099	126,281
TruBridge, Inc. *	6,539	83,895
U.S. Physical Therapy, Inc.	7,360	590,125
UFP Technologies, Inc. *	3,230	862,410
UnitedHealth Group, Inc.	426,134	240,552,643
Universal Health Services, Inc., Class B	27,648	5,648,763
Utah Medical Products, Inc.	1,365	86,514
Varex Imaging Corp. *	17,095	224,457
Veeva Systems, Inc., Class A *	68,626	14,331,168
Viemed Healthcare, Inc. *	16,000	136,800
Vivani Medical, Inc. *	30,016	39,321
Waystar Holding Corp. *	23,041	657,360
Zimmer Biomet Holdings, Inc.	94,311	10,083,732
Zimvie, Inc. *	16,179	222,704
Zomedica Corp. *	412,334	49,563
Zynex, Inc. *(a)	7,546	65,122
		1,176,045,255

Household & Personal Products 1.2%
Beauty Health Co. *	59,555	96,181
BellRing Brands, Inc. *	58,886	3,876,465
Central Garden & Pet Co. *	4,564	156,545
Central Garden & Pet Co., Class A *	25,542	744,294
Church & Dwight Co., Inc.	112,703	11,260,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Clorox Co.	57,156	9,062,084
Colgate-Palmolive Co.	377,463	35,372,058
Coty, Inc., Class A *	168,936	1,256,884
Edgewell Personal Care Co.	22,085	771,871
elf Beauty, Inc. *	26,936	2,835,014
Energizer Holdings, Inc.	31,376	1,006,228
Estee Lauder Cos., Inc., Class A	107,001	7,376,649
Herbalife Ltd. *	46,075	347,866
Honest Co., Inc. *	29,467	109,617
Interparfums, Inc.	8,373	1,013,719
Kenvue, Inc.	881,931	20,222,678
Kimberly-Clark Corp.	154,937	20,789,447
Lifevantage Corp.	7,299	89,194
Medifast, Inc. *	4,730	86,937
Natural Alternatives International, Inc. *	3,654	16,699
Natural Health Trends Corp.	6,750	40,433
Nature's Sunshine Products, Inc. *	4,762	60,287
Nu Skin Enterprises, Inc., Class A	20,765	128,535
Oil-Dri Corp. of America	1,961	133,054
Olaplex Holdings, Inc. *	49,924	88,865
Procter & Gamble Co.	1,085,964	179,379,534
Reynolds Consumer Products, Inc.	26,473	713,447
Safety Shot, Inc. *(a)	13,500	13,322
Spectrum Brands Holdings, Inc.	13,831	1,239,534
United-Guardian, Inc.	3,342	44,348
USANA Health Sciences, Inc. *	4,815	177,866
WD-40 Co.	6,185	1,620,903
		300,130,715

Insurance 2.3%
Aflac, Inc.	232,011	24,312,433
Allstate Corp.	121,704	22,700,230
Ambac Financial Group, Inc. *	18,370	207,765
American Coastal Insurance Corp., Class C *	16,093	195,530
American Financial Group, Inc.	33,167	4,276,221
American International Group, Inc.	297,761	22,594,105
AMERISAFE, Inc.	8,109	438,291
Aon PLC, Class A	100,328	36,807,333
Arch Capital Group Ltd. *	172,452	16,996,869
Arthur J Gallagher & Co.	101,400	28,513,680
Assurant, Inc.	23,580	4,520,286
Assured Guaranty Ltd.	23,422	1,954,800
Axis Capital Holdings Ltd.	35,322	2,764,300
Baldwin Insurance Group, Inc., Class A *	31,502	1,457,283
Bowhead Specialty Holdings, Inc. *	6,739	196,172
Brighthouse Financial, Inc. *	29,722	1,405,851
Brown & Brown, Inc.	109,241	11,430,978
Chubb Ltd.	173,367	48,965,775
Cincinnati Financial Corp.	71,630	10,087,653
Citizens, Inc., Class A *(a)	24,606	116,386
CNA Financial Corp.	9,087	435,358
CNO Financial Group, Inc.	47,869	1,646,694
Crawford & Co., Class A	10,215	113,795
Donegal Group, Inc., Class A	6,507	98,646
eHealth, Inc. *	13,577	68,292
Employers Holdings, Inc.	11,659	568,026
Enstar Group Ltd. *	5,808	1,873,080
Erie Indemnity Co., Class A	11,577	5,196,221
Everest Group Ltd.	20,049	7,129,625
F&G Annuities & Life, Inc.	7,820	313,582
Fidelity National Financial, Inc.	120,715	7,263,422
First American Financial Corp.	47,799	3,066,306
Genworth Financial, Inc., Class A *	204,265	1,376,746
Globe Life, Inc.	41,865	4,420,944
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GoHealth, Inc., Class A *	3,311	37,547
Goosehead Insurance, Inc., Class A *	11,407	1,242,222
Greenlight Capital Re Ltd., Class A *	9,834	132,562
Hagerty, Inc., Class A *	15,234	164,070
Hanover Insurance Group, Inc.	16,309	2,419,114
Hartford Financial Services Group, Inc.	134,863	14,894,270
HCI Group, Inc.	3,137	355,453
Heritage Insurance Holdings, Inc. *	10,125	104,794
Hippo Holdings, Inc. *	7,344	162,816
Horace Mann Educators Corp.	17,846	664,585
ICC Holdings, Inc. *	5,650	131,758
Investors Title Co.	697	161,202
James River Group Holdings Ltd.	28,410	176,710
Kemper Corp.	27,177	1,692,312
Kingsway Financial Services, Inc. *	5,983	53,548
Kinsale Capital Group, Inc.	10,356	4,433,507
Lemonade, Inc. *	27,928	663,849
Lincoln National Corp.	78,786	2,737,814
Loews Corp.	83,533	6,595,766
Maiden Holdings Ltd. *	32,952	50,911
Markel Group, Inc. *	5,924	9,134,867
Marsh & McLennan Cos., Inc.	227,331	49,612,717
MBIA, Inc. *	22,069	86,952
Mercury General Corp.	13,587	918,889
MetLife, Inc.	271,514	21,292,128
NI Holdings, Inc. *	3,782	59,377
Old Republic International Corp.	109,561	3,826,966
Oscar Health, Inc., Class A *	90,515	1,520,652
Palomar Holdings, Inc. *	12,017	1,078,766
Primerica, Inc.	15,576	4,311,593
Principal Financial Group, Inc.	98,458	8,112,939
ProAssurance Corp. *	24,020	357,658
Progressive Corp.	270,570	65,702,513
Prudential Financial, Inc.	164,641	20,165,230
Reinsurance Group of America, Inc.	30,257	6,386,648
RenaissanceRe Holdings Ltd.	24,048	6,310,195
RLI Corp.	18,977	2,959,843
Root, Inc., Class A *	5,666	387,498
Ryan Specialty Holdings, Inc., Class A	48,113	3,169,203
Safety Insurance Group, Inc.	6,404	501,209
Selective Insurance Group, Inc.	27,852	2,529,519
Selectquote, Inc. *	83,804	167,608
SiriusPoint Ltd. *	44,279	581,826
Skyward Specialty Insurance Group, Inc. *	15,421	681,762
Stewart Information Services Corp.	12,159	836,539
Tiptree, Inc.	9,652	196,997
Travelers Cos., Inc.	105,266	25,889,120
Trupanion, Inc. *	16,359	896,146
TWFG, Inc. *	5,800	188,152
United Fire Group, Inc.	9,091	178,547
Universal Insurance Holdings, Inc.	11,138	222,092
Unum Group	77,747	4,989,802
W.R. Berkley Corp.	138,103	7,895,349
White Mountains Insurance Group Ltd.	1,179	2,118,828
Willis Towers Watson PLC	47,122	14,239,797
		577,895,415

Materials 2.5%
AdvanSix, Inc.	11,778	334,142
Air Products & Chemicals, Inc.	102,695	31,889,878
Albemarle Corp.	53,735	5,090,317
Alcoa Corp.	118,934	4,768,064
Alpha Metallurgical Resources, Inc.	5,295	1,102,949
Alto Ingredients, Inc. *	33,727	60,034
SECURITY	NUMBER OF SHARES	VALUE ($)
Amcor PLC	671,032	7,468,586
American Battery Technology Co. *	32,527	32,420
American Vanguard Corp.	11,255	58,864
Ampco-Pittsburgh Corp. *(a)	7,848	13,734
AptarGroup, Inc.	30,413	5,106,647
Arcadium Lithium PLC *	497,292	2,680,404
Arch Resources, Inc.	8,577	1,258,761
Arq, Inc. *	12,500	73,250
Ascent Industries Co. *	4,646	44,044
Ashland, Inc.	22,193	1,876,862
ASP Isotopes, Inc. *(a)	30,711	214,670
Aspen Aerogels, Inc. *	28,080	500,947
ATI, Inc. *	57,110	3,010,268
Avery Dennison Corp.	37,319	7,726,153
Avient Corp.	42,722	1,991,272
Axalta Coating Systems Ltd. *	101,891	3,863,707
Balchem Corp.	14,605	2,443,855
Ball Corp.	139,745	8,279,891
Berry Global Group, Inc.	53,362	3,759,353
Cabot Corp.	25,607	2,761,203
Carpenter Technology Corp.	22,990	3,437,005
Celanese Corp., Class A	50,514	6,363,249
Century Aluminum Co. *	22,913	404,414
CF Industries Holdings, Inc.	83,980	6,905,675
Chemours Co.	67,300	1,222,168
Clearwater Paper Corp. *	7,639	192,426
Cleveland-Cliffs, Inc. *	217,676	2,825,434
Coeur Mining, Inc. *	178,999	1,152,754
Commercial Metals Co.	53,599	2,883,626
Compass Minerals International, Inc.	11,000	135,410
Contango ORE, Inc. *	6,450	138,740
Core Molding Technologies, Inc. *	2,885	43,419
Corteva, Inc.	318,723	19,416,605
CRH PLC	313,925	29,957,863
Crown Holdings, Inc.	55,207	5,164,615
Dakota Gold Corp. *	24,511	53,679
Dow, Inc.	323,502	15,974,529
DuPont de Nemours, Inc.	192,378	15,965,450
Eagle Materials, Inc.	15,297	4,366,682
Eastman Chemical Co.	54,569	5,734,656
Ecolab, Inc.	117,031	28,758,028
Ecovyst, Inc. *	46,051	306,700
Element Solutions, Inc.	99,960	2,708,916
Flotek Industries, Inc. *	5,581	27,682
FMC Corp.	57,783	3,755,317
Freeport-McMoRan, Inc.	661,439	29,777,984
Friedman Industries, Inc.	2,834	39,534
Gatos Silver, Inc. *	27,350	507,343
Ginkgo Bioworks Holdings, Inc. *(a)	16,311	124,290
Graphic Packaging Holding Co.	140,335	3,965,867
Greif, Inc., Class A	13,364	834,448
Hawkins, Inc.	9,241	987,863
Haynes International, Inc.	5,389	325,280
HB Fuller Co.	26,013	1,903,631
Hecla Mining Co.	292,621	1,899,110
Huntsman Corp.	73,671	1,620,762
Hycroft Mining Holding Corp. *	6,015	14,376
Idaho Strategic Resources, Inc. *	4,628	74,233
Ingevity Corp. *	14,768	617,155
Innospec, Inc.	11,817	1,273,636
International Flavors & Fragrances, Inc.	117,467	11,679,744
International Paper Co.	160,440	8,910,838
Intrepid Potash, Inc. *	3,965	99,482
Ivanhoe Electric, Inc. *	44,102	447,635
Kaiser Aluminum Corp.	6,881	510,983
Knife River Corp. *	26,236	2,553,288
Koppers Holdings, Inc.	10,777	366,526
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kronos Worldwide, Inc.	9,190	106,053
Linde PLC	221,749	101,150,806
Louisiana-Pacific Corp.	28,363	2,805,101
LSB Industries, Inc. *	21,659	177,604
LyondellBasell Industries NV, Class A	120,670	10,480,189
Martin Marietta Materials, Inc.	28,131	16,663,117
Materion Corp.	9,668	982,559
Mativ Holdings, Inc.	23,942	369,904
McEwen Mining, Inc. *	18,704	177,875
Mercer International, Inc.	18,274	119,146
Metallus, Inc. *	16,743	235,909
Minerals Technologies, Inc.	15,242	1,147,570
Mosaic Co.	148,210	3,966,100
MP Materials Corp. *	58,450	1,051,516
Myers Industries, Inc.	15,888	187,161
NewMarket Corp.	3,482	1,827,946
Newmont Corp.	528,158	23,999,500
Northern Technologies International Corp.	2,657	33,770
Novusterra, Inc. *(c)	3,229	0
Nucor Corp.	109,399	15,517,154
O-I Glass, Inc. *	72,227	802,442
Olin Corp.	54,947	2,254,475
Olympic Steel, Inc.	4,090	146,749
Origin Materials, Inc. *	60,000	83,400
Orion SA	27,306	409,317
Packaging Corp. of America	41,070	9,402,566
Pactiv Evergreen, Inc.	23,506	266,558
Perimeter Solutions SA *	64,240	853,107
Piedmont Lithium, Inc. *(a)	11,327	148,384
PPG Industries, Inc.	107,737	13,414,334
PureCycle Technologies, Inc. *(a)	74,372	968,323
Quaker Chemical Corp.	6,333	959,956
Radius Recycling, Inc., Class A	11,633	188,338
Ramaco Resources, Inc., Class A	18,035	183,055
Ranpak Holdings Corp., Class A *	15,372	93,462
Rayonier Advanced Materials, Inc. *	26,864	213,837
Reliance, Inc.	25,515	7,305,965
Royal Gold, Inc.	31,205	4,557,802
RPM International, Inc.	59,268	7,533,555
Ryerson Holding Corp.	12,949	282,159
Scotts Miracle-Gro Co.	19,443	1,691,152
Sealed Air Corp.	69,473	2,513,533
Sensient Technologies Corp.	19,516	1,473,068
Sherwin-Williams Co.	107,231	38,471,266
Silgan Holdings, Inc.	37,619	1,946,407
Smith-Midland Corp. *	1,800	61,920
Smurfit WestRock PLC	227,265	11,704,147
Solitario Resources Corp. *	44,899	29,853
Sonoco Products Co.	44,356	2,329,577
Steel Dynamics, Inc.	65,676	8,570,718
Stepan Co.	9,304	673,051
Summit Materials, Inc., Class A *	56,571	2,682,031
SunCoke Energy, Inc.	34,174	352,334
Sylvamo Corp.	15,710	1,335,664
Tredegar Corp. *	10,770	83,468
TriMas Corp.	17,344	465,686
Trinseo PLC	19,239	88,884
Tronox Holdings PLC	49,611	601,285
U.S. Antimony Corp. *	59,275	36,786
U.S. Gold Corp. *	7,270	44,711
U.S. Lime & Minerals, Inc.	4,810	542,472
U.S. Steel Corp.	103,099	4,005,396
Universal Stainless & Alloy Products, Inc. *	5,210	227,781
Valhi, Inc.	1,628	55,433
Vulcan Materials Co.	60,839	16,665,627
Warrior Met Coal, Inc.	24,646	1,555,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	15,492	2,044,014
Worthington Steel, Inc.	16,439	628,627
		654,786,882

Media & Entertainment 7.6%
Advantage Solutions, Inc. *	42,984	131,531
Alphabet, Inc., Class A	2,704,251	462,724,389
Alphabet, Inc., Class C	2,216,889	382,834,561
Altice USA, Inc., Class A *	102,606	249,333
AMC Entertainment Holdings, Inc., Class A *	173,192	760,313
AMC Networks, Inc., Class A *	17,154	138,947
Angi, Inc. *	46,987	111,829
Atlanta Braves Holdings, Inc., Class C *	22,692	896,561
Boston Omaha Corp., Class A *	8,359	123,379
Bumble, Inc., Class A *	43,000	304,440
Cable One, Inc.	2,387	815,304
Cardlytics, Inc. *	25,904	111,646
Cargurus, Inc. *	38,901	1,206,709
Cars.com, Inc. *	26,286	420,313
Charter Communications, Inc., Class A *	44,764	14,665,134
Cinemark Holdings, Inc. *	51,363	1,528,049
Clear Channel Outdoor Holdings, Inc. *	153,084	225,033
Comcast Corp., Class A	1,781,639	77,804,175
comScore, Inc. *	2,302	12,661
CuriosityStream, Inc.	23,041	55,529
DHI Group, Inc. *	17,605	28,872
EchoStar Corp., Class A *	53,476	1,340,109
Electronic Arts, Inc.	110,623	16,687,480
Emerald Holding, Inc.	6,732	26,524
Endeavor Group Holdings, Inc., Class A (a)	86,645	2,555,161
Entravision Communications Corp., Class A	34,841	80,831
Eventbrite, Inc., Class A *	44,108	141,146
EverQuote, Inc., Class A *	12,961	233,039
Fluent, Inc. *	5,036	14,907
Fox Corp., Class A	159,409	6,695,178
fuboTV, Inc. *	129,071	224,584
Gaia, Inc., Class A *	10,263	54,702
Gannett Co., Inc. *	69,602	326,433
Getty Images Holdings, Inc. *(a)	18,585	77,128
Golden Matrix Group, Inc. *	8,251	20,710
Gray Television, Inc.	36,454	208,152
Grindr, Inc. *	10,471	140,102
Harte Hanks, Inc. *	3,347	23,797
IAC, Inc. *	32,541	1,560,341
Ibotta, Inc., Class A *	3,269	239,585
iHeartMedia, Inc., Class A *	47,000	93,060
Innovid Corp. *	35,745	68,273
Integral Ad Science Holding Corp. *	33,997	402,524
Interpublic Group of Cos., Inc.	174,119	5,119,099
IZEA Worldwide, Inc. *	8,623	24,489
John Wiley & Sons, Inc., Class A	18,846	929,108
Liberty Broadband Corp., Class C *	59,006	4,768,865
Liberty Media Corp.-Liberty Formula One, Class C *	111,766	8,923,397
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,841,900
Lions Gate Entertainment Corp., Class A *	87,853	694,039
Lionsgate Studios Corp. *	16,000	110,080
Live Nation Entertainment, Inc. *	72,216	8,459,382
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LiveOne, Inc. *	39,793	27,457
Madison Square Garden Entertainment Corp., Class A *	18,450	769,549
Madison Square Garden Sports Corp. *	7,599	1,692,297
Magnite, Inc. *	61,457	766,983
Marchex, Inc., Class B *	24,313	44,736
Marcus Corp.	10,398	196,210
Match Group, Inc. *	119,372	4,300,973
MediaAlpha, Inc., Class A *	18,518	317,213
Mega Matrix, Inc. *	24,173	38,918
Meta Platforms, Inc., Class A	1,008,281	572,280,130
National CineMedia, Inc. *	44,303	318,539
Netflix, Inc. *	198,000	149,693,940
New York Times Co., Class A	74,891	4,181,913
News Corp., Class A	227,952	6,211,692
Nexstar Media Group, Inc., Class A	13,766	2,421,715
Nextdoor Holdings, Inc. *	62,506	151,264
Omnicom Group, Inc.	89,512	9,040,712
Outbrain, Inc. *	10,250	43,972
Paramount Global, Class B	283,133	3,097,475
Pinterest, Inc., Class A *	278,817	8,863,592
Playstudios, Inc. *	40,501	53,866
Playtika Holding Corp.	30,485	238,698
PSQ Holdings, Inc. *(a)	8,011	24,834
PubMatic, Inc., Class A *	19,401	285,292
QuinStreet, Inc. *	28,747	603,687
Reading International, Inc., Class B *	1,251	8,144
Reddit, Inc., Class A *	37,379	4,459,315
Reservoir Media, Inc. *	14,527	121,010
ROBLOX Corp., Class A *	243,942	12,616,680
Roku, Inc. *	58,516	3,749,705
Rumble, Inc. *(a)	34,234	199,927
Saga Communications, Inc., Class A	1,989	27,866
Scholastic Corp.	12,861	319,339
Shutterstock, Inc.	10,396	333,608
Sinclair, Inc.	15,351	265,112
Sirius XM Holdings, Inc.	102,216	2,725,079
Skillz, Inc., Class A *	6,303	36,368
Snap, Inc., Class A *	488,773	5,943,480
Sphere Entertainment Co. *	12,111	506,361
Stagwell, Inc., Class A *	44,700	277,587
Take-Two Interactive Software, Inc. *	75,518	12,212,771
TechTarget, Inc. *	11,292	326,847
TEGNA, Inc.	81,302	1,335,792
Thryv Holdings, Inc. *	20,334	292,403
TKO Group Holdings, Inc. *	30,802	3,596,750
Townsquare Media, Inc., Class A	6,366	62,387
Trade Desk, Inc., Class A *	205,946	24,756,769
Travelzoo *	4,020	68,742
TripAdvisor, Inc. *	50,308	806,940
TrueCar, Inc. *	41,115	160,760
Trump Media & Technology Group Corp. *(a)	35,041	1,238,349
Urban One, Inc., Class A *	12,237	16,520
Vimeo, Inc. *	71,535	341,222
Vivid Seats, Inc., Class A *	41,337	168,242
Walt Disney Co.	836,137	80,436,379
Warner Bros Discovery, Inc. *	1,028,538	8,362,014
Warner Music Group Corp., Class A	67,359	2,152,794
WideOpenWest, Inc. *	23,881	119,166
Yelp, Inc., Class A *	31,656	1,080,736
Zedge, Inc., Class B *	11,319	34,862
Ziff Davis, Inc. *	20,342	941,224
ZipRecruiter, Inc., Class A *	33,246	308,190
SECURITY	NUMBER OF SHARES	VALUE ($)
ZoomInfo Technologies, Inc., Class A *	131,117	1,448,843
		1,944,756,773

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	46,955	752,689
2seventy bio, Inc. *	41,139	178,543
4D Molecular Therapeutics, Inc. *	16,599	132,958
89bio, Inc. *	39,098	304,182
AbbVie, Inc.	815,178	166,190,339
Abeona Therapeutics, Inc. *	23,850	152,879
Absci Corp. *	39,263	150,770
ACADIA Pharmaceuticals, Inc. *	55,262	806,273
ACELYRIN, Inc. *	52,549	298,478
Achieve Life Sciences, Inc. *	8,279	38,746
Acrivon Therapeutics, Inc. *	3,170	25,360
Acumen Pharmaceuticals, Inc. *	9,845	28,354
Adaptive Biotechnologies Corp. *	49,118	237,731
Adicet Bio, Inc. *	30,000	38,400
ADMA Biologics, Inc. *	104,554	1,705,276
Adverum Biotechnologies, Inc. *	10,713	78,151
Agenus, Inc. *	8,000	33,600
Agilent Technologies, Inc.	134,863	17,573,998
Agios Pharmaceuticals, Inc. *	27,110	1,204,497
Akebia Therapeutics, Inc. *	79,804	132,475
Akero Therapeutics, Inc. *	30,217	931,590
Aldeyra Therapeutics, Inc. *	19,049	100,198
Alector, Inc. *	38,074	187,324
Aligos Therapeutics, Inc. *	1,255	12,274
Alkermes PLC *	76,124	1,956,387
Allogene Therapeutics, Inc. *	71,083	181,617
Allovir, Inc. *	57,055	53,061
Alnylam Pharmaceuticals, Inc. *	59,151	15,769,065
Altimmune, Inc. *(a)	38,866	261,957
Alto Neuroscience, Inc. *	16,323	63,496
ALX Oncology Holdings, Inc. *	10,211	14,602
American Resources Corp. *(a)(c)	9,690	58
Amgen, Inc.	248,169	79,453,787
Amicus Therapeutics, Inc. *	121,964	1,392,829
Amneal Pharmaceuticals, Inc. *	62,593	530,163
Amphastar Pharmaceuticals, Inc. *	19,039	962,041
Amylyx Pharmaceuticals, Inc. *	27,499	148,495
AnaptysBio, Inc. *	10,575	228,737
Anavex Life Sciences Corp. *(a)	36,218	239,763
ANI Pharmaceuticals, Inc. *	7,569	433,287
Anika Therapeutics, Inc. *	5,811	99,426
Anixa Biosciences, Inc. *	12,785	44,748
Annexon, Inc. *	40,232	294,498
Apellis Pharmaceuticals, Inc. *	47,796	1,302,919
Apogee Therapeutics, Inc. *	16,064	835,971
Applied Therapeutics, Inc. *	50,019	442,168
Aquestive Therapeutics, Inc. *	27,867	152,990
Arbutus Biopharma Corp. *	68,681	264,078
Arcellx, Inc. *	17,501	1,474,809
Arcturus Therapeutics Holdings, Inc. *	10,133	179,658
Arcus Biosciences, Inc. *	24,937	381,536
Arcutis Biotherapeutics, Inc. *	45,056	374,415
Ardelyx, Inc. *	111,347	653,607
ArriVent Biopharma, Inc. *	14,988	439,748
Arrowhead Pharmaceuticals, Inc. *	56,099	1,078,784
ARS Pharmaceuticals, Inc. *	23,670	348,422
Artiva Biotherapeutics, Inc. *(a)	7,000	70,980
Arvinas, Inc. *	31,695	837,699
Assembly Biosciences, Inc. *	2,704	45,454
Assertio Holdings, Inc. *	40,135	41,339
Astria Therapeutics, Inc. *	18,061	201,922
Atara Biotherapeutics, Inc. *	1,643	14,639
Atea Pharmaceuticals, Inc. *	35,000	113,400
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	45,962	63,428
aTyr Pharma, Inc. *	26,689	83,270
Aura Biosciences, Inc. *	25,362	264,779
Avantor, Inc. *	313,346	7,009,550
Avid Bioservices, Inc. *	27,120	270,115
Avidity Biosciences, Inc. *	54,926	2,321,173
Avita Medical, Inc. *	10,054	101,545
Axsome Therapeutics, Inc. *	18,749	1,669,223
Azenta, Inc. *	24,499	1,006,664
Beam Therapeutics, Inc. *	33,904	742,837
BioCryst Pharmaceuticals, Inc. *	103,077	825,647
Biogen, Inc. *	67,342	11,717,508
Biohaven Ltd. *	37,987	1,890,233
BioLife Solutions, Inc. *	14,953	349,900
BioMarin Pharmaceutical, Inc. *	88,578	5,836,404
Biomea Fusion, Inc. *	9,488	88,903
Bio-Rad Laboratories, Inc., Class A *	9,115	3,264,902
Biote Corp., Class A *	7,115	36,287
Bio-Techne Corp.	72,336	5,334,780
Black Diamond Therapeutics, Inc. *	14,484	39,686
Bluebird Bio, Inc. *(a)	88,349	40,994
Blueprint Medicines Corp. *	29,253	2,559,930
Bridgebio Pharma, Inc. *	67,624	1,583,078
Bristol-Myers Squibb Co.	935,288	52,161,012
Bruker Corp.	52,321	2,961,892
C4 Therapeutics, Inc. *	40,958	218,306
Cabaletta Bio, Inc. *	16,585	58,877
Capricor Therapeutics, Inc. *(a)	13,479	270,928
Cardiff Oncology, Inc. *	16,399	51,165
CareDx, Inc. *	26,640	589,543
Cargo Therapeutics, Inc. *	19,853	387,133
Caribou Biosciences, Inc. *	46,922	91,967
Cartesian Therapeutics, Inc. *(a)	1,993	39,461
Cassava Sciences, Inc. *(a)	20,759	535,686
Catalent, Inc. *	83,541	4,895,503
Catalyst Pharmaceuticals, Inc. *	49,175	1,072,015
Celcuity, Inc. *	12,719	197,144
Celldex Therapeutics, Inc. *	30,271	788,862
CEL-SCI Corp. *	16,481	14,665
Century Therapeutics, Inc. *	34,816	40,038
CG oncology, Inc. *	23,432	832,539
Champions Oncology, Inc. *	6,854	26,799
Charles River Laboratories International, Inc. *	24,088	4,301,635
ChromaDex Corp. *	24,667	86,088
Cibus, Inc. *	7,726	30,827
Cidara Therapeutics, Inc. *	1,340	17,420
Citius Pharmaceuticals, Inc. *	76,073	28,352
Clearside Biomedical, Inc. *	20,216	20,620
Codexis, Inc. *	45,863	144,010
Cogent Biosciences, Inc. *	54,747	629,043
Coherus Biosciences, Inc. *	39,420	29,368
Collegium Pharmaceutical, Inc. *	14,303	488,304
Compass Therapeutics, Inc. *	42,767	70,138
Contineum Therapeutics, Inc., Class A *(a)	3,500	58,660
Corbus Pharmaceuticals Holdings, Inc. *	4,813	76,815
Corcept Therapeutics, Inc. *	42,109	2,062,078
CorMedix, Inc. *	22,604	227,283
Corvus Pharmaceuticals, Inc. *	15,668	138,505
Crinetics Pharmaceuticals, Inc. *	41,515	2,323,179
CRISPR Therapeutics AG *	38,545	1,788,103
CryoPort, Inc. *	20,286	135,105
Cullinan Therapeutics, Inc. *	20,998	326,519
Curis, Inc. *	2,854	12,215
Cyteir Therapeutics, Inc. *(c)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	231,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Cytokinetics, Inc. *	55,366	2,823,666
CytomX Therapeutics, Inc. *	24,817	24,710
Danaher Corp.	296,255	72,778,003
Day One Biopharmaceuticals, Inc. *	30,778	453,052
Denali Therapeutics, Inc. *	57,056	1,481,174
Design Therapeutics, Inc. *	15,000	78,600
DiaMedica Therapeutics, Inc. *	13,251	57,907
Dianthus Therapeutics, Inc. *	10,881	303,145
Disc Medicine, Inc. *	8,157	365,597
Dyadic International, Inc. *	16,336	17,316
Dynavax Technologies Corp. *	58,800	696,780
Dyne Therapeutics, Inc. *	37,318	1,076,997
Edgewise Therapeutics, Inc. *	31,611	1,061,181
Editas Medicine, Inc. *	39,120	113,448
Elanco Animal Health, Inc. *	228,326	2,886,041
Eledon Pharmaceuticals, Inc. *	14,987	69,690
Eli Lilly & Co.	364,014	302,036,976
Emergent BioSolutions, Inc. *(b)	27,070	245,254
Enanta Pharmaceuticals, Inc. *	8,668	97,472
Enliven Therapeutics, Inc. *	13,153	366,311
Entrada Therapeutics, Inc. *	7,643	131,001
Erasca, Inc. *	127,969	331,440
Esperion Therapeutics, Inc. *	95,770	195,371
Eton Pharmaceuticals, Inc. *	13,239	112,134
Evolus, Inc. *	22,279	363,593
Exact Sciences Corp. *	86,152	5,938,457
Exelixis, Inc. *	133,419	4,429,511
EyePoint Pharmaceuticals, Inc. *	24,819	291,871
Fate Therapeutics, Inc. *	38,651	91,603
FibroGen, Inc. *	58,027	17,489
Foghorn Therapeutics, Inc. *	15,974	121,722
Fortrea Holdings, Inc. *	41,466	697,458
Fulcrum Therapeutics, Inc. *	24,485	77,373
Galectin Therapeutics, Inc. *(a)	17,413	43,010
Generation Bio Co. *	24,023	52,370
Geron Corp. *	235,465	967,761
Gilead Sciences, Inc.	575,683	51,132,164
Gossamer Bio, Inc. *	156,778	137,651
GRAIL, Inc. *	12,100	164,197
Greenwich Lifesciences, Inc. *	2,671	35,925
Gyre Therapeutics, Inc. *(a)	6,662	95,267
Halozyme Therapeutics, Inc. *	58,883	2,977,713
Harmony Biosciences Holdings, Inc. *	16,980	545,567
Harrow, Inc. *	14,898	671,304
Harvard Bioscience, Inc. *	14,274	33,544
Heron Therapeutics, Inc. *	69,211	120,427
Hookipa Pharma, Inc. *	3,628	13,750
Humacyte, Inc. *	40,237	203,197
Ideaya Biosciences, Inc. *	38,060	1,071,389
IGM Biosciences, Inc. *(a)	12,921	221,466
Ikena Oncology, Inc. *	12,066	20,633
Illumina, Inc. *	73,755	10,631,046
Immunic, Inc. *	25,000	30,250
ImmunityBio, Inc. *(a)	69,586	362,543
Immunome, Inc. *	30,004	344,146
Immunovant, Inc. *	33,495	980,064
Incyte Corp. *	72,862	5,400,531
Inhibrx Biosciences, Inc. *	5,000	80,150
Inmune Bio, Inc. *	5,159	30,180
Innoviva, Inc. *	24,927	487,572
Inovio Pharmaceuticals, Inc. *	11,075	58,476
Inozyme Pharma, Inc. *	20,879	89,571
Insmed, Inc. *	79,631	5,357,574
Instil Bio, Inc. *	2,981	94,706
Intellia Therapeutics, Inc. *	48,444	688,874
Intra-Cellular Therapies, Inc. *	44,773	3,794,512
Invivyd, Inc. *	24,069	21,482
Ionis Pharmaceuticals, Inc. *	72,579	2,786,308
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Iovance Biotherapeutics, Inc. *	108,846	1,136,352
IQVIA Holdings, Inc. *	79,749	16,413,939
Ironwood Pharmaceuticals, Inc., Class A *	64,385	254,321
iTeos Therapeutics, Inc. *	10,503	88,750
Janux Therapeutics, Inc. *	13,885	749,651
Jasper Therapeutics, Inc. *	5,689	120,493
Jazz Pharmaceuticals PLC *	28,462	3,131,674
Johnson & Johnson	1,111,084	177,617,888
KalVista Pharmaceuticals, Inc. *	18,163	186,534
Karyopharm Therapeutics, Inc. *	51,000	50,480
Keros Therapeutics, Inc. *	16,316	946,981
Kezar Life Sciences, Inc. *	6,336	47,203
Kodiak Sciences, Inc. *	15,730	59,774
Korro Bio, Inc. *	3,147	180,953
Krystal Biotech, Inc. *	11,941	2,060,181
Kura Oncology, Inc. *	36,794	615,196
Kymera Therapeutics, Inc. *	21,904	1,011,308
Kyverna Therapeutics, Inc. *	7,200	34,416
Larimar Therapeutics, Inc. *	24,670	202,911
LENZ Therapeutics, Inc.	5,961	160,709
Lexeo Therapeutics, Inc. *	7,700	60,830
Lexicon Pharmaceuticals, Inc. *(c)	105,005	204,760
Lifecore Biomedical, Inc. *	10,427	59,225
Ligand Pharmaceuticals, Inc. *	8,505	898,978
Lineage Cell Therapeutics, Inc. *	68,183	56,681
Lipocine, Inc. *	2,942	16,299
Liquidia Corp. *	20,793	225,604
Longboard Pharmaceuticals, Inc. *	15,713	938,380
Madrigal Pharmaceuticals, Inc. *	7,855	2,037,116
MannKind Corp. *	122,373	865,177
Maravai LifeSciences Holdings, Inc., Class A *	64,482	477,812
MaxCyte, Inc. *	43,954	157,355
MediciNova, Inc. *	71,506	120,130
Medpace Holdings, Inc. *	11,860	3,726,649
MEI Pharma, Inc.	4,822	14,948
Merck & Co., Inc.	1,170,307	119,745,812
Merrimack Pharmaceuticals, Inc. *(c)	5,681	170
Mersana Therapeutics, Inc. *	44,571	80,674
Mesa Laboratories, Inc.	2,222	253,397
Mettler-Toledo International, Inc. *	9,790	12,646,232
MiMedx Group, Inc. *	51,298	351,391
Mind Medicine MindMed, Inc. *	34,045	214,483
Mineralys Therapeutics, Inc. *	13,309	178,074
Mirum Pharmaceuticals, Inc. *	17,908	688,742
Moderna, Inc. *	157,563	8,565,125
Monte Rosa Therapeutics, Inc. *	13,679	116,272
Myriad Genetics, Inc. *	41,186	904,445
Natera, Inc. *	57,329	6,934,516
Nautilus Biotechnology, Inc. *	22,256	57,866
Nektar Therapeutics, Class A *	99,411	118,299
Neumora Therapeutics, Inc. *	44,832	513,326
Neurocrine Biosciences, Inc. *	46,851	5,634,770
Neurogene, Inc. *	5,239	230,568
NextCure, Inc. *	10,000	13,250
Nkarta, Inc. *	20,319	62,583
Novavax, Inc. *	80,744	775,950
Nurix Therapeutics, Inc. *	27,751	682,120
Nuvalent, Inc., Class A *	17,180	1,520,258
Nuvation Bio, Inc. *	71,002	156,914
Nuvectis Pharma, Inc. *(a)	2,330	17,405
Ocugen, Inc. *(a)	170,254	155,101
Ocular Therapeutix, Inc. *	63,512	668,781
Olema Pharmaceuticals, Inc. *	26,228	302,409
Omeros Corp., Class B *(a)	26,846	108,458
OmniAb, Inc. *	48,133	196,864
Optinose, Inc. *	36,174	24,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc., Class A *	29,326	81,233
Organon & Co.	121,943	2,290,090
ORIC Pharmaceuticals, Inc. *	16,653	156,205
Oruka Therapeutics, Inc.	1,248	34,944
Outlook Therapeutics, Inc. *	15,430	88,877
Ovid therapeutics, Inc. *	26,321	29,743
Pacific Biosciences of California, Inc. *(a)	60,000	130,200
Pacira BioSciences, Inc. *	23,777	394,698
PDS Biotechnology Corp. *(a)	13,278	42,357
PepGen, Inc. *	8,314	55,039
Perrigo Co. PLC	61,521	1,576,783
Personalis, Inc. *	22,941	115,852
Perspective Therapeutics, Inc. *	23,469	277,169
Pfizer, Inc.	2,613,832	73,971,446
Phathom Pharmaceuticals, Inc. *(a)	14,962	256,598
Phibro Animal Health Corp., Class A	8,185	189,237
Pliant Therapeutics, Inc. *	25,045	352,383
Poseida Therapeutics, Inc., Class A *	31,911	75,629
Praxis Precision Medicines, Inc. *	7,468	522,685
Precigen, Inc. *	67,713	53,371
Prelude Therapeutics, Inc. *	7,515	9,018
Prestige Consumer Healthcare, Inc. *	23,185	1,709,894
Prime Medicine, Inc. *(a)	33,688	130,709
ProKidney Corp. *	17,259	27,614
ProPhase Labs, Inc. *	5,896	13,502
Protagonist Therapeutics, Inc. *	28,025	1,284,666
Prothena Corp. PLC *	17,365	295,205
PTC Therapeutics, Inc. *	35,678	1,424,266
Puma Biotechnology, Inc. *	19,453	55,441
Pyxis Oncology, Inc. *	14,524	51,705
Q32 Bio, Inc. *	1,220	57,621
Quanterix Corp. *	14,993	198,132
Rapport Therapeutics, Inc. *(a)	4,000	98,120
Recursion Pharmaceuticals, Inc., Class A *(a)	100,905	637,720
Regeneron Pharmaceuticals, Inc. *	48,982	41,056,712
REGENXBIO, Inc. *	18,906	162,403
Regulus Therapeutics, Inc. *	30,113	43,965
Relay Therapeutics, Inc. *	58,318	328,622
Relmada Therapeutics, Inc. *	12,505	43,517
Renovaro, Inc. *	84,399	44,909
RenovoRx, Inc. *	49,232	50,217
Repligen Corp. *	23,841	3,201,131
Replimune Group, Inc. *	24,096	283,369
Revance Therapeutics, Inc. *	48,041	283,442
REVOLUTION Medicines, Inc. *	73,315	3,922,352
Revvity, Inc.	56,727	6,727,255
Rezolute, Inc. *	13,757	75,388
Rhythm Pharmaceuticals, Inc. *	24,011	1,146,045
Rigel Pharmaceuticals, Inc. *	6,561	89,426
Rocket Pharmaceuticals, Inc. *	31,234	520,046
Roivant Sciences Ltd. *	207,765	2,399,686
Royalty Pharma PLC, Class A	176,548	4,766,796
Sage Therapeutics, Inc. *	24,082	146,419
Sana Biotechnology, Inc. *	52,599	184,096
Sangamo Therapeutics, Inc. *	80,106	136,180
Sarepta Therapeutics, Inc. *	44,123	5,559,498
Savara, Inc. *	40,048	145,574
Scholar Rock Holding Corp. *	32,893	935,477
Scilex Holding Co. *(c)	30,357	21,864
scPharmaceuticals, Inc. *	7,807	32,399
Seer, Inc., Class A *	17,867	33,947
SELLAS Life Sciences Group, Inc. *	16,238	19,161
Sera Prognostics, Inc., Class A *	12,000	92,280
Seres Therapeutics, Inc. *	83,698	68,616
Shattuck Labs, Inc. *	20,881	26,310
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SIGA Technologies, Inc.	17,097	123,440
Skye Bioscience, Inc. *(a)	11,064	57,975
Soleno Therapeutics, Inc. *	10,495	577,855
Solid Biosciences, Inc. *	10,276	56,724
Sotera Health Co. *	69,426	1,087,905
Spero Therapeutics, Inc. *	28,565	35,135
SpringWorks Therapeutics, Inc. *	37,343	1,125,145
Spyre Therapeutics, Inc. *	21,910	712,732
Standard BioTools, Inc. *	133,584	261,825
Stoke Therapeutics, Inc. *	16,208	200,331
Summit Therapeutics, Inc. *	61,715	1,147,282
Supernus Pharmaceuticals, Inc. *	24,988	851,341
Sutro Biopharma, Inc. *	52,094	169,306
Syndax Pharmaceuticals, Inc. *	36,496	688,315
Tango Therapeutics, Inc. *	31,079	168,914
Tarsus Pharmaceuticals, Inc. *	14,660	652,223
Taysha Gene Therapies, Inc. *	51,462	86,971
Tectonic Therapeutic, Inc. *	4,711	193,292
Tenaya Therapeutics, Inc. *	22,396	43,000
Terns Pharmaceuticals, Inc. *	16,643	114,171
TG Therapeutics, Inc. *	61,928	1,551,916
TherapeuticsMD, Inc. *	7,060	10,943
Theravance Biopharma, Inc. *	21,449	176,740
Thermo Fisher Scientific, Inc.	176,111	96,212,962
Third Harmonic Bio, Inc. *	5,232	72,149
Tourmaline Bio, Inc. *	6,869	175,297
Travere Therapeutics, Inc. *	29,285	512,487
Trevi Therapeutics, Inc. *	12,557	36,980
TScan Therapeutics, Inc. *	22,104	100,352
Twist Bioscience Corp. *	26,306	1,061,710
Tyra Biosciences, Inc. *	9,880	164,798
Ultragenyx Pharmaceutical, Inc. *	41,508	2,116,493
uniQure NV *	23,627	135,146
United Therapeutics Corp. *	20,394	7,626,744
Vanda Pharmaceuticals, Inc. *	24,287	112,935
Vaxart, Inc. *	153,547	117,510
Vaxcyte, Inc. *	51,857	5,514,992
Ventyx Biosciences, Inc. *	30,926	66,800
Vera Therapeutics, Inc., Class A *	26,354	1,064,175
Veracyte, Inc. *	34,001	1,147,194
Verastem, Inc. *	11,159	41,958
Vericel Corp. *	22,544	992,838
Verrica Pharmaceuticals, Inc. *(a)	7,637	10,692
Vertex Pharmaceuticals, Inc. *	119,094	56,686,362
Verve Therapeutics, Inc. *	28,192	161,540
Viatris, Inc.	550,917	6,390,637
Vigil Neuroscience, Inc. *	5,235	19,788
Viking Therapeutics, Inc. *	50,472	3,661,239
Vir Biotechnology, Inc. *	41,660	312,033
Viridian Therapeutics, Inc. *	26,670	575,272
Vistagen Therapeutics, Inc. *	23,302	71,770
Vor BioPharma, Inc. *	17,792	14,942
Voyager Therapeutics, Inc. *	25,228	172,307
Waters Corp. *	27,486	8,881,001
WaVe Life Sciences Ltd. *	47,986	657,888
Werewolf Therapeutics, Inc. *	6,982	17,839
West Pharmaceutical Services, Inc.	33,360	10,272,545
X4 Pharmaceuticals, Inc. *	42,386	21,201
XBiotech, Inc. *	10,477	76,063
Xencor, Inc. *	28,352	595,676
Xeris Biopharma Holdings, Inc. *	60,840	195,905
XOMA Royalty Corp. *	2,843	85,859
Y-mAbs Therapeutics, Inc. *	14,556	211,208
Zentalis Pharmaceuticals, Inc. *	41,861	114,281
Zevra Therapeutics, Inc. *	22,339	182,063
Zoetis, Inc.	208,895	37,346,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Zura Bio Ltd., Class A *	5,513	24,257
		1,708,074,352

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	71,798
Anywhere Real Estate, Inc. *	50,250	193,965
CBRE Group, Inc., Class A *	138,794	18,177,850
Compass, Inc., Class A *	209,485	1,330,230
CoStar Group, Inc. *	189,789	13,814,741
Cushman & Wakefield PLC *	111,185	1,506,557
Douglas Elliman, Inc. *	40,000	80,400
eXp World Holdings, Inc.	38,506	512,900
Forestar Group, Inc. *	9,724	306,987
FRP Holdings, Inc. *	5,956	172,724
Howard Hughes Holdings, Inc. *	14,474	1,100,603
InterGroup Corp. *	1,138	16,364
Jones Lang LaSalle, Inc. *	21,719	5,884,980
Kennedy-Wilson Holdings, Inc.	52,161	557,601
Marcus & Millichap, Inc.	11,056	418,359
Maui Land & Pineapple Co., Inc. *	3,498	76,921
Newmark Group, Inc., Class A	65,820	986,642
Offerpad Solutions, Inc. *	8,794	26,470
Opendoor Technologies, Inc. *	273,558	478,727
RE/MAX Holdings, Inc., Class A *	6,967	85,276
Redfin Corp. *	61,840	641,281
RMR Group, Inc., Class A	6,145	147,910
Seaport Entertainment Group, Inc. *	1,608	43,657
St. Joe Co.	18,058	933,599
Star Holdings *	6,000	76,440
Stratus Properties, Inc. *	3,398	75,741
Tejon Ranch Co. *	11,108	176,728
Zillow Group, Inc., Class C *	94,777	5,695,150
		53,590,601

Semiconductors & Semiconductor Equipment 10.3%
ACM Research, Inc., Class A *	22,189	417,042
Advanced Micro Devices, Inc. *	746,720	107,579,950
Aehr Test Systems *(a)	11,116	156,513
Allegro MicroSystems, Inc. *	75,374	1,570,794
Alpha & Omega Semiconductor Ltd. *	9,994	330,202
Ambarella, Inc. *	18,585	1,044,291
Amkor Technology, Inc.	53,364	1,358,114
Amtech Systems, Inc. *	6,347	35,289
Analog Devices, Inc.	228,682	51,021,241
Applied Materials, Inc.	382,046	69,371,913
Astera Labs, Inc. *	10,169	713,457
Atomera, Inc. *	12,488	51,950
Axcelis Technologies, Inc. *	14,904	1,271,460
AXT, Inc. *	15,887	40,909
Broadcom, Inc.	2,148,159	364,692,954
CEVA, Inc. *	10,247	239,114
Cirrus Logic, Inc. *	24,858	2,729,906
Cohu, Inc. *	20,047	499,571
Credo Technology Group Holding Ltd. *	66,459	2,505,504
Diodes, Inc. *	20,897	1,222,057
Enphase Energy, Inc. *	62,834	5,217,735
Entegris, Inc.	69,530	7,280,486
Everspin Technologies, Inc. *	8,698	53,754
First Solar, Inc. *	49,515	9,629,677
FormFactor, Inc. *	35,591	1,351,746
GCT Semiconductor Holding, Inc. *	24,775	57,230
GSI Technology, Inc. *	8,052	25,605
Ichor Holdings Ltd. *	16,163	440,603
Impinj, Inc. *	10,626	2,018,834
indie Semiconductor, Inc., Class A *	89,545	296,394
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intel Corp.	1,970,771	42,410,992
inTEST Corp. *	4,591	32,918
KLA Corp.	61,954	41,275,613
Kulicke & Soffa Industries, Inc.	25,768	1,155,953
Lam Research Corp.	601,860	44,748,291
Lattice Semiconductor Corp. *	63,876	3,235,958
MACOM Technology Solutions Holdings, Inc. *	26,891	3,022,548
Marvell Technology, Inc.	398,524	31,925,758
MaxLinear, Inc. *	36,453	472,795
Microchip Technology, Inc.	248,406	18,225,548
Micron Technology, Inc.	511,065	50,927,627
MKS Instruments, Inc.	31,134	3,092,540
Monolithic Power Systems, Inc.	22,576	17,141,957
Navitas Semiconductor Corp., Class A *	53,865	133,047
NVE Corp.	3,335	251,359
NVIDIA Corp.	11,351,935	1,507,082,891
NXP Semiconductors NV	117,681	27,596,195
ON Semiconductor Corp. *	196,833	13,874,758
Onto Innovation, Inc. *	22,995	4,560,598
PDF Solutions, Inc. *	12,456	352,754
Penguin Solutions, Inc. *	26,108	392,925
Photronics, Inc. *	31,345	714,666
Power Integrations, Inc.	27,802	1,680,075
Qorvo, Inc. *	43,996	3,135,155
QUALCOMM, Inc.	513,445	83,573,443
QuickLogic Corp. *(a)	7,578	56,229
Rambus, Inc. *	50,344	2,407,450
Semtech Corp. *	35,504	1,568,922
Silicon Laboratories, Inc. *	14,608	1,517,187
SiTime Corp. *	9,068	1,532,583
SkyWater Technology, Inc. *	12,405	121,693
Skyworks Solutions, Inc.	73,861	6,468,746
SolarEdge Technologies, Inc. *	25,000	426,500
Synaptics, Inc. *	17,731	1,217,588
Teradyne, Inc.	75,323	8,000,056
Texas Instruments, Inc.	421,178	85,566,523
Ultra Clean Holdings, Inc. *	21,314	712,953
Universal Display Corp.	20,619	3,718,018
Veeco Instruments, Inc. *	24,931	717,514
Wolfspeed, Inc. *	55,000	732,050
		2,649,004,671

Software & Services 11.1%
A10 Networks, Inc.	35,602	521,569
Accenture PLC, Class A	288,963	99,640,222
ACI Worldwide, Inc. *	47,379	2,331,047
Adeia, Inc.	46,966	583,787
Adobe, Inc. *	204,553	97,792,698
Agilysys, Inc. *	10,163	1,016,707
Airship AI Holdings, Inc., Class A *(a)	8,888	16,887
Akamai Technologies, Inc. *	69,848	7,060,236
Alarm.com Holdings, Inc. *	22,683	1,209,684
Alkami Technology, Inc. *	28,240	1,033,866
Altair Engineering, Inc., Class A *	26,529	2,758,751
Amplitude, Inc., Class A *	38,091	342,438
ANSYS, Inc. *	40,341	12,925,660
Appfolio, Inc., Class A *	10,707	2,225,664
Appian Corp., Class A *	17,792	636,064
Applied Digital Corp. *(a)	59,002	398,854
AppLovin Corp., Class A *	98,352	16,659,845
Arteris, Inc. *	9,920	67,555
Asana, Inc., Class A *	35,000	417,900
ASGN, Inc. *	21,209	1,953,349
Aspen Technology, Inc. *	12,262	2,878,259
Atlassian Corp., Class A *	73,152	13,792,078
SECURITY	NUMBER OF SHARES	VALUE ($)
AudioEye, Inc. *	4,308	91,760
Aurora Innovation, Inc. *	467,337	2,427,816
Autodesk, Inc. *	99,391	28,207,166
AvePoint, Inc. *	39,999	485,588
Backblaze, Inc., Class A *	18,678	134,855
Bentley Systems, Inc., Class B	72,575	3,502,470
BigBear.ai Holdings, Inc. *(a)	49,665	78,967
BigCommerce Holdings, Inc. *	30,500	159,820
Bill Holdings, Inc. *	46,070	2,688,645
Blackbaud, Inc. *	18,090	1,365,976
BlackLine, Inc. *	23,896	1,323,122
Blend Labs, Inc., Class A *	109,476	397,398
Box, Inc., Class A *	65,647	2,084,949
Braze, Inc., Class A *	27,590	867,981
Brightcove, Inc. *	15,409	33,283
C3.ai, Inc., Class A *	50,350	1,240,121
Cadence Design Systems, Inc. *	126,237	34,856,560
CCC Intelligent Solutions Holdings, Inc. *	195,975	2,040,100
Cerence, Inc. *	24,000	73,080
Cipher Mining, Inc. *	115,715	570,475
Cleanspark, Inc. *	119,128	1,263,948
Clear Secure, Inc., Class A	40,011	1,471,605
Clearwater Analytics Holdings, Inc., Class A *	72,472	1,892,244
Cloudflare, Inc., Class A *	139,664	12,249,929
Cognizant Technology Solutions Corp., Class A	228,981	17,079,693
CommVault Systems, Inc. *	20,147	3,146,760
Confluent, Inc., Class A *	112,902	2,954,645
Consensus Cloud Solutions, Inc. *	8,336	184,892
Core Scientific, Inc. *	122,053	1,622,084
CoreCard Corp. *	2,218	33,314
Couchbase, Inc. *	15,315	246,112
Crowdstrike Holdings, Inc., Class A *	106,665	31,665,639
CS Disco, Inc. *	11,500	67,620
CSP, Inc.	5,818	72,550
Daily Journal Corp. *	412	199,820
Datadog, Inc., Class A *	143,296	17,975,050
Dave, Inc. *	5,855	225,769
Digimarc Corp. *	5,752	178,197
Digital Turbine, Inc. *	62,036	198,515
DigitalOcean Holdings, Inc. *	30,236	1,196,741
DocuSign, Inc., Class A *	94,991	6,590,476
Dolby Laboratories, Inc., Class A	27,945	2,037,191
Domo, Inc., Class B *	14,774	117,453
DoubleVerify Holdings, Inc. *	63,042	1,074,866
Dropbox, Inc., Class A *	110,710	2,861,854
D-Wave Quantum, Inc. *	103,310	109,509
DXC Technology Co. *	83,184	1,652,034
Dynatrace, Inc. *	137,992	7,423,970
E2open Parent Holdings, Inc. *	113,579	332,786
eGain Corp. *	7,634	37,559
Elastic NV *	39,560	3,173,899
Enfusion, Inc., Class A *	18,455	164,434
Envestnet, Inc. *	23,500	1,475,330
EPAM Systems, Inc. *	26,392	4,978,851
EverCommerce, Inc. *	12,868	135,371
Expensify, Inc., Class A *	35,000	66,150
Fair Isaac Corp. *	11,304	22,530,115
Fastly, Inc., Class A *	57,803	417,916
Five9, Inc. *	33,968	1,003,075
Fortinet, Inc. *	293,264	23,068,146
Freshworks, Inc., Class A *	87,065	1,018,661
Gartner, Inc. *	35,572	17,874,930
Gen Digital, Inc.	248,992	7,248,157
Gitlab, Inc., Class A *	54,318	2,919,593
GoDaddy, Inc., Class A *	64,973	10,837,496
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Grid Dynamics Holdings, Inc. *	23,721	377,638
Guidewire Software, Inc. *	37,858	7,051,431
Hackett Group, Inc.	9,720	236,390
HashiCorp, Inc., Class A *	72,784	2,464,466
HubSpot, Inc. *	23,640	13,115,236
Hut 8 Corp. *(a)	43,655	689,312
iLearningEngines Holdings, Inc. *(a)	30,225	45,338
Informatica, Inc., Class A *	33,300	909,090
Information Services Group, Inc.	16,112	49,464
Instructure Holdings, Inc. *	7,509	176,762
Intapp, Inc. *	24,069	1,207,542
Intellicheck, Inc. *	12,962	33,053
InterDigital, Inc.	11,325	1,703,733
International Business Machines Corp.	424,739	87,802,046
Intuit, Inc.	129,117	78,800,105
Issuer Direct Corp. *	1,318	12,811
Jamf Holding Corp. *	24,817	412,955
Kaltura, Inc. *	33,164	42,118
Klaviyo, Inc., Class A *	35,452	1,348,240
Kyndryl Holdings, Inc. *	104,768	2,398,140
LivePerson, Inc. *	34,901	41,183
LiveRamp Holdings, Inc. *	30,335	759,285
Logility Supply Chain Solutions, Inc., Class A	13,798	145,569
Manhattan Associates, Inc. *	28,525	7,512,344
MARA Holdings, Inc. *	138,176	2,317,212
Matterport, Inc. *	145,059	661,469
Meridianlink, Inc. *	8,842	194,170
Microsoft Corp.	3,430,042	1,393,797,567
MicroStrategy, Inc., Class A *	81,450	19,914,525
Mitek Systems, Inc. *	18,641	160,126
MongoDB, Inc., Class A *	33,733	9,121,403
N-able, Inc. *	29,867	365,273
nCino, Inc. *	45,500	1,697,150
NCR Voyix Corp. *	66,187	847,855
NextNav, Inc. *	23,511	273,198
Nutanix, Inc., Class A *	112,285	6,972,898
Okta, Inc. *	74,257	5,338,336
Olo, Inc., Class A *	44,208	221,482
ON24, Inc. *	17,135	103,667
OneSpan, Inc. *	14,940	249,199
Onestream, Inc. *	15,109	446,018
Ooma, Inc. *	9,711	116,144
Oracle Corp.	737,502	123,782,336
PagerDuty, Inc. *	46,858	846,255
Palantir Technologies, Inc., Class A *	929,027	38,610,362
Palo Alto Networks, Inc. *	149,443	53,848,796
Pegasystems, Inc.	19,925	1,582,842
Porch Group, Inc. *	33,000	71,610
Procore Technologies, Inc. *	50,538	3,317,820
Progress Software Corp.	20,511	1,314,550
PROS Holdings, Inc. *	18,413	364,577
PTC, Inc. *	55,475	10,281,182
Q2 Holdings, Inc. *	28,358	2,400,788
Qualys, Inc. *	17,368	2,070,960
QXO, Inc.	113,000	1,719,860
Rackspace Technology, Inc. *	28,860	68,831
Rapid7, Inc. *	27,867	1,126,384
Red Violet, Inc. *	5,306	159,604
Rekor Systems, Inc. *	22,007	23,107
ReposiTrak, Inc.	6,299	121,256
Research Solutions, Inc. *	18,069	47,521
Rimini Street, Inc. *	21,843	38,662
RingCentral, Inc., Class A *	37,195	1,339,392
Riot Platforms, Inc. *	134,469	1,242,494
Roper Technologies, Inc.	49,525	26,631,078
Rubrik, Inc., Class A *	27,672	1,141,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	446,983	130,237,437
Samsara, Inc., Class A *	95,014	4,540,719
SecureWorks Corp., Class A *	5,067	42,411
SEMrush Holdings, Inc., Class A *	17,212	225,649
SentinelOne, Inc., Class A *	132,561	3,418,748
ServiceNow, Inc. *	95,031	88,662,973
Smartsheet, Inc., Class A *	64,475	3,637,679
Snowflake, Inc., Class A *	154,126	17,696,747
SolarWinds Corp.	20,785	271,868
SoundHound AI, Inc., Class A *(a)	142,088	714,703
SoundThinking, Inc. *	3,910	41,407
Sprinklr, Inc., Class A *	57,049	423,874
Sprout Social, Inc., Class A *	22,530	596,820
SPS Commerce, Inc. *	16,727	2,759,955
SRAX, Inc. *(c)	9,789	27
Synopsys, Inc. *	70,642	36,282,438
Telos Corp. *	25,409	89,186
Tenable Holdings, Inc. *	54,062	2,141,396
Teradata Corp. *	44,613	1,437,877
Terawulf, Inc. *	152,220	992,474
Thoughtworks Holding, Inc. *	49,108	218,040
Tucows, Inc., Class A *	4,136	76,599
Twilio, Inc., Class A *	74,902	6,040,846
Tyler Technologies, Inc. *	19,666	11,909,533
UiPath, Inc., Class A *	211,509	2,614,251
Unisys Corp. *	28,890	199,630
Unity Software, Inc. *	134,726	2,705,298
Upland Software, Inc. *	22,775	49,194
Varonis Systems, Inc., Class B *	52,574	2,648,152
Verint Systems, Inc. *	27,662	589,201
VeriSign, Inc. *	38,783	6,858,386
Vertex, Inc., Class A *	24,634	1,022,557
Viant Technology, Inc., Class A *	10,390	121,251
Weave Communications, Inc. *	12,631	177,087
WM Technology, Inc. *	40,927	31,723
Workday, Inc., Class A *	97,794	22,869,127
Workiva, Inc., Class A *	23,701	1,890,392
Xperi, Inc. *	20,285	185,202
Yext, Inc. *	46,726	338,296
Zeta Global Holdings Corp., Class A *	93,322	2,583,153
Zoom Video Communications, Inc., Class A *	121,846	9,106,770
Zscaler, Inc. *	43,629	7,887,687
Zuora, Inc., Class A *	61,121	605,098
		2,859,194,019

Technology Hardware & Equipment 8.1%
908 Devices, Inc. *	20,374	63,873
ADTRAN Holdings, Inc. *	33,081	200,967
Advanced Energy Industries, Inc.	17,189	1,865,522
Aeva Technologies, Inc. *	12,000	44,160
Airgain, Inc. *	7,096	65,780
Amphenol Corp., Class A	555,185	37,208,499
Apple, Inc.	7,016,122	1,585,012,121
Applied Optoelectronics, Inc. *	18,315	286,080
Arista Networks, Inc. *	118,882	45,940,760
Arlo Technologies, Inc. *	48,708	494,873
Arrow Electronics, Inc. *	24,411	2,896,853
AstroNova, Inc. *	4,083	51,691
Aviat Networks, Inc. *	4,936	100,941
Avnet, Inc.	41,153	2,230,904
Badger Meter, Inc.	13,674	2,735,484
Bel Fuse, Inc., Class B	5,365	404,628
Belden, Inc.	19,416	2,210,900
Benchmark Electronics, Inc.	17,566	760,608
Calix, Inc. *	27,533	974,118
CDW Corp.	61,467	11,569,933
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	66,154	4,201,441
Cisco Systems, Inc.	1,857,630	101,742,395
Clearfield, Inc. *	5,453	195,926
Climb Global Solutions, Inc.	1,603	164,131
Cognex Corp.	78,831	3,171,371
Coherent Corp. *	71,012	6,564,349
CommScope Holding Co., Inc. *	94,667	637,109
CompoSecure, Inc., Class A (a)	10,189	153,956
Corning, Inc.	357,175	16,997,958
Corsair Gaming, Inc. *	26,615	170,735
CPI Card Group, Inc. *	1,805	38,808
Crane NXT Co.	22,746	1,234,425
CTS Corp.	13,417	664,007
Daktronics, Inc. *	23,711	308,954
Dell Technologies, Inc., Class C	132,613	16,394,945
Diebold Nixdorf, Inc. *	17,287	800,042
Digi International, Inc. *	17,947	519,925
Eastman Kodak Co. *	29,007	136,913
ePlus, Inc. *	12,538	1,115,255
Evolv Technologies Holdings, Inc. *	65,781	141,429
Extreme Networks, Inc. *	61,060	911,626
F5, Inc. *	27,138	6,347,035
Fabrinet *	16,684	4,020,344
FARO Technologies, Inc. *	8,279	145,214
Flex Ltd. *	183,059	6,346,656
Frequency Electronics, Inc.	4,719	59,554
Genasys, Inc. *	20,918	77,815
Harmonic, Inc. *	56,948	631,553
Hewlett Packard Enterprise Co.	598,831	11,671,216
HP, Inc.	449,647	15,971,461
Identiv, Inc. *	8,288	29,340
Immersion Corp.	13,101	110,441
Infinera Corp. *	103,973	698,699
Inseego Corp. *	4,205	70,812
Insight Enterprises, Inc. *	12,752	2,230,580
Intevac, Inc. *	11,887	39,584
IonQ, Inc. *(a)	90,366	1,358,201
IPG Photonics Corp. *	13,349	1,080,735
Iteris, Inc. *	21,639	155,584
Itron, Inc. *	20,969	2,343,495
Jabil, Inc.	52,508	6,463,210
Juniper Networks, Inc.	150,961	5,872,383
Key Tronic Corp. *	4,943	29,658
Keysight Technologies, Inc. *	80,782	12,037,326
Kimball Electronics, Inc. *	10,963	195,032
Knowles Corp. *	40,205	696,351
KVH Industries, Inc. *	5,414	25,067
Lantronix, Inc. *	11,128	43,510
LightPath Technologies, Inc., Class A *	24,173	38,435
Lightwave Logic, Inc. *(a)	55,237	173,997
Littelfuse, Inc.	11,551	2,825,721
Lumentum Holdings, Inc. *	32,261	2,060,510
Luna Innovations, Inc. *	15,596	24,174
Methode Electronics, Inc.	15,172	132,300
MicroVision, Inc. *(a)	76,762	77,530
Mirion Technologies, Inc., Class A *	82,287	1,217,848
Motorola Solutions, Inc.	76,863	34,538,389
M-Tron Industries, Inc. *	2,643	133,154
Napco Security Technologies, Inc.	18,552	713,881
Neonode, Inc. *(a)	4,440	32,323
NetApp, Inc.	94,356	10,880,190
NETGEAR, Inc. *	13,065	286,385
NetScout Systems, Inc. *	32,036	673,717
nLight, Inc. *	20,404	254,642
Novanta, Inc. *	16,893	2,875,864
One Stop Systems, Inc. *	12,911	29,695
OSI Systems, Inc. *	7,329	968,967
Ouster, Inc. *	21,483	142,432
SECURITY	NUMBER OF SHARES	VALUE ($)
PAR Technology Corp. *	16,480	972,155
PC Connection, Inc.	5,698	362,678
Plexus Corp. *	12,143	1,749,806
Powerfleet, Inc. NJ *	44,255	222,603
Pure Storage, Inc., Class A *	142,547	7,134,477
Red Cat Holdings, Inc. *(a)	18,398	56,298
Research Frontiers, Inc. *	21,870	48,114
RF Industries Ltd. *	7,044	29,162
Ribbon Communications, Inc. *	38,255	136,188
Richardson Electronics Ltd.	5,554	76,312
Rogers Corp. *	8,205	822,797
Sanmina Corp. *	26,460	1,854,846
ScanSource, Inc. *	10,228	433,770
Seagate Technology Holdings PLC	97,050	9,740,909
SmartRent, Inc. *	88,649	149,817
Super Micro Computer, Inc. *	233,909	6,809,091
TD SYNNEX Corp.	34,549	3,985,227
TE Connectivity PLC	140,123	20,656,933
Teledyne Technologies, Inc. *	21,377	9,733,376
TransAct Technologies, Inc. *	3,397	14,573
Trimble, Inc. *	111,903	6,770,132
TTM Technologies, Inc. *	50,171	1,125,837
Turtle Beach Corp. *	12,904	206,077
Ubiquiti, Inc.	1,828	485,681
Viasat, Inc. *	39,177	376,099
Viavi Solutions, Inc. *	109,669	1,011,148
Vishay Intertechnology, Inc.	52,318	887,313
Vishay Precision Group, Inc. *	5,394	125,195
Vontier Corp.	73,249	2,716,073
Western Digital Corp. *	151,158	9,872,129
Wrap Technologies, Inc. *(a)	21,515	38,297
Xerox Holdings Corp.	54,423	444,636
Zebra Technologies Corp., Class A *	23,915	9,134,813
		2,086,397,967

Telecommunication Services 0.9%
Anterix, Inc. *	8,567	278,256
AST SpaceMobile, Inc., Class A *	62,489	1,487,863
AT&T, Inc.	3,311,031	74,630,639
ATN International, Inc.	5,256	110,166
Bandwidth, Inc., Class A *	15,306	298,467
Cogent Communications Holdings, Inc.	18,826	1,511,163
Consolidated Communications Holdings, Inc. *	28,849	133,715
Frontier Communications Parent, Inc. *	100,874	3,604,228
GCI Liberty, Inc. *(c)	35,715	0
Globalstar, Inc. *	393,479	413,153
Gogo, Inc. *	27,853	182,437
IDT Corp., Class B	8,928	418,991
Iridium Communications, Inc.	55,821	1,637,230
Liberty Global Ltd., Class C *	151,474	3,123,394
Liberty Latin America Ltd., Class C *	78,742	762,223
Lumen Technologies, Inc. *	466,865	2,983,267
NII Holdings, Inc. Escrow *(c)	28,127	16,876
Shenandoah Telecommunications Co.	21,835	302,196
Spok Holdings, Inc.	9,849	153,349
Telephone & Data Systems, Inc.	46,178	1,373,796
T-Mobile U.S., Inc.	226,302	50,501,554
U.S. Cellular Corp. *	5,896	363,783
Verizon Communications, Inc.	1,943,397	81,875,316
		226,162,062

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.6%
Air Transport Services Group, Inc. *	23,833	410,881
Alaska Air Group, Inc. *	57,126	2,736,907
Allegiant Travel Co.	6,715	436,542
American Airlines Group, Inc. *	309,647	4,149,270
ArcBest Corp.	11,604	1,208,905
Avis Budget Group, Inc.	8,421	698,943
Blade Air Mobility, Inc. *	26,008	93,499
CH Robinson Worldwide, Inc.	53,696	5,532,836
Covenant Logistics Group, Inc., Class A	3,394	171,736
CSX Corp.	893,632	30,061,780
Delta Air Lines, Inc.	294,614	16,857,813
Expeditors International of Washington, Inc.	64,669	7,695,611
FedEx Corp.	103,998	28,479,852
Forward Air Corp.	10,889	384,708
Frontier Group Holdings, Inc. *	55,371	336,656
FTAI Infrastructure, Inc.	43,117	347,954
Genco Shipping & Trading Ltd.	21,083	331,846
GXO Logistics, Inc. *	55,079	3,294,275
Heartland Express, Inc.	26,008	281,016
Hertz Global Holdings, Inc. *	40,444	112,434
Hub Group, Inc., Class A	27,438	1,190,535
JB Hunt Transport Services, Inc.	37,957	6,855,793
JetBlue Airways Corp. *	137,556	784,069
Joby Aviation, Inc. *(a)	219,508	1,053,638
Kirby Corp. *	26,767	3,071,781
Knight-Swift Transportation Holdings, Inc.	75,207	3,916,781
Landstar System, Inc.	16,207	2,848,704
Lyft, Inc., Class A *	165,717	2,149,349
Marten Transport Ltd.	24,450	378,486
Matson, Inc.	15,194	2,353,399
Mesa Air Group, Inc. *	12,880	11,798
Norfolk Southern Corp.	103,976	26,038,710
Old Dominion Freight Line, Inc.	87,375	17,590,335
PAM Transportation Services, Inc. *	3,071	47,539
Pangaea Logistics Solutions Ltd.	13,298	85,373
Proficient Auto Logistics, Inc. *	9,150	74,939
Radiant Logistics, Inc. *	16,850	112,053
RXO, Inc. *	63,186	1,781,213
Ryder System, Inc.	19,907	2,911,996
Saia, Inc. *	12,408	6,062,673
Schneider National, Inc., Class B	23,306	659,094
SkyWest, Inc. *	19,023	1,810,990
Southwest Airlines Co.	277,205	8,476,929
Spirit Airlines, Inc. (a)	50,365	120,876
Sun Country Airlines Holdings, Inc. *	20,591	289,304
Uber Technologies, Inc. *	968,304	69,766,303
U-Haul Holding Co., Non Voting Shares	51,377	3,506,994
Union Pacific Corp.	281,007	65,213,295
United Airlines Holdings, Inc. *	152,553	11,938,798
United Parcel Service, Inc., Class B	338,641	45,398,212
Universal Logistics Holdings, Inc.	3,300	138,732
Werner Enterprises, Inc.	27,633	1,019,381
Wheels Up Experience, Inc. *(a)	85,298	174,008
XPO, Inc. *	54,154	7,068,722
		398,524,266

Utilities 2.4%
AES Corp.	326,393	5,382,221
ALLETE, Inc.	26,534	1,695,788
Alliant Energy Corp.	118,380	7,102,800
Altus Power, Inc., Class A *	33,848	116,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameren Corp.	122,479	10,669,146
American Electric Power Co., Inc.	245,995	24,292,006
American States Water Co.	16,953	1,397,944
American Water Works Co., Inc.	90,660	12,521,053
Artesian Resources Corp., Class A	5,123	171,672
Atmos Energy Corp.	71,788	9,962,739
Avangrid, Inc.	33,121	1,182,751
Avista Corp.	35,541	1,332,077
Black Hills Corp.	32,157	1,903,373
Cadiz, Inc. *	22,878	69,549
California Water Service Group	26,419	1,372,731
CenterPoint Energy, Inc.	301,935	8,916,141
Chesapeake Utilities Corp.	10,366	1,241,743
Clearway Energy, Inc., Class C	52,183	1,480,953
CMS Energy Corp.	138,353	9,630,752
Consolidated Edison, Inc.	160,312	16,300,524
Consolidated Water Co. Ltd.	7,055	167,627
Constellation Energy Corp.	144,228	37,926,195
Dominion Energy, Inc.	386,507	23,008,762
DTE Energy Co.	95,325	11,841,271
Duke Energy Corp.	356,695	41,116,233
Edison International	178,159	14,680,302
Entergy Corp.	98,527	15,250,009
Essential Utilities, Inc.	117,070	4,518,902
Evergy, Inc.	106,565	6,440,789
Eversource Energy	165,945	10,927,478
Exelon Corp.	460,482	18,096,943
FirstEnergy Corp.	235,051	9,832,183
Genie Energy Ltd., Class B	9,550	150,126
Global Water Resources, Inc.	4,694	58,628
Hawaiian Electric Industries, Inc. *	75,641	776,833
IDACORP, Inc.	25,260	2,613,905
MGE Energy, Inc.	17,135	1,550,546
Middlesex Water Co.	7,892	482,911
Montauk Renewables, Inc. *	25,936	143,426
National Fuel Gas Co.	42,902	2,596,858
New Jersey Resources Corp.	46,598	2,138,382
NextEra Energy, Inc.	948,748	75,188,279
NiSource, Inc.	205,773	7,234,979
Northwest Natural Holding Co.	17,565	683,103
Northwestern Energy Group, Inc.	27,838	1,488,219
NRG Energy, Inc.	95,774	8,657,970
OGE Energy Corp.	93,165	3,725,668
Oklo, Inc. *(a)	33,267	747,177
ONE Gas, Inc.	25,379	1,808,761
Ormat Technologies, Inc.	25,412	2,008,056
Otter Tail Corp.	19,170	1,505,228
PG&E Corp.	985,462	19,926,042
Pinnacle West Capital Corp.	52,746	4,631,626
Portland General Electric Co.	48,458	2,296,909
PPL Corp.	340,761	11,095,178
Public Service Enterprise Group, Inc.	229,671	20,534,884
Pure Cycle Corp. *	8,445	88,841
RGC Resources, Inc.	3,883	79,485
Sempra	291,399	24,293,935
SJW Group	15,143	842,859
Southern Co.	505,695	46,033,416
Southwest Gas Holdings, Inc.	27,936	2,046,312
Spire, Inc.	25,802	1,647,716
Spruce Power Holding Corp. *	8,683	21,881
Sunnova Energy International, Inc. *	49,612	301,145
Talen Energy Corp. *	23,113	4,191,774
TXNM Energy, Inc.	43,143	1,878,446
UGI Corp.	96,071	2,297,058
Unitil Corp.	7,063	408,877
Vistra Corp.	158,850	19,849,896
WEC Energy Group, Inc.	146,505	13,995,623
Xcel Energy, Inc.	256,372	17,128,213
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
York Water Co.	6,196	217,913
		617,916,178
Total Common Stocks (Cost $11,143,978,270)		25,587,021,722

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(c)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(c)	23,364	1,066
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
Homology Medicines, Inc. CVR *(c)	21,971	1,695
IMARA, Inc. CVR *(c)	11,519	4,040
Magenta Therapeutics, Inc. CVR *(c)	27,369	1,341
Miromatrix Medical, Inc. CVR *(c)	11,036	9,096
Pardes Biosciences, Inc. CVR *(c)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(c)	5,234	995
Sesen Bio CVR *(c)	67,895	0
Surface Oncology, Inc. CVR *(c)	44,721	463
Tectonic Therapeutic, Inc. CVR *(c)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(c)	37,596	7,297
		53,230
Total Rights (Cost $29,538)		53,230

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (e)(f)	29,668,965	29,668,965
Total Short-Term Investments (Cost $29,668,965)		29,668,965
Total Investments in Securities (Cost $11,173,676,773)		25,616,743,917

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	109	12,036,870	(159,342)
S&P 500 Index, e-mini, expires 12/20/24	238	68,288,150	(978,492)
			(1,137,834)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,919,244.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($28,752 )	($189,786 )	$187,389	$—	—	$—
Tupperware Brands Corp.	—	—	(1,090)	(102,702)	63,365	—	—	—
						0

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	$—	$—	($11,239 )	($51,059 )	$36,001	$—	—	$—
Diversified Healthcare Trust	—	—	(3,000)	—	153,000	357,000	100,000	4,000
						357,000

Financial Services 0.2%
Charles Schwab Corp.	33,371,014	3,081,697	(261,537)	(100,882)	12,311,884	48,402,176	683,357	664,620

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	92,228	(106,700)	72,033	187,693	245,254	27,070	—

Transportation 0.0%
Daseke, Inc.	—	—	(158,132)	(15,671)	89,212	—	—	—
Total	$33,371,014	$3,173,925	($570,450 )	($388,067 )	$13,028,544	$49,004,430		$668,620

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,321,501,980	$—	$—	$18,321,501,980
Equity Real Estate Investment Trusts (REITs)	641,257,172	—	0 *	641,257,172
Health Care Equipment & Services	1,176,045,255	—	0 *	1,176,045,255
Materials	654,786,882	—	0 *	654,786,882
Pharmaceuticals, Biotechnology & Life Sciences	1,707,797,987	—	276,365	1,708,074,352
Software & Services	2,859,193,992	—	27	2,859,194,019
Telecommunication Services	226,145,186	—	16,876 *	226,162,062
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	53,230 *	53,230
Short-Term Investments[1]	29,668,965	—	—	29,668,965
Liabilities
Futures Contracts[2]	(1,137,834)	—	—	(1,137,834)
Total	$25,615,259,585	$—	$346,498	$25,615,606,083

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $27,201,348)		$49,004,430
Investments in securities, at value - unaffiliated issuers (cost $11,146,475,425) including securities on loan of $26,919,244		25,567,739,487
Cash		64,028,967
Deposit with broker for futures contracts		6,143,200
Receivables:
Dividends		12,717,549
Fund shares sold		9,713,138
Investments sold		659,699
Income from securities on loan	+	133,374
Total assets		25,710,139,844

Liabilities
Collateral held for securities on loan		29,668,965
Payables:
Fund shares redeemed		11,894,772
Variation margin on futures contracts		1,499,456
Investments bought		919,718
Investment adviser fees	+	660,404
Total liabilities		44,643,315
Net assets		$25,665,496,529

Net Assets by Source
Capital received from investors		$11,371,420,470
Total distributable earnings	+	14,294,076,059
Net assets		$25,665,496,529

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,665,496,529		264,730,669		$96.95

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $107,630)		$318,649,051
Other Interest		2,567,364
Dividends received from securities - affiliated issuers		668,620
Securities on loan, net	+	2,194,075
Total investment income		324,079,110

Expenses
Investment adviser fees		6,858,876
Total expenses	–	6,858,876
Net investment income		317,220,234

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(388,067)
Net realized losses on sales of securities - unaffiliated issuers		(127,788,167)
Net realized gains on futures contracts	+	23,667,167
Net realized losses		(104,509,067)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		13,028,544
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,671,920,209
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,659,752
Net change in unrealized appreciation (depreciation)	+	6,686,608,505
Net realized and unrealized gains		6,582,099,438
Increase in net assets resulting from operations		$6,899,319,672
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$317,220,234	$277,537,921
Net realized losses		(104,509,067)	(119,476,059)
Net change in unrealized appreciation (depreciation)	+	6,686,608,505	1,187,203,918
Increase in net assets resulting from operations		$6,899,319,672	$1,345,265,780

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($286,776,664 )	($253,821,250 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,522,767	$3,428,570,833	34,717,416	$2,458,225,307
Shares reinvested		3,034,125	235,903,178	2,670,248	178,132,255
Shares redeemed	+	(27,336,118)	(2,398,427,249)	(28,004,932)	(1,987,092,998)
Net transactions in fund shares		15,220,774	$1,266,046,762	9,382,732	$649,264,564

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		249,509,895	$17,786,906,759	240,127,163	$16,046,197,665
Total increase	+	15,220,774	7,878,589,770	9,382,732	1,740,709,094
End of period		264,730,669	$25,665,496,529	249,509,895	$17,786,906,759
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$77.88	$66.09	$89.23	$62.76	$49.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	0.67	0.64	0.56	0.55
Net realized and unrealized gains (losses)	33.23	11.71	(22.20)	26.39	13.65
Total from investment operations	33.92	12.38	(21.56)	26.95	14.20
Less distributions:
Distributions from net investment income	(0.60)	(0.59)	(0.51)	(0.48)	(0.50)
Distributions from net realized gains	—	—	(1.07)	—	—
Total distributions	(0.60)	(0.59)	(1.58)	(0.48)	(0.50)
Net asset value at end of period	$111.20	$77.88	$66.09	$89.23	$62.76
Total return	43.77%	18.89%	(24.63%)	43.14%	29.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%[2]	0.035%	0.035%
Net investment income (loss)	0.69%	0.91%	0.86%	0.73%	0.97%
Portfolio turnover rate	17%	20%[3]	18%	18%	41%
Net assets, end of period (x 1,000,000)	$2,899	$1,352	$929	$881	$487

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.5%
Tesla, Inc. *	292,224	73,012,166

Banks 0.2%
NU Holdings Ltd., Class A *	334,902	5,053,671
Popular, Inc.	560	49,969
		5,103,640

Capital Goods 1.9%
3M Co.	10,778	1,384,650
AAON, Inc.	7,179	819,985
Advanced Drainage Systems, Inc.	2,708	405,875
Armstrong World Industries, Inc.	1,541	215,047
Axon Enterprise, Inc. *	7,511	3,180,909
AZEK Co., Inc., Class A *	10,428	458,832
Boeing Co. *	11,878	1,773,504
Builders FirstSource, Inc. *	1,138	195,053
BWX Technologies, Inc.	1,925	234,369
Carlisle Cos., Inc.	653	275,716
Caterpillar, Inc.	7,292	2,743,251
Comfort Systems USA, Inc.	3,709	1,450,367
Core & Main, Inc., Class A *	13,205	584,717
EMCOR Group, Inc.	1,918	855,562
Fastenal Co.	50,939	3,982,411
Ferguson Enterprises, Inc.	1,446	284,486
Generac Holdings, Inc. *	3,000	496,650
General Electric Co.	24,641	4,232,831
HEICO Corp.	11,299	2,767,690
Honeywell International, Inc.	10,560	2,171,981
Howmet Aerospace, Inc.	2,681	267,349
Illinois Tool Works, Inc.	11,612	3,032,242
Lennox International, Inc.	3,365	2,027,648
Lincoln Electric Holdings, Inc.	1,570	302,319
Loar Holdings, Inc. *	914	78,769
Lockheed Martin Corp.	7,201	3,932,106
Quanta Services, Inc.	4,672	1,409,215
Rockwell Automation, Inc.	1,113	296,848
Simpson Manufacturing Co., Inc.	386	69,399
SiteOne Landscape Supply, Inc. *	1,680	234,763
Spirit AeroSystems Holdings, Inc., Class A *	1,394	45,124
Trane Technologies PLC	8,177	3,026,798
TransDigm Group, Inc.	1,153	1,501,552
Trex Co., Inc. *	11,333	802,943
United Rentals, Inc.	1,683	1,367,942
Vertiv Holdings Co., Class A	37,711	4,121,435
WillScot Holdings Corp. *	5,618	186,181
WW Grainger, Inc.	3,972	4,405,862
		55,622,381

Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	40,201	11,627,737
Booz Allen Hamilton Holding Corp., Class A	13,550	2,461,493
Broadridge Financial Solutions, Inc.	11,142	2,349,402
Cintas Corp.	34,621	7,125,348
Copart, Inc. *	85,883	4,420,398
Dayforce, Inc. *	1,798	127,568
Equifax, Inc.	2,598	688,522
KBR, Inc.	1,150	77,061
Paychex, Inc.	12,103	1,686,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Paycom Software, Inc.	3,339	697,951
Paycor HCM, Inc. *	204	3,078
Paylocity Holding Corp. *	4,615	851,791
Rollins, Inc.	29,566	1,393,741
Tetra Tech, Inc.	5,803	283,651
TransUnion	1,246	126,220
Veralto Corp.	11,825	1,208,397
Verisk Analytics, Inc., Class A	14,991	4,118,328
Waste Management, Inc.	42,260	9,121,821
		48,368,818

Consumer Discretionary Distribution & Retail 8.7%
Amazon.com, Inc. *	975,934	181,914,098
AutoZone, Inc. *	1,640	4,934,760
Burlington Stores, Inc. *	6,649	1,647,423
CarMax, Inc. *	1,102	79,763
Carvana Co., Class A *	4,033	997,401
Coupang, Inc., Class A *	121,509	3,133,717
Dick's Sporting Goods, Inc.	562	110,012
Etsy, Inc. *	8,205	422,065
Five Below, Inc. *	4,572	433,380
Floor & Decor Holdings, Inc., Class A *	4,016	413,849
Home Depot, Inc.	83,116	32,726,925
Murphy USA, Inc.	1,966	960,293
O'Reilly Automotive, Inc. *	5,623	6,484,106
Pool Corp.	3,963	1,433,179
RH *	300	95,415
Ross Stores, Inc.	8,010	1,119,157
TJX Cos., Inc.	70,683	7,989,300
Tractor Supply Co.	11,324	3,006,635
Ulta Beauty, Inc. *	4,376	1,614,656
Valvoline, Inc. *	13,179	530,850
Williams-Sonoma, Inc.	7,933	1,064,053
		251,111,037

Consumer Durables & Apparel 0.5%
Crocs, Inc. *	1,157	124,748
Deckers Outdoor Corp. *	15,979	2,570,861
Hasbro, Inc.	12,604	827,201
Lululemon Athletica, Inc. *	12,716	3,788,096
NIKE, Inc., Class B	78,151	6,027,787
SharkNinja, Inc.	1,421	131,030
Skechers USA, Inc., Class A *	1,227	75,411
Tempur Sealy International, Inc.	17,583	842,402
TopBuild Corp. *	284	100,360
YETI Holdings, Inc. *	2,544	89,574
		14,577,470

Consumer Services 2.4%
Airbnb, Inc., Class A *	46,084	6,211,662
Booking Holdings, Inc.	3,375	15,782,344
Bright Horizons Family Solutions, Inc. *	705	94,096
Cava Group, Inc. *	7,927	1,058,730
Chipotle Mexican Grill, Inc., Class A *	143,926	8,026,753
Choice Hotels International, Inc.	2,479	345,845
Churchill Downs, Inc.	7,333	1,027,353
Darden Restaurants, Inc.	6,616	1,058,692
Domino's Pizza, Inc.	1,272	526,265
DoorDash, Inc., Class A *	31,917	5,001,394
DraftKings, Inc., Class A *	47,557	1,679,713
Duolingo, Inc. *	3,872	1,134,380
Dutch Bros, Inc., Class A *	4,379	145,032
Expedia Group, Inc. *	13,325	2,082,831
Grand Canyon Education, Inc. *	1,002	137,384
H&R Block, Inc.	2,972	177,518
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	13,269	3,116,225
Hyatt Hotels Corp., Class A	648	94,252
Las Vegas Sands Corp.	37,088	1,923,013
Light & Wonder, Inc. *	9,367	878,437
McDonald's Corp.	4,932	1,440,687
Norwegian Cruise Line Holdings Ltd. *	45,204	1,145,469
Planet Fitness, Inc., Class A *	4,979	390,951
Royal Caribbean Cruises Ltd.	8,652	1,785,340
Starbucks Corp.	92,542	9,041,353
Texas Roadhouse, Inc., Class A	7,084	1,353,894
Vail Resorts, Inc.	3,343	553,902
Wendy's Co.	8,932	170,691
Wingstop, Inc.	3,083	886,948
Wyndham Hotels & Resorts, Inc.	737	65,092
Wynn Resorts Ltd.	838	80,465
Yum! Brands, Inc.	11,387	1,493,519
		68,910,230

Consumer Staples Distribution & Retail 1.5%
Casey's General Stores, Inc.	641	252,567
Costco Wholesale Corp.	46,610	40,745,530
Performance Food Group Co. *	2,303	187,119
Sysco Corp.	32,356	2,425,082
		43,610,298

Energy 0.4%
Antero Midstream Corp.	12,987	186,623
Cheniere Energy, Inc.	12,327	2,359,141
Civitas Resources, Inc.	2,660	129,781
EQT Corp.	3,972	145,137
Hess Corp.	19,007	2,556,061
Matador Resources Co.	860	44,815
New Fortress Energy, Inc. (a)	2,884	24,255
Permian Resources Corp., Class A	14,459	197,076
Targa Resources Corp.	23,055	3,849,263
Texas Pacific Land Corp.	1,975	2,302,850
Viper Energy, Inc.	3,365	174,644
Weatherford International PLC	7,562	597,398
		12,567,044

Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	49,096	10,483,960
Equinix, Inc.	550	499,444
Iron Mountain, Inc.	17,409	2,154,015
Lamar Advertising Co., Class A	2,236	295,152
Public Storage	2,502	823,308
Simon Property Group, Inc.	8,682	1,468,300
		15,724,179

Financial Services 5.7%
Ally Financial, Inc.	3,807	133,435
American Express Co.	22,070	5,960,666
Ameriprise Financial, Inc.	9,624	4,911,127
Apollo Global Management, Inc.	41,153	5,895,579
ARES Management Corp., Class A	19,196	3,218,785
Blackstone, Inc.	74,335	12,469,696
Block, Inc. *	24,469	1,769,598
Blue Owl Capital, Inc., Class A	52,916	1,183,202
Charles Schwab Corp. (b)	14,939	1,058,129
Coinbase Global, Inc., Class A *	17,468	3,131,139
Corpay, Inc. *	7,126	2,349,585
Credit Acceptance Corp. *	508	215,900
Equitable Holdings, Inc.	34,196	1,550,447
FactSet Research Systems, Inc.	1,414	642,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	19,130	3,785,827
Goldman Sachs Group, Inc.	8,967	4,643,023
Houlihan Lokey, Inc., Class A	591	102,107
Jefferies Financial Group, Inc.	5,211	333,400
KKR & Co., Inc.	20,512	2,835,579
Lazard, Inc.	10,493	556,024
LPL Financial Holdings, Inc.	7,820	2,206,648
Mastercard, Inc., Class A	86,847	43,387,893
Moody's Corp.	16,665	7,566,577
Morgan Stanley	7,257	843,626
Morningstar, Inc.	2,763	906,402
MSCI, Inc., Class A	4,679	2,672,645
Shift4 Payments, Inc., Class A *	6,414	580,082
SoFi Technologies, Inc. *	17,344	193,732
Toast, Inc., Class A *	46,512	1,396,755
TPG, Inc.	2,265	153,295
Tradeweb Markets, Inc., Class A	4,811	610,997
UWM Holdings Corp.	6,201	39,934
Visa, Inc., Class A	165,647	48,012,783
Western Union Co.	5,491	59,083
WEX, Inc. *	388	66,969
XP, Inc., Class A	4,698	82,027
		165,524,737

Food, Beverage & Tobacco 1.3%
Boston Beer Co., Inc., Class A *	230	66,946
Celsius Holdings, Inc. *	18,477	555,788
Coca-Cola Co.	233,368	15,241,264
Freshpet, Inc. *	1,532	203,051
Hershey Co.	2,082	369,722
Lamb Weston Holdings, Inc.	4,836	375,709
Monster Beverage Corp. *	60,147	3,168,544
PepsiCo, Inc.	114,342	18,989,919
Pilgrim's Pride Corp. *	370	17,923
		38,988,866

Health Care Equipment & Services 2.0%
Align Technology, Inc. *	4,645	952,364
Cardinal Health, Inc.	15,241	1,653,953
Cencora, Inc.	17,542	4,000,979
Chemed Corp.	143	77,254
Cigna Group	2,642	831,728
DaVita, Inc. *	5,236	732,045
Dexcom, Inc. *	42,004	2,960,442
Doximity, Inc., Class A *	1,113	46,457
Edwards Lifesciences Corp. *	11,997	803,919
Elevance Health, Inc.	3,940	1,598,694
GE HealthCare Technologies, Inc.	4,385	383,030
HCA Healthcare, Inc.	4,878	1,749,934
IDEXX Laboratories, Inc. *	8,677	3,530,845
Inspire Medical Systems, Inc. *	3,121	608,720
Insulet Corp. *	7,352	1,702,209
Intuitive Surgical, Inc. *	37,119	18,702,037
Masimo Corp. *	2,376	342,168
McKesson Corp.	5,909	2,957,986
Molina Healthcare, Inc. *	3,853	1,237,661
Penumbra, Inc. *	3,859	883,209
ResMed, Inc.	4,195	1,017,162
Stryker Corp.	11,345	4,041,997
UnitedHealth Group, Inc.	6,596	3,723,442
Veeva Systems, Inc., Class A *	15,533	3,243,756
		57,781,991

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.7%
Clorox Co.	13,010	2,062,735
Colgate-Palmolive Co.	47,049	4,408,962
elf Beauty, Inc. *	5,661	595,820
Estee Lauder Cos., Inc., Class A	8,678	598,261
Kimberly-Clark Corp.	14,426	1,935,681
Procter & Gamble Co.	55,598	9,183,678
		18,785,137

Insurance 0.7%
Allstate Corp.	4,389	818,636
Arthur J Gallagher & Co.	1,592	447,670
Brown & Brown, Inc.	11,042	1,155,435
Everest Group Ltd.	709	252,128
Kinsale Capital Group, Inc.	2,326	995,784
Markel Group, Inc. *	304	468,771
Marsh & McLennan Cos., Inc.	7,242	1,580,494
Progressive Corp.	51,716	12,558,196
RLI Corp.	265	41,332
Ryan Specialty Holdings, Inc., Class A	10,773	709,618
		19,028,064

Materials 0.6%
Avery Dennison Corp.	3,084	638,481
Celanese Corp., Class A	2,964	373,375
Chemours Co.	1,694	30,763
Cleveland-Cliffs, Inc. *	16,041	208,212
Eagle Materials, Inc.	2,658	758,753
Ecolab, Inc.	22,807	5,604,364
Louisiana-Pacific Corp.	4,776	472,346
Martin Marietta Materials, Inc.	401	237,528
RPM International, Inc.	3,044	386,923
Sealed Air Corp.	763	27,605
Sherwin-Williams Co.	22,513	8,076,989
Southern Copper Corp.	9,178	1,005,450
Vulcan Materials Co.	3,517	963,412
		18,784,201

Media & Entertainment 13.1%
Alphabet, Inc., Class A	617,111	105,593,863
Alphabet, Inc., Class C	516,974	89,276,240
Liberty Broadband Corp., Class C *	3,376	272,848
Liberty Media Corp.-Liberty Formula One, Class C *	8,590	685,826
Live Nation Entertainment, Inc. *	16,689	1,954,949
Madison Square Garden Sports Corp. *	227	50,553
Meta Platforms, Inc., Class A	230,458	130,803,352
Netflix, Inc. *	45,013	34,031,178
Nexstar Media Group, Inc., Class A	1,361	239,427
Pinterest, Inc., Class A *	63,480	2,018,029
ROBLOX Corp., Class A *	54,042	2,795,052
Roku, Inc. *	2,172	139,182
Spotify Technology SA *	15,477	5,960,193
TKO Group Holdings, Inc. *	1,093	127,630
Trade Desk, Inc., Class A *	46,515	5,591,568
TripAdvisor, Inc. *	1,053	16,890
Trump Media & Technology Group Corp. *(a)	3,723	131,571
		379,688,351

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	7,390	118,462
AbbVie, Inc.	80,441	16,399,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Alnylam Pharmaceuticals, Inc. *	11,826	3,152,693
Amgen, Inc.	43,900	14,055,024
Apellis Pharmaceuticals, Inc. *	10,870	296,316
Bruker Corp.	7,271	411,611
Eli Lilly & Co.	84,177	69,845,024
Exact Sciences Corp. *	7,617	525,040
Exelixis, Inc. *	24,965	828,838
Fortrea Holdings, Inc. *	875	14,717
Incyte Corp. *	829	61,445
Intra-Cellular Therapies, Inc. *	10,681	905,215
Ionis Pharmaceuticals, Inc. *	14,969	574,660
IQVIA Holdings, Inc. *	2,092	430,575
Medpace Holdings, Inc. *	2,659	835,511
Merck & Co., Inc.	266,540	27,272,373
Natera, Inc. *	11,880	1,437,005
Neurocrine Biosciences, Inc. *	10,492	1,261,873
Regeneron Pharmaceuticals, Inc. *	912	764,438
Repligen Corp. *	873	117,218
Sarepta Therapeutics, Inc. *	9,522	1,199,772
Ultragenyx Pharmaceutical, Inc. *	9,446	481,652
Vertex Pharmaceuticals, Inc. *	13,615	6,480,468
Viking Therapeutics, Inc. *	11,105	805,557
Waters Corp. *	3,767	1,217,155
West Pharmaceutical Services, Inc.	4,619	1,422,329
Zoetis, Inc.	39,725	7,102,035
		158,016,513

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc. *	1,487	402,918

Semiconductors & Semiconductor Equipment 16.9%
Advanced Micro Devices, Inc. *	111,596	16,077,636
Applied Materials, Inc.	80,637	14,642,067
Astera Labs, Inc. *	204	14,313
Broadcom, Inc.	478,017	81,152,946
Enphase Energy, Inc. *	13,942	1,157,744
Entegris, Inc.	15,827	1,657,245
KLA Corp.	14,171	9,441,145
Lam Research Corp.	137,653	10,234,501
Lattice Semiconductor Corp. *	12,353	625,803
Marvell Technology, Inc.	7,149	572,706
MKS Instruments, Inc.	479	47,579
Monolithic Power Systems, Inc.	4,948	3,757,016
NVIDIA Corp.	2,459,403	326,510,342
Onto Innovation, Inc. *	1,330	263,779
QUALCOMM, Inc.	110,435	17,975,505
Teradyne, Inc.	14,943	1,587,096
Texas Instruments, Inc.	11,830	2,403,383
Universal Display Corp.	2,526	455,488
		488,576,294

Software & Services 18.8%
Adobe, Inc. *	46,609	22,282,831
Appfolio, Inc., Class A *	2,384	495,562
AppLovin Corp., Class A *	27,622	4,678,891
Atlassian Corp., Class A *	16,481	3,107,328
Autodesk, Inc. *	22,709	6,444,814
Bentley Systems, Inc., Class B	15,095	728,485
Bill Holdings, Inc. *	2,446	142,749
Cadence Design Systems, Inc. *	28,730	7,932,928
Cloudflare, Inc., Class A *	31,615	2,772,952
Confluent, Inc., Class A *	26,190	685,392
Crowdstrike Holdings, Inc., Class A *	23,889	7,091,927
Datadog, Inc., Class A *	31,496	3,950,858
DocuSign, Inc., Class A *	21,376	1,483,067
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DoubleVerify Holdings, Inc. *	8,997	153,399
Dropbox, Inc., Class A *	7,727	199,743
Dynatrace, Inc. *	30,799	1,656,986
Elastic NV *	8,541	685,244
EPAM Systems, Inc. *	389	73,385
Fair Isaac Corp. *	2,103	4,191,510
Five9, Inc. *	7,916	233,760
Fortinet, Inc. *	54,460	4,283,824
Gartner, Inc. *	7,962	4,000,905
Gitlab, Inc., Class A *	12,421	667,629
Globant SA *	3,316	695,995
GoDaddy, Inc., Class A *	14,979	2,498,497
Guidewire Software, Inc. *	3,870	720,826
HashiCorp, Inc., Class A *	11,672	395,214
HubSpot, Inc. *	5,140	2,851,621
Intuit, Inc.	28,741	17,540,632
Manhattan Associates, Inc. *	6,473	1,704,729
Microsoft Corp.	781,568	317,590,157
MicroStrategy, Inc., Class A *	1,018	248,901
MongoDB, Inc., Class A *	7,410	2,003,664
nCino, Inc. *	5,134	191,498
Nutanix, Inc., Class A *	7,237	449,418
Okta, Inc. *	7,519	540,541
Oracle Corp.	165,157	27,719,951
Palantir Technologies, Inc., Class A *	211,902	8,806,647
Palo Alto Networks, Inc. *	32,369	11,663,522
Pegasystems, Inc.	4,704	373,686
Procore Technologies, Inc. *	10,835	711,318
PTC, Inc. *	7,526	1,394,794
RingCentral, Inc., Class A *	8,478	305,293
Salesforce, Inc.	83,578	24,352,122
SentinelOne, Inc., Class A *	4,460	115,023
ServiceNow, Inc. *	21,578	20,132,058
Smartsheet, Inc., Class A *	13,934	786,156
Snowflake, Inc., Class A *	33,165	3,808,005
Synopsys, Inc. *	16,030	8,233,168
Teradata Corp. *	10,289	331,614
Twilio, Inc., Class A *	3,584	289,050
Tyler Technologies, Inc. *	3,802	2,302,453
UiPath, Inc., Class A *	40,201	496,884
Unity Software, Inc. *	13,616	273,409
VeriSign, Inc. *	673	119,013
Workday, Inc., Class A *	22,306	5,216,258
Zscaler, Inc. *	9,606	1,736,669
		544,542,955

Technology Hardware & Equipment 12.8%
Amphenol Corp., Class A	72,604	4,865,920
Apple, Inc.	1,527,764	345,137,165
Arista Networks, Inc. *	27,093	10,469,819
CDW Corp.	7,203	1,355,821
Cognex Corp.	872	35,081
Dell Technologies, Inc., Class C	4,529	559,920
HP, Inc.	25,360	900,787
Jabil, Inc.	978	120,382
Motorola Solutions, Inc.	8,193	3,681,524
NetApp, Inc.	9,760	1,125,426
Pure Storage, Inc., Class A *	28,329	1,417,866
Super Micro Computer, Inc. *	52,155	1,518,232
Ubiquiti, Inc.	206	54,732
Zebra Technologies Corp., Class A *	1,146	437,738
		371,680,413

Telecommunication Services 0.0%
Iridium Communications, Inc.	1,253	36,750

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.0%
American Airlines Group, Inc. *	4,159	55,731
Avis Budget Group, Inc.	675	56,025
Expeditors International of Washington, Inc.	2,443	290,717
Lyft, Inc., Class A *	25,460	330,216
Old Dominion Freight Line, Inc.	20,701	4,167,525
Saia, Inc. *	1,629	795,946
Uber Technologies, Inc. *	211,481	15,237,206
U-Haul Holding Co., Non Voting Shares	4,929	336,454
Union Pacific Corp.	30,725	7,130,351
XPO, Inc. *	11,982	1,564,010
		29,964,181

Utilities 0.2%
Constellation Energy Corp.	5,254	1,381,592
NRG Energy, Inc.	9,002	813,781
Vistra Corp.	36,268	4,532,049
		6,727,422
Total Common Stocks (Cost $1,903,200,476)		2,887,136,056

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	11,500	4,300,540
Total Investment Companies (Cost $3,922,368)		4,300,540

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)	6,385,058	6,385,058
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	217,000	217,000
		6,602,058
Total Short-Term Investments (Cost $6,602,058)		6,602,058
Total Investments in Securities (Cost $1,913,724,902)		2,898,038,654

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	26	7,460,050	(145,203)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $188,805.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$—	$1,127,434	($34,367 )	($270 )	($34,668 )	$1,058,129	14,939	$3,544

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,887,136,056	$—	$—	$2,887,136,056
Investment Companies[1]	4,300,540	—	—	4,300,540
Short-Term Investments[1]	6,602,058	—	—	6,602,058
Liabilities
Futures Contracts[2]	(145,203)	—	—	(145,203)
Total	$2,897,893,451	$—	$—	$2,897,893,451

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,092,797)		$1,058,129
Investments in securities, at value - unaffiliated issuers (cost $1,912,632,105) including securities on loan of $188,805		2,896,980,525
Cash		33,070
Deposit with broker for futures contracts		569,400
Receivables:
Investments sold		4,755,383
Fund shares sold		3,993,054
Dividends		505,028
Income from securities on loan	+	1,486
Total assets		2,907,896,075

Liabilities
Collateral held for securities on loan		217,000
Payables:
Fund shares redeemed		8,272,306
Variation margin on futures contracts		130,393
Investment adviser fees		86,280
Investments bought	+	86,227
Total liabilities		8,792,206
Net assets		$2,899,103,869

Net Assets by Source
Capital received from investors		$1,970,357,325
Total distributable earnings	+	928,746,544
Net assets		$2,899,103,869

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,899,103,869		26,071,585		$111.20

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,895)		$16,361,455
Other Interest		25,415
Dividends received from securities - affiliated issuers		3,544
Securities on loan, net	+	11,878
Total investment income		16,402,292

Expenses
Investment adviser fees		791,262
Total expenses	–	791,262
Net investment income		15,611,030

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(270)
Net realized gains on sales of securities - unaffiliated issuers		6,865,717
Net realized gains on futures contracts	+	2,157,164
Net realized gains		9,022,611
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(34,668)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		680,886,212
Net change in unrealized appreciation (depreciation) on futures contracts	+	(68,049)
Net change in unrealized appreciation (depreciation)	+	680,783,495
Net realized and unrealized gains		689,806,106
Increase in net assets resulting from operations		$705,417,136
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$15,611,030	$10,256,291
Net realized gains (losses)		9,022,611	(9,170,887)
Net change in unrealized appreciation (depreciation)	+	680,783,495	176,000,176
Increase in net assets resulting from operations		$705,417,136	$177,085,580

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,280,497 )	($8,433,385 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,503,073	$1,436,032,229	8,578,433	$642,610,935
Shares reinvested		109,605	9,527,758	108,233	7,134,711
Shares redeemed	+	(5,902,491)	(592,645,790)	(5,382,041)	(395,332,838)
Net transactions in fund shares		8,710,187	$852,914,197	3,304,625	$254,412,808

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,361,398	$1,352,053,033	14,056,773	$928,988,030
Total increase	+	8,710,187	1,547,050,836	3,304,625	423,065,003
End of period		26,071,585	$2,899,103,869	17,361,398	$1,352,053,033
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$46.50	$47.51	$53.65	$38.09	$43.06
Income (loss) from investment operations:
Net investment income (loss)[1]	1.19	1.12	1.01	0.97	1.00
Net realized and unrealized gains (losses)	12.94	(1.04)	(4.60)	15.47	(4.07)
Total from investment operations	14.13	0.08	(3.59)	16.44	(3.07)
Less distributions:
Distributions from net investment income	(1.18)	(1.03)	(0.91)	(0.88)	(1.06)
Distributions from net realized gains	(0.14)	(0.06)	(1.64)	—	(0.84)
Total distributions	(1.32)	(1.09)	(2.55)	(0.88)	(1.90)
Net asset value at end of period	$59.31	$46.50	$47.51	$53.65	$38.09
Total return	30.97%	0.11%	(7.04%)	43.70%	(7.69%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%[2]	0.035%	0.035%
Net investment income (loss)	2.18%	2.31%	2.05%	1.97%	2.57%
Portfolio turnover rate	30%[3]	42%[3]	15%[3]	20%	50%
Net assets, end of period (x 1,000)	$762,787	$592,653	$647,796	$575,972	$331,322

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	8,246	468,620
BorgWarner, Inc.	6,890	231,711
Ford Motor Co.	119,852	1,233,277
General Motors Co.	33,980	1,724,825
Gentex Corp.	7,054	213,807
Harley-Davidson, Inc.	3,667	117,161
Lear Corp.	1,691	161,930
Lucid Group, Inc. *(a)	30,213	66,771
QuantumScape Corp., Class A *(a)	10,657	54,883
Rivian Automotive, Inc., Class A *	25,001	252,510
Thor Industries, Inc.	1,536	159,867
		4,685,362

Banks 7.1%
Bank of America Corp.	206,403	8,631,773
Bank OZK	3,221	140,919
BOK Financial Corp.	688	73,086
Citigroup, Inc.	58,288	3,740,341
Citizens Financial Group, Inc.	13,738	578,645
Columbia Banking System, Inc.	6,312	179,955
Comerica, Inc.	4,060	258,663
Commerce Bancshares, Inc.	3,630	226,875
Cullen/Frost Bankers, Inc.	1,801	229,357
East West Bancorp, Inc.	4,206	410,043
Fifth Third Bancorp	20,736	905,748
First Citizens BancShares, Inc., Class A	364	705,195
First Hawaiian, Inc.	3,855	95,373
First Horizon Corp.	16,551	286,829
FNB Corp.	10,743	155,774
Huntington Bancshares, Inc.	43,895	684,323
JPMorgan Chase & Co.	87,158	19,342,103
KeyCorp	28,234	487,036
M&T Bank Corp.	5,048	982,745
Pinnacle Financial Partners, Inc.	2,323	244,960
PNC Financial Services Group, Inc.	12,081	2,274,490
Popular, Inc.	1,961	174,980
Prosperity Bancshares, Inc.	2,697	197,420
Regions Financial Corp.	27,934	666,785
Synovus Financial Corp.	4,371	217,982
TFS Financial Corp.	1,401	18,003
Truist Financial Corp.	40,622	1,748,777
U.S. Bancorp	47,426	2,291,150
Webster Financial Corp.	5,191	268,894
Wells Fargo & Co.	106,566	6,918,265
Western Alliance Bancorp	3,259	271,181
Wintrust Financial Corp.	1,969	228,187
Zions Bancorp NA	4,411	229,637
		53,865,494

Capital Goods 11.2%
3M Co.	13,679	1,757,341
A.O. Smith Corp.	3,679	276,293
Acuity Brands, Inc.	938	282,047
Advanced Drainage Systems, Inc.	1,325	198,591
AECOM	4,121	440,123
AGCO Corp.	1,878	187,499
Air Lease Corp., Class A	3,159	140,102
Allegion PLC	2,662	371,695
Allison Transmission Holdings, Inc.	2,624	280,401
AMETEK, Inc.	7,013	1,285,763
API Group Corp. *	6,912	235,976
SECURITY	NUMBER OF SHARES	VALUE ($)
Armstrong World Industries, Inc.	873	121,827
AZEK Co., Inc., Class A *	1,297	57,068
Boeing Co. *	17,484	2,610,536
Builders FirstSource, Inc. *	3,306	566,648
BWX Technologies, Inc.	2,214	269,554
Carlisle Cos., Inc.	1,211	511,320
Carrier Global Corp.	25,529	1,856,469
Caterpillar, Inc.	12,758	4,799,560
CNH Industrial NV	26,472	297,280
Core & Main, Inc., Class A *	2,006	88,826
Crane Co.	1,490	234,347
Cummins, Inc.	4,152	1,365,925
Curtiss-Wright Corp.	1,163	401,188
Deere & Co.	7,669	3,103,568
Donaldson Co., Inc.	3,642	266,449
Dover Corp.	4,169	789,317
Eaton Corp. PLC	12,139	4,025,050
EMCOR Group, Inc.	851	379,606
Emerson Electric Co.	17,375	1,881,191
Esab Corp.	1,707	210,029
Fastenal Co.	2,759	215,699
Ferguson Enterprises, Inc.	5,750	1,131,255
Flowserve Corp.	4,022	211,718
Fortive Corp.	10,687	763,372
Fortune Brands Innovations, Inc.	3,734	311,154
Gates Industrial Corp. PLC *	6,228	120,512
GE Vernova, Inc. *	8,286	2,499,555
Generac Holdings, Inc. *	912	150,982
General Dynamics Corp.	8,300	2,420,363
General Electric Co.	25,987	4,464,047
Graco, Inc.	5,066	412,626
Hayward Holdings, Inc. *	4,349	70,715
Hexcel Corp.	2,438	143,086
Honeywell International, Inc.	16,747	3,444,523
Howmet Aerospace, Inc.	11,561	1,152,863
Hubbell, Inc., Class B	1,628	695,205
Huntington Ingalls Industries, Inc.	1,207	223,247
IDEX Corp.	2,310	495,818
Illinois Tool Works, Inc.	5,637	1,471,990
Ingersoll Rand, Inc.	12,296	1,180,416
ITT, Inc.	2,512	351,981
Johnson Controls International PLC	20,296	1,533,363
L3Harris Technologies, Inc.	5,754	1,423,942
Lincoln Electric Holdings, Inc.	1,211	233,190
Loar Holdings, Inc. *	28	2,413
Lockheed Martin Corp.	4,413	2,409,719
Masco Corp.	6,688	534,438
MasTec, Inc. *	1,917	235,580
MDU Resources Group, Inc.	6,265	180,745
Middleby Corp. *	1,608	208,558
MSC Industrial Direct Co., Inc., Class A	1,384	109,433
Nordson Corp.	1,719	426,123
Northrop Grumman Corp.	4,194	2,134,830
nVent Electric PLC	5,031	375,162
Oshkosh Corp.	2,003	204,787
Otis Worldwide Corp.	12,290	1,206,878
Owens Corning	2,610	461,422
PACCAR, Inc.	15,641	1,631,043
Parker-Hannifin Corp.	3,891	2,467,166
Pentair PLC	4,998	495,402
Quanta Services, Inc.	3,061	923,289
RBC Bearings, Inc. *	863	241,942
Regal Rexnord Corp.	2,029	337,910
Rockwell Automation, Inc.	3,174	846,537
RTX Corp.	40,439	4,892,715
Sensata Technologies Holding PLC	4,502	154,599
Simpson Manufacturing Co., Inc.	1,174	211,073
SiteOne Landscape Supply, Inc. *	850	118,779
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	1,580	521,605
Spirit AeroSystems Holdings, Inc., Class A *	3,091	100,056
Stanley Black & Decker, Inc.	4,685	435,424
Textron, Inc.	5,694	457,911
Timken Co.	1,951	161,933
Toro Co.	3,157	254,075
Trane Technologies PLC	4,536	1,679,046
TransDigm Group, Inc.	1,321	1,720,338
United Rentals, Inc.	1,531	1,244,397
Valmont Industries, Inc.	600	187,008
Watsco, Inc.	1,048	495,714
WESCO International, Inc.	1,331	255,512
Westinghouse Air Brake Technologies Corp.	5,313	998,738
WillScot Holdings Corp. *	3,951	130,936
Woodward, Inc.	1,830	300,285
WW Grainger, Inc.	172	190,788
Xylem, Inc.	7,369	897,397
		85,254,917

Commercial & Professional Services 1.3%
Amentum Holdings, Inc. *	3,777	112,328
Automatic Data Processing, Inc.	908	262,630
Broadridge Financial Solutions, Inc.	310	65,367
CACI International, Inc., Class A *	675	372,978
Cintas Corp.	540	111,137
Clarivate PLC *	12,388	81,761
Clean Harbors, Inc. *	1,553	359,147
Concentrix Corp.	1,457	61,937
Copart, Inc. *	1,815	93,418
Dayforce, Inc. *	4,121	292,385
Dun & Bradstreet Holdings, Inc.	9,160	108,912
Equifax, Inc.	2,990	792,410
FTI Consulting, Inc. *	1,070	208,736
Genpact Ltd.	5,382	205,431
Jacobs Solutions, Inc.	3,777	530,971
KBR, Inc.	3,698	247,803
Leidos Holdings, Inc.	4,101	751,139
ManpowerGroup, Inc.	1,444	90,755
MSA Safety, Inc.	1,134	188,187
Parsons Corp. *	1,389	150,234
Paychex, Inc.	6,259	872,066
Paycom Software, Inc.	570	119,147
Paycor HCM, Inc. *	1,982	29,908
RB Global, Inc.	5,539	469,375
Republic Services, Inc., Class A	6,233	1,234,134
Robert Half, Inc.	3,072	209,234
Science Applications International Corp.	1,538	221,918
SS&C Technologies Holdings, Inc.	6,493	454,055
Stericycle, Inc. *	2,780	170,887
Tetra Tech, Inc.	6,343	310,046
TransUnion	5,567	563,937
Veralto Corp.	4,146	423,680
Vestis Corp.	3,861	52,201
		10,218,254

Consumer Discretionary Distribution & Retail 2.1%
Advance Auto Parts, Inc.	1,810	64,599
AutoNation, Inc. *	758	117,846
AutoZone, Inc. *	45	135,405
Bath & Body Works, Inc.	6,864	194,800
Best Buy Co., Inc.	6,532	590,689
CarMax, Inc. *	4,455	322,453
Carvana Co., Class A *	2,140	529,243
Dick's Sporting Goods, Inc.	1,548	303,021
Dillard's, Inc., Class A	93	34,551
eBay, Inc.	15,371	883,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Etsy, Inc. *	1,216	62,551
Five Below, Inc. *	335	31,755
Floor & Decor Holdings, Inc., Class A *	2,000	206,100
GameStop Corp., Class A *	11,398	252,808
Gap, Inc.	6,086	126,406
Genuine Parts Co.	4,226	484,722
Home Depot, Inc.	6,095	2,399,906
Kohl's Corp.	3,355	62,000
Lithia Motors, Inc., Class A	826	274,538
LKQ Corp.	7,993	294,063
Lowe's Cos., Inc.	17,417	4,560,293
Macy's, Inc.	8,302	127,353
Nordstrom, Inc.	3,037	68,667
Ollie's Bargain Outlet Holdings, Inc. *	1,833	168,324
O'Reilly Automotive, Inc. *	135	155,674
Penske Automotive Group, Inc.	581	87,481
RH *	361	114,816
Ross Stores, Inc.	7,680	1,073,050
TJX Cos., Inc.	14,105	1,594,288
Ulta Beauty, Inc. *	196	72,320
Wayfair, Inc., Class A *	2,877	123,222
Williams-Sonoma, Inc.	1,584	212,462
		15,729,392

Consumer Durables & Apparel 1.3%
Amer Sports, Inc. *	1,771	31,612
Birkenstock Holding PLC *	1,185	54,510
Brunswick Corp.	2,037	162,430
Capri Holdings Ltd. *	3,463	68,360
Carter's, Inc.	1,090	59,623
Columbia Sportswear Co.	1,018	81,918
Crocs, Inc. *	1,493	160,975
DR Horton, Inc.	9,020	1,524,380
Garmin Ltd.	4,700	932,245
Hasbro, Inc.	525	34,456
Leggett & Platt, Inc.	4,044	48,528
Lennar Corp., Class A	7,552	1,286,106
Mattel, Inc. *	10,298	209,873
Mohawk Industries, Inc. *	1,591	213,624
Newell Brands, Inc.	12,738	112,094
NIKE, Inc., Class B	13,967	1,077,275
NVR, Inc. *	87	796,294
Polaris, Inc.	1,586	110,877
PulteGroup, Inc.	6,279	813,319
PVH Corp.	1,688	166,200
Ralph Lauren Corp., Class A	1,225	242,464
SharkNinja, Inc.	1,604	147,905
Skechers USA, Inc., Class A *	3,659	224,882
Tapestry, Inc.	6,938	329,208
Toll Brothers, Inc.	3,115	456,161
TopBuild Corp. *	891	314,862
Under Armour, Inc., Class A *	10,930	93,452
VF Corp.	10,734	222,301
Whirlpool Corp.	1,601	165,720
YETI Holdings, Inc. *	1,811	63,765
		10,205,419

Consumer Services 2.1%
ADT, Inc.	8,601	61,927
Aramark	8,036	304,002
Booking Holdings, Inc.	63	294,604
Boyd Gaming Corp.	2,086	144,539
Bright Horizons Family Solutions, Inc. *	1,469	196,067
Caesars Entertainment, Inc. *	6,553	262,448
Carnival Corp. *	30,319	667,018
Choice Hotels International, Inc.	132	18,415
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Darden Restaurants, Inc.	1,708	273,314
Domino's Pizza, Inc.	686	283,819
DoorDash, Inc., Class A *	1,332	208,724
Dutch Bros, Inc., Class A *	2,016	66,770
Grand Canyon Education, Inc. *	601	82,403
H&R Block, Inc.	3,354	200,334
Hilton Worldwide Holdings, Inc.	3,641	855,089
Hyatt Hotels Corp., Class A	1,130	164,358
Marriott International, Inc., Class A	6,980	1,814,940
Marriott Vacations Worldwide Corp.	1,055	81,267
McDonald's Corp.	20,508	5,990,592
MGM Resorts International *	7,127	262,772
Penn Entertainment, Inc. *	4,592	90,692
Planet Fitness, Inc., Class A *	1,211	95,088
Royal Caribbean Cruises Ltd.	4,710	971,908
Service Corp. International	4,352	355,341
Starbucks Corp.	7,707	752,974
Travel & Leisure Co.	2,070	98,967
Vail Resorts, Inc.	183	30,321
Wendy's Co.	2,662	50,871
Wyndham Hotels & Resorts, Inc.	2,118	187,062
Wynn Resorts Ltd.	2,851	273,753
Yum! Brands, Inc.	5,261	690,033
		15,830,412

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	12,685	229,598
BJ's Wholesale Club Holdings, Inc. *	4,022	340,784
Casey's General Stores, Inc.	924	364,074
Dollar General Corp.	6,681	534,747
Dollar Tree, Inc. *	6,152	397,665
Grocery Outlet Holding Corp. *	2,942	42,071
Kroger Co.	20,213	1,127,279
Maplebear, Inc. *	5,196	229,144
Performance Food Group Co. *	3,972	322,725
Sysco Corp.	5,763	431,937
Target Corp.	14,071	2,111,213
U.S. Foods Holding Corp. *	6,958	428,961
Walgreens Boots Alliance, Inc.	21,415	202,586
Walmart, Inc.	131,987	10,816,335
		17,579,119

Energy 6.8%
Antero Midstream Corp.	6,383	91,724
Antero Resources Corp. *	8,813	228,080
APA Corp.	11,070	261,252
Baker Hughes Co., Class A	30,437	1,159,041
Cheniere Energy, Inc.	3,415	653,563
Chevron Corp.	52,387	7,796,233
Chord Energy Corp.	1,867	233,562
Civitas Resources, Inc.	2,196	107,143
ConocoPhillips	35,605	3,900,172
Coterra Energy, Inc.	22,627	541,238
Devon Energy Corp.	19,084	738,169
Diamondback Energy, Inc.	5,736	1,013,953
DT Midstream, Inc.	2,917	262,968
EOG Resources, Inc.	17,470	2,130,641
EQT Corp.	16,757	612,301
Expand Energy Corp.	6,870	582,026
Exxon Mobil Corp.	136,458	15,935,565
Halliburton Co.	26,883	745,734
Hess Corp.	2,989	401,961
HF Sinclair Corp.	4,818	186,023
Kinder Morgan, Inc.	58,887	1,443,320
Marathon Oil Corp.	17,070	472,839
Marathon Petroleum Corp.	10,741	1,562,493
SECURITY	NUMBER OF SHARES	VALUE ($)
Matador Resources Co.	3,336	173,839
New Fortress Energy, Inc.	926	7,788
NOV, Inc.	12,016	186,368
Occidental Petroleum Corp.	20,332	1,018,836
ONEOK, Inc.	17,739	1,718,554
Ovintiv, Inc.	8,041	315,207
Permian Resources Corp., Class A	15,466	210,802
Phillips 66	12,716	1,549,063
Range Resources Corp.	7,232	217,177
Schlumberger NV	43,456	1,741,282
TechnipFMC PLC	12,916	344,728
Valero Energy Corp.	9,706	1,259,451
Viper Energy, Inc.	2,123	110,184
Williams Cos., Inc.	37,095	1,942,665
		51,855,945

Equity Real Estate Investment Trusts (REITs) 4.4%
Agree Realty Corp.	3,025	224,606
Alexandria Real Estate Equities, Inc.	5,264	587,199
American Homes 4 Rent, Class A	10,246	361,069
Americold Realty Trust, Inc.	8,635	221,747
AvalonBay Communities, Inc.	4,310	955,139
Brixmor Property Group, Inc.	9,122	245,838
BXP, Inc.	4,786	385,560
Camden Property Trust	3,154	365,202
Cousins Properties, Inc.	4,571	140,010
Crown Castle, Inc.	13,217	1,420,695
CubeSmart	6,821	326,317
Digital Realty Trust, Inc.	9,820	1,750,219
EastGroup Properties, Inc.	1,474	252,467
EPR Properties	2,264	102,718
Equinix, Inc.	2,735	2,483,599
Equity LifeStyle Properties, Inc.	5,594	392,251
Equity Residential	11,470	807,144
Essex Property Trust, Inc.	1,936	549,553
Extra Space Storage, Inc.	6,347	1,036,465
Federal Realty Investment Trust	2,499	276,989
First Industrial Realty Trust, Inc.	4,030	211,535
Gaming & Leisure Properties, Inc.	7,976	400,315
Healthcare Realty Trust, Inc., Class A	11,628	199,769
Healthpeak Properties, Inc.	21,260	477,287
Highwoods Properties, Inc.	3,158	105,919
Host Hotels & Resorts, Inc.	21,031	362,574
Invitation Homes, Inc.	18,596	584,100
Iron Mountain, Inc.	3,790	468,937
Kilroy Realty Corp.	3,548	142,700
Kimco Realty Corp.	20,082	476,345
Lamar Advertising Co., Class A	1,983	261,756
Lineage, Inc.	1,873	138,677
Medical Properties Trust, Inc. (a)	18,028	83,470
Mid-America Apartment Communities, Inc.	3,526	533,625
National Storage Affiliates Trust	2,088	88,009
NNN REIT, Inc.	5,500	238,920
Omega Healthcare Investors, Inc.	7,471	317,293
Park Hotels & Resorts, Inc.	6,302	87,535
Prologis, Inc.	28,105	3,174,179
Public Storage	4,077	1,341,578
Rayonier, Inc.	4,472	139,661
Realty Income Corp.	26,521	1,574,552
Regency Centers Corp.	5,582	398,778
Rexford Industrial Realty, Inc.	6,592	282,731
SBA Communications Corp., Class A	3,265	749,219
Simon Property Group, Inc.	7,325	1,238,804
STAG Industrial, Inc.	5,523	205,897
Sun Communities, Inc.	3,750	497,550
UDR, Inc.	9,943	419,495
Ventas, Inc.	12,238	801,467
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc., Class A	31,654	1,005,331
Vornado Realty Trust	5,304	219,639
Welltower, Inc.	18,337	2,473,294
Weyerhaeuser Co.	22,089	688,293
WP Carey, Inc.	6,572	366,192
		33,640,213

Financial Services 10.8%
Affiliated Managers Group, Inc.	962	186,532
Affirm Holdings, Inc. *	7,045	308,923
AGNC Investment Corp.	22,470	209,196
Ally Financial, Inc.	7,276	255,024
American Express Co.	10,669	2,881,483
Ameriprise Financial, Inc.	269	137,271
Annaly Capital Management, Inc.	15,121	287,450
Apollo Global Management, Inc.	3,985	570,891
Bank of New York Mellon Corp.	22,476	1,693,791
Berkshire Hathaway, Inc., Class B *	55,662	25,099,109
Blackrock, Inc.	4,490	4,404,825
Block, Inc. *	9,757	705,626
Capital One Financial Corp.	11,520	1,875,341
Carlyle Group, Inc.	6,630	331,699
Cboe Global Markets, Inc.	3,208	685,133
Charles Schwab Corp. (b)	40,648	2,879,098
CME Group, Inc.	10,931	2,463,410
Coinbase Global, Inc., Class A *	949	170,108
Corebridge Financial, Inc.	7,793	247,584
Credit Acceptance Corp. *	40	17,000
Discover Financial Services	7,623	1,131,482
Euronet Worldwide, Inc. *	1,312	129,193
Evercore, Inc., Class A	1,089	287,681
FactSet Research Systems, Inc.	743	337,367
Fidelity National Information Services, Inc.	17,103	1,534,652
Fiserv, Inc. *	11,895	2,354,020
Franklin Resources, Inc.	8,750	181,737
Global Payments, Inc.	7,722	800,849
Goldman Sachs Group, Inc.	7,010	3,629,708
Houlihan Lokey, Inc., Class A	1,453	251,035
Interactive Brokers Group, Inc., Class A	3,213	490,240
Intercontinental Exchange, Inc.	17,278	2,693,122
Invesco Ltd.	10,991	190,584
Jack Henry & Associates, Inc.	2,205	401,156
Janus Henderson Group PLC	3,911	161,563
Jefferies Financial Group, Inc.	3,816	244,148
KKR & Co., Inc.	14,585	2,016,230
Lazard, Inc.	208	11,022
MarketAxess Holdings, Inc.	1,123	325,019
MGIC Investment Corp.	7,762	194,360
Morgan Stanley	33,224	3,862,290
MSCI, Inc., Class A	985	562,632
Nasdaq, Inc.	12,548	927,548
Northern Trust Corp.	6,034	606,538
OneMain Holdings, Inc.	3,405	169,126
PayPal Holdings, Inc. *	31,106	2,466,706
Raymond James Financial, Inc.	5,753	852,710
Rithm Capital Corp.	15,465	163,774
Robinhood Markets, Inc., Class A *	20,138	473,042
Rocket Cos., Inc., Class A *	4,207	67,733
S&P Global, Inc.	9,517	4,571,586
SEI Investments Co.	3,040	227,270
SLM Corp.	6,610	145,618
SoFi Technologies, Inc. *	26,192	292,565
Starwood Property Trust, Inc.	9,500	187,530
State Street Corp.	9,165	850,512
Stifel Financial Corp.	3,014	312,311
Synchrony Financial	12,011	662,286
T. Rowe Price Group, Inc.	6,673	733,096
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG, Inc.	1,914	129,539
Tradeweb Markets, Inc., Class A	2,138	271,526
UWM Holdings Corp.	887	5,712
Virtu Financial, Inc., Class A	2,385	73,840
Voya Financial, Inc.	3,091	248,207
Western Union Co.	8,486	91,309
WEX, Inc. *	1,133	195,556
XP, Inc., Class A	11,235	196,163
		82,121,387

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	52,244	2,845,208
Archer-Daniels-Midland Co.	14,509	801,042
Boston Beer Co., Inc., Class A *	207	60,252
Brown-Forman Corp., Class B	6,711	295,485
Bunge Global SA	4,269	358,681
Campbell Soup Co.	5,815	271,270
Coca-Cola Co.	50,393	3,291,167
Coca-Cola Consolidated, Inc.	184	206,864
Conagra Brands, Inc.	14,413	417,112
Constellation Brands, Inc., Class A	4,838	1,124,061
Darling Ingredients, Inc. *	4,872	190,544
Flowers Foods, Inc.	5,664	125,911
Freshpet, Inc. *	963	127,636
General Mills, Inc.	16,989	1,155,592
Hershey Co.	3,816	677,645
Hormel Foods Corp.	8,771	267,954
Ingredion, Inc.	1,991	264,325
J.M. Smucker Co.	3,139	356,308
Kellanova	7,948	641,006
Keurig Dr. Pepper, Inc.	34,058	1,122,211
Kraft Heinz Co.	26,992	903,152
Lamb Weston Holdings, Inc.	2,949	229,108
McCormick & Co., Inc. - Non Voting Shares	7,667	599,866
Molson Coors Beverage Co., Class B	5,367	292,341
Mondelez International, Inc., Class A	40,727	2,788,985
Monster Beverage Corp. *	4,290	225,997
PepsiCo, Inc.	8,781	1,458,348
Philip Morris International, Inc.	47,277	6,273,658
Pilgrim's Pride Corp. *	1,136	55,028
Post Holdings, Inc. *	1,489	162,614
Seaboard Corp.	8	22,128
Tyson Foods, Inc., Class A	8,534	500,007
		28,111,506

Health Care Equipment & Services 7.3%
Abbott Laboratories	52,595	5,962,695
Acadia Healthcare Co., Inc. *	2,781	118,721
Align Technology, Inc. *	948	194,368
Amedisys, Inc. *	971	91,857
Baxter International, Inc.	15,519	554,028
Becton Dickinson & Co.	8,795	2,054,424
Boston Scientific Corp. *	44,662	3,752,501
Cardinal Health, Inc.	2,990	324,475
Centene Corp. *	15,992	995,662
Certara, Inc. *	3,648	37,210
Chemed Corp.	402	217,176
Cigna Group	7,705	2,425,611
Cooper Cos., Inc. *	5,917	619,392
CVS Health Corp.	38,361	2,165,862
DENTSPLY SIRONA, Inc.	6,111	141,592
Doximity, Inc., Class A *	3,461	144,462
Edwards Lifesciences Corp. *	14,748	988,264
Elevance Health, Inc.	5,940	2,410,214
Encompass Health Corp.	3,042	302,557
Enovis Corp. *	1,654	68,261
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,235	109,778
GE HealthCare Technologies, Inc.	12,181	1,064,010
Globus Medical, Inc., Class A *	3,406	250,477
HCA Healthcare, Inc.	4,330	1,553,344
Henry Schein, Inc. *	3,871	271,860
Hologic, Inc. *	6,975	564,068
Humana, Inc.	3,656	942,627
Labcorp Holdings, Inc.	2,565	585,513
Masimo Corp. *	624	89,862
McKesson Corp.	2,247	1,124,826
Medtronic PLC	39,033	3,483,695
Molina Healthcare, Inc. *	644	206,866
Premier, Inc., Class A	3,188	64,238
Quest Diagnostics, Inc.	3,377	522,861
QuidelOrtho Corp. *	1,639	62,364
R1 RCM, Inc. *	4,779	68,149
ResMed, Inc.	3,206	777,359
Solventum Corp. *	4,213	305,780
STERIS PLC	2,999	665,328
Stryker Corp.	7,735	2,755,826
Teleflex, Inc.	1,437	288,923
Tenet Healthcare Corp. *	2,892	448,318
UnitedHealth Group, Inc.	26,066	14,714,257
Universal Health Services, Inc., Class B	1,759	359,381
Zimmer Biomet Holdings, Inc.	6,199	662,797
		55,511,839

Household & Personal Products 1.8%
BellRing Brands, Inc. *	3,980	262,004
Church & Dwight Co., Inc.	7,420	741,332
Colgate-Palmolive Co.	11,130	1,042,992
Coty, Inc., Class A *	11,591	86,237
Estee Lauder Cos., Inc., Class A	4,500	310,230
Kenvue, Inc.	58,276	1,336,269
Kimberly-Clark Corp.	6,040	810,447
Procter & Gamble Co.	55,751	9,208,950
Reynolds Consumer Products, Inc.	1,653	44,548
Spectrum Brands Holdings, Inc.	826	74,026
		13,917,035

Insurance 4.0%
Aflac, Inc.	16,956	1,776,819
Allstate Corp.	6,755	1,259,943
American Financial Group, Inc.	2,174	280,294
American International Group, Inc.	19,748	1,498,478
Aon PLC, Class A	5,969	2,189,847
Arch Capital Group Ltd. *	10,962	1,080,415
Arthur J Gallagher & Co.	6,108	1,717,570
Assurant, Inc.	1,576	302,119
Assured Guaranty Ltd.	1,563	130,448
Axis Capital Holdings Ltd.	2,387	186,807
Brighthouse Financial, Inc. *	1,869	88,404
Brown & Brown, Inc.	4,055	424,315
Chubb Ltd.	12,297	3,473,165
Cincinnati Financial Corp.	4,660	656,268
CNA Financial Corp.	658	31,525
Everest Group Ltd.	1,093	388,682
Fidelity National Financial, Inc.	7,913	476,125
First American Financial Corp.	3,063	196,491
Globe Life, Inc.	2,702	285,331
Hanover Insurance Group, Inc.	1,079	160,048
Hartford Financial Services Group, Inc.	8,879	980,597
Kemper Corp.	1,841	114,639
Lincoln National Corp.	5,144	178,754
Loews Corp.	5,387	425,357
Markel Group, Inc. *	299	461,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	12,963	2,829,045
MetLife, Inc.	17,885	1,402,542
Old Republic International Corp.	7,540	263,372
Primerica, Inc.	1,049	290,374
Principal Financial Group, Inc.	6,952	572,845
Progressive Corp.	2,787	676,767
Prudential Financial, Inc.	10,958	1,342,136
Reinsurance Group of America, Inc.	1,990	420,049
RenaissanceRe Holdings Ltd.	1,562	409,869
RLI Corp.	1,172	182,797
Travelers Cos., Inc.	6,944	1,707,807
Unum Group	5,622	360,820
W.R. Berkley Corp.	8,958	512,129
White Mountains Insurance Group Ltd.	74	132,988
Willis Towers Watson PLC	3,113	940,717
		30,807,759

Materials 4.5%
Air Products & Chemicals, Inc.	6,750	2,096,078
Albemarle Corp.	3,586	339,702
Alcoa Corp.	7,593	304,403
Amcor PLC	43,795	487,438
AptarGroup, Inc.	2,023	339,682
Ashland, Inc.	1,511	127,785
ATI, Inc. *	3,753	197,821
Avery Dennison Corp.	1,525	315,721
Axalta Coating Systems Ltd. *	6,706	254,292
Ball Corp.	9,342	553,514
Berry Global Group, Inc.	3,472	244,602
Celanese Corp., Class A	2,479	312,280
CF Industries Holdings, Inc.	5,547	456,130
Chemours Co.	4,237	76,944
Cleveland-Cliffs, Inc. *	9,528	123,673
Corteva, Inc.	21,240	1,293,941
CRH PLC	20,891	1,993,628
Crown Holdings, Inc.	3,534	330,606
Dow, Inc.	21,384	1,055,942
DuPont de Nemours, Inc.	12,706	1,054,471
Eagle Materials, Inc.	251	71,650
Eastman Chemical Co.	3,562	374,331
Ecolab, Inc.	1,002	246,221
Element Solutions, Inc.	6,739	182,627
FMC Corp.	3,792	246,442
Freeport-McMoRan, Inc.	43,532	1,959,811
Graphic Packaging Holding Co.	9,034	255,301
Huntsman Corp.	4,932	108,504
International Flavors & Fragrances, Inc.	7,766	772,173
International Paper Co.	10,535	585,114
Linde PLC	14,609	6,663,895
Louisiana-Pacific Corp.	591	58,450
LyondellBasell Industries NV, Class A	7,906	686,636
Martin Marietta Materials, Inc.	1,761	1,043,111
Mosaic Co.	9,691	259,331
MP Materials Corp. *	3,972	71,456
NewMarket Corp.	205	107,619
Newmont Corp.	35,104	1,595,126
Nucor Corp.	7,280	1,032,595
Olin Corp.	3,605	147,913
Packaging Corp. of America	2,692	616,306
PPG Industries, Inc.	7,087	882,402
Reliance, Inc.	1,736	497,086
Royal Gold, Inc.	1,993	291,098
RPM International, Inc.	2,997	380,949
Scotts Miracle-Gro Co.	1,290	112,204
Sealed Air Corp.	4,157	150,400
Sherwin-Williams Co.	637	228,536
Silgan Holdings, Inc.	2,502	129,453
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	15,731	810,147
Sonoco Products Co.	2,958	155,354
Steel Dynamics, Inc.	4,505	587,903
U.S. Steel Corp.	6,755	262,432
Vulcan Materials Co.	2,986	817,955
Westlake Corp.	1,015	133,919
		34,483,103

Media & Entertainment 2.4%
Charter Communications, Inc., Class A *	2,863	937,947
Comcast Corp., Class A	116,828	5,101,879
Electronic Arts, Inc.	8,129	1,226,260
Fox Corp., Class A	10,713	449,946
IAC, Inc. *	2,250	107,888
Interpublic Group of Cos., Inc.	11,466	337,100
Liberty Broadband Corp., Class C *	2,878	232,600
Liberty Media Corp.-Liberty Formula One, Class C *	4,437	354,250
Liberty Media Corp.-Liberty Live, Class C *	1,986	115,903
Madison Square Garden Sports Corp. *	521	116,027
Match Group, Inc. *	7,831	282,151
New York Times Co., Class A	4,875	272,220
News Corp., Class A	15,218	414,690
Nexstar Media Group, Inc., Class A	577	101,506
Omnicom Group, Inc.	5,903	596,203
Paramount Global, Class B	18,610	203,593
Playtika Holding Corp.	2,121	16,607
Roku, Inc. *	3,231	207,042
Sirius XM Holdings, Inc.	7,382	196,804
Take-Two Interactive Software, Inc. *	5,253	849,515
TKO Group Holdings, Inc. *	2,074	242,181
TripAdvisor, Inc. *	3,105	49,804
Trump Media & Technology Group Corp. *(a)	655	23,148
Walt Disney Co.	55,863	5,374,021
Warner Bros Discovery, Inc. *	73,861	600,490
ZoomInfo Technologies, Inc., Class A *	9,590	105,970
		18,515,745

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
10X Genomics, Inc., Class A *	956	15,325
AbbVie, Inc.	30,605	6,239,441
Agilent Technologies, Inc.	8,913	1,161,453
Alnylam Pharmaceuticals, Inc. *	430	114,634
Amgen, Inc.	3,606	1,154,497
Avantor, Inc. *	20,589	460,576
Azenta, Inc. *	1,564	64,265
Biogen, Inc. *	4,422	769,428
BioMarin Pharmaceutical, Inc. *	5,742	378,340
Bio-Rad Laboratories, Inc., Class A *	580	207,750
Bio-Techne Corp.	4,729	348,764
Bristol-Myers Squibb Co.	61,697	3,440,842
Bruker Corp.	1,222	69,177
Catalent, Inc. *	5,459	319,897
Charles River Laboratories International, Inc. *	1,539	274,835
Danaher Corp.	19,630	4,822,306
Elanco Animal Health, Inc. *	14,752	186,465
Exact Sciences Corp. *	3,322	228,986
Exelixis, Inc. *	1,452	48,206
Fortrea Holdings, Inc. *	2,443	41,091
Gilead Sciences, Inc.	37,956	3,371,252
GRAIL, Inc. *	829	11,250
Illumina, Inc. *	4,846	698,502
Incyte Corp. *	4,554	337,543
Ionis Pharmaceuticals, Inc. *	311	11,939
IQVIA Holdings, Inc. *	4,867	1,001,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals PLC *	1,898	208,837
Johnson & Johnson	73,360	11,727,330
Mettler-Toledo International, Inc. *	643	830,595
Moderna, Inc. *	9,789	532,130
Organon & Co.	7,759	145,714
Perrigo Co. PLC	4,112	105,391
Pfizer, Inc.	172,455	4,880,477
QIAGEN NV *	6,778	285,354
Regeneron Pharmaceuticals, Inc. *	2,912	2,440,838
Repligen Corp. *	1,455	195,363
Revvity, Inc.	3,719	441,036
Roivant Sciences Ltd. *	12,957	149,653
Royalty Pharma PLC, Class A	11,936	322,272
Sotera Health Co. *	4,557	71,408
Thermo Fisher Scientific, Inc.	11,613	6,344,414
United Therapeutics Corp. *	1,333	498,502
Vertex Pharmaceuticals, Inc. *	3,935	1,872,981
Viatris, Inc.	35,931	416,800
Waters Corp. *	703	227,146
West Pharmaceutical Services, Inc.	868	267,283
Zoetis, Inc.	2,442	436,581
		58,178,595

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	9,294	1,217,235
CoStar Group, Inc. *	12,376	900,849
Howard Hughes Holdings, Inc. *	936	71,174
Jones Lang LaSalle, Inc. *	994	269,334
Seaport Entertainment Group, Inc. *	236	6,407
Zillow Group, Inc., Class C *	6,166	370,515
		2,835,514

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	16,646	2,398,189
Allegro MicroSystems, Inc. *	3,742	77,983
Amkor Technology, Inc.	3,438	87,497
Analog Devices, Inc.	15,066	3,361,375
Applied Materials, Inc.	2,042	370,786
Astera Labs, Inc. *	649	45,534
Cirrus Logic, Inc. *	1,642	180,324
First Solar, Inc. *	3,251	632,255
GLOBALFOUNDRIES, Inc. *	2,982	108,843
Intel Corp.	129,605	2,789,100
Lattice Semiconductor Corp. *	554	28,066
MACOM Technology Solutions Holdings, Inc. *	1,687	189,619
Marvell Technology, Inc.	23,974	1,920,557
Microchip Technology, Inc.	16,108	1,181,844
Micron Technology, Inc.	33,525	3,340,766
MKS Instruments, Inc.	1,880	186,740
ON Semiconductor Corp. *	13,095	923,067
Onto Innovation, Inc. *	1,109	219,948
Qorvo, Inc. *	2,882	205,371
QUALCOMM, Inc.	2,108	343,119
Skyworks Solutions, Inc.	4,872	426,690
Teradyne, Inc.	416	44,183
Texas Instruments, Inc.	24,323	4,941,461
Universal Display Corp.	705	127,126
Wolfspeed, Inc. *	3,833	51,017
		24,181,460

Software & Services 3.2%
Accenture PLC, Class A	19,082	6,579,855
Akamai Technologies, Inc. *	4,591	464,058
Amdocs Ltd.	3,467	304,212
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ANSYS, Inc. *	2,659	851,970
Aspen Technology, Inc. *	813	190,836
Bill Holdings, Inc. *	2,345	136,854
CCC Intelligent Solutions Holdings, Inc. *	13,500	140,535
Cognizant Technology Solutions Corp., Class A	15,112	1,127,204
Dolby Laboratories, Inc., Class A	1,772	129,179
DoubleVerify Holdings, Inc. *	1,919	32,719
Dropbox, Inc., Class A *	5,105	131,964
DXC Technology Co. *	5,510	109,429
EPAM Systems, Inc. *	1,572	296,558
Fair Isaac Corp. *	111	221,235
Fortinet, Inc. *	3,539	278,378
Gen Digital, Inc.	16,553	481,858
Globant SA *	317	66,535
Guidewire Software, Inc. *	1,362	253,686
HashiCorp, Inc., Class A *	948	32,099
Informatica, Inc., Class A *	1,941	52,989
International Business Machines Corp.	27,896	5,766,661
Kyndryl Holdings, Inc. *	6,843	156,636
MicroStrategy, Inc., Class A *	4,457	1,089,737
nCino, Inc. *	954	35,584
Nutanix, Inc., Class A *	5,270	327,267
Okta, Inc. *	2,684	192,953
PTC, Inc. *	1,415	262,242
Roper Technologies, Inc.	3,248	1,746,547
Salesforce, Inc.	4,331	1,261,924
SentinelOne, Inc., Class A *	7,027	181,226
Twilio, Inc., Class A *	4,176	336,794
Tyler Technologies, Inc. *	193	116,879
UiPath, Inc., Class A *	1,977	24,436
Unity Software, Inc. *	5,005	100,500
VeriSign, Inc. *	2,388	422,294
Zoom Video Communications, Inc., Class A *	8,033	600,387
		24,504,220

Technology Hardware & Equipment 2.6%
Amphenol Corp., Class A	14,970	1,003,289
Arrow Electronics, Inc. *	1,618	192,008
Avnet, Inc.	2,718	147,343
CDW Corp.	2,038	383,613
Ciena Corp. *	4,392	278,936
Cisco Systems, Inc.	123,282	6,752,155
Cognex Corp.	5,004	201,311
Coherent Corp. *	4,004	370,130
Corning, Inc.	23,370	1,112,178
Crane NXT Co.	1,488	80,754
Dell Technologies, Inc., Class C	6,964	860,959
F5, Inc. *	1,781	416,540
Hewlett Packard Enterprise Co.	39,465	769,173
HP, Inc.	22,626	803,675
IPG Photonics Corp. *	812	65,740
Jabil, Inc.	3,088	380,102
Juniper Networks, Inc.	9,907	385,382
Keysight Technologies, Inc. *	5,296	789,157
Littelfuse, Inc.	733	179,314
Lumentum Holdings, Inc. *	1,987	126,910
Motorola Solutions, Inc.	2,632	1,182,689
NetApp, Inc.	3,441	396,782
Pure Storage, Inc., Class A *	1,145	57,307
TD SYNNEX Corp.	2,286	263,690
Teledyne Technologies, Inc. *	1,402	638,359
Trimble, Inc. *	7,382	446,611
Ubiquiti, Inc.	70	18,598
Vontier Corp.	4,648	172,348
Western Digital Corp. *	9,904	646,830
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,231	470,205
		19,592,088

Telecommunication Services 1.8%
AT&T, Inc.	218,331	4,921,181
Frontier Communications Parent, Inc. *	7,393	264,152
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	3,167	92,888
Liberty Global Ltd., Class C *	9,792	201,911
T-Mobile U.S., Inc.	14,716	3,284,022
Verizon Communications, Inc.	128,167	5,399,676
		14,163,830

Transportation 2.1%
Alaska Air Group, Inc. *	3,805	182,298
American Airlines Group, Inc. *	18,302	245,247
Avis Budget Group, Inc.	317	26,311
CH Robinson Worldwide, Inc.	3,541	364,865
CSX Corp.	59,404	1,998,351
Delta Air Lines, Inc.	19,573	1,119,967
Expeditors International of Washington, Inc.	3,608	429,352
FedEx Corp.	6,884	1,885,183
GXO Logistics, Inc. *	3,539	211,668
JB Hunt Transport Services, Inc.	2,494	450,466
Kirby Corp. *	1,775	203,699
Knight-Swift Transportation Holdings, Inc.	4,754	247,588
Landstar System, Inc.	1,089	191,414
Lyft, Inc., Class A *	3,410	44,228
Norfolk Southern Corp.	6,872	1,720,955
Ryder System, Inc.	1,297	189,725
Saia, Inc. *	335	163,684
Schneider National, Inc., Class B	1,423	40,242
Southwest Airlines Co.	18,169	555,608
U-Haul Holding Co., Non Voting Shares	1,869	127,578
Union Pacific Corp.	9,664	2,242,724
United Airlines Holdings, Inc. *	9,932	777,278
United Parcel Service, Inc., Class B	22,176	2,972,915
		16,391,346

Utilities 4.8%
AES Corp.	21,554	355,425
Alliant Energy Corp.	7,752	465,120
Ameren Corp.	8,126	707,856
American Electric Power Co., Inc.	16,024	1,582,370
American Water Works Co., Inc.	5,945	821,064
Atmos Energy Corp.	4,579	635,474
Avangrid, Inc.	2,150	76,777
Brookfield Renewable Corp., Class A	4,115	125,837
CenterPoint Energy, Inc.	19,221	567,596
Clearway Energy, Inc., Class C	3,448	97,854
CMS Energy Corp.	9,004	626,768
Consolidated Edison, Inc.	10,595	1,077,300
Constellation Energy Corp.	8,053	2,117,617
Dominion Energy, Inc.	25,477	1,516,646
DTE Energy Co.	6,254	776,872
Duke Energy Corp.	23,451	2,703,197
Edison International	11,593	955,263
Entergy Corp.	6,477	1,002,510
Essential Utilities, Inc.	7,707	297,490
Evergy, Inc.	6,758	408,454
Eversource Energy	10,685	703,607
Exelon Corp.	30,375	1,193,737
FirstEnergy Corp.	17,507	732,318
IDACORP, Inc.	1,526	157,910
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	2,751	166,518
NextEra Energy, Inc.	62,531	4,955,582
NiSource, Inc.	13,574	477,262
NRG Energy, Inc.	3,736	337,734
OGE Energy Corp.	5,991	239,580
PG&E Corp.	64,976	1,313,815
Pinnacle West Capital Corp.	3,432	301,364
PPL Corp.	22,498	732,535
Public Service Enterprise Group, Inc.	15,135	1,353,220
Sempra	19,265	1,606,123
Southern Co.	33,362	3,036,943
UGI Corp.	6,333	151,422
WEC Energy Group, Inc.	9,595	916,610
Xcel Energy, Inc.	16,891	1,128,488
		36,422,258
Total Common Stocks (Cost $535,825,991)		758,602,212

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,300	1,182,384
Total Investment Companies (Cost $1,168,395)		1,182,384

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)	2,548,109	2,548,109
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	226,368	226,368
		2,774,477
Total Short-Term Investments (Cost $2,774,477)		2,774,477
Total Investments in Securities (Cost $539,768,863)		762,559,073

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	10	2,869,250	(60,226)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $208,303.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.	$2,523,420	$601,853	($1,171,352 )	$144,824	$780,353	$2,879,098	40,648	$46,119
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$744,438,382	$—	$—	$744,438,382
Telecommunication Services	14,163,830	—	0 *	14,163,830
Investment Companies[1]	1,182,384	—	—	1,182,384
Short-Term Investments[1]	2,774,477	—	—	2,774,477
Liabilities
Futures Contracts[2]	(60,226)	—	—	(60,226)
Total	$762,498,847	$—	$0	$762,498,847

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,882,922)		$2,879,098
Investments in securities, at value - unaffiliated issuers (cost $537,885,941) including securities on loan of $208,303		759,679,975
Deposit with broker for futures contracts		160,601
Receivables:
Dividends		681,255
Fund shares sold		412,436
Foreign tax reclaims		68,725
Income from securities on loan	+	315
Total assets		763,882,405

Liabilities
Collateral held for securities on loan		226,368
Payables:
Investments bought		404,066
Fund shares redeemed		379,505
Variation margin on futures contracts		62,544
Investment adviser fees	+	22,986
Total liabilities		1,095,469
Net assets		$762,786,936

Net Assets by Source
Capital received from investors		$567,688,737
Total distributable earnings	+	195,098,199
Net assets		$762,786,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$762,786,936		12,860,694		$59.31

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,912)		$15,330,867
Dividends received from securities - affiliated issuers		46,119
Other Interest		9,062
Securities on loan, net	+	46,336
Total investment income		15,432,384

Expenses
Investment adviser fees		243,363
Total expenses	–	243,363
Net investment income		15,189,021

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		144,824
Net realized gains on sales of securities - unaffiliated issuers		1,640,052
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		10,843,172
Net realized gains on futures contracts	+	794,232
Net realized gains		13,422,280
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		780,353
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		149,163,627
Net change in unrealized appreciation (depreciation) on futures contracts	+	(60,019)
Net change in unrealized appreciation (depreciation)	+	149,883,961
Net realized and unrealized gains		163,306,241
Increase in net assets resulting from operations		$178,495,262
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$15,189,021	$14,590,528
Net realized gains		13,422,280	603,093
Net change in unrealized appreciation (depreciation)	+	149,883,961	(11,298,959)
Increase in net assets resulting from operations		$178,495,262	$3,894,662

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,362,330 )	($14,210,885 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,522,785	$245,441,328	5,801,820	$283,185,301
Shares reinvested		261,070	12,821,154	239,623	11,415,609
Shares redeemed	+	(4,667,183)	(250,261,407)	(6,931,984)	(339,427,728)
Net transactions in fund shares		116,672	$8,001,075	(890,541)	($44,826,818 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,744,022	$592,652,929	13,634,563	$647,795,970
Total increase (decrease)	+	116,672	170,134,007	(890,541)	(55,143,041)
End of period		12,860,694	$762,786,936	12,744,022	$592,652,929
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$50.52	$51.84	$64.44	$44.98	$44.29
Income (loss) from investment operations:
Net investment income (loss)[1]	0.97	0.89	0.79	0.69	0.72
Net realized and unrealized gains (losses)	16.71	(1.40)	(11.54)	19.54	1.09
Total from investment operations	17.68	(0.51)	(10.75)	20.23	1.81
Less distributions:
Distributions from net investment income	(0.88)	(0.77)	(0.63)	(0.77)	(0.64)
Distributions from net realized gains	—	(0.04)	(1.22)	—	(0.48)
Total distributions	(0.88)	(0.81)	(1.85)	(0.77)	(1.12)
Net asset value at end of period	$67.32	$50.52	$51.84	$64.44	$44.98
Total return	35.35%	(1.03%)	(17.15%)	45.35%	4.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Net investment income (loss)	1.57%	1.66%	1.41%	1.19%	1.69%
Portfolio turnover rate	13%[3]	8%[3]	11%[3]	14%	29%
Net assets, end of period (x 1,000,000)	$1,630	$1,063	$903	$891	$483

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	37,878	2,152,606
BorgWarner, Inc.	31,622	1,063,448
Gentex Corp.	32,151	974,497
Harley-Davidson, Inc.	16,824	537,527
Lear Corp.	7,863	752,961
Lucid Group, Inc. *(a)	137,375	303,599
QuantumScape Corp., Class A *(a)	48,969	252,190
Rivian Automotive, Inc., Class A *	113,949	1,150,885
Thor Industries, Inc.	7,100	738,968
		7,926,681

Banks 2.9%
Bank OZK	14,719	643,956
BOK Financial Corp.	3,137	333,244
Citizens Financial Group, Inc.	62,815	2,645,768
Columbia Banking System, Inc.	28,816	821,544
Comerica, Inc.	18,399	1,172,200
Commerce Bancshares, Inc.	16,548	1,034,250
Cullen/Frost Bankers, Inc.	8,180	1,041,723
East West Bancorp, Inc.	19,150	1,866,933
Fifth Third Bancorp	94,913	4,145,800
First Citizens BancShares, Inc., Class A	1,666	3,227,625
First Hawaiian, Inc.	17,543	434,014
First Horizon Corp.	75,617	1,310,443
FNB Corp.	49,171	712,979
Huntington Bancshares, Inc.	200,793	3,130,363
KeyCorp	128,810	2,221,972
M&T Bank Corp.	23,098	4,496,719
NU Holdings Ltd., Class A *	442,311	6,674,473
Pinnacle Financial Partners, Inc.	10,528	1,110,178
Popular, Inc.	9,912	884,448
Prosperity Bancshares, Inc.	12,489	914,195
Regions Financial Corp.	127,786	3,050,252
Synovus Financial Corp.	19,894	992,114
TFS Financial Corp.	7,050	90,592
Webster Financial Corp.	23,683	1,226,779
Western Alliance Bancorp	14,958	1,244,655
Wintrust Financial Corp.	9,021	1,045,444
Zions Bancorp NA	20,100	1,046,406
		47,519,069

Capital Goods 11.7%
A.O. Smith Corp.	16,724	1,255,972
AAON, Inc.	9,484	1,083,263
Acuity Brands, Inc.	4,269	1,283,646
Advanced Drainage Systems, Inc.	9,727	1,457,883
AECOM	18,867	2,014,996
AGCO Corp.	8,674	866,012
Air Lease Corp., Class A	14,438	640,325
Allegion PLC	12,126	1,693,153
Allison Transmission Holdings, Inc.	12,115	1,294,609
AMETEK, Inc.	32,090	5,883,381
API Group Corp. *	31,560	1,077,458
Armstrong World Industries, Inc.	6,059	845,534
Axon Enterprise, Inc. *	9,980	4,226,530
AZEK Co., Inc., Class A *	19,983	879,252
Builders FirstSource, Inc. *	16,683	2,859,466
BWX Technologies, Inc.	12,676	1,543,303
Carlisle Cos., Inc.	6,401	2,702,694
CNH Industrial NV	121,588	1,365,433
Comfort Systems USA, Inc.	4,893	1,913,359
SECURITY	NUMBER OF SHARES	VALUE ($)
Core & Main, Inc., Class A *	26,689	1,181,789
Crane Co.	6,789	1,067,774
Cummins, Inc.	18,991	6,247,659
Curtiss-Wright Corp.	5,312	1,832,428
Donaldson Co., Inc.	16,629	1,216,578
Dover Corp.	19,059	3,608,441
EMCOR Group, Inc.	6,452	2,878,044
Esab Corp.	7,879	969,432
Fastenal Co.	79,565	6,220,392
Ferguson Enterprises, Inc.	28,120	5,532,329
Flowserve Corp.	18,252	960,785
Fortive Corp.	48,908	3,493,499
Fortune Brands Innovations, Inc.	17,098	1,424,776
Gates Industrial Corp. PLC *	28,633	554,049
Generac Holdings, Inc. *	8,197	1,357,013
Graco, Inc.	23,252	1,893,875
Hayward Holdings, Inc. *	19,880	323,249
HEICO Corp.	14,940	3,659,553
Hexcel Corp.	11,315	664,077
Howmet Aerospace, Inc.	56,322	5,616,430
Hubbell, Inc., Class B	7,444	3,178,811
Huntington Ingalls Industries, Inc.	5,490	1,015,430
IDEX Corp.	10,513	2,256,510
Ingersoll Rand, Inc.	56,096	5,385,216
ITT, Inc.	11,427	1,601,151
L3Harris Technologies, Inc.	26,324	6,514,400
Lennox International, Inc.	4,458	2,686,257
Lincoln Electric Holdings, Inc.	7,675	1,477,898
Loar Holdings, Inc. *	1,469	126,598
Masco Corp.	30,612	2,446,205
MasTec, Inc. *	8,695	1,068,529
MDU Resources Group, Inc.	28,336	817,494
Middleby Corp. *	7,396	959,261
MSC Industrial Direct Co., Inc., Class A	6,406	506,523
Nordson Corp.	7,889	1,955,604
nVent Electric PLC	22,928	1,709,741
Oshkosh Corp.	9,079	928,237
Otis Worldwide Corp.	56,155	5,514,421
Owens Corning	11,984	2,118,651
Pentair PLC	22,909	2,270,740
Quanta Services, Inc.	20,189	6,089,608
RBC Bearings, Inc. *	3,941	1,104,859
Regal Rexnord Corp.	9,220	1,535,499
Rockwell Automation, Inc.	15,930	4,248,690
Sensata Technologies Holding PLC	20,648	709,052
Simpson Manufacturing Co., Inc.	5,880	1,057,165
SiteOne Landscape Supply, Inc. *	6,207	867,366
Snap-on, Inc.	7,190	2,373,635
Spirit AeroSystems Holdings, Inc., Class A *	16,120	521,804
Stanley Black & Decker, Inc.	21,397	1,988,637
Textron, Inc.	25,956	2,087,382
Timken Co.	8,930	741,190
Toro Co.	14,554	1,171,306
Trex Co., Inc. *	15,062	1,067,143
United Rentals, Inc.	9,235	7,506,208
Valmont Industries, Inc.	2,776	865,224
Vertiv Holdings Co., Class A	49,761	5,438,380
Watsco, Inc.	4,812	2,276,124
WESCO International, Inc.	6,060	1,163,338
Westinghouse Air Brake Technologies Corp.	24,314	4,570,546
WillScot Holdings Corp. *	25,666	850,571
Woodward, Inc.	8,346	1,369,495
WW Grainger, Inc.	6,049	6,709,732
Xylem, Inc.	33,587	4,090,225
		190,529,297

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 3.7%
Amentum Holdings, Inc. *	17,427	518,279
Booz Allen Hamilton Holding Corp., Class A	17,814	3,236,091
Broadridge Financial Solutions, Inc.	16,277	3,432,168
CACI International, Inc., Class A *	3,066	1,694,149
Clarivate PLC *	56,179	370,781
Clean Harbors, Inc. *	7,082	1,637,783
Concentrix Corp.	6,491	275,933
Dayforce, Inc. *	20,933	1,485,196
Dun & Bradstreet Holdings, Inc.	42,044	499,903
Equifax, Inc.	17,074	4,524,952
FTI Consulting, Inc. *	4,879	951,795
Genpact Ltd.	24,419	932,073
Jacobs Solutions, Inc.	17,345	2,438,360
KBR, Inc.	18,547	1,242,835
Leidos Holdings, Inc.	18,744	3,433,151
ManpowerGroup, Inc.	6,533	410,599
MSA Safety, Inc.	5,149	854,477
Parsons Corp. *	6,330	684,653
Paychex, Inc.	44,703	6,228,469
Paycom Software, Inc.	7,060	1,475,752
Paycor HCM, Inc. *	10,167	153,420
Paylocity Holding Corp. *	6,092	1,124,401
RB Global, Inc.	25,422	2,154,260
Robert Half, Inc.	14,088	959,534
Rollins, Inc.	38,859	1,831,813
Science Applications International Corp.	7,100	1,024,459
SS&C Technologies Holdings, Inc.	29,811	2,084,683
Stericycle, Inc. *	12,868	790,996
Tetra Tech, Inc.	36,947	1,805,969
TransUnion	26,997	2,734,796
Veralto Corp.	34,327	3,507,876
Verisk Analytics, Inc., Class A	19,798	5,438,907
Vestis Corp.	18,476	249,796
		60,188,309

Consumer Discretionary Distribution & Retail 3.3%
Advance Auto Parts, Inc.	8,348	297,940
AutoNation, Inc. *	3,533	549,275
Bath & Body Works, Inc.	31,258	887,102
Best Buy Co., Inc.	29,982	2,711,272
Burlington Stores, Inc. *	8,824	2,186,322
CarMax, Inc. *	21,808	1,578,463
Carvana Co., Class A *	15,047	3,721,274
Coupang, Inc., Class A *	160,981	4,151,700
Dick's Sporting Goods, Inc.	7,763	1,519,607
Dillard's, Inc., Class A	421	156,410
eBay, Inc.	70,348	4,045,713
Etsy, Inc. *	16,208	833,740
Five Below, Inc. *	7,521	712,916
Floor & Decor Holdings, Inc., Class A *	14,576	1,502,057
GameStop Corp., Class A *	52,176	1,157,264
Gap, Inc.	27,820	577,821
Genuine Parts Co.	19,343	2,218,642
Kohl's Corp.	15,536	287,105
Lithia Motors, Inc., Class A	3,757	1,248,714
LKQ Corp.	36,471	1,341,768
Macy's, Inc.	37,955	582,230
Murphy USA, Inc.	2,580	1,260,201
Nordstrom, Inc.	13,869	313,578
Ollie's Bargain Outlet Holdings, Inc. *	8,502	780,739
Penske Automotive Group, Inc.	2,575	387,718
Pool Corp.	5,169	1,869,317
RH *	2,060	655,183
Ross Stores, Inc.	45,731	6,389,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	14,992	3,980,526
Ulta Beauty, Inc. *	6,658	2,456,669
Valvoline, Inc. *	17,845	718,797
Wayfair, Inc., Class A *	13,007	557,090
Williams-Sonoma, Inc.	17,706	2,374,906
		54,011,594

Consumer Durables & Apparel 2.9%
Amer Sports, Inc. *	8,042	143,550
Birkenstock Holding PLC *	5,442	250,332
Brunswick Corp.	9,425	751,549
Capri Holdings Ltd. *	15,923	314,320
Carter's, Inc.	4,949	270,710
Columbia Sportswear Co.	4,588	369,196
Crocs, Inc. *	8,246	889,084
Deckers Outdoor Corp. *	21,085	3,392,366
DR Horton, Inc.	41,220	6,966,180
Garmin Ltd.	21,524	4,269,285
Hasbro, Inc.	19,352	1,270,072
Leggett & Platt, Inc.	18,280	219,360
Lennar Corp., Class A	34,537	5,881,651
Mattel, Inc. *	46,854	954,885
Mohawk Industries, Inc. *	7,303	980,574
Newell Brands, Inc.	57,795	508,596
NVR, Inc. *	399	3,651,971
Polaris, Inc.	7,158	500,416
PulteGroup, Inc.	28,682	3,715,179
PVH Corp.	7,695	757,650
Ralph Lauren Corp., Class A	5,596	1,107,616
SharkNinja, Inc.	9,197	848,055
Skechers USA, Inc., Class A *	18,319	1,125,886
Tapestry, Inc.	31,857	1,511,615
Tempur Sealy International, Inc.	23,238	1,113,333
Toll Brothers, Inc.	14,189	2,077,837
TopBuild Corp. *	4,403	1,555,932
Under Armour, Inc., Class A *	51,786	442,770
VF Corp.	48,667	1,007,894
Whirlpool Corp.	7,310	756,658
YETI Holdings, Inc. *	11,839	416,851
		48,021,373

Consumer Services 3.8%
ADT, Inc.	40,157	289,130
Aramark	36,436	1,378,374
Boyd Gaming Corp.	9,572	663,244
Bright Horizons Family Solutions, Inc. *	7,995	1,067,093
Caesars Entertainment, Inc. *	29,793	1,193,210
Carnival Corp. *	138,769	3,052,918
Cava Group, Inc. *	10,452	1,395,969
Choice Hotels International, Inc. (a)	3,890	542,694
Churchill Downs, Inc.	9,698	1,358,690
Darden Restaurants, Inc.	16,557	2,649,451
Domino's Pizza, Inc.	4,830	1,998,316
DraftKings, Inc., Class A *	63,003	2,225,266
Duolingo, Inc. *	5,110	1,497,077
Dutch Bros, Inc., Class A *	15,257	505,312
Expedia Group, Inc. *	17,587	2,749,024
Grand Canyon Education, Inc. *	4,070	558,038
H&R Block, Inc.	19,219	1,147,951
Hilton Worldwide Holdings, Inc.	34,152	8,020,597
Hyatt Hotels Corp., Class A	6,091	885,936
Las Vegas Sands Corp.	49,234	2,552,783
Light & Wonder, Inc. *	12,512	1,173,375
Marriott Vacations Worldwide Corp.	4,868	374,982
MGM Resorts International *	32,478	1,197,464
Norwegian Cruise Line Holdings Ltd. *	59,350	1,503,929
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penn Entertainment, Inc. *	21,079	416,310
Planet Fitness, Inc., Class A *	12,095	949,699
Royal Caribbean Cruises Ltd.	32,953	6,799,852
Service Corp. International	19,838	1,619,773
Texas Roadhouse, Inc., Class A	9,252	1,768,242
Travel & Leisure Co.	9,351	447,071
Vail Resorts, Inc.	5,282	875,175
Wendy's Co.	24,042	459,443
Wingstop, Inc.	4,071	1,171,186
Wyndham Hotels & Resorts, Inc.	10,651	940,696
Wynn Resorts Ltd.	14,224	1,365,788
Yum! Brands, Inc.	39,165	5,136,881
		61,930,939

Consumer Staples Distribution & Retail 1.5%
Albertsons Cos., Inc., Class A	57,930	1,048,533
BJ's Wholesale Club Holdings, Inc. *	18,308	1,551,237
Casey's General Stores, Inc.	5,132	2,022,111
Dollar General Corp.	30,568	2,446,663
Dollar Tree, Inc. *	28,041	1,812,570
Grocery Outlet Holding Corp. *	13,253	189,518
Kroger Co.	92,221	5,143,165
Maplebear, Inc. *	23,904	1,054,167
Performance Food Group Co. *	21,197	1,722,256
Sysco Corp.	69,236	5,189,238
U.S. Foods Holding Corp. *	31,760	1,958,004
Walgreens Boots Alliance, Inc.	99,574	941,970
		25,079,432

Energy 5.2%
Antero Midstream Corp.	46,846	673,177
Antero Resources Corp. *	40,200	1,040,376
APA Corp.	50,363	1,188,567
Baker Hughes Co., Class A	138,739	5,283,181
Cheniere Energy, Inc.	31,922	6,109,232
Chord Energy Corp.	8,558	1,070,606
Civitas Resources, Inc.	13,815	674,034
Coterra Energy, Inc.	103,220	2,469,022
Devon Energy Corp.	87,471	3,383,378
Diamondback Energy, Inc.	26,216	4,634,202
DT Midstream, Inc.	13,472	1,214,501
EQT Corp.	81,950	2,994,453
Expand Energy Corp.	31,478	2,666,816
Halliburton Co.	122,542	3,399,315
Hess Corp.	38,832	5,222,127
HF Sinclair Corp.	22,019	850,154
Kinder Morgan, Inc.	269,472	6,604,759
Marathon Oil Corp.	77,559	2,148,384
Matador Resources Co.	16,379	853,510
New Fortress Energy, Inc.	8,731	73,428
NOV, Inc.	54,759	849,312
ONEOK, Inc.	81,111	7,858,034
Ovintiv, Inc.	36,523	1,431,702
Permian Resources Corp., Class A	90,911	1,239,117
Range Resources Corp.	32,921	988,618
Targa Resources Corp.	30,542	5,099,292
TechnipFMC PLC	59,509	1,588,295
Texas Pacific Land Corp.	2,612	3,045,592
Viper Energy, Inc.	14,037	728,520
Weatherford International PLC	10,024	791,896
Williams Cos., Inc.	169,171	8,859,485
		85,033,085

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 7.1%
Agree Realty Corp.	13,755	1,021,309
Alexandria Real Estate Equities, Inc.	24,108	2,689,247
American Homes 4 Rent, Class A	46,871	1,651,734
Americold Realty Trust, Inc.	39,408	1,011,997
AvalonBay Communities, Inc.	19,716	4,369,263
Brixmor Property Group, Inc.	41,554	1,119,880
BXP, Inc.	21,869	1,761,767
Camden Property Trust	14,347	1,661,239
Cousins Properties, Inc.	20,983	642,709
Crown Castle, Inc.	60,430	6,495,621
CubeSmart	31,057	1,485,767
Digital Realty Trust, Inc.	44,890	8,000,745
EastGroup Properties, Inc.	6,724	1,151,687
EPR Properties	10,375	470,714
Equity LifeStyle Properties, Inc.	25,635	1,797,526
Equity Residential	52,499	3,694,355
Essex Property Trust, Inc.	8,881	2,520,961
Extra Space Storage, Inc.	29,070	4,747,131
Federal Realty Investment Trust	11,481	1,272,554
First Industrial Realty Trust, Inc.	18,345	962,929
Gaming & Leisure Properties, Inc.	36,278	1,820,793
Healthcare Realty Trust, Inc., Class A	52,879	908,461
Healthpeak Properties, Inc.	97,243	2,183,105
Highwoods Properties, Inc.	14,429	483,949
Host Hotels & Resorts, Inc.	96,660	1,666,418
Invitation Homes, Inc.	85,143	2,674,342
Iron Mountain, Inc.	40,467	5,006,982
Kilroy Realty Corp.	16,184	650,920
Kimco Realty Corp.	91,433	2,168,791
Lamar Advertising Co., Class A	12,099	1,597,068
Lineage, Inc.	8,583	635,485
Medical Properties Trust, Inc. (a)	81,980	379,567
Mid-America Apartment Communities, Inc.	16,157	2,445,200
National Storage Affiliates Trust	9,468	399,076
NNN REIT, Inc.	25,114	1,090,952
Omega Healthcare Investors, Inc.	34,342	1,458,505
Park Hotels & Resorts, Inc.	28,952	402,143
Rayonier, Inc.	20,459	638,935
Realty Income Corp.	121,152	7,192,794
Regency Centers Corp.	25,602	1,829,007
Rexford Industrial Realty, Inc.	29,985	1,286,057
SBA Communications Corp., Class A	14,915	3,422,545
Simon Property Group, Inc.	44,971	7,605,496
STAG Industrial, Inc.	25,152	937,667
Sun Communities, Inc.	17,167	2,277,718
UDR, Inc.	45,622	1,924,792
Ventas, Inc.	56,052	3,670,845
VICI Properties, Inc., Class A	144,903	4,602,119
Vornado Realty Trust	24,362	1,008,830
Weyerhaeuser Co.	101,338	3,157,692
WP Carey, Inc.	30,044	1,674,052
		115,729,441

Financial Services 8.1%
Affiliated Managers Group, Inc.	4,353	844,047
Affirm Holdings, Inc. *	32,166	1,410,479
AGNC Investment Corp.	102,360	952,972
Ally Financial, Inc.	38,164	1,337,648
Ameriprise Financial, Inc.	13,927	7,106,948
Annaly Capital Management, Inc.	69,604	1,323,172
ARES Management Corp., Class A	25,437	4,265,276
Bank of New York Mellon Corp.	102,727	7,741,507
Block, Inc. *	77,213	5,584,044
Blue Owl Capital, Inc., Class A	69,760	1,559,834
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carlyle Group, Inc.	30,450	1,523,413
Cboe Global Markets, Inc.	14,668	3,132,645
Coinbase Global, Inc., Class A *	27,435	4,917,724
Corebridge Financial, Inc.	35,487	1,127,422
Corpay, Inc. *	9,495	3,130,691
Credit Acceptance Corp. *	869	369,325
Discover Financial Services	34,757	5,158,981
Equitable Holdings, Inc.	45,484	2,062,245
Euronet Worldwide, Inc. *	5,994	590,229
Evercore, Inc., Class A	4,998	1,320,322
FactSet Research Systems, Inc.	5,291	2,402,431
Fidelity National Information Services, Inc.	78,133	7,010,874
Franklin Resources, Inc.	39,757	825,753
Global Payments, Inc.	35,380	3,669,260
Houlihan Lokey, Inc., Class A	7,282	1,258,111
Interactive Brokers Group, Inc., Class A	14,646	2,234,687
Invesco Ltd.	50,865	881,999
Jack Henry & Associates, Inc.	10,056	1,829,488
Janus Henderson Group PLC	17,939	741,060
Jefferies Financial Group, Inc.	24,201	1,548,380
Lazard, Inc.	15,275	809,422
LPL Financial Holdings, Inc.	10,355	2,921,974
MarketAxess Holdings, Inc.	5,141	1,487,908
MGIC Investment Corp.	35,582	890,973
Morningstar, Inc.	3,698	1,213,129
MSCI, Inc., Class A	10,680	6,100,416
Nasdaq, Inc.	57,253	4,232,142
Northern Trust Corp.	27,728	2,787,219
OneMain Holdings, Inc.	15,604	775,051
Raymond James Financial, Inc.	26,281	3,895,370
Rithm Capital Corp.	71,601	758,255
Robinhood Markets, Inc., Class A *	92,198	2,165,731
Rocket Cos., Inc., Class A *	19,150	308,315
SEI Investments Co.	13,939	1,042,080
Shift4 Payments, Inc., Class A *	8,496	768,378
SLM Corp.	29,819	656,913
SoFi Technologies, Inc. *	142,880	1,595,970
Starwood Property Trust, Inc.	43,359	855,907
State Street Corp.	41,893	3,887,670
Stifel Financial Corp.	13,825	1,432,546
Synchrony Financial	54,876	3,025,863
T. Rowe Price Group, Inc.	30,491	3,349,741
Toast, Inc., Class A *	61,510	1,847,145
TPG, Inc.	11,622	786,577
Tradeweb Markets, Inc., Class A	16,132	2,048,764
UWM Holdings Corp.	13,201	85,014
Virtu Financial, Inc., Class A	11,317	350,374
Voya Financial, Inc.	14,066	1,129,500
Western Union Co.	47,045	506,204
WEX, Inc. *	5,692	982,439
XP, Inc., Class A	56,674	989,528
		131,547,485

Food, Beverage & Tobacco 2.4%
Archer-Daniels-Midland Co.	66,279	3,659,263
Boston Beer Co., Inc., Class A *	1,246	362,673
Brown-Forman Corp., Class B	30,646	1,349,343
Bunge Global SA	19,588	1,645,784
Campbell Soup Co.	26,749	1,247,841
Celsius Holdings, Inc. *	24,561	738,795
Coca-Cola Consolidated, Inc.	841	945,503
Conagra Brands, Inc.	66,186	1,915,423
Darling Ingredients, Inc. *	22,116	864,957
Flowers Foods, Inc.	25,970	577,313
Freshpet, Inc. *	6,478	858,594
General Mills, Inc.	77,615	5,279,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Hershey Co.	20,243	3,594,752
Hormel Foods Corp.	40,394	1,234,037
Ingredion, Inc.	9,076	1,204,930
J.M. Smucker Co.	14,309	1,624,215
Kellanova	36,457	2,940,257
Lamb Weston Holdings, Inc.	20,026	1,555,820
McCormick & Co., Inc. - Non Voting Shares	35,041	2,741,608
Molson Coors Beverage Co., Class B	24,368	1,327,325
Pilgrim's Pride Corp. *	5,711	276,641
Post Holdings, Inc. *	6,893	752,784
Seaboard Corp.	36	99,576
Tyson Foods, Inc., Class A	39,143	2,293,388
		39,090,194

Health Care Equipment & Services 5.3%
Acadia Healthcare Co., Inc. *	12,686	541,565
Align Technology, Inc. *	10,430	2,138,463
Amedisys, Inc. *	4,418	417,943
Baxter International, Inc.	70,840	2,528,988
Cardinal Health, Inc.	33,854	3,673,836
Cencora, Inc.	23,086	5,265,455
Centene Corp. *	73,092	4,550,708
Certara, Inc. *	16,371	166,984
Chemed Corp.	2,057	1,111,274
Cooper Cos., Inc. *	27,153	2,842,376
DaVita, Inc. *	6,996	978,111
DENTSPLY SIRONA, Inc.	28,082	650,660
Dexcom, Inc. *	55,638	3,921,366
Doximity, Inc., Class A *	17,011	710,039
Encompass Health Corp.	13,784	1,370,957
Enovis Corp. *	7,526	310,598
Envista Holdings Corp. *	23,930	501,812
GE HealthCare Technologies, Inc.	61,352	5,359,097
Globus Medical, Inc., Class A *	15,530	1,142,076
Henry Schein, Inc. *	17,804	1,250,375
Hologic, Inc. *	31,813	2,572,717
Humana, Inc.	16,758	4,320,715
IDEXX Laboratories, Inc. *	11,458	4,662,489
Inspire Medical Systems, Inc. *	4,056	791,082
Insulet Corp. *	9,693	2,244,220
Labcorp Holdings, Inc.	11,694	2,669,389
Masimo Corp. *	5,974	860,316
Molina Healthcare, Inc. *	8,082	2,596,100
Penumbra, Inc. *	5,122	1,172,272
Premier, Inc., Class A	14,291	287,964
Quest Diagnostics, Inc.	15,448	2,391,814
QuidelOrtho Corp. *	7,385	280,999
R1 RCM, Inc. *	21,823	311,196
ResMed, Inc.	20,210	4,900,319
Solventum Corp. *	19,314	1,401,810
STERIS PLC	13,704	3,040,233
Teleflex, Inc.	6,538	1,314,530
Tenet Healthcare Corp. *	13,202	2,046,574
Universal Health Services, Inc., Class B	8,025	1,639,588
Veeva Systems, Inc., Class A *	20,501	4,281,224
Zimmer Biomet Holdings, Inc.	28,432	3,039,950
		86,258,184

Household & Personal Products 0.9%
BellRing Brands, Inc. *	18,076	1,189,943
Church & Dwight Co., Inc.	33,912	3,388,148
Clorox Co.	17,228	2,731,499
Coty, Inc., Class A *	53,278	396,388
elf Beauty, Inc. *	7,451	784,218
Kenvue, Inc.	266,185	6,103,622
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	7,551	203,500
Spectrum Brands Holdings, Inc.	3,807	341,183
		15,138,501

Insurance 5.2%
Aflac, Inc.	77,564	8,127,932
Allstate Corp.	36,513	6,810,405
American Financial Group, Inc.	9,992	1,288,269
Arch Capital Group Ltd. *	50,141	4,941,897
Arthur J Gallagher & Co.	30,002	8,436,562
Assurant, Inc.	7,236	1,387,141
Assured Guaranty Ltd.	7,230	603,416
Axis Capital Holdings Ltd.	10,814	846,304
Brighthouse Financial, Inc. *	8,637	408,530
Brown & Brown, Inc.	33,196	3,473,629
Cincinnati Financial Corp.	21,289	2,998,130
CNA Financial Corp.	3,032	145,263
Everest Group Ltd.	5,990	2,130,104
Fidelity National Financial, Inc.	36,064	2,169,971
First American Financial Corp.	13,909	892,262
Globe Life, Inc.	12,342	1,303,315
Hanover Insurance Group, Inc.	4,933	731,712
Hartford Financial Services Group, Inc.	40,668	4,491,374
Kemper Corp.	8,412	523,815
Kinsale Capital Group, Inc.	3,061	1,310,445
Lincoln National Corp.	23,513	817,077
Loews Corp.	24,867	1,963,498
Markel Group, Inc. *	1,786	2,754,030
Old Republic International Corp.	34,544	1,206,622
Primerica, Inc.	4,813	1,332,287
Principal Financial Group, Inc.	31,951	2,632,762
Prudential Financial, Inc.	49,963	6,119,468
Reinsurance Group of America, Inc.	9,145	1,930,327
RenaissanceRe Holdings Ltd.	7,143	1,874,323
RLI Corp.	5,767	899,479
Ryan Specialty Holdings, Inc., Class A	14,219	936,606
Unum Group	25,612	1,643,778
W.R. Berkley Corp.	40,883	2,337,281
White Mountains Insurance Group Ltd.	346	621,810
Willis Towers Watson PLC	14,207	4,293,213
		84,383,037

Materials 5.9%
Albemarle Corp.	16,296	1,543,720
Alcoa Corp.	34,909	1,399,502
Amcor PLC	200,238	2,228,649
AptarGroup, Inc.	9,176	1,540,742
Ashland, Inc.	6,921	585,309
ATI, Inc. *	17,116	902,184
Avery Dennison Corp.	11,148	2,307,970
Axalta Coating Systems Ltd. *	30,551	1,158,494
Ball Corp.	42,692	2,529,501
Berry Global Group, Inc.	15,855	1,116,985
Celanese Corp., Class A	15,188	1,913,232
CF Industries Holdings, Inc.	25,292	2,079,761
Chemours Co.	20,882	379,217
Cleveland-Cliffs, Inc. *	63,907	829,513
Corteva, Inc.	97,232	5,923,373
Crown Holdings, Inc.	16,243	1,519,533
Dow, Inc.	97,829	4,830,796
DuPont de Nemours, Inc.	58,129	4,824,126
Eagle Materials, Inc.	4,623	1,319,682
Eastman Chemical Co.	16,215	1,704,034
Element Solutions, Inc.	31,222	846,116
FMC Corp.	17,274	1,122,637
Graphic Packaging Holding Co.	41,349	1,168,523
SECURITY	NUMBER OF SHARES	VALUE ($)
Huntsman Corp.	22,802	501,644
International Flavors & Fragrances, Inc.	35,540	3,533,742
International Paper Co.	48,214	2,677,806
Louisiana-Pacific Corp.	8,957	885,847
LyondellBasell Industries NV, Class A	36,190	3,143,102
Martin Marietta Materials, Inc.	8,521	5,047,329
Mosaic Co.	44,358	1,187,020
MP Materials Corp. *	18,298	329,181
NewMarket Corp.	934	490,322
Nucor Corp.	33,318	4,725,825
Olin Corp.	16,264	667,312
Packaging Corp. of America	12,330	2,822,830
PPG Industries, Inc.	32,483	4,044,458
Reliance, Inc.	7,947	2,275,544
Royal Gold, Inc.	9,148	1,336,157
RPM International, Inc.	17,632	2,241,204
Scotts Miracle-Gro Co.	5,912	514,226
Sealed Air Corp.	20,111	727,616
Silgan Holdings, Inc.	11,484	594,182
Smurfit WestRock PLC	71,873	3,701,460
Sonoco Products Co.	13,535	710,858
Steel Dynamics, Inc.	20,670	2,697,435
U.S. Steel Corp.	30,867	1,199,183
Vulcan Materials Co.	18,393	5,038,394
Westlake Corp.	4,638	611,938
		95,478,214

Media & Entertainment 3.4%
Charter Communications, Inc., Class A *	13,042	4,272,690
Electronic Arts, Inc.	37,171	5,607,245
Fox Corp., Class A	48,705	2,045,610
IAC, Inc. *	10,354	496,474
Interpublic Group of Cos., Inc.	52,265	1,536,591
Liberty Broadband Corp., Class C *	17,642	1,425,827
Liberty Media Corp.-Liberty Formula One, Class C *	31,626	2,525,020
Liberty Media Corp.-Liberty Live, Class C *	9,085	530,201
Live Nation Entertainment, Inc. *	21,969	2,573,449
Madison Square Garden Sports Corp. *	2,582	575,011
Match Group, Inc. *	35,707	1,286,523
New York Times Co., Class A	22,266	1,243,333
News Corp., Class A	69,677	1,898,698
Nexstar Media Group, Inc., Class A	4,308	757,863
Omnicom Group, Inc.	26,923	2,719,223
Paramount Global, Class B	84,910	928,915
Pinterest, Inc., Class A *	83,641	2,658,947
Playtika Holding Corp.	9,254	72,459
ROBLOX Corp., Class A *	71,062	3,675,327
Roku, Inc. *	17,521	1,122,746
Sirius XM Holdings, Inc.	33,872	903,028
Take-Two Interactive Software, Inc. *	23,964	3,875,458
TKO Group Holdings, Inc. *	10,980	1,282,135
Trade Desk, Inc., Class A *	61,434	7,384,981
TripAdvisor, Inc. *	14,923	239,365
Trump Media & Technology Group Corp. *(a)	8,327	294,276
Warner Bros Discovery, Inc. *	337,669	2,745,249
ZoomInfo Technologies, Inc., Class A *	43,506	480,741
		55,157,385

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
10X Genomics, Inc., Class A *	14,447	231,585
Agilent Technologies, Inc.	40,713	5,305,311
Alnylam Pharmaceuticals, Inc. *	17,553	4,679,454
Apellis Pharmaceuticals, Inc. *	14,630	398,814
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Avantor, Inc. *	94,382	2,111,325
Azenta, Inc. *	7,288	299,464
Biogen, Inc. *	20,248	3,523,152
BioMarin Pharmaceutical, Inc. *	26,250	1,729,613
Bio-Rad Laboratories, Inc., Class A *	2,690	963,531
Bio-Techne Corp.	21,577	1,591,304
Bruker Corp.	15,235	862,453
Catalent, Inc. *	25,136	1,472,970
Charles River Laboratories International, Inc. *	7,106	1,268,990
Elanco Animal Health, Inc. *	68,422	864,854
Exact Sciences Corp. *	25,330	1,745,997
Exelixis, Inc. *	39,738	1,319,302
Fortrea Holdings, Inc. *	12,604	211,999
GRAIL, Inc. *	3,423	46,450
Illumina, Inc. *	22,148	3,192,413
Incyte Corp. *	22,094	1,637,607
Intra-Cellular Therapies, Inc. *	14,284	1,210,569
Ionis Pharmaceuticals, Inc. *	21,691	832,718
IQVIA Holdings, Inc. *	25,053	5,156,408
Jazz Pharmaceuticals PLC *	8,541	939,766
Medpace Holdings, Inc. *	3,542	1,112,967
Mettler-Toledo International, Inc. *	2,933	3,788,703
Natera, Inc. *	15,729	1,902,580
Neurocrine Biosciences, Inc. *	13,828	1,663,094
Organon & Co.	35,583	668,249
Perrigo Co. PLC	18,918	484,868
QIAGEN NV *	31,022	1,306,026
Repligen Corp. *	7,728	1,037,639
Revvity, Inc.	17,082	2,025,754
Roivant Sciences Ltd. *	59,084	682,420
Royalty Pharma PLC, Class A	54,358	1,467,666
Sarepta Therapeutics, Inc. *	12,571	1,583,946
Sotera Health Co. *	20,938	328,098
Ultragenyx Pharmaceutical, Inc. *	12,530	638,905
United Therapeutics Corp. *	6,062	2,267,006
Viatris, Inc.	165,278	1,917,225
Viking Therapeutics, Inc. *	14,632	1,061,405
Waters Corp. *	8,200	2,649,502
West Pharmaceutical Services, Inc.	10,096	3,108,861
		71,290,963

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	42,517	5,568,451
CoStar Group, Inc. *	56,415	4,106,448
Howard Hughes Holdings, Inc. *	4,279	325,375
Jones Lang LaSalle, Inc. *	6,554	1,775,872
Seaport Entertainment Group, Inc. *	1,064	28,888
Zillow Group, Inc., Class C *	28,326	1,702,109
		13,507,143

Semiconductors & Semiconductor Equipment 2.1%
Allegro MicroSystems, Inc. *	16,875	351,675
Amkor Technology, Inc.	15,691	399,336
Astera Labs, Inc. *	3,066	215,110
Cirrus Logic, Inc. *	7,474	820,795
Enphase Energy, Inc. *	18,306	1,520,130
Entegris, Inc.	20,959	2,194,617
First Solar, Inc. *	14,826	2,883,360
GLOBALFOUNDRIES, Inc. *	13,641	497,896
Lattice Semiconductor Corp. *	18,933	959,146
MACOM Technology Solutions Holdings, Inc. *	7,774	873,798
Microchip Technology, Inc.	73,706	5,407,809
MKS Instruments, Inc.	9,278	921,584
Monolithic Power Systems, Inc.	6,528	4,956,710
SECURITY	NUMBER OF SHARES	VALUE ($)
ON Semiconductor Corp. *	59,671	4,206,209
Onto Innovation, Inc. *	6,809	1,350,429
Qorvo, Inc. *	13,150	937,069
Skyworks Solutions, Inc.	22,279	1,951,195
Teradyne, Inc.	21,723	2,307,200
Universal Display Corp.	6,497	1,171,539
Wolfspeed, Inc. *	17,622	234,549
		34,160,156

Software & Services 7.1%
Akamai Technologies, Inc. *	20,895	2,112,067
Amdocs Ltd.	15,932	1,397,953
ANSYS, Inc. *	12,126	3,885,292
Appfolio, Inc., Class A *	3,143	653,335
AppLovin Corp., Class A *	36,454	6,174,943
Aspen Technology, Inc. *	3,746	879,299
Bentley Systems, Inc., Class B	19,475	939,864
Bill Holdings, Inc. *	14,299	834,490
CCC Intelligent Solutions Holdings, Inc. *	62,781	653,550
Cloudflare, Inc., Class A *	41,680	3,655,753
Cognizant Technology Solutions Corp., Class A	69,184	5,160,435
Confluent, Inc., Class A *	34,380	899,725
Datadog, Inc., Class A *	41,549	5,211,907
DocuSign, Inc., Class A *	28,286	1,962,483
Dolby Laboratories, Inc., Class A	8,099	590,417
DoubleVerify Holdings, Inc. *	20,343	346,848
Dropbox, Inc., Class A *	33,374	862,718
DXC Technology Co. *	24,797	492,468
Dynatrace, Inc. *	40,908	2,200,850
Elastic NV *	11,292	905,957
EPAM Systems, Inc. *	7,717	1,455,812
Fair Isaac Corp. *	3,297	6,571,284
Five9, Inc. *	10,294	303,982
Gartner, Inc. *	10,476	5,264,190
Gen Digital, Inc.	75,468	2,196,873
Gitlab, Inc., Class A *	16,501	886,929
Globant SA *	5,824	1,222,399
GoDaddy, Inc., Class A *	19,656	3,278,621
Guidewire Software, Inc. *	11,392	2,121,874
HashiCorp, Inc., Class A *	19,592	663,385
HubSpot, Inc. *	6,792	3,768,134
Informatica, Inc., Class A *	8,965	244,745
Kyndryl Holdings, Inc. *	31,427	719,364
Manhattan Associates, Inc. *	8,520	2,243,827
MicroStrategy, Inc., Class A *	21,766	5,321,787
MongoDB, Inc., Class A *	9,819	2,655,058
nCino, Inc. *	11,348	423,280
Nutanix, Inc., Class A *	33,802	2,099,104
Okta, Inc. *	22,127	1,590,710
Palantir Technologies, Inc., Class A *	279,669	11,623,044
Pegasystems, Inc.	6,227	494,673
Procore Technologies, Inc. *	14,662	962,560
PTC, Inc. *	16,465	3,051,458
RingCentral, Inc., Class A *	11,313	407,381
SentinelOne, Inc., Class A *	38,050	981,309
Smartsheet, Inc., Class A *	18,633	1,051,274
Teradata Corp. *	13,565	437,200
Twilio, Inc., Class A *	23,671	1,909,066
Tyler Technologies, Inc. *	5,894	3,569,347
UiPath, Inc., Class A *	61,593	761,289
Unity Software, Inc. *	41,437	832,055
VeriSign, Inc. *	11,735	2,075,217
Zoom Video Communications, Inc., Class A *	36,683	2,741,687
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zscaler, Inc. *	12,739	2,303,084
		116,052,356

Technology Hardware & Equipment 3.3%
Arrow Electronics, Inc. *	7,350	872,224
Avnet, Inc.	12,422	673,397
CDW Corp.	18,673	3,514,819
Ciena Corp. *	20,055	1,273,693
Cognex Corp.	23,898	961,417
Coherent Corp. *	18,341	1,695,442
Corning, Inc.	106,537	5,070,096
Crane NXT Co.	6,786	368,276
F5, Inc. *	8,099	1,894,194
Hewlett Packard Enterprise Co.	180,348	3,514,983
HP, Inc.	135,945	4,828,766
IPG Photonics Corp. *	3,799	307,567
Jabil, Inc.	15,320	1,885,739
Juniper Networks, Inc.	45,158	1,756,646
Keysight Technologies, Inc. *	24,220	3,609,022
Littelfuse, Inc.	3,400	831,742
Lumentum Holdings, Inc. *	9,328	595,779
NetApp, Inc.	28,637	3,302,132
Pure Storage, Inc., Class A *	42,587	2,131,479
Super Micro Computer, Inc. *	68,880	2,005,097
TD SYNNEX Corp.	10,502	1,211,406
Teledyne Technologies, Inc. *	6,440	2,932,261
Trimble, Inc. *	33,904	2,051,192
Ubiquiti, Inc.	574	152,506
Vontier Corp.	21,346	791,510
Western Digital Corp. *	45,375	2,963,441
Zebra Technologies Corp., Class A *	7,115	2,717,717
		53,912,543

Telecommunication Services 0.2%
Frontier Communications Parent, Inc. *	34,057	1,216,856
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	16,275	477,346
Liberty Global Ltd., Class C *	44,342	914,332
		2,608,534

Transportation 2.2%
Alaska Air Group, Inc. *	17,516	839,192
American Airlines Group, Inc. *	90,878	1,217,765
Avis Budget Group, Inc.	2,336	193,888
CH Robinson Worldwide, Inc.	16,101	1,659,047
Delta Air Lines, Inc.	89,536	5,123,250
Expeditors International of Washington, Inc.	19,643	2,337,517
GXO Logistics, Inc. *	16,334	976,937
JB Hunt Transport Services, Inc.	11,416	2,061,958
Kirby Corp. *	8,060	924,966
Knight-Swift Transportation Holdings, Inc.	21,687	1,129,459
Landstar System, Inc.	4,946	869,358
Lyft, Inc., Class A *	49,984	648,292
Old Dominion Freight Line, Inc.	27,304	5,496,841
Ryder System, Inc.	5,889	861,443
Saia, Inc. *	3,680	1,798,085
Schneider National, Inc., Class B	6,453	182,491
Southwest Airlines Co.	83,122	2,541,871
U-Haul Holding Co., Non Voting Shares	15,055	1,027,654
United Airlines Holdings, Inc. *	45,508	3,561,456
XPO, Inc. *	15,850	2,068,900
		35,520,370

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.7%
AES Corp.	98,402	1,622,649
Alliant Energy Corp.	35,565	2,133,900
Ameren Corp.	36,991	3,222,286
American Water Works Co., Inc.	27,109	3,744,024
Atmos Energy Corp.	20,925	2,903,971
Avangrid, Inc.	9,941	354,993
Brookfield Renewable Corp., Class A	18,718	572,396
CenterPoint Energy, Inc.	88,118	2,602,125
Clearway Energy, Inc., Class C	15,957	452,860
CMS Energy Corp.	41,388	2,881,019
Consolidated Edison, Inc.	48,139	4,894,774
DTE Energy Co.	28,734	3,569,337
Edison International	52,876	4,356,982
Entergy Corp.	29,630	4,586,131
Essential Utilities, Inc.	35,031	1,352,197
Evergy, Inc.	30,878	1,866,266
Eversource Energy	48,831	3,215,521
Exelon Corp.	139,081	5,465,883
FirstEnergy Corp.	80,030	3,347,655
IDACORP, Inc.	6,990	723,325
National Fuel Gas Co.	12,718	769,821
NiSource, Inc.	62,250	2,188,710
NRG Energy, Inc.	28,884	2,611,114
OGE Energy Corp.	27,724	1,108,683
PG&E Corp.	297,144	6,008,252
Pinnacle West Capital Corp.	15,796	1,387,047
PPL Corp.	102,670	3,342,935
Public Service Enterprise Group, Inc.	69,315	6,197,454
UGI Corp.	29,003	693,462
Vistra Corp.	47,884	5,983,585
WEC Energy Group, Inc.	43,961	4,199,594
Xcel Energy, Inc.	77,310	5,165,081
		93,524,032
Total Common Stocks (Cost $1,271,975,503)		1,623,598,317

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	27,000	2,367,900
Total Investment Companies (Cost $1,931,091)		2,367,900

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)	3,094,309	3,094,309
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	1,792,630	1,792,630
		4,886,939
Total Short-Term Investments (Cost $4,886,939)		4,886,939
Total Investments in Securities (Cost $1,278,793,533)		1,630,853,156

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/20/24	11	3,424,960	(64,256)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,665,317.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,620,989,783	$—	$—	$1,620,989,783
Telecommunication Services	2,608,534	—	0 *	2,608,534
Investment Companies[1]	2,367,900	—	—	2,367,900
Short-Term Investments[1]	4,886,939	—	—	4,886,939
Liabilities
Futures Contracts[2]	(64,256)	—	—	(64,256)
Total	$1,630,788,900	$—	$0	$1,630,788,900

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,278,793,533) including securities on loan of $1,665,317		$1,630,853,156
Deposit with broker for futures contracts		294,400
Receivables:
Fund shares sold		988,456
Dividends		601,979
Income from securities on loan	+	3,027
Total assets		1,632,741,018

Liabilities
Collateral held for securities on loan		1,792,630
Payables:
Fund shares redeemed		862,627
Investment adviser fees		55,582
Variation margin on futures contracts	+	45,980
Total liabilities		2,756,819
Net assets		$1,629,984,199

Net Assets by Source
Capital received from investors		$1,284,058,643
Total distributable earnings	+	345,925,556
Net assets		$1,629,984,199

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,629,984,199		24,211,095		$67.32

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $10,620)		$22,344,426
Other Interest		18,485
Securities on loan, net	+	203,080
Total investment income		22,565,991

Expenses
Investment adviser fees		560,687
Total expenses	–	560,687
Net investment income		22,005,304

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		21,507,832
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		23,346,308
Net realized gains on futures contracts	+	1,762,383
Net realized gains		46,616,523
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		321,662,184
Net change in unrealized appreciation (depreciation) on futures contracts	+	(84,150)
Net change in unrealized appreciation (depreciation)	+	321,578,034
Net realized and unrealized gains		368,194,557
Increase in net assets resulting from operations		$390,199,861
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$22,005,304	$17,187,964
Net realized gains		46,616,523	3,084,904
Net change in unrealized appreciation (depreciation)	+	321,578,034	(41,931,352)
Increase (decrease) in net assets resulting from operations		$390,199,861	($21,658,484 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,556,015 )	($14,308,048 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,673,060	$472,023,059	7,273,631	$391,888,488
Shares reinvested		274,351	15,325,220	225,612	11,761,152
Shares redeemed	+	(4,772,760)	(291,842,392)	(3,886,346)	(208,151,675)
Net transactions in fund shares		3,174,651	$195,505,887	3,612,897	$195,497,965

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,036,444	$1,062,834,466	17,423,547	$903,303,033
Total increase	+	3,174,651	567,149,733	3,612,897	159,531,433
End of period		24,211,095	$1,629,984,199	21,036,444	$1,062,834,466
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$20.39	$18.17	$24.45	$18.56	$20.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.67	0.63	0.65	0.64	0.47
Net realized and unrealized gains (losses)	3.79	2.13	(6.14)	5.66	(1.75)
Total from investment operations	4.46	2.76	(5.49)	6.30	(1.28)
Less distributions:
Distributions from net investment income	(0.75)	(0.54)	(0.79)	(0.41)	(0.64)
Net asset value at end of period	$24.10	$20.39	$18.17	$24.45	$18.56
Total return	22.21%	15.30%	(23.12%)	34.24%	(6.56%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Net investment income (loss)	2.84%	2.99%	3.12%	2.76%	2.47%
Portfolio turnover rate	7%	13%	5%	3%	7%
Net assets, end of period (x 1,000,000)	$9,873	$7,952	$7,127	$8,781	$5,937

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 7.6%
Ampol Ltd.	133,836	2,450,341
ANZ Group Holdings Ltd.	1,780,483	36,287,142
APA Group	781,744	3,579,410
Aristocrat Leisure Ltd.	338,044	13,602,764
ASX Ltd.	115,715	4,927,956
BHP Group Ltd.	2,993,974	83,180,274
BlueScope Steel Ltd.	252,027	3,349,031
Brambles Ltd.	833,352	10,033,570
CAR Group Ltd.	215,544	5,309,068
Cochlear Ltd.	39,092	7,237,433
Coles Group Ltd.	802,686	9,264,195
Commonwealth Bank of Australia	987,812	92,137,498
Computershare Ltd.	315,580	5,455,573
CSL Ltd.	285,559	53,615,184
Dexus	645,463	3,029,311
Endeavour Group Ltd.	894,038	2,750,161
Fortescue Ltd.	1,011,494	12,666,785
Goodman Group	1,011,582	24,156,064
GPT Group	1,082,941	3,355,090
Insurance Australia Group Ltd.	1,395,028	6,850,220
James Hardie Industries PLC *	253,687	8,090,903
Lottery Corp. Ltd.	1,282,097	4,189,230
Macquarie Group Ltd.	214,632	32,483,757
Medibank Pvt Ltd.	1,644,000	3,863,700
Mineral Resources Ltd.	106,159	2,728,011
Mirvac Group	2,301,362	3,217,157
National Australia Bank Ltd.	1,824,191	46,234,340
Northern Star Resources Ltd.	676,851	7,854,445
Orica Ltd.	283,101	3,215,733
Origin Energy Ltd.	1,020,395	6,442,867
Pilbara Minerals Ltd. *(a)	1,745,908	3,233,748
Pro Medicus Ltd.	34,230	4,336,095
Qantas Airways Ltd. *	462,168	2,446,940
QBE Insurance Group Ltd.	890,989	10,059,374
Ramsay Health Care Ltd.	109,990	2,892,911
REA Group Ltd.	30,948	4,575,195
Reece Ltd.	140,504	2,093,593
Rio Tinto Ltd.	219,629	17,244,723
Santos Ltd.	1,917,214	8,529,420
Scentre Group	3,005,216	6,889,957
SEEK Ltd.	211,223	3,431,573
Seven Group Holdings Ltd.	123,015	3,351,559
Sonic Healthcare Ltd.	273,787	4,824,214
South32 Ltd.	2,684,116	6,436,923
Stockland	1,403,322	4,745,503
Suncorp Group Ltd.	757,034	8,880,204
Telstra Group Ltd.	2,392,703	5,989,949
Transurban Group	1,810,016	15,084,574
Treasury Wine Estates Ltd.	478,210	3,550,396
Vicinity Ltd.	2,306,237	3,278,592
Washington H Soul Pattinson & Co. Ltd.	134,635	2,950,294
Wesfarmers Ltd.	672,550	29,586,193
Westpac Banking Corp.	2,042,886	42,904,256
WiseTech Global Ltd.	98,143	7,535,240
Woodside Energy Group Ltd.	1,125,033	17,706,269
Woolworths Group Ltd.	724,141	14,202,723
Xero Ltd. *	86,140	8,368,977
		746,686,608

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.2%
Erste Group Bank AG	198,292	11,216,523
OMV AG	90,203	3,738,072
Verbund AG	39,990	3,293,345
voestalpine AG	64,583	1,344,425
		19,592,365

Belgium 1.0%
Ageas SA	92,286	4,816,253
Anheuser-Busch InBev SA	531,856	31,534,468
Argenx SE *	35,295	20,811,892
D'ieteren Group	13,261	2,870,964
Elia Group SA	16,766	1,595,382
Groupe Bruxelles Lambert NV	50,017	3,613,962
KBC Group NV	134,164	9,772,661
Lotus Bakeries NV	237	3,106,621
Sofina SA	9,337	2,289,196
Syensqo SA	42,904	3,328,288
UCB SA	74,933	14,428,231
Warehouses De Pauw CVA	106,528	2,535,227
		100,703,145

Denmark 3.4%
AP Moller - Maersk AS, Class A	1,922	2,930,933
AP Moller - Maersk AS, Class B	2,600	4,112,584
Carlsberg AS, Class B	56,621	6,257,394
Coloplast AS, Class B	74,048	9,274,556
Danske Bank AS	405,830	12,000,003
Demant AS *	57,474	2,122,872
DSV AS	120,828	26,449,907
Genmab AS *	36,686	8,216,095
Novo Nordisk AS, Class B	1,902,934	213,442,572
Novonesis (Novozymes) B, Class B	208,472	13,100,745
Orsted AS *	111,149	6,541,853
Pandora AS	49,066	7,418,589
Rockwool AS, B Shares	5,451	2,358,921
Tryg AS	205,760	4,856,090
Vestas Wind Systems AS *	601,765	11,468,032
Zealand Pharma AS *	38,801	4,479,282
		335,030,428

Finland 1.0%
Elisa OYJ	82,146	3,910,144
Fortum OYJ	268,558	3,965,183
Kesko OYJ, B Shares	158,051	3,394,654
Kone OYJ, B Shares	202,450	11,101,750
Metso OYJ (a)	369,156	3,513,316
Neste OYJ	256,285	4,114,914
Nokia OYJ	3,126,848	14,796,307
Nordea Bank Abp	1,853,834	21,702,799
Orion OYJ, B Shares	64,293	3,122,584
Sampo OYJ, A Shares	300,602	13,328,998
Stora Enso OYJ, R Shares	335,275	3,741,484
UPM-Kymmene OYJ	316,010	9,299,088
Wartsila OYJ Abp	294,624	5,642,767
		101,633,988

France 11.2%
Accor SA	115,094	5,221,491
Aeroports de Paris SA	19,435	2,312,128
Air Liquide SA	340,979	61,137,963
Airbus SE	351,161	53,566,519
Alstom SA *	211,418	4,650,448
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amundi SA	37,132	2,692,220
ArcelorMittal SA	276,467	6,838,213
Arkema SA	33,318	2,936,052
AXA SA	1,073,235	40,297,060
BioMerieux	24,777	2,773,126
BNP Paribas SA	600,452	41,007,258
Bollore SE	411,955	2,571,824
Bouygues SA	114,755	3,688,400
Bureau Veritas SA	187,279	5,939,539
Capgemini SE	91,760	15,918,597
Carrefour SA	317,852	5,047,784
Cie de Saint-Gobain SA	268,972	24,391,699
Cie Generale des Etablissements Michelin SCA	403,594	13,639,663
Covivio SA	33,021	1,878,544
Credit Agricole SA	628,532	9,634,189
Danone SA	381,516	27,254,934
Dassault Aviation SA	11,352	2,292,121
Dassault Systemes SE	396,988	13,586,979
Edenred SE	149,601	4,838,493
Eiffage SA	42,781	3,981,783
Engie SA	1,077,101	18,053,839
EssilorLuxottica SA	175,672	41,205,252
Eurazeo SE	26,064	1,987,973
Eurofins Scientific SE	82,173	4,052,933
Euronext NV	47,493	5,240,120
Gecina SA	27,170	2,903,605
Getlink SE	183,264	3,114,506
Hermes International SCA	18,715	42,534,530
Ipsen SA	23,046	2,809,478
Kering SA	44,196	11,038,855
Klepierre SA *	129,332	4,134,950
La Francaise des Jeux SAEM	62,803	2,684,530
Legrand SA	155,576	17,559,610
L'Oreal SA	142,222	53,357,444
LVMH Moet Hennessy Louis Vuitton SE	162,378	108,098,337
Orange SA	1,104,077	12,129,058
Pernod Ricard SA	120,549	15,040,724
Publicis Groupe SA	135,181	14,367,487
Renault SA	114,769	5,251,189
Rexel SA	136,051	3,748,401
Safran SA	201,486	45,609,492
Sanofi SA	673,309	71,155,139
Sartorius Stedim Biotech	17,594	3,529,406
Schneider Electric SE	322,455	83,531,532
SEB SA	15,150	1,600,517
Societe Generale SA	428,014	12,293,187
Sodexo SA	53,482	4,642,368
STMicroelectronics NV	398,111	10,821,621
Teleperformance SE	32,347	3,428,842
Thales SA	55,704	8,979,401
TotalEnergies SE	1,274,276	79,968,012
Unibail-Rodamco-Westfield *	69,545	5,686,853
Veolia Environnement SA	403,178	12,800,774
Vinci SA	294,726	33,015,408
Vivendi SE	420,761	4,496,055
		1,108,968,455

Germany 8.7%
adidas AG	95,079	22,770,582
Allianz SE	231,526	72,885,589
BASF SE	527,999	25,667,411
Bayer AG	579,606	15,618,594
Bayerische Motoren Werke AG	185,992	14,662,863
Bechtle AG	45,919	1,567,876
Beiersdorf AG	58,815	7,939,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Brenntag SE	75,332	4,914,136
Carl Zeiss Meditec AG, Bearer Shares	24,751	1,558,123
Commerzbank AG	597,682	10,600,260
Continental AG	67,201	4,194,035
Covestro AG *	113,372	7,180,576
CTS Eventim AG & Co. KGaA	37,189	3,905,408
Daimler Truck Holding AG	293,144	12,121,687
Delivery Hero SE *	108,873	4,621,885
Deutsche Bank AG	1,114,303	18,931,750
Deutsche Boerse AG	112,797	26,200,292
Deutsche Lufthansa AG	348,156	2,419,289
Deutsche Post AG	603,098	24,226,155
Deutsche Telekom AG	2,066,291	62,471,233
E.ON SE	1,324,473	17,873,854
Evonik Industries AG	151,576	3,340,610
Fresenius Medical Care AG	120,961	4,735,014
Fresenius SE & Co. KGaA *	246,925	9,015,388
GEA Group AG	92,105	4,536,708
Hannover Rueck SE	35,343	9,280,855
Heidelberg Materials AG	81,288	8,952,985
Henkel AG & Co. KGaA	61,904	4,827,996
Infineon Technologies AG	772,761	24,438,283
Knorr-Bremse AG	43,781	3,611,533
LEG Immobilien SE	43,081	4,069,752
Mercedes-Benz Group AG	441,710	26,834,169
Merck KGaA	75,593	12,497,432
MTU Aero Engines AG	31,915	10,431,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,153	40,477,277
Nemetschek SE	33,955	3,658,724
Puma SE	60,686	2,767,266
Qiagen NV *	127,763	5,414,400
Rational AG	2,979	2,917,340
Rheinmetall AG	25,900	13,334,238
RWE AG	375,189	12,159,718
SAP SE	616,786	144,010,208
Scout24 SE	44,619	3,854,425
Siemens AG	448,738	87,301,890
Siemens Energy AG *	377,478	15,504,188
Siemens Healthineers AG	165,262	8,627,413
Symrise AG, Class A	78,464	9,441,623
Talanx AG	38,360	2,956,336
Vonovia SE	436,713	14,317,957
Zalando SE *	136,488	4,131,857
		859,777,973

Hong Kong 2.0%
AIA Group Ltd.	6,582,000	51,947,241
BOC Hong Kong Holdings Ltd.	2,176,090	7,104,347
CK Asset Holdings Ltd.	1,147,711	4,691,802
CK Hutchison Holdings Ltd.	1,561,025	8,209,631
CK Infrastructure Holdings Ltd.	381,000	2,696,101
CLP Holdings Ltd.	983,926	8,358,055
Futu Holdings Ltd., ADR *	33,565	3,188,339
Galaxy Entertainment Group Ltd.	1,304,000	5,803,553
Hang Seng Bank Ltd.	458,140	5,604,051
Henderson Land Development Co. Ltd.	870,735	2,792,172
HKT Trust & HKT Ltd.	2,267,000	2,817,213
Hong Kong & China Gas Co. Ltd.	6,690,696	5,182,383
Hong Kong Exchanges & Clearing Ltd.	709,465	28,407,228
Hongkong Land Holdings Ltd.	655,401	2,810,090
Jardine Matheson Holdings Ltd.	94,017	3,619,655
Link REIT	1,534,140	7,148,198
MTR Corp. Ltd.	939,860	3,419,580
Power Assets Holdings Ltd.	808,938	5,388,551
Sands China Ltd. *	1,409,200	3,585,396
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sino Land Co. Ltd.	2,204,425	2,206,096
SITC International Holdings Co. Ltd.	796,000	2,252,608
Sun Hung Kai Properties Ltd.	867,104	9,388,972
Swire Pacific Ltd., A Shares	242,590	2,031,854
Techtronic Industries Co. Ltd.	805,000	11,644,683
WH Group Ltd.	4,787,789	3,726,415
Wharf Holdings Ltd.	655,000	1,855,876
Wharf Real Estate Investment Co. Ltd.	989,188	2,974,083
		198,854,173

Ireland 0.3%
AIB Group PLC	1,080,509	5,792,654
Bank of Ireland Group PLC	594,169	5,506,881
Kerry Group PLC, Class A	91,549	9,143,491
Kingspan Group PLC	90,795	8,017,825
		28,460,851

Israel 0.8%
Azrieli Group Ltd.	23,908	1,825,156
Bank Hapoalim BM	748,432	7,798,094
Bank Leumi Le-Israel BM	897,575	9,118,936
Check Point Software Technologies Ltd. *	52,432	9,081,747
CyberArk Software Ltd. *	25,300	6,995,956
Elbit Systems Ltd.	15,673	3,590,043
Global-e Online Ltd. *	61,174	2,351,528
ICL Group Ltd.	472,693	1,940,476
Israel Discount Bank Ltd., A Shares	712,481	4,187,958
Mizrahi Tefahot Bank Ltd.	89,576	3,693,450
Monday.com Ltd. *	21,754	6,392,848
Nice Ltd. *	36,893	6,410,501
Teva Pharmaceutical Industries Ltd., ADR *	664,359	12,250,780
Wix.com Ltd. *	31,139	5,203,950
		80,841,423

Italy 2.8%
Amplifon SpA	77,354	2,160,812
Banco BPM SpA	761,924	5,139,245
Davide Campari-Milano NV	366,061	2,457,646
DiaSorin SpA	13,862	1,505,560
Enel SpA	4,809,204	36,473,353
Eni SpA	1,351,189	20,582,909
Ferrari NV	74,527	35,576,888
FinecoBank Banca Fineco SpA	362,708	5,790,319
Generali	602,818	16,713,851
Infrastrutture Wireless Italiane SpA	198,623	2,239,429
Intesa Sanpaolo SpA	8,654,247	37,040,251
Leonardo SpA	240,804	5,739,756
Mediobanca Banca di Credito Finanziario SpA	292,451	4,824,643
Moncler SpA	130,945	7,274,974
Nexi SpA *	356,578	2,253,856
Poste Italiane SpA	281,701	3,961,093
Prysmian SpA	159,812	11,278,619
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,443,714
Snam SpA	1,202,019	5,774,385
Stellantis NV	1,245,702	17,069,013
Telecom Italia SpA *	6,157,168	1,559,637
Tenaris SA	281,232	4,633,429
Terna - Rete Elettrica Nazionale	827,947	7,171,454
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit SpA	871,081	38,535,906
		279,200,742

Japan 22.2%
Advantest Corp.	452,492	26,199,107
Aeon Co. Ltd.	384,700	9,426,354
AGC, Inc.	117,293	3,594,459
Aisin Corp.	324,300	3,371,867
Ajinomoto Co., Inc.	273,400	10,502,866
ANA Holdings, Inc.	93,400	1,839,674
Asahi Group Holdings Ltd.	850,100	10,205,683
Asahi Kasei Corp.	738,400	5,093,986
Asics Corp.	403,600	7,049,639
Astellas Pharma, Inc.	1,059,850	12,409,072
Bandai Namco Holdings, Inc.	351,200	7,363,299
Bridgestone Corp.	334,657	11,925,533
Brother Industries Ltd.	138,100	2,689,806
Canon, Inc.	549,795	17,882,071
Capcom Co. Ltd.	209,000	4,135,787
Central Japan Railway Co.	461,100	9,549,022
Chiba Bank Ltd.	315,500	2,302,429
Chubu Electric Power Co., Inc.	373,400	4,292,292
Chugai Pharmaceutical Co. Ltd.	397,100	18,894,594
Concordia Financial Group Ltd.	619,200	3,067,081
Dai Nippon Printing Co. Ltd.	230,296	3,997,103
Daifuku Co. Ltd.	190,490	3,580,589
Dai-ichi Life Holdings, Inc.	530,500	13,225,525
Daiichi Sankyo Co. Ltd.	1,094,700	35,630,532
Daikin Industries Ltd.	155,300	18,644,806
Daito Trust Construction Co. Ltd.	34,300	3,790,268
Daiwa House Industry Co. Ltd.	328,000	9,783,797
Daiwa Securities Group, Inc.	762,500	4,988,489
Denso Corp.	1,116,000	15,851,099
Dentsu Group, Inc.	119,200	3,679,435
Disco Corp.	54,800	15,592,493
East Japan Railway Co.	540,480	10,855,716
Eisai Co. Ltd.	146,200	4,953,273
ENEOS Holdings, Inc.	1,721,300	8,683,177
FANUC Corp.	559,500	14,844,274
Fast Retailing Co. Ltd.	112,800	36,064,579
Fuji Electric Co. Ltd.	78,500	3,997,838
FUJIFILM Holdings Corp.	660,833	15,720,104
Fujitsu Ltd.	977,700	18,797,105
Hamamatsu Photonics KK	163,400	2,160,580
Hankyu Hanshin Holdings, Inc.	134,200	3,648,904
Hikari Tsushin, Inc.	10,293	2,077,458
Hitachi Construction Machinery Co. Ltd.	66,353	1,439,637
Hitachi Ltd.	2,738,575	68,806,314
Honda Motor Co. Ltd.	2,648,517	26,636,426
Hoshizaki Corp.	66,900	2,198,884
Hoya Corp.	206,207	27,589,252
Hulic Co. Ltd.	238,200	2,205,820
Ibiden Co. Ltd.	72,400	2,299,763
Idemitsu Kosan Co. Ltd.	596,815	4,068,747
Inpex Corp.	550,500	7,256,719
Isuzu Motors Ltd.	349,100	4,514,486
ITOCHU Corp.	701,800	34,716,520
Japan Airlines Co. Ltd.	88,700	1,422,578
Japan Exchange Group, Inc.	583,400	6,838,067
Japan Post Bank Co. Ltd.	857,600	7,659,522
Japan Post Holdings Co. Ltd.	1,124,900	10,378,421
Japan Post Insurance Co. Ltd.	121,600	2,003,750
Japan Real Estate Investment Corp.	782	2,844,487
Japan Tobacco, Inc.	706,400	19,720,887
JFE Holdings, Inc.	348,800	4,199,331
Kajima Corp.	235,800	4,061,777
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kansai Electric Power Co., Inc.	414,900	6,653,783
Kao Corp.	276,219	12,174,450
Kawasaki Kisen Kaisha Ltd.	230,600	3,185,515
KDDI Corp.	906,800	28,273,471
Keisei Electric Railway Co. Ltd.	79,956	2,080,282
Keyence Corp.	114,900	51,867,390
Kikkoman Corp.	408,985	4,798,517
Kirin Holdings Co. Ltd.	459,900	6,770,935
Kobe Bussan Co. Ltd.	89,500	2,195,408
Kokusai Electric Corp.	82,300	1,500,636
Komatsu Ltd.	548,809	14,206,077
Konami Group Corp.	60,000	5,499,590
Kubota Corp.	587,500	7,506,536
Kyocera Corp.	752,100	7,627,579
Kyowa Kirin Co. Ltd.	143,300	2,361,837
Lasertec Corp.	47,800	6,486,253
LY Corp.	1,528,400	4,169,149
M3, Inc.	253,000	2,600,216
Makita Corp.	139,700	4,561,467
Marubeni Corp.	846,700	12,657,509
MatsukiyoCocokara & Co.	202,600	2,758,335
Mazda Motor Corp.	332,900	2,353,434
McDonald's Holdings Co. Japan Ltd.	50,200	2,127,323
MEIJI Holdings Co. Ltd.	144,200	3,369,159
Minebea Mitsumi, Inc.	209,300	3,684,615
Mitsubishi Chemical Group Corp.	803,200	4,334,138
Mitsubishi Corp.	1,977,300	36,172,864
Mitsubishi Electric Corp.	1,123,000	19,756,413
Mitsubishi Estate Co. Ltd.	666,802	9,860,686
Mitsubishi HC Capital, Inc.	464,738	3,111,995
Mitsubishi Heavy Industries Ltd.	1,893,900	26,736,092
Mitsubishi UFJ Financial Group, Inc.	6,562,709	69,172,490
Mitsui & Co. Ltd.	1,517,700	30,942,317
Mitsui Chemicals, Inc.	100,600	2,298,288
Mitsui Fudosan Co. Ltd.	1,560,431	13,314,141
Mitsui OSK Lines Ltd.	201,100	6,846,559
Mizuho Financial Group, Inc.	1,426,013	29,619,701
MonotaRO Co. Ltd.	150,600	2,272,003
MS&AD Insurance Group Holdings, Inc.	757,086	16,746,235
Murata Manufacturing Co. Ltd.	998,900	17,451,889
NEC Corp.	145,200	12,355,114
Nexon Co. Ltd.	201,200	3,487,187
NIDEC Corp.	493,000	9,820,962
Nintendo Co. Ltd.	612,990	32,379,944
Nippon Building Fund, Inc.	4,565	3,920,840
Nippon Paint Holdings Co. Ltd.	576,200	4,409,934
Nippon Prologis REIT, Inc.	1,393	2,241,174
Nippon Sanso Holdings Corp.	105,400	3,658,644
Nippon Steel Corp.	507,541	10,155,580
Nippon Telegraph & Telephone Corp.	17,642,975	17,022,554
Nippon Yusen KK	273,000	9,139,879
Nissan Motor Co. Ltd.	1,394,296	3,714,475
Nissin Foods Holdings Co. Ltd.	118,900	3,201,613
Nitori Holdings Co. Ltd.	47,700	6,074,813
Nitto Denko Corp.	420,500	6,918,793
Nomura Holdings, Inc.	1,755,400	9,001,522
Nomura Real Estate Holdings, Inc.	68,700	1,691,374
Nomura Research Institute Ltd.	219,700	6,571,974
NTT Data Group Corp.	381,800	6,040,163
Obayashi Corp.	388,800	4,766,385
Obic Co. Ltd.	189,900	6,205,442
Olympus Corp.	699,000	12,303,996
Omron Corp.	102,500	4,046,833
Ono Pharmaceutical Co. Ltd.	227,800	2,845,264
Oracle Corp.	23,200	2,219,384
Oriental Land Co. Ltd.	645,000	15,587,805
ORIX Corp.	680,600	14,340,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Osaka Gas Co. Ltd.	224,600	4,812,874
Otsuka Corp.	136,300	3,059,043
Otsuka Holdings Co. Ltd.	248,700	15,024,150
Pan Pacific International Holdings Corp.	225,900	5,604,191
Panasonic Holdings Corp.	1,395,212	11,482,644
Rakuten Group, Inc. *	885,920	5,287,660
Recruit Holdings Co. Ltd.	877,200	53,564,045
Renesas Electronics Corp.	994,900	13,329,988
Resona Holdings, Inc.	1,245,085	8,214,776
Ricoh Co. Ltd.	319,300	3,458,875
Rohm Co. Ltd.	198,600	2,189,530
SBI Holdings, Inc.	162,990	3,579,113
SCREEN Holdings Co. Ltd.	49,600	3,166,498
SCSK Corp.	95,400	1,780,134
Secom Co. Ltd.	249,400	8,869,383
Seiko Epson Corp.	175,500	3,189,828
Sekisui Chemical Co. Ltd.	220,900	3,117,539
Sekisui House Ltd.	352,469	8,512,674
Seven & i Holdings Co. Ltd.	1,301,709	18,744,523
SG Holdings Co. Ltd.	186,628	1,871,570
Shimadzu Corp.	142,500	4,203,444
Shimano, Inc.	45,500	6,684,387
Shin-Etsu Chemical Co. Ltd.	1,063,700	38,978,161
Shionogi & Co. Ltd.	442,800	6,324,398
Shiseido Co. Ltd.	235,000	5,072,455
Shizuoka Financial Group, Inc.	272,700	2,176,019
SMC Corp.	33,700	14,307,206
SoftBank Corp.	16,800,000	21,149,563
SoftBank Group Corp.	608,700	36,289,772
Sompo Holdings, Inc.	556,100	11,922,271
Sony Group Corp.	3,686,300	64,869,713
Subaru Corp.	356,600	6,368,601
SUMCO Corp.	201,000	1,921,845
Sumitomo Corp.	615,900	12,993,278
Sumitomo Electric Industries Ltd.	418,800	6,442,214
Sumitomo Metal Mining Co. Ltd.	147,200	4,069,869
Sumitomo Mitsui Financial Group, Inc.	2,218,738	47,069,481
Sumitomo Mitsui Trust Group, Inc.	386,200	8,469,490
Sumitomo Realty & Development Co. Ltd.	170,600	5,060,633
Suntory Beverage & Food Ltd.	85,600	2,887,666
Suzuki Motor Corp.	935,800	9,286,251
Sysmex Corp.	302,400	5,610,555
T&D Holdings, Inc.	288,600	4,606,704
Taisei Corp.	99,300	4,181,671
Takeda Pharmaceutical Co. Ltd.	943,990	26,338,447
TDK Corp.	1,146,700	13,479,795
Terumo Corp.	784,800	14,946,751
TIS, Inc.	129,200	3,221,791
Toho Co. Ltd.	67,308	2,570,370
Tokio Marine Holdings, Inc.	1,110,397	39,992,209
Tokyo Electric Power Co. Holdings, Inc. *	879,390	3,551,429
Tokyo Electron Ltd.	264,700	38,951,386
Tokyo Gas Co. Ltd.	215,840	5,325,396
Tokyu Corp.	291,300	3,591,264
TOPPAN Holdings, Inc.	139,500	4,080,549
Toray Industries, Inc.	831,300	4,520,666
TOTO Ltd.	87,300	2,435,652
Toyota Industries Corp.	83,800	5,809,188
Toyota Motor Corp.	6,067,915	104,552,559
Toyota Tsusho Corp.	370,807	6,303,242
Trend Micro, Inc.	76,800	4,018,359
Unicharm Corp.	241,000	7,771,032
West Japan Railway Co.	260,964	4,638,301
Yakult Honsha Co. Ltd.	147,900	3,214,028
Yamaha Motor Co. Ltd.	505,600	4,419,458
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yaskawa Electric Corp.	143,400	4,109,770
Yokogawa Electric Corp.	136,100	3,017,580
Zensho Holdings Co. Ltd.	57,900	2,904,790
ZOZO, Inc.	82,400	2,671,857
		2,193,690,786

Netherlands 4.5%
ABN AMRO Bank NV, GDR	267,536	4,421,219
Adyen NV *	12,875	19,668,609
Aegon Ltd.	775,432	4,894,386
AerCap Holdings NV	115,590	10,813,445
Akzo Nobel NV	100,941	6,441,394
ASM International NV	27,942	15,605,807
ASML Holding NV	236,077	158,910,755
ASR Nederland NV	93,770	4,444,604
BE Semiconductor Industries NV	45,728	4,867,568
Coca-Cola Europacific Partners PLC	121,599	9,241,524
DSM-Firmenich AG	108,965	12,921,418
EXOR NV	59,832	6,319,409
Heineken Holding NV	75,759	5,249,197
Heineken NV	170,154	13,955,471
IMCD NV	33,502	5,326,518
ING Groep NV	1,952,231	33,130,109
InPost SA *	121,962	2,379,246
JDE Peet's NV	75,925	1,714,119
Koninklijke Ahold Delhaize NV	553,572	18,251,102
Koninklijke KPN NV	2,333,417	9,119,659
Koninklijke Philips NV *	472,376	12,427,649
NN Group NV	162,441	7,974,594
Prosus NV *	836,287	35,245,206
Randstad NV	66,376	3,060,427
Universal Music Group NV	486,803	12,250,968
Wolters Kluwer NV	147,743	24,833,172
		443,467,575

New Zealand 0.2%
Auckland International Airport Ltd.	871,481	3,802,455
Fisher & Paykel Healthcare Corp. Ltd.	350,276	7,506,798
Mercury NZ Ltd.	396,921	1,562,315
Meridian Energy Ltd.	734,132	2,607,174
Spark New Zealand Ltd.	1,089,130	1,889,626
		17,368,368

Norway 0.6%
Aker BP ASA	183,907	3,935,181
DNB Bank ASA	532,046	11,025,573
Equinor ASA	497,098	11,812,140
Gjensidige Forsikring ASA	119,153	2,150,131
Kongsberg Gruppen ASA	52,203	5,449,533
Mowi ASA	275,959	4,757,518
Norsk Hydro ASA	823,318	5,110,622
Orkla ASA	420,562	3,885,382
Salmar ASA	39,663	2,011,959
Telenor ASA	353,539	4,342,023
Yara International ASA	97,859	2,942,834
		57,422,896

Portugal 0.2%
EDP Renovaveis SA	181,278	2,456,970
EDP SA	1,850,566	7,285,487
Galp Energia SGPS SA	275,717	4,712,522
Jeronimo Martins SGPS SA	168,649	3,278,214
		17,733,193

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.5%
CapitaLand Ascendas REIT	2,134,795	4,326,178
CapitaLand Integrated Commercial Trust	3,330,634	5,060,160
CapitaLand Investment Ltd.	1,524,249	3,220,110
DBS Group Holdings Ltd.	1,176,982	34,126,351
Genting Singapore Ltd.	3,627,200	2,284,438
Grab Holdings Ltd., Class A *	1,251,498	5,106,112
Keppel Ltd.	883,800	4,255,013
Oversea-Chinese Banking Corp. Ltd.	1,987,401	22,801,656
Sea Ltd., ADR *	219,449	20,639,178
Sembcorp Industries Ltd.	517,000	1,961,419
Singapore Airlines Ltd.	852,150	4,156,881
Singapore Exchange Ltd.	516,700	4,427,596
Singapore Technologies Engineering Ltd.	912,749	3,129,359
Singapore Telecommunications Ltd.	4,330,937	10,217,679
United Overseas Bank Ltd.	748,933	18,205,841
Wilmar International Ltd.	1,147,734	2,770,359
		146,688,330

Spain 2.8%
Acciona SA	14,578	1,870,798
ACS Actividades de Construccion y Servicios SA	108,094	5,183,694
Aena SME SA	44,061	9,764,802
Amadeus IT Group SA	266,048	19,286,686
Banco Bilbao Vizcaya Argentaria SA	3,416,636	34,011,492
Banco de Sabadell SA	3,180,359	6,202,919
Banco Santander SA	9,168,833	44,793,328
CaixaBank SA	2,151,322	13,109,637
Cellnex Telecom SA *	313,863	11,526,856
Endesa SA	193,280	4,171,187
Ferrovial SE	305,932	12,277,915
Grifols SA *	183,195	2,056,409
Iberdrola SA	3,609,716	53,620,642
Industria de Diseno Textil SA	645,132	36,781,972
Redeia Corp. SA	237,338	4,394,469
Repsol SA	707,956	8,862,453
Telefonica SA	2,354,830	11,050,395
		278,965,654

Sweden 3.3%
AddTech AB, B Shares	157,654	4,389,284
Alfa Laval AB	169,763	7,515,359
Assa Abloy AB, B Shares	590,901	18,508,632
Atlas Copco AB, A Shares	1,572,360	25,949,300
Atlas Copco AB, B Shares	937,690	13,633,732
Beijer Ref AB	215,339	3,243,782
Boliden AB	163,322	5,109,387
Epiroc AB, A Shares	395,514	7,724,505
Epiroc AB, B Shares	222,125	3,826,553
EQT AB	223,346	6,479,939
Essity AB, B Shares	358,304	10,115,663
Evolution AB	105,972	10,019,314
Fastighets AB Balder, B Shares *	408,050	3,174,438
Getinge AB, B Shares	132,855	2,350,292
H & M Hennes & Mauritz AB, B Shares (a)	335,913	5,007,552
Hexagon AB, B Shares	1,234,234	11,539,002
Holmen AB, B Shares	44,602	1,762,583
Husqvarna AB, B Shares	196,751	1,270,668
Industrivarden AB, A Shares	81,545	2,812,548
Industrivarden AB, C Shares	84,711	2,911,683
Indutrade AB	162,977	4,434,727
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Investment AB Latour, B Shares	88,274	2,436,512
Investor AB, B Shares	1,021,913	28,924,281
L E Lundbergforetagen AB, B Shares	44,511	2,203,733
Lifco AB, B Shares	137,126	4,091,553
Nibe Industrier AB, B Shares	879,755	4,265,529
Saab AB, B Shares	193,355	3,971,278
Sagax AB, B Shares	129,930	3,131,164
Sandvik AB	626,559	12,332,931
Securitas AB, B Shares	292,029	3,435,395
Skandinaviska Enskilda Banken AB, A Shares	941,131	13,291,833
Skanska AB, B Shares	201,594	4,104,061
SKF AB, B Shares	202,231	3,835,903
Svenska Cellulosa AB SCA, B Shares	358,982	4,752,655
Svenska Handelsbanken AB, A Shares	877,291	9,115,615
Swedbank AB, A Shares	508,445	10,316,614
Swedish Orphan Biovitrum AB *	117,030	3,657,685
Tele2 AB, B Shares	317,010	3,321,977
Telefonaktiebolaget LM Ericsson, B Shares	1,637,305	13,727,341
Telia Co. AB	1,391,398	4,046,643
Trelleborg AB, B Shares	125,899	4,188,046
Volvo AB, A Shares	120,418	3,159,644
Volvo AB, B Shares	930,496	24,236,457
Volvo Car AB, B Shares *(a)	466,268	1,007,473
		319,333,266

Switzerland 9.8%
ABB Ltd.	935,959	52,012,271
Adecco Group AG	101,437	3,173,123
Alcon AG	295,483	27,140,930
Avolta AG *	54,480	2,166,042
Bachem Holding AG	19,156	1,516,010
Baloise Holding AG	25,633	4,905,626
Banque Cantonale Vaudoise	18,579	1,851,343
Barry Callebaut AG	2,142	3,756,825
BKW AG	12,353	2,170,421
Chocoladefabriken Lindt & Spruengli AG	63	7,337,562
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	576	6,794,617
Cie Financiere Richemont SA, Class A	316,987	46,153,422
Clariant AG *	133,642	1,857,301
EMS-Chemie Holding AG	4,103	3,155,451
Galderma Group AG *	34,557	3,233,804
Geberit AG	19,564	12,256,615
Givaudan SA	5,466	25,949,552
Helvetia Holding AG	22,074	3,728,543
Holcim AG *	308,470	30,291,962
Julius Baer Group Ltd.	120,613	7,353,963
Kuehne & Nagel International AG	28,877	7,208,821
Logitech International SA	92,976	7,613,037
Lonza Group AG	42,636	26,235,125
Nestle SA	1,548,362	146,308,759
Novartis AG	1,165,732	126,489,207
Partners Group Holding AG	13,355	18,374,191
Roche Holding AG	414,148	128,345,881
Roche Holding AG, Bearer Shares	20,030	6,807,445
Sandoz Group AG	239,626	10,924,133
Schindler Holding AG	13,573	3,869,557
Schindler Holding AG, Participation Certificates	24,650	7,173,842
SGS SA	91,546	9,691,676
SIG Group AG *	178,462	3,851,238
Sika AG	89,430	24,907,787
Sonova Holding AG	30,343	11,103,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Straumann Holding AG	65,320	8,611,746
Swatch Group AG	37,396	1,515,176
Swatch Group AG, Bearer Shares	16,052	3,293,919
Swiss Life Holding AG	17,028	13,865,894
Swiss Prime Site AG	46,456	5,039,623
Swiss Re AG	177,978	22,725,534
Swisscom AG	15,277	9,307,986
Temenos AG	35,500	2,458,913
UBS Group AG	1,937,321	59,258,742
VAT Group AG	16,103	6,705,191
Zurich Insurance Group AG	86,661	51,095,737
		969,588,185

United Kingdom 14.7%
3i Group PLC	575,336	23,593,218
Admiral Group PLC	154,524	5,113,283
Anglo American PLC	751,847	23,307,571
Antofagasta PLC	232,269	5,188,093
Ashtead Group PLC	258,704	19,353,045
Associated British Foods PLC	199,661	5,738,599
AstraZeneca PLC	916,344	130,389,874
Auto Trader Group PLC	538,608	5,815,615
Aviva PLC	1,606,045	9,411,909
BAE Systems PLC	1,797,943	28,978,008
Barclays PLC	8,774,544	26,898,401
Barratt Redrow PLC	794,916	4,579,978
Berkeley Group Holdings PLC	61,104	3,486,892
BP PLC	9,762,107	47,744,704
British American Tobacco PLC	1,179,503	41,246,164
BT Group PLC	3,868,074	6,906,790
Bunzl PLC	200,292	8,817,769
Centrica PLC	3,088,430	4,675,205
Coca-Cola HBC AG *	130,642	4,571,565
Compass Group PLC	1,001,837	32,536,076
Croda International PLC	78,481	3,765,815
DCC PLC	58,108	3,676,148
Diageo PLC	1,317,247	40,678,916
Endeavour Mining PLC	115,830	2,597,378
Entain PLC	376,249	3,618,576
Experian PLC	542,886	26,495,987
Glencore PLC *	6,107,396	32,031,084
GSK PLC	2,449,600	44,236,287
Haleon PLC	4,555,931	21,896,114
Halma PLC	222,313	7,101,943
Hargreaves Lansdown PLC	217,588	3,053,592
Hikma Pharmaceuticals PLC	99,146	2,374,525
HSBC Holdings PLC	10,891,066	99,958,425
Imperial Brands PLC	477,774	14,418,282
Informa PLC	788,288	8,235,135
InterContinental Hotels Group PLC	94,592	10,433,267
Intertek Group PLC	95,291	5,720,466
J Sainsbury PLC	974,157	3,353,823
JD Sports Fashion PLC	1,540,846	2,470,725
Kingfisher PLC	1,111,985	4,205,308
Land Securities Group PLC	422,187	3,278,994
Legal & General Group PLC	3,505,188	9,831,646
Lloyds Banking Group PLC	36,908,270	25,333,852
London Stock Exchange Group PLC	282,932	38,347,429
M&G PLC	1,291,509	3,235,550
Melrose Industries PLC	783,061	4,795,775
Mondi PLC	262,238	4,246,474
National Grid PLC	2,843,551	35,704,050
NatWest Group PLC	3,950,271	18,717,379
Next PLC	69,778	8,827,934
NMC Health PLC *(b)	48,950	0
Pearson PLC	359,097	5,273,098
Persimmon PLC	191,031	3,620,281
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Group Holdings PLC	408,826	2,597,131
Prudential PLC	1,627,561	13,549,199
Reckitt Benckiser Group PLC	413,116	25,061,288
RELX PLC	1,101,696	50,523,437
Rentokil Initial PLC	1,512,325	7,585,478
Rio Tinto PLC	665,796	43,029,071
Rolls-Royce Holdings PLC *	5,033,427	34,732,648
Sage Group PLC	589,241	7,364,200
Schroders PLC	484,837	2,148,233
Segro PLC	752,020	7,619,752
Severn Trent PLC	161,573	5,345,190
Shell PLC	3,725,574	124,386,980
Smith & Nephew PLC	514,215	6,393,144
Smiths Group PLC	198,858	3,924,032
Spirax Group PLC	44,259	3,694,318
SSE PLC	651,860	14,812,472
Standard Chartered PLC	1,275,609	14,792,455
Taylor Wimpey PLC	2,057,047	3,889,221
Tesco PLC	4,107,070	18,135,476
Unilever PLC	1,475,128	89,985,846
United Utilities Group PLC	404,116	5,333,300
Vodafone Group PLC	13,510,922	12,564,019
Whitbread PLC	107,878	4,197,199
Wise PLC, Class A *	391,116	3,567,426
WPP PLC	640,587	6,733,163
		1,451,851,695
Total Common Stocks (Cost $6,677,122,309)		9,755,860,099

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	38,508	2,833,690
Dr. Ing hc F Porsche AG	68,229	4,800,619
Henkel AG & Co. KGaA	100,479	8,700,769
Porsche Automobil Holding SE	88,925	3,694,234
Sartorius AG	15,284	3,959,410
Volkswagen AG	121,912	11,833,116
		35,821,838
Total Preferred Stocks (Cost $42,511,764)		35,821,838

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	13,155,255	13,155,255
Total Short-Term Investments (Cost $13,155,255)		13,155,255

Total Investments in Securities (Cost $6,732,789,328)		9,804,837,192

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	655	76,969,050	(1,288,878)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,110,950.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	20.9%
Industrials	17.4%
Health Care	13.2%
Consumer Discretionary	10.8%
Consumer Staples	8.5%
Information Technology	8.4%
Materials	6.5%
Communication Services	4.4%
Energy	3.7%
Utilities	3.3%
Real Estate	2.1%
Short-Term Investments	0.1%
Total	99.3%

(a)	Excludes derivatives.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,788,639,793	$—	$1,788,639,793
Finland	7,032,728	94,601,260	—	101,633,988
France	4,642,368	1,104,326,087	—	1,108,968,455
Germany	4,827,996	854,949,977	—	859,777,973
Hong Kong	9,060,602	189,793,571	—	198,854,173
Israel	42,276,809	38,564,614	—	80,841,423
Japan	7,289,999	2,186,400,787	—	2,193,690,786
Netherlands	82,670,936	360,796,639	—	443,467,575
New Zealand	3,802,455	13,565,913	—	17,368,368
Norway	11,446,947	45,975,949	—	57,422,896
Portugal	3,278,214	14,454,979	—	17,733,193
Singapore	25,745,290	120,943,040	—	146,688,330
Sweden	17,095,325	302,237,941	—	319,333,266
Switzerland	3,233,804	966,354,381	—	969,588,185
United Kingdom	—	1,451,851,695	0 *	1,451,851,695
Preferred Stocks[1]	—	35,821,838	—	35,821,838
Short-Term Investments[1]	13,155,255	—	—	13,155,255
Liabilities
Futures Contracts[2]	(1,288,878)	—	—	(1,288,878)
Total	$234,269,850	$9,569,278,464	$0	$9,803,548,314

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,732,789,328) including securities on loan of $12,110,950		$9,804,837,192
Cash		15,920,632
Foreign currency, at value (cost $3,061,273)		3,060,255
Deposit with broker for futures contracts		3,758,094
Receivables:
Dividends		23,678,382
Foreign tax reclaims		21,673,145
Fund shares sold		19,697,198
Income from securities on loan	+	15,877
Total assets		9,892,640,775

Liabilities
Collateral held for securities on loan		13,155,255
Payables:
Fund shares redeemed		5,016,939
Investment adviser fees		514,262
Variation margin on futures contracts		321,375
Investments bought	+	194,401
Total liabilities		19,202,232
Net assets		$9,873,438,543

Net Assets by Source
Capital received from investors		$7,659,430,509
Total distributable earnings	+	2,214,008,034
Net assets		$9,873,438,543

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,873,438,543		409,626,992		$24.10

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $29,608,467)		$270,387,487
Other Interest		668,452
Securities on loan, net	+	479,942
Total investment income		271,535,881

Expenses
Investment adviser fees		5,612,339
Professional fees	+	40,863 [1]
Total expenses		5,653,202
Expense reduction	–	40,863 [1]
Net expenses	–	5,612,339
Net investment income		265,923,542

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(97,031,794)
Net realized gains on futures contracts		10,435,766
Net realized gains on foreign currency transactions	+	266,454
Net realized losses		(86,329,574)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,565,252,977
Net change in unrealized appreciation (depreciation) on futures contracts		576,519
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(69,315)
Net change in unrealized appreciation (depreciation)	+	1,565,760,181
Net realized and unrealized gains		1,479,430,607
Increase in net assets resulting from operations		$1,745,354,149

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$265,923,542	$253,165,280
Net realized losses		(86,329,574)	(324,397,418)
Net change in unrealized appreciation (depreciation)	+	1,565,760,181	1,142,537,840
Increase in net assets resulting from operations		$1,745,354,149	$1,071,305,702

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($284,048,299 )	($210,690,877 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		79,329,526	$1,864,040,426	103,868,172	$2,222,077,962
Shares reinvested		9,247,190	203,253,237	7,715,248	151,373,159
Shares redeemed	+	(68,978,397)	(1,607,634,817)	(113,838,437)	(2,408,660,480)
Net transactions in fund shares		19,598,319	$459,658,846	(2,255,017)	($35,209,359 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		390,028,673	$7,952,473,847	392,283,690	$7,127,068,381
Total increase (decrease)	+	19,598,319	1,920,964,696	(2,255,017)	825,405,466
End of period		409,626,992	$9,873,438,543	390,028,673	$7,952,473,847
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2024, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2024, if any, are disclosed within each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included within net realized gains (losses) on sales of securities within the Schwab International Index Fund’s Statement of Operations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2024, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed within each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2024, if any, are reflected within each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Non-Diversification Risk. To the extent that a fund becomes non-diversified as necessary to approximate the composition of its respective index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	1.2%	2.9%	— %	1.5%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.1%	— %	0.5%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.9%	2.4%	— %	1.2%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2030 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.4%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims withheld in the future.
For the period ended October 31, 2024, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $40,863, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2024, Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of October 31, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $57,655.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$283,761,871	$320,136,745	($65,809,778 )
Schwab 1000 Index Fund	120,883,002	91,154,138	(30,277,731)
Schwab Small-Cap Index Fund	29,571,819	101,286,979	11,181,068
Schwab Total Stock Market Index Fund	142,632,947	73,446,725	(72,925,534)
Schwab U.S. Large-Cap Growth Index Fund	90,345,562	95,861,037	9,513,673
Schwab U.S. Large-Cap Value Index Fund	90,863,866	48,188,063	6,638,330
Schwab U.S. Mid-Cap Index Fund	53,399,205	21,911,149	(11,560,113)
Schwab International Index Fund	131,888	50,732,150	(4,004,864)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated CreditFacility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
As of October 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	($8,251,205 )	($8,251,205 )
Schwab 1000 Index Fund
Futures Contracts[1]	(649,250)	(649,250)
Schwab Small-Cap Index Fund
Futures Contracts[1]	(311,227)	(311,227)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	(1,137,834)	(1,137,834)
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(145,203)	(145,203)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(60,226)	(60,226)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(64,256)	(64,256)
Schwab International Index Fund
Futures Contracts[1]	(1,288,878)	(1,288,878)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$97,659,450	$97,659,450
Schwab 1000 Index Fund
Futures Contracts[1]	14,398,331	14,398,331
Schwab Small-Cap Index Fund
Futures Contracts[1]	5,758,130	5,758,130
Schwab Total Stock Market Index Fund
Futures Contracts[1]	23,667,167	23,667,167
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	2,157,164	2,157,164
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	794,232	794,232
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	1,762,383	1,762,383
Schwab International Index Fund
Futures Contracts[1]	10,435,766	10,435,766

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	($2,448,817 )	($2,448,817 )
Schwab 1000 Index Fund
Futures Contracts[1]	2,575,822	2,575,822
Schwab Small-Cap Index Fund
Futures Contracts[1]	453,127	453,127
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,659,752	1,659,752
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(68,049)	(68,049)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(60,019)	(60,019)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(84,150)	(84,150)
Schwab International Index Fund
Futures Contracts[1]	576,519	576,519

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended October 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$353,576,231	1,358
Schwab 1000 Index Fund	57,929,276	229
Schwab Small-Cap Index Fund	23,195,982	227
Schwab Total Stock Market Index Fund	94,127,490	447
Schwab U.S. Large-Cap Growth Index Fund	8,309,151	32
Schwab U.S. Large-Cap Value Index Fund	3,209,472	12
Schwab U.S. Mid-Cap Index Fund	5,741,313	20
Schwab International Index Fund	73,050,798	637

8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$9,940,946,254	$1,950,492,597
Schwab 1000 Index Fund	576,085,604	407,435,518
Schwab Small-Cap Index Fund	1,202,050,950	854,078,869
Schwab Total Stock Market Index Fund	1,853,218,284	432,711,942
Schwab U.S. Large-Cap Growth Index Fund	1,242,132,080	375,270,622
Schwab U.S. Large-Cap Value Index Fund	233,886,725	210,859,372
Schwab U.S. Mid-Cap Index Fund	425,143,861	177,462,509
Schwab International Index Fund	1,093,049,963	650,042,307
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

8. Purchases and Sales of Investment Securities (continued):
During the period ended October 31, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$177,100,593
Schwab Small-Cap Index Fund	—	272,581,107
Schwab U.S. Large-Cap Value Index Fund	—	14,786,358
Schwab U.S. Mid-Cap Index Fund	—	34,345,173
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended October 31, 2024, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$42,179,999,332	$63,262,291,498	($1,708,715,617 )	$61,553,575,881
Schwab 1000 Index Fund	3,495,139,640	14,016,352,015	(153,954,520)	13,862,397,495
Schwab Small-Cap Index Fund	4,926,617,631	2,492,445,212	(1,006,450,434)	1,485,994,778
Schwab Total Stock Market Index Fund	11,410,889,387	14,939,906,131	(735,189,435)	14,204,716,696
Schwab U.S. Large-Cap Growth Index Fund	1,955,243,210	1,004,079,998	(61,429,757)	942,650,241
Schwab U.S. Large-Cap Value Index Fund	584,589,813	237,810,300	(59,901,266)	177,909,034
Schwab U.S. Mid-Cap Index Fund	1,321,033,851	432,850,072	(123,095,023)	309,755,049
Schwab International Index Fund	7,229,754,955	3,326,082,893	(752,289,534)	2,573,793,359
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab S&P 500 Index Fund	$1,027,140,317	$—	$61,553,575,881	$—	($276,675,148 )	$62,304,041,050
Schwab 1000 Index Fund	170,807,566	—	13,862,397,495	—	(77,204,524)	13,956,000,537
Schwab Small-Cap Index Fund	86,222,892	—	1,485,994,778	—	(137,861,900)	1,434,355,770
Schwab Total Stock Market Index Fund	256,054,873	—	14,204,716,696	—	(166,695,510)	14,294,076,059
Schwab U.S. Large-Cap Growth Index Fund	12,506,155	—	942,650,241	—	(26,409,852)	928,746,544
Schwab U.S. Large-Cap Value Index Fund	12,246,258	4,942,907	177,909,034	—	—	195,098,199
Schwab U.S. Mid-Cap Index Fund	21,475,917	14,694,590	309,755,049	—	—	345,925,556
Schwab International Index Fund	277,858,553	—	2,573,793,359	(493,219)	(637,150,659)	2,214,008,034

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$276,675,148
Schwab 1000 Index Fund	77,204,524
Schwab Small-Cap Index Fund	137,861,900
Schwab Total Stock Market Index Fund	166,695,510
Schwab U.S. Large-Cap Growth Index Fund	26,409,852
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	637,150,659
For the fiscal year ended October 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	29,613,769
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	11,997,529
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	11,482,459
Schwab International Index Fund	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,135,808,670	$999,828,367	$—
Schwab 1000 Index Fund	204,576,918	187,210,509	—
Schwab Small-Cap Index Fund	86,736,454	67,319,807	—
Schwab Total Stock Market Index Fund	286,776,664	253,821,250	—
Schwab U.S. Large-Cap Growth Index Fund	11,280,497	8,433,385	—
Schwab U.S. Large-Cap Value Index Fund	16,362,330	13,415,952	794,933
Schwab U.S. Mid-Cap Index Fund	18,556,015	13,525,251	782,797
Schwab International Index Fund	284,048,299	210,690,877	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab 1000 Index Fund, one of the Funds constituting Schwab Investments, and Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund (the “Funds”), seven of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Investments and Schwab Capital Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreements, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreements with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year.. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreements with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreements with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreements with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have any breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

MFR13810-27
00306153

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	December 16, 2024